UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (Zip Code)

Paul J. Battaglia 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019 through April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:	Reports to Stockholders.

  Manning & Napier Fund, Inc.

  Equity Series

Beginning on June 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,014.20	$5.26	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.64	$5.27	1.05%
Class W
Actual	$1,000.00	$1,019.70	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	$0.25	0.05%

1Expenses are equal to the Series’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Equity Series

Portfolio Composition as of April 30, 2020

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

2

Equity Series

Investment Portfolio - April 30, 2020
(unaudited)

		VALUE
	SHARES	(NOTE 2)
COMMON STOCKS - 96.7%
Communication Services - 10.9%
Entertainment - 5.1%
Activision Blizzard, Inc.	14,400	$917,712
Electronic Arts, Inc.*	12,840	1,467,098
The Walt Disney Co.	5,280	571,032
		2,955,842
Interactive Media & Services - 4.8%
Alphabet, Inc. - Class A*	775	1,043,692
Alphabet, Inc. - Class C*	330	445,058
Facebook, Inc. - Class A*	6,250	1,279,438
		2,768,188
Media - 1.0%
Charter Communications, Inc. - Class A*	1,120	554,658
Total Communication Services		6,278,688

Consumer Discretionary - 14.4%
Hotels, Restaurants & Leisure - 0.6%
Norwegian Cruise Line Holdings Ltd.*	10,160	166,624
Royal Caribbean Cruises Ltd.	4,470	209,062
		375,686
Internet & Direct Marketing Retail - 6.4%
Amazon.com, Inc.*	600	1,484,400
Booking Holdings, Inc.*	1,005	1,487,973
Expedia Group, Inc.	10,010	710,510
		3,682,883
Multiline Retail - 3.8%
Dollar General Corp.	6,875	1,205,188
Dollar Tree, Inc.*	12,755	1,016,191
		2,221,379
Specialty Retail - 2.4%
AutoZone, Inc.*	705	719,326
Floor & Decor Holdings, Inc. - Class A*	6,835	289,804
The TJX Companies, Inc.	7,970	390,928
		1,400,058
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. - Class B	7,645	666,491
Total Consumer Discretionary		8,346,497

Consumer Staples - 8.1%
Beverages - 5.1%
The Coca-Cola Co.	35,675	1,637,126

The accompanying notes are an integral part of the financial statements.

3

Equity Series

Investment Portfolio - April 30, 2020
(unaudited)

		VALUE
	SHARES	(NOTE 2)
COMMON STOCKS (continued)
Consumer Staples (continued)
Beverages (continued)
Constellation Brands, Inc. - Class A	2,610	$429,841
PepsiCo, Inc.	6,670	882,374
		2,949,341
Food Products - 3.0%
Mondelez International, Inc. - Class A	33,295	1,712,695
Total Consumer Staples		4,662,036

Energy - 8.4%
Oil, Gas & Consumable Fuels - 8.4%
Cabot Oil & Gas Corp.	65,615	1,418,596
Chevron Corp.	5,025	462,300
Concho Resources, Inc.	5,620	318,766
ConocoPhillips	20,035	843,473
EOG Resources, Inc.	20,980	996,760
Exxon Mobil Corp.	10,245	476,085
Pioneer Natural Resources Co.	3,690	329,554
Total Energy		4,845,534

Financials - 12.7%
Capital Markets - 10.6%
BlackRock, Inc.	2,730	1,370,569
Cboe Global Markets, Inc.	8,525	847,214
CME Group, Inc.	4,780	851,844
Intercontinental Exchange, Inc.	10,030	897,184
Moody’s Corp.	4,340	1,058,526
S&P Global, Inc.	3,805	1,114,408
		6,139,745
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. - Class B*	6,285	1,177,558
Total Financials		7,317,303

Health Care - 12.8%
Biotechnology - 2.5%
BioMarin Pharmaceutical, Inc.*	3,190	293,544
Incyte Corp.*	3,845	375,503
Seattle Genetics, Inc.*	2,835	389,047
Vertex Pharmaceuticals, Inc.*	1,490	374,288
		1,432,382
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp.*	12,075	452,571
IDEXX Laboratories, Inc.*	1,050	291,480

The accompanying notes are an integral part of the financial statements.

4

Equity Series

Investment Portfolio - April 30, 2020
(unaudited)

		VALUE
	SHARES	(NOTE 2)
COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.*	550	$280,984
West Pharmaceutical Services, Inc.	1,685	318,903
		1,343,938
Health Care Providers & Services - 3.3%
Humana, Inc.	2,300	878,186
UnitedHealth Group, Inc.	3,410	997,323
		1,875,509
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	2,315	774,784

Pharmaceuticals - 3.4%
Johnson & Johnson	9,140	1,371,366
Merck & Co., Inc.	3,710	294,351
Zoetis, Inc.	2,445	316,163
		1,981,880
Total Health Care		7,408,493

Industrials - 1.8%
Commercial Services & Supplies - 0.7%
Copart, Inc.*	5,480	439,003

Road & Rail - 1.1%
Norfolk Southern Corp.	3,630	621,093
Total Industrials		1,060,096

Information Technology - 19.8%
IT Services - 8.6%
Mastercard, Inc. - Class A	6,055	1,664,943
PayPal Holdings, Inc.*	10,130	1,245,990
Square, Inc. - Class A*	4,830	314,626
Verra Mobility Corp.*	53,545	479,763
Visa, Inc. - Class A	7,080	1,265,338
		4,970,660
Semiconductors & Semiconductor Equipment - 3.4%
Micron Technology, Inc.*	29,580	1,416,586
NVIDIA Corp.	1,945	568,485
		1,985,071
Software - 7.8%
Microsoft Corp.	11,230	2,012,528
salesforce.com, Inc.*	5,450	882,628

The accompanying notes are an integral part of the financial statements.

5

Equity Series

Investment Portfolio - April 30, 2020
(unaudited)

		VALUE
	SHARES	(NOTE 2)
COMMON STOCKS (continued)
Information Technology (continued)
Software (continued)
ServiceNow, Inc.*	4,630	$1,627,630
		4,522,786
Total Information Technology		11,478,517

Materials - 3.3%
Chemicals - 1.5%
FMC Corp.	9,510	873,969
Containers & Packaging - 1.0%
Graphic Packaging Holding Co.	42,190	563,236
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	25,430	224,547
Southern Copper Corp. (Peru)	8,370	271,523
		496,070
Total Materials		1,933,275

Real Estate - 4.5%
Equity Real Estate Investment Trusts (REITS) - 4.5%
American Tower Corp.	4,175	993,650
Equinix, Inc.	1,050	708,960
SBA Communications Corp.	3,050	884,256
Total Real Estate		2,586,866

TOTAL COMMON STOCKS
(Identified Cost $43,011,833)		55,917,305
SHORT-TERM INVESTMENT - 3.4%

Dreyfus Government Cash Management, Institutional Shares, 0.17%[1]
(Identified Cost $1,989,175)	1,989,175	1,989,175

TOTAL INVESTMENTS - 100.1%
(Identified Cost $45,001,008)		57,906,480
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(52,668)
NET ASSETS - 100%		$57,853,812

*Non-income producing security.

1Rate shown is the current yield as of April 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Equity Series

Statement of Assets and Liabilities

April 30, 2020 (unaudited)

ASSETS:

Investments, at value (identified cost $45,001,008) (Note 2)	$57,906,480
Dividends receivable	9,288
Receivable for fund shares sold	107
Prepaid expenses	22,394

TOTAL ASSETS	57,938,269

LIABILITIES:

Accrued management fees (Note 3)	20,275
Accrued fund accounting and administration fees (Note 3)	11,238
Accrued shareholder services fees (Class S) (Note 3)	11,120
Accrued Chief Compliance Officer service fees (Note 3)	956
Accrued sub-transfer agent fees (Note 3)	66
Audit fees payable	20,464
Printing fees payable	9,289
Accrued transfer agent fees	5,851
Other payables and accrued expenses	5,198

TOTAL LIABILITIES	84,457

TOTAL NET ASSETS	$57,853,812

NET ASSETS CONSIST OF:

Capital stock	$45,407
Additional paid-in-capital	44,503,846
Total distributable earnings (loss)	13,304,559

TOTAL NET ASSETS	$57,853,812

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($57,536,577/4,515,853 shares)	$12.74

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($317,235/24,847 shares)	$12.77

The accompanying notes are an integral part of the financial statements.

7

Equity Series

Statement of Operations

For the Six Months Ended April 30, 2020 (unaudited)

INVESTMENT INCOME:

Dividends	$349,090

EXPENSES:

Management fees (Note 3)	228,691
Shareholder services fees (Class S) (Note 3)	75,835
Fund accounting and administration fees (Note 3)	21,305
Directors’ fees (Note 3)	3,120
Chief Compliance Officer service fees (Note 3)	1,438
Sub-transfer agent fees (Note 3)	24
Custodian fees	1,638
Miscellaneous	61,635

Total Expenses	393,686
Less reduction of expenses (Note 3)	(75,101)

Net Expenses	318,585

NET INVESTMENT INCOME	30,505

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	488,763
Litigation proceeds (Note 4)	115,984
Net change in unrealized appreciation (depreciation) on investments	335,055

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	939,802

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$970,307

The accompanying notes are an integral part of the financial statements.

8

Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$30,505	$81,196
Net realized gain (loss) on investments	604,747	6,764,451
Net change in unrealized appreciation (depreciation) on investments	335,055	3,236,054

Net increase from operations	970,307	10,081,701

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(6,221,729)	(10,873,259)
Class W	(33,999)	—

Total distributions to shareholders	(6,255,728)	(10,873,259)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(930,433)	(4,700,431)

Net increase (decrease) in net assets	(6,215,854)	(5,491,989)

NET ASSETS:

Beginning of period	64,069,666	69,561,655

End of period	$57,853,812	$64,069,666

The accompanying notes are an integral part of the financial statements.

9

Equity Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.89	$14.28	$14.27	$12.20	$16.62	$21.15
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.02	(0.02)	0.01	(0.07)	0.01
Net realized and unrealized gain (loss) on investments	0.23	1.86	1.07	2.63	0.64	(0.42)
Total from investment operations	0.24	1.88	1.05	2.64	0.57	(0.41)
Less distributions to shareholders:
From net investment income	(0.03)	(0.01)	—	—	(0.00)[2]	(0.00)[2]
From net realized gain on investments	(1.36)	(2.26)	(1.04)	(0.57)	(4.99)	(4.12)
Total distributions to shareholders	(1.39)	(2.27)	(1.04)	(0.57)	(4.99)	(4.12)
Net asset value - End of period	$12.74	$13.89	$14.28	$14.27	$12.20	$16.62
Net assets - End of period (000’s omitted)	$57,537	$63,701	$69,562	$83,355	$98,470	$500,946
Total return[3]	1.42%[4]	16.88%	7.67%	22.68%[5]	6.16%	(1.46% )
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.05%[6]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	0.09%[6]	0.12%	(0.17% )	0.10%	(0.55% )	0.04%
Series portfolio turnover	33%	48%	45%	71%	40%	62%

*Effective March 1, 2017, Class A shares of the Series have been designated as Class S shares.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.24%[6]	0.24%	0.17%	0.15%	0.09%	0.03%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the Class’ total return is 1.26%.

5Includes litigation proceeds. Excluding this amount, the Class’ total return is 21.48%.

6Annualized.

The accompanying notes are an integral part of the financial statements.

10

Equity Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE PERIOD 3/1/19[1] TO 10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.98	$12.53
Income from investment operations:
Net investment income[2]	0.07	0.09
Net realized and unrealized gain (loss) on investments	0.24	1.36
Total from investment operations	0.31	1.45
Less distributions to shareholders:
From net investment income	(0.16)	—
From net realized gain on investments	(1.36)	—
Total distributions to shareholders	(1.52)	—
Net asset value - End of period	$12.77	$13.98
Net assets - End of period (000’s omitted)	$317	$369
Total return[3]	1.97%[4]	11.57%
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.05%	0.05%
Net investment income[5]	1.09%	1.04%
Series portfolio turnover	33%	48%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount5:

0.99%	1.00%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the Class’ total return is 1.73%.

5Annualized.

The accompanying notes are an integral part of the financial statements.

11

Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital.

The Series is authorized to issue two classes of shares (Class S and Class W). Each class of shares is substantially the same, except that Class S shares bear shareholder servicing fees.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2020, 8.9 billion shares have been designated in total among 31 series, of which 200 million have been designated as Equity Series Class S common stock and 100 million have been designated as Equity Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

12

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities:
Communication Services	$6,278,688	$6,278,688	$—	$—
Consumer Discretionary	8,346,497	8,346,497	—	—
Consumer Staples	4,662,036	4,662,036	—	—
Energy	4,845,534	4,845,534	—	—
Financials	7,317,303	7,317,303	—	—
Health Care	7,408,493	7,408,493	—	—
Industrials	1,060,096	1,060,096	—	—
Information Technology	11,478,517	11,478,517	—	—
Materials	1,933,275	1,933,275	—	—
Real Estate	2,586,866	2,586,866	—	—
Short-Term Investment	1,989,175	1,989,175	—	—
Total assets	$57,906,480	$57,906,480	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2019 or April 30, 2020.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2020, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

13

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2016 through October 31, 2019. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pay a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S shares. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

14

Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Advisor has contractually agreed to waive the management fee for the Class W shares. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and waived Class W management fees (collectively, “excluded expenses”), to 0.80% of the average daily net assets of the Class S shares and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $1,187 in management fees for Class W shares for the six months ended April 30, 2020. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $73,531 and $383 for Class S and Class W shares, respectively, for the six months ended April 30, 2020. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2020, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of April 30, 2020, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2022	2023
Class S	$108,913	$73,531
Class W	612	383

Manning  & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated February 13, 2020, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Other Transactions

The Series received proceeds from settlement of litigation where they were able to recover a portion of investment losses previously realized by the Series. This amount is shown as litigation proceeds in the Statement of Operations.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2020, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $19,671,569 and $25,981,446, respectively. There were no purchases or sales of U.S. Government securities.

15

Equity Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S and Class W shares of Equity Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	308,282	$3,642,509	269,984	$3,457,862
Reinvested	461,351	6,066,768	943,883	10,628,123
Repurchased	(839,048)	(10,615,614)	(1,499,648)	(19,117,104)
Total	(69,415)	$(906,337)	(285,781)	$(5,031,119)

CLASS W	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	28,317	$356,802
Reinvested	2,589	33,999	—	—
Repurchased	(4,135)	(58,095)	(1,924)	(26,114)
Total	(1,546)	$(24,096)	26,393	$330,688

At April 30, 2020, the Advisor and its affiliates owned 11.2% of the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2020 unless extended or renewed. During the six months ended April 30, 2020, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2020.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

16

Equity Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2019, were as follows:

Ordinary income	$3,116,908
Long-term capital gains	7,756,351

At April 30, 2020, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$45,864,901
Unrealized appreciation	12,989,154
Unrealized depreciation	(947,575)
Net unrealized appreciation	$12,041,579

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Funds performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds service providers and disrupt the Funds operations. Management of the Fund will continue to monitor the impact of COVID-19.

11.	Subsequent Events

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through June 17, 2020, the date the financial statements were issued, and the following item was noted:

In March of this year, William Manning, who is the co-founder of Manning & Napier, Inc. (“MN Inc.”), which is the ultimate parent company of the Advisor, delivered to the company an exchange notice under the terms of the exchange agreement (the “Exchange Agreement”) that was entered into at the time that MN Inc. became a public company in 2011. Pursuant to the Exchange Agreement, Mr. Manning was able to tender the entirety of his private interests in Manning & Napier Group, LLC (“MN Group”), the managing member of the Advisor, exchangeable for cash or shares of MN Inc. Class A common stock. On April 9, 2020, MN Inc. delivered to Mr. Manning a letter indicating that, as permitted under the Exchange Agreement, it would satisfy Mr. Manning’s exchange request by purchasing all of Mr. Manning’s private interests in MN Group (the “Transaction”). The Transaction, which settled on May 11, 2020, divested Mr. Manning’s entirely of his ownership interest in MN Group. Mr. Manning also served as the Chairman of the Board of Directors of MN Inc. through June 10, 2020 and did not stand for reelection.

The Transaction may be deemed to result in a change of control of the Advisor, under the 1940 Act, which results in the assignment and automatic termination of the investment advisory agreements pursuant to which the Advisor provides investment advisory services to the Series (the “Current Agreement”). At a meeting of the Board of Directors of the Advisor on April 22, 2020, the Board approved new investment advisory agreements for the Series (“New Agreement”), that require shareholder approval to take effect. Shareholders are being asked to approve the New Agreement through a proxy statement that was filed

17

Equity Series

Notes to Financial Statements (continued)

(unaudited)

11.	Subsequent Events (continued)

on May 15, 2020, which will enable the Advisor to continue to serve the Series. Terms of the New Agreement are the same as the Current Agreement, therefore there are no changes in fees paid to the Advisor.

In relation to the termination of the Current Agreement, at a meeting of the Board of Directors of the Advisor on April 17, 2020, the Board approved an interim advisory agreement which became effective on May 11, 2020 with the closing of the Transaction, allowing the Advisor to continue to provide investment advisory services for each Series for up to 150 days between termination of the Current Agreement and shareholder approval of the New Agreement. Terms of the interim advisory agreement is the same as the Current Agreement, therefore there are no changes in fees paid to the Advisor.

18

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 21, 2019, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on October 25, 2019 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

●

The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

●

The Board considered the Advisor’s investments teams, including changes to the investment teams and investment team’s compensation during the past year, and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. Representatives of the Advisor discussed improved performance for many of the Series over the one- and three-year time periods ending September 30, 2019. The Board discussed with Representatives of the Advisor, performance challenges that continue to impact the three- and five-year performance of certain Fund’s strategies resulting from periods of underperformance in 2014 and 2016. After discussion, the Board acknowledged the improved short term performance of many of the Series and concluded that notwithstanding the performance challenges that continue to impact certain Series, the nature and quality of the investment management services provided by the Advisor to the Fund supported the renewal of the agreement.

●

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. Representatives of the Advisor discussed the multi-year fee restructuring initiative which was completed by the Advisor on March 1, 2019 to increase the competitiveness of the Fund’s fees. The fee

19

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

restructuring project also resulted in a set of standardized share classes to help support the Fund’s distribution efforts across client types and varying intermediary distribution models.

●

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 26 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

●

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

●

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. The Board acknowledged that the fee restructuring project completed on March 1, 2019 reduced the expense ratios for shareholders in many Series. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

●

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

20

Equity Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management across open-end investment companies and reduce the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Board of Directors (the “Board”), including a majority of Directors who are not interested persons, of Manning & Napier Fund, Inc. and each of its series (each “a Fund” or collectively, the “Funds”) met on February 13, 2020 (the “Meeting”) to review the Liquidity Risk Management Program (the “Program”) of the Funds, in accordance with the requirements of the Liquidity Rule. The Board appointed the Liquidity Risk Management Committee (the “Committee”), in conjunction with the Fund’s investment advisor, Manning & Napier Advisors, LLC (“MNA”), to administer the Program and review it no less than annually.

At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including an evaluation of any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Review Period”).

The Report described the Committee’s review of and conclusions around each factor that the Fund must consider to assess, manage and review its Liquidity Risk. Additionally, the Report discussed the Committee’s management of the Program, including an evaluation of the Program’s methodology for classifying each portfolio investment into one of four liquidity buckets. As part of this evaluation the Committee re-affirmed that each Fund operated as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the Report highlighted the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s 15% limit on a Fund’s acquisition of Illiquid Investments.

There were no material changes to the Program during the Review Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

21

Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEQY-04/20-SAR

Manning & Napier Fund, Inc.

Blended Asset Conservative Series
Blended Asset Moderate Series
Blended Asset Extended Series
Blended Asset Maximum Series

Beginning on June 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Shareholder Expense Example - Blended Asset Conservative Series
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD
	11/1/19	4/30/20	11/1/19-4/30/20*
Actual	$1,000.00	$1,009.90	$2.25
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.63	$2.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.45%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Portfolio Composition - Blended Asset Conservative Series
As of April 30, 2020 (unaudited)

Asset Allocation[1]

1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[5]
Communication Services	7.7%
Financials	6.9%
Consumer Discretionary	5.9%
Real Estate	5.8%
Industrials	5.4%
Health Care	5.1%
Information Technology	5.0%
Energy	4.8%
Consumer Staples	4.5%
Materials	0.9%
Utilities	0.5%

[5]Including common stocks and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings[6]
Johnson & Johnson	0.9%
Booking Holdings, Inc.	0.9%
Mastercard, Inc. - Class A	0.8%
Unilever plc - ADR (United Kingdom)	0.8%
Visa, Inc. - Class A	0.7%

6As a percentage of total investments.

Top Five Bond Holdings[7]
U.S. Treasury Note, 2.50%, 8/15/2023	5.1%
U.S. Treasury Floating Rate Note, (3 mo. US Treasury Bill Yield + 0.300%), 0.41%, 10/31/2021	4.0%
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026	3.1%
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024	2.2%
U.S. Treasury Note, 1.625%, 5/15/2026	2.0%

7As a percentage of total investments.

2

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 29.9%

Communication Services - 3.2%
Entertainment - 1.4%
Activision Blizzard, Inc.[1]	4,490	$286,148
Electronic Arts, Inc.*[1]	1,965	224,521
Nexon Co. Ltd. (Japan)	26,500	427,869
The Walt Disney Co.	1,520	164,388
		1,102,926

Interactive Media & Services - 1.5%
Alphabet, Inc. - Class A*[1]	320	430,944
Alphabet, Inc. - Class C*	65	87,663
Facebook, Inc. - Class A*	1,680	343,913
Tencent Holdings Ltd. - Class H (China)	5,440	285,978
		1,148,498

Media - 0.3%
Charter Communications, Inc. - Class A*	190	94,094
Comcast Corp. - Class A	4,256	160,153
		254,247
Total Communication Services		2,505,671

Consumer Discretionary - 3.1%
Automobiles - 0.1%
Honda Motor Co. Ltd. - ADR (Japan)	3,735	89,827

Hotels, Restaurants & Leisure - 0.1%
Hilton Worldwide Holdings, Inc.	250	18,927
Wyndham Hotels & Resorts, Inc	684	25,794
		44,721

Household Durables - 0.4%
Nikon Corp. (Japan)	17,400	161,852
Sony Corp. - ADR (Japan)	2,325	149,381
		311,233

Internet & Direct Marketing Retail - 1.6%
Alibaba Group Holding Ltd. - ADR (China)*	710	143,896
Amazon.com, Inc.*[1]	185	457,690
Booking Holdings, Inc.*[1]	465	688,465
		1,290,051

Multiline Retail - 0.2%
Dollar Tree, Inc.*	1,650	131,455

Specialty Retail - 0.3%
The Home Depot, Inc.	1,228	269,951

Textiles, Apparel & Luxury Goods - 0.4%
adidas AG (Germany)	615	140,794

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
lululemon athletica, Inc.*	680	$151,966
		292,760
Total Consumer Discretionary		2,429,998

Consumer Staples - 3.7%
Beverages - 1.1%
Anheuser-Busch InBev S.A./N.V. (Belgium)	3,510	163,462
The Coca-Cola Co.	7,640	350,600
Diageo plc - ADR (United Kingdom)	713	98,857
Diageo plc (United Kingdom)	3,395	116,889
PepsiCo, Inc.	1,110	146,842
		876,650

Food & Staples Retailing - 0.3%
Walmart, Inc	2,136	259,631

Food Products - 1.1%
General Mills, Inc.	1,659	99,358
The Hershey Co.	486	64,361
Mondelez International, Inc. - Class A	8,007	411,880
Nestle S.A. (Switzerland)	2,770	293,371
		868,970

Household Products - 0.3%
Colgate-Palmolive Co.	1,854	130,281
Kimberly-Clark Corp.	664	91,951
		222,232

Personal Products - 0.9%
Unilever plc - ADR (United Kingdom)	12,521	649,464
Total Consumer Staples		2,876,947

Energy - 1.8%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.[1]	4,445	74,765

Oil, Gas & Consumable Fuels - 1.7%
Cabot Oil & Gas Corp.	17,180	371,432
Chevron Corp.[1]	655	60,260
Concho Resources, Inc.	1,310	74,303
ConocoPhillips	3,170	133,457
EOG Resources, Inc.	3,425	162,722
Exxon Mobil Corp.	3,050	141,733
Pioneer Natural Resources Co.	890	79,486
Royal Dutch Shell plc - Class B - ADR (Netherlands)	1,100	35,167

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
TOTAL S.A. - ADR (France)	7,067	$248,405
		1,306,965
Total Energy		1,381,730

Financials - 2.7%
Banks - 1.3%
Bank of America Corp.[1]	9,410	226,310
Citigroup, Inc.[1]	2,824	137,133
JPMorgan Chase & Co.	2,568	245,912
The PNC Financial Services Group, Inc.	601	64,109
Truist Financial Corp.	2,632	98,226
U.S. Bancorp	2,747	100,266
Wells Fargo & Co	5,829	169,332
		1,041,288

Capital Markets - 0.9%
Cboe Global Markets, Inc.[1]	2,310	229,568
CME Group, Inc.[1]	720	128,311
Intercontinental Exchange, Inc.	1,560	139,542
Moody’s Corp.	465	113,414
S&P Global, Inc.	380	111,294
		722,129

Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. - Class B*[1]	1,495	280,103

Insurance - 0.1%
Chubb Ltd.[1]	746	80,575
Total Financials		2,124,095

Health Care - 4.3%
Biotechnology - 0.9%
AbbVie, Inc.[1]	2,190	180,018
BioMarin Pharmaceutical, Inc.*[1]	2,220	204,284
Gilead Sciences, Inc.	2,420	203,280
Incyte Corp.*	910	88,871
		676,453

Health Care Equipment & Supplies - 0.6%
Alcon, Inc. (Switzerland)*	2,400	126,744
Medtronic plc[1]	3,427	334,578
		461,322

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	470	157,300

Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.[1]	3,406	207,119
Eli Lilly & Co.	942	145,671

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Johnson & Johnson	4,960	$744,198
Merck & Co., Inc.	3,170	251,508
Novartis AG - ADR (Switzerland)	5,230	443,138
Pfizer, Inc.	7,118	273,046
		2,064,680
Total Health Care		3,359,755

Industrials - 2.6%
Aerospace & Defense - 0.6%
General Dynamics Corp.	524	68,445
Lockheed Martin Corp.	488	189,861
Raytheon Technologies Corp.	2,327	150,813
		409,119

Airlines - 0.5%
easyJet plc (United Kingdom)	19,400	146,949
Ryanair Holdings plc - ADR (Ireland)*	3,905	247,850
		394,799

Commercial Services & Supplies - 0.3%
Copart, Inc.*	2,015	161,422
Waste Management, Inc.	877	87,718
		249,140

Electrical Equipment - 0.2%
Eaton Corp. plc	933	77,906
Emerson Electric Co.	1,452	82,808
		160,714

Industrial Conglomerates - 0.4%
3M Co.	959	145,691
Honeywell International, Inc.	1,115	158,218
		303,909

Machinery - 0.3%
Caterpillar, Inc.[1]	983	114,402
Illinois Tool Works, Inc.	635	103,188
		217,590

Road & Rail - 0.3%
Canadian National Railway Co. (Canada)	977	80,964
Union Pacific Corp.	1,063	169,857
		250,821
Total Industrials		1,986,092

Information Technology - 5.0%
Communications Equipment - 0.3%
Cisco Systems, Inc.[1]	5,477	232,115

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 2.4%
Accenture plc - Class A	682	$126,300
Automatic Data Processing, Inc.	560	82,146
International Business Machines Corp.	1,386	174,026
Mastercard, Inc. - Class A	2,415	664,053
PayPal Holdings, Inc.*	2,015	247,845
Switch, Inc. - Class A	1,388	23,832
Visa, Inc. - Class A	3,180	568,330
		1,886,532

Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	4,469	268,051
Micron Technology, Inc.*	7,790	373,063
QUALCOMM, Inc.	1,366	107,463
Texas Instruments, Inc.	1,477	171,435
		920,012

Software - 1.1%
Microsoft Corp.	1,675	300,177
Oracle Corp.	2,898	153,507
salesforce.com, Inc.*	1,515	245,354
ServiceNow, Inc.*	480	168,739
		867,777
Total Information Technology		3,906,436

Materials - 0.7%
Chemicals - 0.3%
FMC Corp.	1,690	155,311
Linde plc (United Kingdom)	607	111,682
		266,993

Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	21,540	287,559
Total Materials		554,552

Real Estate - 2.8%
Equity Real Estate Investment Trusts (REITS) - 2.8%
Acadia Realty Trust[1]	1,055	13,071
Agree Realty Corp.[1]	240	15,626
Alexandria Real Estate Equities, Inc.[1]	170	26,705
American Campus Communities, Inc.[1]	1,056	37,266
American Homes 4 Rent - Class A1	1,535	37,055
American Tower Corp.[1]	650	154,700
Americold Realty Trust[1]	1,275	39,002
Apartment Investment & Management Co. - Class A1	734	27,650
AvalonBay Communities, Inc.[1]	310	50,514

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Boston Properties, Inc.[1]	171	$16,618
Brandywine Realty Trust[1]	1,550	17,298
Camden Property Trust[1]	565	49,760
Community Healthcare Trust, Inc.	560	20,832
CoreSite Realty Corp.	110	13,331
Cousins Properties, Inc.	1,521	45,889
Crown Castle International Corp.	250	39,857
Digital Realty Trust, Inc.[1]	480	71,755
Douglas Emmett, Inc.	970	29,575
Duke Realty Corp.	1,024	35,533
Equinix, Inc.	562	379,462
Equity LifeStyle Properties, Inc.	745	44,931
Equity Residential	600	39,036
Essex Property Trust, Inc.	99	24,166
Extra Space Storage, Inc.	130	11,471
First Industrial Realty Trust, Inc.	440	16,619
Getty Realty Corp.	505	13,716
Healthcare Realty Trust, Inc.	570	16,752
Healthcare Trust of America, Inc. - Class A	450	11,083
Healthpeak Properties, Inc.	1,310	34,243
Hibernia REIT plc (Ireland)	11,615	15,109
Host Hotels & Resorts, Inc.	885	10,894
Invitation Homes, Inc.	2,177	51,486
Jernigan Capital, Inc.	1,335	17,622
Kilroy Realty Corp.	825	51,364
Life Storage, Inc.	115	10,073
Mid-America Apartment Communities, Inc.	250	27,980
National Retail Properties, Inc.	430	14,035
Physicians Realty Trust	1,065	16,422
Prologis, Inc.	1,829	163,202
Public Storage	290	53,780
Realty Income Corp.	275	15,103
Rexford Industrial Realty, Inc.	630	25,654
SBA Communications Corp.	590	171,053
STAG Industrial, Inc.	630	16,538
STORE Capital Corp.	700	14,049
Sun Communities, Inc.	555	74,592
Sunstone Hotel Investors, Inc.	985	9,052
Terreno Realty Corp.	175	9,594
UDR, Inc.	506	18,960
Urban Edge Properties	1,230	14,145

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES/ PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Welltower, Inc.	690	$35,349
Total Real Estate		2,169,572

TOTAL COMMON STOCKS
(Identified Cost $21,746,786)		23,294,848

CORPORATE BONDS - 22.9%

Non-Convertible Corporate Bonds - 22.9%
Communication Services - 4.5%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.[1], 4.25%, 3/1/2027	520,000	573,059
Verizon Communications, Inc., 5.25%, 3/16/2037	720,000	959,039
		1,532,098

Interactive Media & Services - 0.8%
Tencent Holdings Ltd. (China)[3], 3.975%, 4/11/2029	580,000	652,532

Media - 1.7%
Altice Financing S.A. (Luxembourg)[3], 7.50%, 5/15/2026	15,000	15,637
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 4.50%, 8/15/2030	15,000	15,192
Comcast Corp., 3.25%, 11/1/2039	590,000	642,805
Discovery Communications LLC, 5.20%, 9/20/2047	550,000	626,426
Townsquare Media, Inc.[3], 6.50%, 4/1/2023	15,000	13,262
		1,313,322

Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc., 7.00%, 8/15/2020	15,000	15,131
Sprint Corp., 7.25%, 9/15/2021	5,000	5,244
Sprint Corp., 7.125%, 6/15/2024	20,000	22,450
		42,825
Total Communication Services		3,540,777

Consumer Discretionary - 2.9%
Auto Components - 0.0%##
Techniplas LLC[3], 10.00%, 5/1/2020	10,000	1,775

Automobiles - 0.0%##
Ford Motor Co., 9.625%, 4/22/2030	10,000	9,963

Diversified Consumer Services - 0.0%##
Carriage Services, Inc.[3], 6.625%, 6/1/2026	15,000	14,791

	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables - 0.1%
Foxtrot Escrow Issuer LLC - Foxtrot Escrow Corp.[3], 12.25%, 11/15/2026	20,000	$16,500
LGI Homes, Inc.[3], 6.875%, 7/15/2026	25,000	23,281
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	10,000	9,701
Weekley Homes LLC – Weekley Finance Corp., 6.625%, 8/15/2025	10,000	9,004
		58,486

Internet & Direct Marketing Retail - 2.1%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	440,000	478,087
Booking Holdings, Inc., 3.60%, 6/1/2026	790,000	825,541
Expedia Group, Inc.[3], 6.25%, 5/1/2025	250,000	254,950
Photo Holdings Merger Sub, Inc.[3], 8.50%, 10/1/2026	20,000	17,317
		1,575,895

Multiline Retail - 0.0%##
Staples, Inc.[3], 7.50%, 4/15/2026	15,000	11,850

Specialty Retail - 0.5%
The TJX Cos, Inc., 3.50%, 4/15/2025	370,000	399,029

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., 2.75%, 3/27/2027	140,000	150,825
Total Consumer Discretionary		2,222,614

Consumer Staples - 0.8%
Beverages - 0.8%
Keurig Dr Pepper, Inc., 3.20%, 5/1/2030	570,000	607,248

Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance Corp.[3], 8.625%, 10/15/2026	10,000	10,575
Total Consumer Staples		617,823

Energy - 3.1%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	25,000	12,844

The accompanying notes are an integral part of the financial statements.

6

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 3.1%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[3], 5.75%, 3/1/2027	15,000	$11,100
Antero Midstream Partners LP - Antero Midstream Finance Corp.[3], 5.75%, 1/15/2028	10,000	7,350
Bruin E&P Partners LLC[1,4], 8.875%, 8/1/2023	30,000	750
Calumet Specialty Products Partners LP - Calumet Finance Corp.[3], 11.00%, 4/15/2025	10,000	7,750
Cheniere Energy Partners LP, 5.625%, 10/1/2026	25,000	23,890
CVR Energy, Inc.[3], 5.75%, 2/15/2028	15,000	12,683
Energy Transfer Operating LP, 6.50%, 2/1/2042	350,000	352,961
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	10,000	8,500
HollyFrontier Corp., 5.875%, 4/1/2026	25,000	25,568
Jonah Energy LLC - Jonah Energy Finance Corp.5, 7.25%, 10/15/2025	15,000	262
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	460,000	548,428
Laredo Petroleum, Inc., 10.125%, 1/15/2028	10,000	4,074
Lonestar Resources America, Inc.3, 11.25%, 1/1/2023	30,000	3,750
Moss Creek Resources Holdings, Inc.3, 7.50%, 1/15/2026	10,000	3,350
NuStar Logistics LP, 6.75%, 2/1/2021	10,000	9,650
PBF Holding Co. LLC - PBF Finance Corp.3, 6.00%, 2/15/2028	15,000	10,678
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	730,000	779,185
Sabine Pass Liquefaction LLC, 4.20%, 3/15/2028	190,000	185,934
Whiting Petroleum Corp.6,7, 5.75%, 3/15/2021	10,000	1,000
The Williams Companies, Inc., 3.75%, 6/15/2027	400,000	399,387

		2,396,250

Total Energy		2,409,094

	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 4.2%
Banks - 3.1%
Bank of America Corp.[1], 4.00%, 1/22/2025	620,000	$669,849
CIT Group, Inc., 4.125%, 3/9/2021	20,000	19,650
Citigroup, Inc., 4.45%, 9/29/2027	640,000	701,082
Fidelity & Guaranty Life Holdings, Inc.[3], 5.50%, 5/1/2025	25,000	26,406
JPMorgan Chase & Co.[8], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	380,000	411,329
Popular, Inc., 6.125%, 9/14/2023	15,000	14,438
Santander Holdings USA, Inc., 4.50%, 7/17/2025	520,000	535,488
		2,378,242

Capital Markets - 0.1%
Advisor Group Holdings, Inc.[3], 10.75%, 8/1/2027	10,000	7,583
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	30,000	27,900
Oaktree Specialty Lending Corp., 3.50%, 2/25/2025	15,000	13,733
		49,216

Consumer Finance - 0.9%
Credit Acceptance Corp.[3], 5.125%, 12/31/2024	10,000	8,775
Discover Financial Services, 4.50%, 1/30/2026	15,000	15,599
Navient Corp., 5.00%, 10/26/2020	10,000	9,805
Navient Corp., 6.75%, 6/25/2025	25,000	23,125
SLM Corp., 5.125%, 4/5/2022	15,000	13,740
Springleaf Finance Corp., 7.125%, 3/15/2026	15,000	14,138
Visa, Inc., 2.70%, 4/15/2040	630,000	654,879
		740,061

Diversified Financial Services - 0.0%##
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[3], 10.50%, 6/1/2024	30,000	23,925

Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	20,000	17,700
Starwood Property Trust, Inc., 3.625%, 2/1/2021	25,000	23,500
		41,200

The accompanying notes are an integral part of the financial statements.

7

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance - 0.0%##
Acrisure LLC - Acrisure Finance, Inc.[3], 7.00%, 11/15/2025	5,000	$4,425
Radian Group, Inc., 4.875%, 3/15/2027	25,000	21,926
		26,351
Total Financials		3,258,995

Health Care - 0.8%
Health Care Providers & Services - 0.6%
HCA, Inc., 4.125%, 6/15/2029	440,000	475,991

Pharmaceuticals - 0.2%
Pfizer, Inc., 2.625%, 4/1/2030	160,000	173,763
Total Health Care		649,754

Industrials - 2.9%
Howmet Aerospace, Inc., 6.875%, 5/1/2025	25,000	25,494

Air Freight & Logistics - 0.0%##
Cargo Aircraft Management, Inc.[3], 4.75%, 2/1/2028	25,000	23,344

Airlines - 0.7%
Southwest Airlines Co., 5.25%, 5/4/2025	530,000	528,049

Building Products - 0.0%##
Griffon Corp., 5.75%, 3/1/2028	15,000	14,287

Commercial Services & Supplies - 0.1%
The ADT Security Corp., 6.25%, 10/15/2021	5,000	5,142
Prime Security Services Borrower LLC - Prime Finance, Inc.[3], 5.25%, 4/15/2024	15,000	14,695
Prime Security Services Borrower LLC - Prime Finance, Inc.[3], 5.75%, 4/15/2026	15,000	14,780
Prime Security Services Borrower LLC - Prime Finance, Inc.[3], 6.25%, 1/15/2028	20,000	17,746
Stericycle, Inc.[3], 5.375%, 7/15/2024	15,000	15,043
		67,406

Construction & Engineering - 0.0%##
HC2 Holdings, Inc.[3], 11.50%, 12/1/2021	8,000	6,960
Tutor Perini Corp.[3], 6.875%, 5/1/2025	20,000	15,750
		22,710

	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates - 0.5%
General Electric Co.[8,9], (3 mo. LIBOR US + 3.330%), 5.00%	500,000	$409,687

Marine - 0.0%##
American Tanker, Inc. (Norway)[3], 9.25%, 2/22/2022	10,000	10,000

Trading Companies & Distributors - 1.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland)[1], 4.45%, 10/1/2025	730,000	642,436
Air Lease Corp., 3.25%, 3/1/2025	15,000	13,475
Air Lease Corp., 3.625%, 4/1/2027	270,000	231,740
Avolon Holdings Funding Ltd. (Ireland)[3], 3.25%, 2/15/2027	280,000	216,699
Fortress Transportation & Infrastructure Investors LLC[3], 6.50%, 10/1/2025	20,000	16,400
		1,120,750
Total Industrials		2,221,727

Information Technology - 0.0%##
IT Services - 0.0%##
Science Applications International Corp.[3], 4.875%, 4/1/2028	15,000	14,690

Materials - 0.1%
Chemicals - 0.0%##
CF Industries, Inc., 3.45%, 6/1/2023	5,000	5,062
PolyOne Corp.[3], 5.75%, 5/15/2025	15,000	15,188
		20,250

Containers & Packaging - 0.0%##
Berry Global, Inc.[3], 4.50%, 2/15/2026	15,000	14,806
Graphic Packaging International LLC, 4.75%, 4/15/2021	10,000	10,065
		24,871

Metals & Mining - 0.1%
Compass Minerals International, Inc.[3], 6.75%, 12/1/2027	15,000	14,850
IAMGOLD Corp. (Canada)[3], 7.00%, 4/15/2025	30,000	30,236
Infrabuild Australia Pty Ltd. (Australia)[3], 12.00%, 10/1/2024	10,000	8,500
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	5,000	5,260
Mountain Province Diamonds, Inc. (Canada)[3], 8.00%, 12/15/2022	10,000	6,300

The accompanying notes are an integral part of the financial statements.

8

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC -Dominion Finco, Inc.[10], 7.125%, 11/1/2022	15,000	$1,538
		66,684
Total Materials		111,805

Real Estate - 3.0%
Equity Real Estate Investment Trusts (REITS) - 3.0%
American Tower Corp., 3.80%, 8/15/2029	740,000	827,211
Camden Property Trust, 2.80%, 5/15/2030	540,000	560,077
Crown Castle International Corp., 3.10%, 11/15/2029	580,000	619,051
Crown Castle International Corp., 3.30%, 7/1/2030	190,000	203,737
GTP Acquisition Partners I LLC[3], 2.35%, 6/15/2020	95,000	95,709
HAT Holdings I LLC - HAT Holdings II LLC[3], 6.00%, 4/15/2025	25,000	25,000
Iron Mountain, Inc., 5.75%, 8/15/2024	15,000	14,738
		2,345,523
Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp.[3], 7.875%, 11/15/2025	10,000	9,662
Forestar Group, Inc.[3], 5.00%, 3/1/2028	20,000	17,450
		27,112
Total Real Estate		2,372,635

Utilities - 0.6%
Electric Utilities - 0.6%
Dominion Energy, Inc., 3.375%, 4/1/2030	370,000	402,293
NextEra Energy Operating Partners LP3, 4.25%, 7/15/2024	10,000	10,178
		412,471
Independent Power and Renewable Electricity Producers - 0.0%##
Vistra Operations Co. LLC[3], 5.625%, 2/15/2027	15,000	15,788
Total Utilities		428,259

TOTAL CORPORATE BONDS
(Identified Cost $17,468,307)		17,848,173

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES - 20.5%

U.S. Treasury Bonds - 3.1%
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026
(Identified Cost $2,368,526)	2,143,945	$2,430,597

U.S. Treasury Notes - 17.4%
U.S. Treasury Floating Rate Note[11], (3 mo. US Treasury Bill Yield + 0.300%), 0.41%, 10/31/2021	3,132,000	3,143,068
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024	1,697,451	1,740,993
U.S. Treasury Note, 2.50%, 8/15/2023	3,716,000	3,987,732
U.S. Treasury Note, 2.50%, 5/15/2024	1,425,000	1,549,966
U.S. Treasury Note, 2.125%, 5/15/2025	1,425,000	1,549,354
U.S. Treasury Note, 1.625%, 5/15/2026	1,450,000	1,550,537

Total U.S. Treasury Notes
(Identified Cost $13,445,053)		13,521,650

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $15,813,579)		15,952,247

ASSET-BACKED SECURITIES - 7.0%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A1,3, 3.561%, 7/15/2030	146,418	144,411
Commonbond Student Loan Trust, Series 2019-AGS, Class A1[3], 2.54%, 1/25/2047	270,533	276,554
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A3, 2.01%, 2/15/2029	290,000	288,406
Invitation Homes Trust, Series 2017-SFR2, Class A3,11, (1 mo. LIBOR US + 0.850%), 1.601%, 12/17/2036	73,343	70,909
Invitation Homes Trust, Series 2017-SFR2, Class B3,11, (1 mo. LIBOR US + 1.150%), 1.901%, 12/17/2036	60,000	56,948
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[3], 2.82%, 2/15/2068	117,064	117,502
Navient Student Loan Trust, Series 2014-1, Class A3[11], (1 mo. LIBOR US + 0.510%), 0.997%, 6/25/2031	259,244	247,578

The accompanying notes are an integral part of the financial statements.

9

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Navient Student Loan Trust, Series 2019-2A, Class A2[3,11], (1 mo. LIBOR US + 1.000%), 1.487%, 2/27/2068	550,000	$516,969
Nelnet Student Loan Trust, Series 2012-3A, Class A3,11, (1 mo. LIBOR US + 0.700%), 1.187%, 2/25/2045	268,859	253,503
Nelnet Student Loan Trust, Series 2013-5A, Class A3,11, (1 mo. LIBOR US + 0.630%), 1.117%, 1/25/2037	266,973	249,074
Oxford Finance Funding LLC, Series 2020-1A, Class A2[3], 3.101%, 2/15/2028	255,000	251,360
Progress Residential Trust, Series 2017-SFR2, Class A3, 2.897%, 12/17/2034	149,721	151,408
Progress Residential Trust, Series 2019-SFR2, Class A3, 3.147%, 5/17/2036	280,000	287,775
SLM Student Loan Trust, Series 2005-7, Class A4[11], (3 mo. LIBOR US + 0.150%), 1.141%, 10/25/2029	263,570	256,275
SMB Private Education Loan Trust, Series 2020-A, Class A2A3, 2.23%, 9/15/2037	340,000	332,244
SoFi Consumer Loan Program LLC, Series 2016-5, Class A3, 3.06%, 9/25/2028	32,174	31,924
SoFi Consumer Loan Program Trust, Series 2019-2, Class A3, 3.01%, 4/25/2028	122,345	122,413
SoFi Consumer Loan Program Trust, Series 2019-3, Class A3, 2.90%, 5/25/2028	158,385	157,723
SoFi Professional Loan Program LLC, Series 2015-D, Class A2[3], 2.72%, 10/27/2036	55,759	55,875
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B3, 2.74%, 10/25/2032	42,396	42,575
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B3, 2.49%, 1/25/2036	141,505	141,662
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX3, 2.05%, 1/25/2041	2,192	2,192
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX3, 2.84%, 1/25/2041	75,000	75,998

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC, Series 2018-A, Class A2A3, 2.39%, 2/25/2042	28,250	$28,286
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX3, 3.34%, 8/25/2047	200,000	201,836
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX3, 2.54%, 5/15/2046	225,000	223,080
Towd Point Mortgage Trust, Series 2016-5, Class A1[3,12], 2.50%, 10/25/2056	159,435	158,816
Towd Point Mortgage Trust, Series 2017-1, Class A1[3,12], 2.75%, 10/25/2056	146,505	147,293
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[3,11], (1 mo. LIBOR US + 1.000%), 1.487%, 10/25/2048	134,782	133,067
Tricon American Homes Trust, Series 2016-SFR1, Class A3, 2.589%, 11/17/2033	212,086	212,537
Tricon American Homes Trust, Series 2017-SFR2, Class A3, 2.928%, 1/17/2036	199,112	202,382

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $5,508,513)		5,438,575

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4%

CIM Trust, Series 2019-INV1, Class A1[3,12], 4.00%, 2/25/2049	73,760	74,738
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[1,3,12], 2.50%, 5/25/2043	115,813	113,126
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,12], 2.13%, 2/25/2043	75,678	73,161
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	232,584	240,928
Fannie Mae-Aces, Series 2017-M15, Class A1[12], 3.058%, 9/25/2027	261,740	283,532
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A3, 3.144%, 12/10/2036	290,000	277,034
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	236,126	244,382
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	176,071	181,007

The accompanying notes are an integral part of the financial statements.

10

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2011-K13, Class B3,12, 4.768%, 1/25/2048	321,504	$324,627
FREMF Mortgage Trust, Series 2014-K41, Class B3,12, 3.963%, 11/25/2047	273,000	285,946
FREMF Mortgage Trust, Series 2014-K716, Class B3,12, 4.083%, 8/25/2047	451,000	456,376
Government National Mortgage Association, Series 2012-113, Class PY, 2.50%, 9/20/2042	250,000	264,043
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	299,380	310,305
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A3,11, (1 mo. LIBOR US + 1.000%), 1.814%, 10/15/2036	260,000	244,874
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,12], 3.50%, 5/25/2043	65,402	67,163
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,12], 3.00%, 6/25/2029	85,608	86,690
JP Morgan Mortgage Trust, Series 2017-2, Class A5[3,12], 3.50%, 5/25/2047	208,687	210,678
JP Morgan Mortgage Trust, Series 2017-2, Class A6[3,12], 3.00%, 5/25/2047	224,145	225,538
JP Morgan Mortgage Trust, Series 2017-3, Class 1A3[3,12], 3.50%, 8/25/2047	218,278	222,265
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,12], 3.75%, 11/25/2054	69,938	71,404
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,12], 3.75%, 8/25/2055	79,027	80,664
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[3,12], 3.75%, 11/25/2056	108,572	110,696
PMT Loan Trust, Series 2013-J1, Class A9[3,12], 3.50%, 9/25/2043	239,509	246,669
Sequoia Mortgage Trust, Series 2013-6, Class A2[12], 3.00%, 5/25/2043	456,409	466,414
Sequoia Mortgage Trust, Series 2013-8, Class A1[12], 3.00%, 6/25/2043	95,672	97,599
Sequoia Mortgage Trust, Series 2020-1, Class A1[3,12], 3.50%, 2/25/2050	324,443	329,032

		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Starwood Retail Property Trust, Series 2014-STAR, Class A3,11, (1 mo. LIBOR US + 1.470%), 2.284%, 11/15/2027		252,607	$235,974
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A3,12, 2.86%, 4/25/2041		235,980	236,806
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A3,11, (1 mo. LIBOR US + 1.050%), 1.864%, 12/15/2033		175,000	160,674
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,12], 4.869%, 2/15/2044		305,831	310,059
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,12], 3.50%, 3/20/2045		31,648	31,596

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $6,540,318)			6,564,000

FOREIGN GOVERNMENT BONDS - 1.6%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	33,000	24,918
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		1,000,000	1,006,682
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	733,000	30,457
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	275,000	11,544
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	504,000	21,423
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	92,000	4,052
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		200,000	195,262

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,307,621)			1,294,338

The accompanying notes are an integral part of the financial statements.

11

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES - 9.0%

Mortgage-Backed Securities - 9.0%
Fannie Mae, Pool #888468, UMBS, 5.50%, 9/1/2021	3,933	$3,985
Fannie Mae, Pool #888810, UMBS, 5.50%, 11/1/2022	4,369	4,429
Fannie Mae, Pool #MA3463, UMBS, 4.00%, 9/1/2033	213,020	225,310
Fannie Mae, Pool #MA1834, UMBS, 4.50%, 2/1/2034	60,191	66,165
Fannie Mae, Pool #MA1903, UMBS, 4.50%, 5/1/2034	71,911	79,049
Fannie Mae, Pool #FM1158, UMBS, 3.50%, 6/1/2034	277,903	293,571
Fannie Mae, Pool #MA3412, UMBS, 3.50%, 7/1/2038	344,331	363,331
Fannie Mae, Pool #890294, UMBS, 5.50%, 1/1/2039	65,752	75,063
Fannie Mae, Pool #AD0307, UMBS, 5.50%, 1/1/2039	34,991	39,975
Fannie Mae, Pool #AE0604, UMBS, 6.00%, 7/1/2039	41,634	48,082
Fannie Mae, Pool #MA0258, UMBS, 4.50%, 12/1/2039	84,237	93,542
Fannie Mae, Pool #890326, UMBS, 5.50%, 1/1/2040	69,605	79,365
Fannie Mae, Pool #AL0152, UMBS, 6.00%, 6/1/2040	69,614	80,390
Fannie Mae, Pool #AL7729, UMBS, 4.00%, 6/1/2043	62,702	68,585
Fannie Mae, Pool #AS3622, UMBS, 3.50%, 10/1/2044	554,727	604,753
Fannie Mae, Pool #AZ9215, UMBS, 4.00%, 10/1/2045	81,688	89,946
Fannie Mae, Pool #BD6997, UMBS, 4.00%, 10/1/2046	76,626	82,279
Fannie Mae, Pool #BE7845, UMBS, 4.50%, 2/1/2047	65,350	70,886
Fannie Mae, Pool #CA1720, UMBS, 5.00%, 5/1/2048	483,103	540,859
Fannie Mae, Pool #CA2056, UMBS, 4.50%, 7/1/2048	451,588	487,346
Fannie Mae, Pool #MA3443, UMBS, 4.00%, 8/1/2048	193,980	206,423
Fannie Mae, Pool #BK9366, UMBS, 4.50%, 8/1/2048	87,111	93,930
Fannie Mae, Pool #MA3521, UMBS, 4.00%, 11/1/2048	632,514	673,715
Fannie Mae, Pool #MA3527, UMBS, 5.00%, 11/1/2048	348,225	378,408
Fannie Mae, Pool #BN0622, UMBS, 4.50%, 1/1/2049	203,721	219,598
	PRINCIPAL AMOUNT2/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL8674, 5.645%, 1/1/2049	121,704	$141,618
Fannie Mae, Pool #MA3996, 2.50%, 4/1/2050	209,674	214,828
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	97,193	106,870
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	30,415	35,104
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	29,944	34,209
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	26,942	30,781
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	111,525	123,638
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	120,917	133,985
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	97,206	107,876
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	140,377	151,315
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	81,268	89,632
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	179,906	195,801
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	144,379	155,720
Freddie Mac, Pool #G61887, 5.00%, 2/1/2049	193,982	210,675
Freddie Mac, Pool #ZN4802, UMBS, 4.00%, 4/1/2049	315,195	335,930

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $6,745,572)		7,036,967

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management, Institutional Shares, 0.17%[13]
(Identified Cost $923,038)	923,038	923,038

TOTAL INVESTMENTS IN SECURITIES - 100.5%
(Identified Cost $76,053,734)		78,352,186

TOTAL OPTIONS WRITTEN — (0.0%)**
(Premiums Received $3,903)		(5,260)

TOTAL INVESTMENTS - 100.5%		78,346,926
LIABILITIES, LESS OTHER ASSETS - (0.5%)		(415,462)
NET ASSETS - 100%		$77,931,464

The accompanying notes are an integral part of the financial statements.

12

Investment Portfolio - April 30, 2020

(unaudited)

ADR - American Depositary Receipt

CAD - Canadian Dollar

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

UMBS - Uniform Mortgage-Backed Securities

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[2]	VALUE
Call
Facebook, Inc. - Class A	4	05/01/2020	207.50	82	$(440)
Booking Holdings, Inc.	1	05/15/2020	1,510.00	148	(4,480)
					(4,920)

Put
Charter Communications, Inc. - Class A	2	05/08/2020	460.00	99	(340)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN (PREMIUMS RECEIVED $3,903)					$(5,260)

*Non-income producing security.

** Less than (0.1%).

## Less than 0.1%.

[1]	A portion of this security is designated as collateral for options contracts written. As of April 30, 2020, the total value of such securities was $4,334,364.
[2]	Amount is stated in USD unless otherwise noted.
[3]	Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $11,233,423, or 14.4% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).
[4]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019 and March 26, 2020 at a cost of $9,438 ($94.38 per share) and cost of $2,100 ($10.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $750, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).
[5]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on November 28, 2017 at a cost of $15,150 ($101.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $262, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).
[6]	Illiquid security - This security was acquired on January 8, 2020 and February 5, 2020 at a cost of $4,947 ($98.94 per share) and cost of $4,662 ($93.25 per share), respectively. This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,000, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).
[7]	Issuer filed for bankruptcy and/or is in default of interest payments.
[8]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2020.

[9]	Security is perpetual in nature and has no stated maturity date.

[10]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 6, 2018 at a cost of $15,363 ($102.42 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,538, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

[11]	Floating rate security. Rate shown is the rate in effect as of April 30, 2020.

[12]	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2020.

[13]	Rate shown is the current yield as of April 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

13

Statement of Assets and Liabilities - Blended Asset Conservative Series
April 30, 2020 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $76,053,734) (Note 2)	$78,352,186
Interest receivable	288,603
Receivable for securities sold	360,395
Dividends receivable	16,680
Foreign tax reclaims receivable	13,215
Receivable for fund shares sold	21
Prepaid and other expenses	559

TOTAL ASSETS	79,031,659

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	21,039
Accrued management fees (Note 3)	12,664
Accrued Chief Compliance Officer service fees (Note 3)	956
Options written, at value (premiums received $3,903) (Note 2)	5,260
Payable for securities purchased	1,002,359
Payable for fund shares repurchased	16,459
Other payables and accrued expenses	41,458

TOTAL LIABILITIES	1,100,195

TOTAL NET ASSETS	$77,931,464

NET ASSETS CONSIST OF:

Capital stock	$67,899
Additional paid-in-capital	75,706,284
Total distributable earnings (loss)	2,157,281

TOTAL NET ASSETS	$77,931,464

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE -
Class R6 ($77,931,464/6,789,902 shares)	$11.48

The accompanying notes are an integral part of the financial statements.

14

Statement of Operations - Blended Asset Conservative Series
For the Six Months Ended April 30, 2020 (unaudited)

INVESTMENT INCOME:

Interest	$751,018
Dividends (net of foreign taxes withheld, $11,225)	203,120

Total Investment Income	954,138

EXPENSES:

Management fees (Note 3)	157,161
Fund accounting and administration fees (Note 3)	36,746
Directors’ fees (Note 3)	4,016
Chief Compliance Officer service fees (Note 3)	1,438
Audit fees	27,107
Custodian fees	8,147
Miscellaneous	17,978

Total Expenses	252,593
Less reduction of expenses (Note 3)	(75,787)

Net Expenses	176,806

NET INVESTMENT INCOME	777,332

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	1,051,659
Options written	39,893
Foreign currency and translation of other assets and liabilities	(564)

1,090,988

Net change in unrealized appreciation (depreciation) on-
Investments in securities	(1,094,137)
Options written	3,909
Foreign currency and translation of other assets and liabilities	357

(1,089,871)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	1,117

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$778,449

The accompanying notes are an integral part of the financial statements.

15

Statements of Changes in Net Assets - Blended Asset Conservative Series

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$777,332	$2,062,733
Net realized gain (loss) on investments and foreign currency	1,090,988	(371,741)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,089,871)	5,644,542

Net increase (decrease) from operations	778,449	7,335,534

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class R6	(1,190,670)	(2,530,275)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(1,274,318)	(52,233,583)

Net increase (decrease) in net assets	(1,686,539)	(47,428,324)

NET ASSETS:

Beginning of period	79,618,003	127,046,327

End of period	$77,931,464	$79,618,003

The accompanying notes are an integral part of the financial statements.

16

Financial Highlights - Blended Asset Conservative Series - Class R6

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED		FOR THE PERIOD
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/13/17[1] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.54	$10.68	$10.85	$10.87
Income (loss) from investment operations:
Net investment income[2]	0.11	0.26	0.23	0.01
Net realized and unrealized gain (loss) on investments	0.00 [3]	0.85	(0.29)	(0.03)
Total from investment operations	0.11	1.11	(0.06)	(0.02)
Less distributions to shareholders:
From net investment income	(0.17)	(0.25)	(0.11)	—
Net asset value - End of period	$11.48	$11.54	$10.68	$10.85
Net assets - End of period (000’s omitted)	$77,931	$79,618	$127,046	$100,776
Total return[4]	0.99%	10.61%	(0.52% )	(0.18% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[5]	0.45%	0.45%	0.45%[5]
Net investment income	1.98%[5]	2.39%	2.13%	0.99%[5]
Series portfolio turnover	63%	88%	71%	5%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.19%[5]	0.19%	0.11%	1.21%[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

17

Shareholder Expense Example - Blended Asset Moderate Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20*
Actual	$1,000.00	$1,029.80	$2.52
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.38	$2.51

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

18

Portfolio Composition - Blended Asset Moderate Series

As of April 30, 2020 (unaudited)

Asset Allocation[1]

*Less than 0.1%.
1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]
Communication Services	9.7%
Consumer Discretionary	7.5%
Information Technology	6.7%
Energy	5.8%
Financials	5.8%
Consumer Staples	5.6%
Health Care	5.2%
Real Estate	4.5%
Industrials	3.8%
Materials	1.4%
Utilities	0.6%

[4]Including common stocks and corporate bonds, as a percentage of total investments.
Top Ten Stock Holdings[5]
Booking Holdings, Inc.	1.7%
Mastercard, Inc. - Class A	1.7%
Visa, Inc. - Class A	1.4%
Nexon Co. Ltd. (Japan)	1.3%
Johnson & Johnson	1.2%
Amazon.com, Inc.	1.1%
Unilever plc - ADR (United Kingdom)	1.1%
Novartis AG - ADR (Switzerland)	1.1%
Alphabet, Inc. - Class A	1.1%
Cabot Oil & Gas Corp.	0.9%

5As a percentage of total investments.

19

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 42.1%

Communication Services - 6.5%
Entertainment - 3.0%
Activision Blizzard, Inc.[1]	11,700	$745,641
Electronic Arts, Inc.*[1]	5,520	630,715
Nexon Co. Ltd. (Japan)	88,230	1,424,561
Sea Ltd. - ADR (Taiwan)*	980	54,468
The Walt Disney Co.	4,155	449,363
		3,304,748
Interactive Media & Services - 3.1%
Alphabet, Inc. - Class A*[1]	885	1,191,829
Alphabet, Inc. - Class C*	165	222,529
Auto Trader Group plc (United Kingdom)[2]	5,405	31,114
Facebook, Inc. - Class A*	4,665	954,972
Tencent Holdings Ltd. - Class H (China)	18,670	981,471
		3,381,915
Media - 0.4%
Charter Communications, Inc. - Class A*	605	299,614
Comcast Corp. - Class A	683	25,701
Quebecor, Inc. - Class B (Canada)	1,705	37,127
Shaw Communications, Inc. - Class B (Canada)	3,270	53,351
		415,793
Total Communication Services		7,102,456

Consumer Discretionary - 5.7%
Distributors - 0.0%##
Genuine Parts Co.	78	6,184
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd. (Australia)	1,185	19,434
Hilton Worldwide Holdings, Inc.	315	23,849
Restaurant Brands International, Inc. (Canada)	1,215	59,900
Wyndham Hotels & Resorts, Inc.	725	27,340
		130,523
Household Durables - 0.9%
Garmin Ltd.	63	5,113
Nikon Corp. (Japan)	52,600	489,276
Sony Corp. - ADR (Japan)	6,625	425,656
Sony Corp. (Japan)	700	45,048
		965,093
Internet & Direct Marketing Retail - 3.3%
Alibaba Group Holding Ltd. - ADR (China)*[1]	2,240	453,981
Amazon.com, Inc.*[1]	510	1,261,740

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
Booking Holdings, Inc.*[1]	1,270	$1,880,324
		3,596,045
Multiline Retail - 0.4%
B&M European Value Retail S.A. (United Kingdom)	12,095	50,580
Dollar Tree, Inc.*	4,560	363,295
		413,875
Specialty Retail - 0.1%
Best Buy Co., Inc.	114	8,747
The Home Depot, Inc.	207	45,505
Industria de Diseno Textil S.A. (Spain)	2,185	55,963
		110,215
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG (Germany)	1,920	439,552
lululemon athletica, Inc.*	2,520	563,170
VF Corp.	156	9,064
		1,011,786
Total Consumer Discretionary		6,233,721

Consumer Staples - 5.2%
Beverages - 2.2%
Ambev S.A. - ADR (Brazil)	10,370	22,295
Anheuser-Busch InBev S.A./N.V. (Belgium)	12,330	574,211
The Coca-Cola Co	20,470	939,368
Constellation Brands, Inc. - Class A	50	8,234
Diageo plc (United Kingdom)	12,060	415,222
Molson Coors Beverage Co. - Class B	108	4,429
PepsiCo, Inc.	3,095	409,438
		2,373,197
Food & Staples Retailing - 0.1%
The Kroger Co.	306	9,673
Sysco Corp.	169	9,510
Walmart, Inc.	412	50,079
		69,262
Food Products - 1.7%
Archer-Daniels-Midland Co.	204	7,577
Conagra Brands, Inc.	217	7,256
Danone S.A. (France)	1,145	79,803
General Mills, Inc.	250	14,972
The Hershey Co.	77	10,197
Hormel Foods Corp.	149	6,981

The accompanying notes are an integral part of the financial statements.

20

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
The J.M. Smucker Co.	56	$6,435
Mondelez International, Inc. - Class A	15,758	810,592
Nestle S.A. (Switzerland)	8,990	952,131
Tyson Foods, Inc. - Class A	132	8,209
		1,904,153
Household Products - 0.0%##
Colgate-Palmolive Co.	282	19,816
Kimberly-Clark Corp.	105	14,540
		34,356
Personal Products - 1.2%
Beiersdorf AG (Germany)	480	50,222
Unilever plc - ADR (United Kingdom)	24,280	1,259,404
		1,309,626
Total Consumer Staples		5,690,594

Energy - 3.7%
Energy Equipment & Services - 0.3%
Baker Hughes Co	424	5,915
Schlumberger Ltd.[1]	17,465	293,761
		299,676
Oil, Gas & Consumable Fuels - 3.4%
BP plc - ADR (United Kingdom)	535	12,733
Cabot Oil & Gas Corp.	47,590	1,028,896
Cameco Corp. (Canada)	6,620	65,935
Chevron Corp.	1,985	182,620
Concho Resources, Inc.	4,465	253,255
ConocoPhillips	10,862	457,290
EOG Resources, Inc.	9,811	466,121
Exxon Mobil Corp.	8,395	390,116
Marathon Petroleum Corp.	257	8,245
Pioneer Natural Resources Co.	2,885	257,659
Royal Dutch Shell plc - Class B - ADR (Netherlands)	3,605	115,252
TOTAL S.A. - ADR (France)	11,600	407,740
Tourmaline Oil Corp. (Canada)	7,815	77,479
Valero Energy Corp.	152	9,629
		3,732,970
Total Energy		4,032,646

Financials - 3.0%
Banks - 0.3%
Bank of America Corp.	1,500	36,075
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	1,745	38,407

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Citigroup, Inc	451	$21,901
Fifth Third Bancorp	286	5,345
FinecoBank Banca Fineco S.p.A. (Italy)	7,790	86,794
JPMorgan Chase & Co	496	47,497
The PNC Financial Services Group, Inc	97	10,347
Regions Financial Corp.	427	4,590
Truist Financial Corp.	415	15,488
U.S. Bancorp	433	15,804
Wells Fargo & Co	925	26,871
		309,119
Capital Markets - 1.9%
Cboe Global Markets, Inc.[1]	6,010	597,274
CME Group, Inc.[1]	2,050	365,330
Deutsche Boerse AG (Germany)	475	73,644
Intercontinental Exchange, Inc.	4,430	396,264
Moody’s Corp.	1,295	315,850
S&P Global, Inc.	1,045	306,060
		2,054,422
Diversified Financial Services - 0.7%

Berkshire Hathaway, Inc. - Class B*[1]	4,215	789,722
Insurance - 0.1%
Admiral Group plc (United Kingdom)	4,025	117,451
The Allstate Corp.	101	10,274
Chubb Ltd.	120	12,961
Cincinnati Financial Corp.	56	3,685
The Hartford Financial Services Group, Inc.	147	5,585
The Travelers Companies, Inc.	81	8,198
		158,154
Total Financials		3,311,417

Health Care - 4.8%
Biotechnology - 0.8%
AbbVie, Inc	343	28,195
BioMarin Pharmaceutical, Inc.*[1]	6,060	557,641
Gilead Sciences, Inc	363	30,492
Incyte Corp.*	3,290	321,301
		937,629
Health Care Equipment & Supplies - 1.0%
Alcon, Inc. (Switzerland)*	8,308	438,745
Getinge AB - Class B (Sweden)	2,890	55,393
Medtronic plc[1]	5,283	515,779

The accompanying notes are an integral part of the financial statements.

21

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	40,000	$60,766
		1,070,683
Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	64	7,047

Life Sciences Tools & Services - 0.5%
Gerresheimer AG (Germany)	710	56,466
Thermo Fisher Scientific, Inc.	1,330	445,124
		501,590
Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	514	31,256
Eli Lilly & Co.	151	23,351
Johnson & Johnson	8,926	1,339,257
Merck & Co., Inc.	500	39,670
Novartis AG - ADR (Switzerland)	14,715	1,246,802
Perrigo Co. plc[1]	975	51,968
Pfizer, Inc.	1,219	46,761
		2,779,065
Total Health Care		5,296,014

Industrials - 2.0%
Aerospace & Defense - 0.1%
Airbus SE (France)*	365	23,111
General Dynamics Corp.	83	10,841
Lockheed Martin Corp.	74	28,790
Raytheon Technologies Corp.	370	23,980
		86,722
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	76	5,388

Airlines - 1.1%
easyJet plc (United Kingdom)	58,580	443,724
Ryanair Holdings plc - ADR (Ireland)*	11,765	746,725
		1,190,449
Building Products - 0.0%##
Johnson Controls International plc	323	9,403
Trane Technologies plc	74	6,469
		15,872
Commercial Services & Supplies - 0.5%
Bingo Industries Ltd. (Australia)	25,120	38,044
Copart, Inc.*	5,610	449,417

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	138	$13,803
		501,264
Electrical Equipment - 0.0%##
Eaton Corp. plc	147	12,274
Emerson Electric Co.	229	13,060
Rockwell Automation, Inc.	44	8,337
		33,671
Industrial Conglomerates - 0.0%##
3M Co.	151	22,940
Honeywell International, Inc.	176	24,974
		47,914
Machinery - 0.1%
Caterpillar, Inc.	157	18,272
Cummins, Inc.	62	10,137
Dover Corp.	50	4,682
Illinois Tool Works, Inc.	101	16,412
Parker-Hannifin Corp.	44	6,957
Stanley Black & Decker, Inc.	53	5,841
The Weir Group plc (United Kingdom)	3,145	37,585
		99,886
Road & Rail - 0.0%##
Norfolk Southern Corp.	62	10,608
Union Pacific Corp.	167	26,685
		37,293
Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)	1,135	51,391
Fastenal Co.	250	9,055
WW Grainger, Inc.	18	4,960
		65,406
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	5,200	19,032
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	310	19,220
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	205	20,441
		58,693
Total Industrials		2,142,558

Information Technology - 6.8%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	868	36,786

The accompanying notes are an integral part of the financial statements.

22

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 4.0%
Accenture plc - Class A	364	$67,409
Adyen N.V. (Netherlands)*[2]	25	24,690
Automatic Data Processing, Inc.	90	13,202
International Business Machines Corp.	219	27,498
Keywords Studios plc (Ireland)	910	18,230
Mastercard, Inc. - Class A	6,750	1,856,048
PayPal Holdings, Inc.*	5,785	711,555
Switch, Inc. - Class A	1,579	27,111
Visa, Inc. - Class A	8,890	1,588,821
		4,334,564
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	95	10,412
Intel Corp.	803	48,164
KLA Corp.	62	10,174
Micron Technology, Inc.*	21,205	1,015,507
QUALCOMM, Inc.	219	17,229
Skyworks Solutions, Inc.	56	5,817
Texas Instruments, Inc.	234	27,160
Xilinx, Inc.	77	6,730
		1,141,193
Software - 1.8%
Microsoft Corp.	4,705	843,183
Oracle Corp.	466	24,684
salesforce.com, Inc.*	4,215	682,619
ServiceNow, Inc.*	1,320	464,033
		2,014,519
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	106	4,640
Total Information Technology		7,531,702

Materials - 1.2%
Chemicals - 0.5%
Akzo Nobel N.V. (Netherlands)	630	47,811
FMC Corp.	4,705	432,390
International Flavors & Fragrances, Inc.	37	4,848
Linde plc (United Kingdom)	97	17,847
LyondellBasell Industries N.V. - Class A	146	8,461
PPG Industries, Inc.	71	6,449
		517,806
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	60,075	802,001

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 0.0%##
Lundin Mining Corp. (Chile)	7,180	$35,179
Nucor Corp.	151	6,220
		41,399
Total Materials		1,361,206

Real Estate - 3.2%
Equity Real Estate Investment Trusts (REITS) - 3.2%
Acadia Realty Trust[1]	1,200	14,868
Agree Realty Corp.[1]	270	17,580
Alexandria Real Estate Equities, Inc.[1]	175	27,491
American Campus Communities, Inc.[1]	1,120	39,525
American Homes 4 Rent - Class A1	1,600	38,624
American Tower Corp.[1]	2,110	502,180
Americold Realty Trust[1]	1,450	44,355
Apartment Investment & Management Co. - Class A1	794	29,910
AvalonBay Communities, Inc.[1]	375	61,106
Boston Properties, Inc.[1]	199	19,339
Brandywine Realty Trust[1]	1,880	20,981
Camden Property Trust[1]	595	52,402
Community Healthcare Trust, Inc.	650	24,180
CoreSite Realty Corp.	115	13,937
Cousins Properties, Inc.	1,610	48,574
Crown Castle International Corp.	285	45,438
Digital Realty Trust, Inc.[1]	565	84,462
Douglas Emmett, Inc.	1,105	33,691
Duke Realty Corp.	1,086	37,684
Equinix, Inc.	1,320	891,264
Equity LifeStyle Properties, Inc.	845	50,962
Equity Residential	680	44,241
Essex Property Trust, Inc.	116	28,316
Extra Space Storage, Inc.	150	13,236
First Industrial Realty Trust, Inc.	500	18,885
Getty Realty Corp.	570	15,481
Healthcare Realty Trust, Inc.	650	19,104
Healthcare Trust of America, Inc. - Class A	515	12,684
Healthpeak Properties, Inc.	1,625	42,478
Hibernia REIT plc (Ireland)	13,205	17,177
Host Hotels & Resorts, Inc.	938	11,547
Invitation Homes, Inc.	2,345	55,459
Jernigan Capital, Inc.	1,415	18,678
Kilroy Realty Corp.	872	54,291
Life Storage, Inc.	130	11,387

The accompanying notes are an integral part of the financial statements.

23

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES/ PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS)
(continued)
Mid-America Apartment Communities, Inc.	260	$29,099
National Retail Properties, Inc.	490	15,994
Physicians Realty Trust	1,170	18,041
Prologis, Inc.	1,741	155,349
Public Storage	330	61,198
Realty Income Corp.	310	17,025
Rexford Industrial Realty, Inc.	700	28,504
SBA Communications Corp.	1,920	556,646
STAG Industrial, Inc.	660	17,325
STORE Capital Corp.	795	15,956
Sun Communities, Inc.	590	79,296
Sunstone Hotel Investors, Inc.	1,120	10,293
Terreno Realty Corp.	195	10,690
UDR, Inc.	575	21,545
Urban Edge Properties	1,400	16,100
Welltower, Inc.	732	37,500
Total Real Estate		3,552,078

TOTAL COMMON STOCKS
(Identified Cost $42,404,267)		46,254,392

CORPORATE BONDS - 15.8%

Non-Convertible Corporate Bonds - 15.8%
Communication Services - 3.5%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.[1], 4.25%, 3/1/2027	600,000	661,222
Verizon Communications, Inc., 5.25%, 3/16/2037	790,000	1,052,279
		1,713,501

Interactive Media & Services - 0.6%
Tencent Holdings Ltd. (China)[2], 3.975%, 4/11/2029	620,000	697,534

Media - 1.2%
Altice Financing S.A. (Luxembourg)[2], 7.50%, 5/15/2026	20,000	20,850
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 4.50%, 8/15/2030	20,000	20,256
Comcast Corp., 3.25%, 11/1/2039	620,000	675,490
Discovery Communications LLC, 5.20%, 9/20/2047	550,000	626,426
Townsquare Media, Inc.[2], 6.50%, 4/1/2023	25,000	22,102
		1,365,124
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc., 7.00%, 8/15/2020	20,000	$20,175
Sprint Corp., 7.25%, 9/15/2021	10,000	10,488
Sprint Corp., 7.125%, 6/15/2024	30,000	33,676
		64,339
Total Communication Services		3,840,498

Consumer Discretionary - 2.0%
Auto Components - 0.0%##
Techniplas LLC[2], 10.00%, 5/1/2020	10,000	1,775

Automobiles - 0.0%##
Ford Motor Co., 9.625%, 4/22/2030	15,000	14,944

Diversified Consumer Services - 0.0%##
Carriage Services, Inc.[2], 6.625%, 6/1/2026	20,000	19,722

Household Durables - 0.1%
Foxtrot Escrow Issuer LLC - Foxtrot Escrow Corp.[2], 12.25%, 11/15/2026	25,000	20,625
LGI Homes, Inc.[2], 6.875%, 7/15/2026	35,000	32,594
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	15,000	14,552
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	15,000	13,506
		81,277

Internet & Direct Marketing Retail - 1.5%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	470,000	510,684
Booking Holdings, Inc., 3.60%, 6/1/2026	800,000	835,991
Expedia Group, Inc.[2], 6.25%, 5/1/2025	290,000	295,742
Photo Holdings Merger Sub, Inc.[2], 8.50%, 10/1/2026	30,000	25,976
		1,668,393

Multiline Retail - 0.0%##
Staples, Inc.[2], 7.50%, 4/15/2026	20,000	15,800

The accompanying notes are an integral part of the financial statements.

24

Investment Portfolio - April 30, 2020
(unaudited)

BLENDED ASSET MODERATE SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 0.4%
The TJX Cos, Inc., 3.50%, 4/15/2025	380,000	$409,813
Total Consumer Discretionary		2,211,724

Consumer Staples - 0.6%
Beverages - 0.6%
Keurig Dr Pepper, Inc., 3.20%, 5/1/2030	590,000	628,555

Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance Corp.[2], 8.625%, 10/15/2026	10,000	10,575
Total Consumer Staples		639,130

Energy - 2.3%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	30,000	15,412

Oil, Gas & Consumable Fuels - 2.3%
Antero Midstream Partners LP - Antero Midstream Finance Corp. [2], 5.75%, 3/1/2027	20,000	14,800
Antero Midstream Partners LP - Antero Midstream Finance Corp. [2], 5.75%, 1/15/2028	10,000	7,350
Bruin E&P Partners LLC[1,4], 8.875%, 8/1/2023	40,000	1,000
Calumet Specialty Products Partners LP - Calumet Finance Corp.[2], 11.00%, 4/15/2025	15,000	11,625
Cheniere Energy Partners LP, 5.625%, 10/1/2026	35,000	33,446
CVR Energy, Inc.[2], 5.75%, 2/15/2028	25,000	21,138
Energy Transfer Operating LP, 6.50%, 2/1/2042	420,000	423,553
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	15,000	12,750
HollyFrontier Corp., 5.875%, 4/1/2026	30,000	30,681
Jonah Energy LLC - Jonah Energy Finance Corp.[5], 7.25%, 10/15/2025	20,000	350
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	510,000	608,040
Laredo Petroleum, Inc., 10.125%, 1/15/2028	15,000	6,111
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	40,000	$5,000
Moss Creek Resources Holdings, Inc.[2], 7.50%, 1/15/2026	10,000	3,350
NuStar Logistics LP, 6.75%, 2/1/2021	10,000	9,650
PBF Holding Co. LLC - PBF Finance Corp.[2], 6.00%, 2/15/2028	20,000	14,238
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	780,000	832,554
Whiting Petroleum Corp.[6,7], 5.75%, 3/15/2021	15,000	1,500
The Williams Companies, Inc., 3.75%, 6/15/2027	480,000	479,264
		2,516,400
Total Energy		2,531,812

Financials - 2.9%
Banks - 2.7%
Bank of America Corp.[1], 4.00%, 1/22/2025	930,000	1,004,773
CIT Group, Inc., 4.125%, 3/9/2021	25,000	24,562
Citigroup, Inc., 4.45%, 9/29/2027	650,000	712,036
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	30,000	31,688
JPMorgan Chase & Co.[8], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	470,000	508,749
Popular, Inc., 6.125%, 9/14/2023	20,000	19,250
Santander Holdings USA, Inc., 4.50%, 7/17/2025	620,000	638,467
		2,939,525

Capital Markets - 0.1%
Advisor Group Holdings, Inc.[2], 10.75%, 8/1/2027	15,000	11,374
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	40,000	37,200
Oaktree Specialty Lending Corp., 3.50%, 2/25/2025	25,000	22,889
		71,463

Consumer Finance - 0.1%
Credit Acceptance Corp.[2], 5.125%, 12/31/2024	10,000	8,775
Discover Financial Services, 4.50%, 1/30/2026	20,000	20,798
Navient Corp., 5.00%, 10/26/2020	15,000	14,708
Navient Corp., 6.75%, 6/25/2025	35,000	32,375

The accompanying notes are an integral part of the financial statements.

25

Investment Portfolio - April 30, 2020
(unaudited)

BLENDED ASSET MODERATE SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
SLM Corp., 5.125%, 4/5/2022	20,000	$18,320
Springleaf Finance Corp., 7.125%, 3/15/2026	20,000	18,850
		113,826

Diversified Financial Services - 0.0%##
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[2], 10.50%, 6/1/2024	40,000	31,900

Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	25,000	22,125
Starwood Property Trust, Inc., 3.625%, 2/1/2021	30,000	28,200
		50,325

Thrifts & Mortgage Finance - 0.0%##
Acrisure LLC - Acrisure Finance, Inc.[2], 7.00%, 11/15/2025	10,000	8,850
Radian Group, Inc., 4.875%, 3/15/2027	35,000	30,697
		39,547
Total Financials		3,246,586

Health Care - 0.5%
Health Care Providers & Services - 0.5%
HCA, Inc., 4.125%, 6/15/2029	470,000	508,445

Industrials - 1.9%
Aerospace & Defense - 0.0%##
Howmet Aerospace, Inc., 6.875%, 5/1/2025	35,000	35,692

Air Freight & Logistics - 0.0%##
Cargo Aircraft Management, Inc.[2], 4.75%, 2/1/2028	30,000	28,012

Airlines - 0.5%
Southwest Airlines Co., 5.25%, 5/4/2025	560,000	557,939

Building Products - 0.0%##
Griffon Corp., 5.75%, 3/1/2028	20,000	19,050

Commercial Services & Supplies - 0.1%
The ADT Security Corp., 6.25%, 10/15/2021	10,000	10,284
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.25%, 4/15/2024	20,000	19,594
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.75%, 4/15/2026	20,000	$19,706
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 6.25%, 1/15/2028	25,000	22,182
Stericycle, Inc.[2], 5.375%, 7/15/2024	20,000	20,057
		91,823

Construction & Engineering - 0.0%##
HC2 Holdings, Inc.[2], 11.50%, 12/1/2021	10,000	8,700
Tutor Perini Corp.[2], 6.875%, 5/1/2025	25,000	19,688
		28,388

Industrial Conglomerates - 0.4%
General Electric Co.[8,9], (3 mo. LIBOR US + 3.330%), 5.00%	460,000	376,912

Marine - 0.0%##
American Tanker, Inc. (Norway)[2], 9.25%, 2/22/2022	15,000	15,000

Trading Companies & Distributors - 0.9%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland)[1], 4.45%, 10/1/2025	770,000	677,638
Air Lease Corp., 3.25%, 3/1/2025	25,000	22,458
Avolon Holdings Funding Ltd. (Ireland)[2], 3.25%, 2/15/2027	290,000	224,438
Fortress Transportation & Infrastructure Investors LLC[2], 6.50%, 10/1/2025	30,000	24,600
		949,134
Total Industrials		2,101,950

IT Services - 0.0%##
Science Applications International Corp.[2], 4.875%, 4/1/2028	25,000	24,483

Materials - 0.1%
Chemicals - 0.0%##
CF Industries, Inc., 3.45%, 6/1/2023	10,000	10,125
PolyOne Corp.[2], 5.75%, 5/15/2025	20,000	20,250
		30,375

Containers & Packaging - 0.0%##
Berry Global, Inc.[2], 4.50%, 2/15/2026	20,000	19,742

The accompanying notes are an integral part of the financial statements.

26

Investment Portfolio - April 30, 2020
(unaudited)

BLENDED ASSET MODERATE SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging (continued)
Graphic Packaging International LLC, 4.75%, 4/15/2021	15,000	$15,098
		34,840

Metals & Mining - 0.1%
Compass Minerals International, Inc.[2], 6.75%, 12/1/2027	15,000	14,850
IAMGOLD Corp. (Canada)[2], 7.00%, 4/15/2025	45,000	45,355
Infrabuild Australia Pty Ltd. (Australia)[2], 12.00%, 10/1/2024	15,000	12,750
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	10,000	10,519
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	10,000	6,300
Northwest Acquisitions ULC - Dominion Finco, Inc.[10], 7.125%, 11/1/2022	20,000	2,050
		91,824
Total Materials		157,039

Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITS) - 1.4%
American Tower Corp., 3.80%, 8/15/2029	620,000	693,069
Camden Property Trust, 2.80%, 5/15/2030	590,000	611,936
Crown Castle International Corp., 3.10%, 11/15/2029	30,000	32,020
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	92,000	92,687
HAT Holdings I LLC - HAT Holdings II LLC[2], 6.00%, 4/15/2025	35,000	35,000
Iron Mountain, Inc., 5.75%, 8/15/2024	20,000	19,650
		1,484,362

Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	15,000	14,494
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development (continued)
Forestar Group, Inc.[2], 5.00%, 3/1/2028	25,000	$21,812
		36,306
Total Real Estate		1,520,668

Utilities - 0.6%
Electric Utilities - 0.4%
Dominion Energy, Inc., 3.375%, 4/1/2030	380,000	413,166
NextEra Energy Operating Partners LP2, 4.25%, 7/15/2024	10,000	10,178
		423,344

Independent Power and Renewable Electricity Producers - 0.2%
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	200,000	204,000
Vistra Operations Co. LLC[2], 5.625%, 2/15/2027	20,000	21,050
		225,050
Total Utilities		648,394

TOTAL CORPORATE BONDS
(Identified Cost $17,188,901)		17,430,729

U.S. TREASURY SECURITIES - 22.8%

U.S. Treasury Bonds - 4.5%
U.S. Treasury Bond, 2.50%, 2/15/2045	812,000	1,024,896
U.S. Treasury Bond, 3.00%, 5/15/2047	982,000	1,372,307
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026	2,215,627	2,511,863

Total U.S. Treasury Bonds
(Identified Cost $4,195,101)		4,909,066

U.S. Treasury Notes - 18.3%
U.S. Treasury Floating Rate Note[11], (3 mo. US Treasury Bill Yield + 0.300%), 0.41%, 10/31/2021	2,140,000	2,147,562
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024	1,646,168	1,688,395
U.S. Treasury Note, 2.375%, 8/15/2024	7,105,000	7,723,912
U.S. Treasury Note, 2.125%, 5/15/2025	3,910,000	4,251,209

The accompanying notes are an integral part of the financial statements.

27

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.625%, 5/15/2026	4,080,000	$4,362,891

Total U.S. Treasury Notes
(Identified Cost $19,923,267)		20,173,969

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $24,118,368)		25,083,035

ASSET-BACKED SECURITIES - 5.9%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A1,2, 3.561%, 7/15/2030	134,859	133,010
CCG Receivables Trust, Series 2019-1, Class A2[2], 2.80%, 9/14/2026	478,002	480,941
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada)[1,2], 2.12%, 11/15/2029	236,687	234,366
Commonbond Student Loan Trust, Series 2019-AGS, Class A1[2], 2.54%, 1/25/2047	315,622	322,646
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A2, 2.01%, 2/15/2029	350,000	348,076
Enterprise Fleet Financing LLC, Series 2018-2, Class A2[2], 3.14%, 2/20/2024	283,795	284,762
Invitation Homes Trust, Series 2017-SFR2, Class A2,11, (1 mo. LIBOR US + 0.850%), 1.601%, 12/17/2036	82,511	79,772
Invitation Homes Trust, Series 2017-SFR2, Class B2,11, (1 mo. LIBOR US + 1.150%), 1.901%, 12/17/2036	65,000	61,694
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[2], 2.82%, 2/15/2068	121,245	121,698
Navient Student Loan Trust, Series 2014-1, Class A3[11], (1 mo. LIBOR US + 0.510%), 0.997%, 6/25/2031	259,244	247,578
Nelnet Student Loan Trust, Series 2012-3A, Class A2,11, (1 mo. LIBOR US + 0.700%), 1.187%, 2/25/2045	327,575	308,865
Nelnet Student Loan Trust, Series 2013-5A, Class A2,11, (1 mo. LIBOR US + 0.630%), 1.117%, 1/25/2037	470,381	438,844

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Oxford Finance Funding LLC, Series 2020-1A, Class A2[2], 3.101%, 2/15/2028	300,000	$295,717
Progress Residential Trust, Series 2019-SFR2, Class A2, 3.147%, 5/17/2036	285,000	292,914
SLM Student Loan Trust, Series 2005-7, Class A4[11], (3 mo. LIBOR US + 0.150%), 1.141%, 10/25/2029	253,432	246,418
SMB Private Education Loan Trust, Series 2020-A, Class A2A2, 2.23%, 9/15/2037	450,000	439,735
SoFi Consumer Loan Program LLC, Series 2016-1, Class A2, 3.26%, 8/25/2025	85,387	84,160
SoFi Consumer Loan Program LLC, Series 2016-5, Class A2, 3.06%, 9/25/2028	34,855	34,585
SoFi Consumer Loan Program Trust, Series 2019-2, Class A2, 3.01%, 4/25/2028	127,442	127,514
SoFi Consumer Loan Program Trust, Series 2019-3, Class A2, 2.90%, 5/25/2028	164,041	163,356
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B2, 2.49%, 1/25/2036	217,312	217,553
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	2,192	2,192
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	75,000	75,998
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	32,285	32,327
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX2, 3.34%, 8/25/2047	250,000	252,295
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX2, 2.54%, 5/15/2046	215,000	213,165
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,12], 2.50%, 10/25/2056	178,324	177,632
Towd Point Mortgage Trust, Series 2017-1, Class A1[2,12], 2.75%, 10/25/2056	172,498	173,426
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,11], (1 mo. LIBOR US + 1.000%), 1.487%, 10/25/2048	151,630	149,701

The accompanying notes are an integral part of the financial statements.

28

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	220,723	$221,192
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	238,935	242,859

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $6,556,298)		6,504,991

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.9%

CIM Trust, Series 2019-INV1, Class A1[2,12], 4.00%, 2/25/2049	85,562	86,696
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class A6[2,12], 3.50%, 8/25/2043	515,401	519,259
Credit Suisse Mortgage Capital Trust, Series 2013-IVR2, Class A2[2,12], 3.00%, 4/25/2043	410,488	419,663
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[1,2,12], 2.50%, 5/25/2043	139,970	136,723
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,12], 2.13%, 2/25/2043	95,315	92,145
Credit Suisse Mortgage Capital Trust, Series 2014-IVR3, Class A1[1,2,12], 3.50%, 7/25/2044	216,525	219,640
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	176,200	182,521
Fannie Mae-Aces, Series 2017-M15, Class A1[12], 3.058%, 9/25/2027	274,827	297,709
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A2, 3.144%, 12/10/2036	290,000	277,034
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[12], 1.375%, 8/25/2020	1,803,923	3,032
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[12], 1.551%, 6/25/2022	1,827,945	44,664
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[12], 0.291%, 4/25/2023	9,451,172	45,268
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	177,641	183,852
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	132,548	136,264

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	23,554,789	$51,232
FREMF Mortgage Trust, Series 2014-K37, Class B2,12, 4.715%, 1/25/2047	320,000	339,062
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	282,273	292,574
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A2,11, (1 mo. LIBOR US + 1.000%), 1.814%, 10/15/2036	300,000	282,547
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,12], 3.50%, 5/25/2043	78,916	81,041
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,12], 3.00%, 6/25/2029	102,566	103,862
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,12], 3.75%, 11/25/2054	77,604	79,231
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,12], 3.75%, 8/25/2055	102,350	104,470
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,12], 3.75%, 11/25/2056	112,384	114,583
PMT Loan Trust, Series 2013-J1, Class A9[2,12], 3.50%, 9/25/2043	280,401	288,783
Sequoia Mortgage Trust, Series 2013-2, Class A12, 1.874%, 2/25/2043	88,417	86,525
Sequoia Mortgage Trust, Series 2013-6, Class A2[12], 3.00%, 5/25/2043	237,938	243,154
Sequoia Mortgage Trust, Series 2013-8, Class A1[12], 3.00%, 6/25/2043	115,054	117,371
Sequoia Mortgage Trust, Series 2017-6, Class A19[2,12], 3.50%, 9/25/2047	503,204	502,818
Sequoia Mortgage Trust, Series 2020-1, Class A1[2,12], 3.50%, 2/25/2050	370,791	376,037
Starwood Retail Property Trust, Series 2014-STAR, Class A2,11, (1 mo. LIBOR US + 1.470%), 2.284%, 11/15/2027	303,129	283,169
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A2,12, 2.86%, 4/25/2041	244,408	245,263

The accompanying notes are an integral part of the financial statements.

29

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[3]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,11, (1 mo. LIBOR US + 1.050%), 1.864%, 12/15/2033		205,000	$188,218
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,12], 3.50%, 3/20/2045		38,368	38,305

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $6,484,759)			6,462,715

FOREIGN GOVERNMENT BONDS - 0.8%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	67,000	50,591
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	503,341
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	1,338,000	55,596
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	540,000	22,669
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	879,000	37,362
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	169,000	7,444
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		200,000	195,262

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $904,766)			872,265

U.S. GOVERNMENT AGENCIES - 6.7%

Mortgage-Backed Securities - 6.7%
Fannie Mae, Pool #888468, UMBS, 5.50%, 9/1/2021		6,549	6,636
Fannie Mae, Pool #888810, UMBS, 5.50%, 11/1/2022		7,318	7,419
Fannie Mae, Pool #MA3463, UMBS, 4.00%, 9/1/2033		195,978	207,285
Fannie Mae, Pool #MA1834, UMBS, 4.50%, 2/1/2034		79,519	87,411
Fannie Mae, Pool #MA1903, UMBS, 4.50%, 5/1/2034		76,441	84,028
Fannie Mae, Pool #745418, UMBS, 5.50%, 4/1/2036		67,972	77,692
Fannie Mae, Pool #MA3412, UMBS, 3.50%, 7/1/2038		340,922	359,734
Fannie Mae, Pool #MA0258, UMBS, 4.50%, 12/1/2039		113,135	125,632

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL0152, UMBS, 6.00%, 6/1/2040	98,556	$113,811
Fannie Mae, Pool #AL0241, UMBS, 4.00%, 4/1/2041	147,048	160,946
Fannie Mae, Pool #AL1410, UMBS, 4.50%, 12/1/2041	192,802	213,771
Fannie Mae, Pool #AL7068, UMBS, 4.50%, 9/1/2042	224,264	248,976
Fannie Mae, Pool #AL7729, UMBS, 4.00%, 6/1/2043	120,023	131,285
Fannie Mae, Pool #BD1381, UMBS, 3.50%, 6/1/2046	124,414	132,628
Fannie Mae, Pool #BJ1323, UMBS, 3.50%, 11/1/2047	513,212	551,703
Fannie Mae, Pool #CA1720, UMBS, 5.00%, 5/1/2048	291,141	325,948
Fannie Mae, Pool #FM2232, UMBS, 4.00%, 6/1/2048	510,254	545,814
Fannie Mae, Pool #CA2056, UMBS, 4.50%, 7/1/2048	273,964	295,657
Fannie Mae, Pool #BK9366, UMBS, 4.50%, 8/1/2048	83,166	89,676
Fannie Mae, Pool #MA3527, UMBS, 5.00%, 11/1/2048	321,352	349,206
Fannie Mae, Pool #AL8674, 5.645%, 1/1/2049	250,704	291,726
Fannie Mae, Pool #MA3996, 2.50%, 4/1/2050	299,534	306,896
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	105,587	116,099
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	28,262	32,619
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	30,139	34,425
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	38,412	43,866
Freddie Mac, Pool #G60480, 4.50%, 11/1/2045	525,606	582,431
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	239,469	260,626
Freddie Mac, Pool #G08772, 4.50%, 7/1/2047	219,373	236,378
Freddie Mac, Pool #ZS4751, UMBS, 3.50%, 1/1/2048	517,214	549,587
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	156,933	169,261
Freddie Mac, Pool #G61887, 5.00%, 2/1/2049	225,270	244,655

The accompanying notes are an integral part of the financial statements.

30

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES	PRINCIPAL AMOUNT3/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #ZN4802, UMBS, 4.00%, 4/1/2049	376,596	$401,371

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $7,102,835)		7,385,198

SHORT-TERM INVESTMENT - 2.2%

Dreyfus Government Cash Management, Institutional Shares, 0.17%[13]
(Identified Cost $2,474,492)	2,474,492	2,474,492

TOTAL INVESTMENTS IN SECURITIES - 102.2%
(Identified Cost $107,234,686)		112,467,817
VALUE (NOTE 2)
TOTAL OPTIONS
WRITTEN — (0.0%)**
(Premiums Received $10,256)	$(8,835)

TOTAL INVESTMENTS - 102.2%	112,458,982
LIABILITIES, LESS OTHER ASSETS - (2.2%)	(2,467,533)
NET ASSETS - 100%	$109,991,449

ADR - American Depositary Receipt
CAD - Canadian Dollar
IO - Interest only
LIBOR - London Interbank Offered Rate
MXN - Mexican Peso
UMBS - Uniform Mortgage-Backed Securities

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
Amazon.com, Inc.	1	05/01/2020	$2,590.00	247	$(2,515)
Facebook, Inc. - Class A	9	05/01/2020	207.50	184	(990)
Booking Holdings, Inc.	1	05/15/2020	1,510.00	148	(4,480)
					(7,985)

Put
Charter Communications, Inc. - Class A	5	05/08/2020	460.00	248	(850)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN (PREMIUMS RECEIVED $10,256)					$(8,835)

*	Non-income producing security.
**	Less than (0.1%).

##	Less than 0.1%.

[1]	A portion of this security is designated as collateral for options contracts written. As of April 30, 2020, the total value of such securities was $6,280,283.
[2]	Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $13,217,272, or 12.0% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).
[3]	Amount is stated in USD unless otherwise noted.
[4]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019 and March 26, 2020 at a cost of $9,438 ($94.38 per share) and cost of $3,150 ($10.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,000, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).
[5]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on November 28, 2017 at a cost of $20,200 ($101.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $350, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).
[6]	Illiquid security - This security was acquired on January 8, 2020 and February 5, 2020 at a cost of $9,894 ($98.94 per share) and cost of $4,662 ($93.25 per share), respectively. This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,500, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).
[7]	Issuer filed for bankruptcy and/or is in default of interest payments.
[8]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2020.
[9]	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of the financial statements.

31

Investment Portfolio - April 30, 2020

(unaudited)

[10]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 6, 2018 at a cost of $20,484 ($102.42 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $2,050, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

[11]	Floating rate security. Rate shown is the rate in effect as of April 30, 2020.

[12]	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2020.

[13]	Rate shown is the current yield as of April 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard &Poor, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

32

Statement of Assets and Liabilities - Blended Asset Moderate Series
April 30, 2020 (unaudited)

ASSETS:
Investments in securities, at value (identified cost $107,234,686) (Note 2)	$112,467,817
Receivable for securities sold	526,815
Interest receivable	370,592
Foreign tax reclaims receivable	33,052
Dividends receivable	24,325
Receivable for fund shares sold	6,015
Prepaid expenses	843
TOTAL ASSETS	113,429,459
LIABILITIES:
Accrued management fees (Note 3)	25,887
Accrued fund accounting and administration fees (Note 3)	22,684
Accrued Chief Compliance Officer service fees (Note 3)	956
Options written, at value (premiums received $10,256) (Note 2)	8,835
Payable for securities purchased	3,292,369
Payable for fund shares repurchased	43,666
Other payables and accrued expenses	43,613
TOTAL LIABILITIES	3,438,010
TOTAL NET ASSETS	$109,991,449
NET ASSETS CONSIST OF:
Capital stock	$93,443
Additional paid-in-capital	102,911,092
Total distributable earnings (loss)	6,986,914
TOTAL NET ASSETS	$109,991,449

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE -
Class R6 ($109,991,449/9,344,254 shares)	$11.77

The accompanying notes are an integral part of the financial statements.

33

Statement of Operations - Blended Asset Moderate Series

For the Six Months Ended April 30, 2020 (unaudited)

INVESTMENT INCOME:

Interest	$814,620
Dividends (net of foreign taxes withheld, $28,710)	322,379
Total Investment Income	1,136,999
EXPENSES:
Management fees (Note 3)	230,795
Fund accounting and administration fees (Note 3)	38,991
Directors’ fees (Note 3)	4,613
Chief Compliance Officer service fees (Note 3)	1,438
Audit fees	25,991
Custodian fees	17,208
Miscellaneous	19,150
Total Expenses	338,186
Less reduction of expenses (Note 3)	(81,747)
Net Expenses	256,439
NET INVESTMENT INCOME	880,560
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on-
Investments in securities	2,336,400
Options written	80,249
Foreign currency and translation of other assets and liabilities	(6,494)
2,410,155
Net change in unrealized appreciation (depreciation) on-
Investments in securities	(648,861)
Options written	11,918
Foreign currency and translation of other assets and liabilities	705
(636,238)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	1,773,917
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,654,477

The accompanying notes are an integral part of the financial statements.

34

Statements of Changes in Net Assets - Blended Asset Moderate Series

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$880,560	$1,955,884
Net realized gain (loss) on investments and foreign currency	2,410,155	(102,654)
Net change in unrealized depreciation on investments and foreign currency	(636,238)	8,224,304

Net increase (decrease) from operations	2,654,477	10,077,534

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class R6	(1,153,228)	(2,137,657)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	13,723,312	(28,145,069)

Net increase (decrease) in net assets	15,224,561	(20,205,192)

NET ASSETS:

Beginning of period	94,766,888	114,972,080

End of period	$109,991,449	$94,766,888

The accompanying notes are an integral part of the financial statements.

35

Financial Highlights - Blended Asset Moderate Series - Class R6

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED		FOR THE PERIOD
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/13/17[1] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.57	$10.50	$10.73	$10.75
Income (loss) from investment operations:
Net investment income[2]	0.10	0.23	0.19	0.00	[3]
Net realized and unrealized gain (loss) on investments	0.24	1.06	(0.32)	(0.02)
Total from investment operations	0.34	1.29	(0.13)	(0.02)
Less distributions to shareholders:
From net investment income	(0.14)	(0.22)	(0.10)	—
Net asset value - End of period	$11.77	$11.57	$10.50	$10.73
Net assets - End of period (000’s omitted)	$109,991	$94,767	$114,972	$115,371
Total return[4]	2.98%	12.44%	(1.25% )	(0.19%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.50%[5]	0.50%	0.50%	0.50%[5]
Net investment income	1.72%[5]	2.05%	1.77%	0.85%[5]
Series portfolio turnover	64%	88%	91%	4%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.16%[5]	0.20%	0.12%	0.99%[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

36

Shareholder Expense Example - Blended Asset Extended Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20*
Actual	$1,000.00	$1,037.10	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	$2.77

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.55%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

37

Portfolio Composition - Blended Asset Extended Series

As of April 30, 2020 (unaudited)

Asset Allocation[1]

[1] As a percentage of net assets.
[2] A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
[3] A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]
Communication Services	11.3%
Consumer Discretionary	9.1%
Information Technology	9.1%
Consumer Staples	7.0%
Health Care	6.7%
Energy	6.4%
Financials	6.2%
Real Estate	5.4%
Industrials	4.0%
Materials	1.8%
Utilities	0.4%

[4] Including common stocks and corporate bonds, as a percentage of total investments.
Top Ten Stock Holdings[5]
Booking Holdings, Inc.	2.3%
Mastercard, Inc. - Class A	2.2%
Visa, Inc. - Class A	1.9%
Nexon Co. Ltd. (Japan)	1.9%
Johnson & Johnson	1.6%
Novartis AG - ADR (Switzerland)	1.6%
Amazon.com, Inc.	1.5%
Unilever plc - ADR (United Kingdom)	1.5%
Alphabet, Inc. - Class A	1.4%
Micron Technology, Inc.	1.3%

[5] As a percentage of total investments.

38

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 55.9%

Communication Services - 8.7%
Entertainment - 4.1%
Activision Blizzard, Inc.[1]	24,670	$1,572,219
Electronic Arts, Inc.*[1]	11,570	1,321,988
Nexon Co. Ltd. (Japan)	202,432	3,268,465
Sea Ltd. - ADR (Taiwan)*	2,060	114,495
The Walt Disney Co.	8,800	951,720
		7,228,887

Interactive Media & Services - 4.1%
Alphabet, Inc. - Class A*	1,855	2,498,128
Alphabet, Inc. - Class C*	335	451,801
Auto Trader Group plc (United Kingdom)[2]	11,380	65,509
Facebook, Inc. - Class A*	9,560	1,957,028
Tencent Holdings Ltd. - Class H (China)	39,950	2,100,149
		7,072,615

Media - 0.5%
Charter Communications, Inc. - Class A*	1,255	621,514
Comcast Corp. - Class A	1,436	54,037
Quebecor, Inc. - Class B (Canada)	3,645	79,371
Shaw Communications, Inc. - Class B (Canada)	6,875	112,167
		867,089
Total Communication Services		15,168,591

Consumer Discretionary - 7.6%
Distributors - 0.0%##
Genuine Parts Co.	164	13,002

Hotels, Restaurants & Leisure - 0.1%
Hilton Worldwide Holdings, Inc.	655	49,590
Restaurant Brands International, Inc. (Canada)	2,485	122,510
Wyndham Hotels & Resorts, Inc.	1,525	57,508
		229,608

Household Durables - 1.2%
Garmin Ltd.	133	10,794
Nikon Corp. (Japan)	111,600	1,038,083
Sony Corp. - ADR (Japan)	13,785	885,686
Sony Corp. (Japan)	1,500	96,531
		2,031,094

Internet & Direct Marketing Retail - 4.4%
Alibaba Group Holding Ltd. - ADR (China)*	5,010	1,015,377
Amazon.com, Inc.*	1,050	2,597,700

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
Booking Holdings, Inc.*	2,665	$3,945,719
		7,558,796

Multiline Retail - 0.5%
B&M European Value Retail S.A. (United Kingdom)	25,450	106,430
Dollar Tree, Inc.*	9,700	772,799
		879,229

Specialty Retail - 0.1%
Best Buy Co., Inc.	239	18,338
The Home Depot, Inc.	434	95,406
Industria de Diseno Textil S.A. (Spain)	4,485	114,872
		228,616

Textiles, Apparel & Luxury Goods - 1.3%
adidas AG (Germany)	4,005	916,879
lululemon athletica, Inc.*	6,110	1,365,463
VF Corp.	329	19,115
		2,301,457
Total Consumer Discretionary		13,241,802

Consumer Staples - 7.0%
Beverages - 3.0%
Ambev S.A. - ADR (Brazil)	21,825	46,924
Anheuser-Busch InBev S.A./N.V. (Belgium)	30,910	1,439,486
The Coca-Cola Co.	42,370	1,944,359
Constellation Brands, Inc. - Class A	105	17,292
Diageo plc (United Kingdom)	26,925	927,019
Molson Coors Beverage Co. - Class B	228	9,350
PepsiCo, Inc.	6,545	865,838
		5,250,268

Food & Staples Retailing - 0.1%
The Kroger Co.	643	20,325
Sysco Corp.	355	19,976
Walmart, Inc.	866	105,262
		145,563

Food Products - 2.3%
Archer-Daniels-Midland Co.	429	15,933
Conagra Brands, Inc.	457	15,282
Danone S.A. (France)	2,410	167,971
General Mills, Inc.	523	31,322
The Hershey Co.	162	21,454
Hormel Foods Corp.	314	14,711

The accompanying notes are an integral part of the financial statements.

39

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
The J.M. Smucker Co.	119	$13,674
Mondelez International, Inc. - Class A	32,435	1,668,456
Nestle S.A. (Switzerland)	19,440	2,058,891
Tyson Foods, Inc. - Class A	278	17,289
		4,024,983

Household Products - 0.1%
Colgate-Palmolive Co.	588	41,319
Kimberly-Clark Corp.	222	30,743
		72,062

Personal Products - 1.5%
Beiersdorf AG (Germany)	1,015	106,198
Unilever plc - ADR (United Kingdom)	49,325	2,558,488
		2,664,686
Total Consumer Staples		12,157,562

Energy - 4.8%
Energy Equipment & Services - 0.4%
Baker Hughes Co.	890	12,415
Schlumberger Ltd.[1]	35,765	601,567
		613,982

Oil, Gas & Consumable Fuels - 4.4%
BP plc - ADR (United Kingdom)	1,125	26,775
Cabot Oil & Gas Corp.	99,655	2,154,541
Cameco Corp. (Canada)[1]	12,800	127,488
Chevron Corp.	4,155	382,260
Concho Resources, Inc.	9,155	519,272
ConocoPhillips	22,192	934,283
EOG Resources, Inc.	20,374	967,969
Exxon Mobil Corp.	17,130	796,031
Marathon Petroleum Corp.	539	17,291
Pioneer Natural Resources Co.	5,920	528,715
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,690	245,849
TOTAL S.A. - ADR (France)	23,790	836,218
Tourmaline Oil Corp. (Canada)	16,235	160,956
Valero Energy Corp.	319	20,209
		7,717,857
Total Energy		8,331,839

Financials - 3.9%
Banks - 0.4%
Bank of America Corp.	3,152	75,806
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	3,670	80,777

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Citigroup, Inc.	947	$45,986
Fifth Third Bancorp	601	11,233
FinecoBank Banca Fineco S.p.A. (Italy)	16,410	182,835
JPMorgan Chase & Co.	1,042	99,782
The PNC Financial Services Group, Inc.	203	21,654
Regions Financial Corp.	900	9,675
Truist Financial Corp.	873	32,580
U.S. Bancorp	910	33,215
Wells Fargo & Co.	1,943	56,444
		649,987

Capital Markets - 2.4%
Cboe Global Markets, Inc.	12,510	1,243,244
CME Group, Inc.	3,990	711,058
Deutsche Boerse AG (Germany)	1,040	161,241
Intercontinental Exchange, Inc.	9,290	830,990
Moody’s Corp.	2,705	659,750
S&P Global, Inc.	2,160	632,621
		4,238,904

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. - Class B*	8,500	1,592,560

Insurance - 0.2%
Admiral Group plc (United Kingdom)	8,560	249,785
The Allstate Corp.	212	21,565
Chubb Ltd.	253	27,327
Cincinnati Financial Corp.	118	7,764
The Hartford Financial Services Group, Inc.	309	11,739
The Travelers Companies, Inc.	171	17,307
		335,487
Total Financials		6,816,938

Health Care - 6.4%
Biotechnology - 1.1%
AbbVie, Inc.	720	59,184
BioMarin Pharmaceutical, Inc.*	12,930	1,189,819
Gilead Sciences, Inc.	753	63,252
Incyte Corp.*	6,380	623,071
		1,935,326

Health Care Equipment & Supplies - 1.3%
Alcon, Inc. (Switzerland)*	16,673	880,501
Getinge AB - Class B (Sweden)	6,080	116,537
Medtronic plc[1]	11,159	1,089,453

The accompanying notes are an integral part of the financial statements.

40

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	88,000	$133,685
		2,220,176

Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	134	14,755

Life Sciences Tools & Services - 0.6%
Gerresheimer AG (Germany)	1,505	119,692
Thermo Fisher Scientific, Inc.	2,685	898,616
		1,018,308

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	1,066	64,823
Eli Lilly & Co.	318	49,176
Johnson & Johnson	18,520	2,778,741
Merck & Co., Inc.	1,051	83,386
Novartis AG - ADR (Switzerland)	31,890	2,702,040
Perrigo Co. plc[1]	2,060	109,798
Pfizer, Inc.	2,537	97,319
		5,885,283
Total Health Care		11,073,848

Industrials - 2.5%
Aerospace & Defense - 0.1%
Airbus SE (France)*	140	8,865
General Dynamics Corp.	175	22,858
Lockheed Martin Corp.	155	60,304
Raytheon Technologies Corp.	776	50,293
		142,320
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	161	11,415

Airlines - 1.4%
easyJet plc (United Kingdom)	118,000	893,811
Ryanair Holdings plc - ADR (Ireland)*	23,675	1,502,652
		2,396,463

Building Products - 0.0%##
Johnson Controls International plc	679	19,766
Trane Technologies plc	155	13,550
		33,316

Commercial Services & Supplies - 0.6%
Bingo Industries Ltd. (Australia)	48,715	73,778
Copart, Inc.*	11,680	935,685
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	290	$29,006
		1,038,469

Electrical Equipment - 0.0%##
Eaton Corp. plc	309	25,802
Emerson Electric Co.	482	27,488
Rockwell Automation, Inc.	93	17,622
		70,912

Industrial Conglomerates - 0.1%
3M Co.	318	48,311
Honeywell International, Inc.	370	52,503
		100,814

Machinery - 0.1%
Caterpillar, Inc.	329	38,289
Cummins, Inc.	130	21,255
Dover Corp.	106	9,927
Illinois Tool Works, Inc.	212	34,450
Parker-Hannifin Corp.	92	14,547
Stanley Black & Decker, Inc.	112	12,342
The Weir Group plc (United Kingdom)	6,190	73,974
		204,784

Road & Rail - 0.0%##
Norfolk Southern Corp.	131	22,414
Union Pacific Corp.	351	56,086
		78,500

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)	2,385	107,988
Fastenal Co.	525	19,016
WW Grainger, Inc.	37	10,196
		137,200

Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	10,900	39,894
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	610	37,820
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	430	42,875
		120,589
Total Industrials		4,334,782

Information Technology - 9.1%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	1,823	77,259

The accompanying notes are an integral part of the financial statements.

41

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 5.2%
Accenture plc - Class A	770	$142,596
Adyen N.V. (Netherlands)*[2]	55	54,317
Automatic Data Processing, Inc.	190	27,871
International Business Machines Corp.	459	57,632
Keywords Studios plc (Ireland)	2,135	42,771
Mastercard, Inc. - Class A	14,035	3,859,204
PayPal Holdings, Inc.*	11,675	1,436,025
Switch, Inc. - Class A	3,292	56,524
Visa, Inc. - Class A	18,650	3,333,128
		9,010,068

Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	199	21,810
Intel Corp.	1,688	101,246
KLA Corp.	130	21,332
Micron Technology, Inc.*	46,970	2,249,393
QUALCOMM, Inc.	460	36,188
Skyworks Solutions, Inc.	118	12,258
Texas Instruments, Inc.	491	56,990
Xilinx, Inc.	162	14,159
		2,513,376

Software - 2.4%
Microsoft Corp.	10,010	1,793,892
Oracle Corp.	980	51,911
salesforce.com, Inc.*	8,450	1,368,478
ServiceNow, Inc.*	2,655	933,339
		4,147,620

Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	222	9,717
Total Information Technology		15,758,040

Materials - 1.7%
Chemicals - 0.6%
Akzo Nobel N.V. (Netherlands)	1,321	100,251
FMC Corp.	9,795	900,160
International Flavors & Fragrances, Inc.	79	10,351
Linde plc (United Kingdom)	204	37,534
LyondellBasell Industries N.V. - Class A	307	17,791
PPG Industries, Inc.	150	13,624
		1,079,711

Containers & Packaging - 1.0%
Graphic Packaging Holding Co.	125,960	1,681,566
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 0.1%
Lundin Mining Corp. (Chile)	14,920	$73,102
Nucor Corp.	317	13,057
		86,159
Total Materials		2,847,436

Real Estate - 4.2%
Equity Real Estate Investment Trusts (REITS) - 4.2%
Acadia Realty Trust[1]	2,500	30,975
Agree Realty Corp.[1]	565	36,787
Alexandria Real Estate Equities, Inc.	360	56,552
American Campus Communities, Inc.	2,355	83,108
American Homes 4 Rent - Class A	3,000	72,420
American Tower Corp.	4,310	1,025,780
Americold Realty Trust	3,025	92,535
Apartment Investment & Management Co. - Class A	1,609	60,611
AvalonBay Communities, Inc.	785	127,916
Boston Properties, Inc.	417	40,524
Brandywine Realty Trust	3,910	43,636
Camden Property Trust	1,250	110,087
Community Healthcare Trust, Inc.	1,350	50,220
CoreSite Realty Corp.	240	29,086
Cousins Properties, Inc.	3,381	102,005
Crown Castle International Corp	590	94,064
Digital Realty Trust, Inc.[1]	1,175	175,651
Douglas Emmett, Inc.	2,295	69,975
Duke Realty Corp.	2,284	79,255
Equinix, Inc.	2,713	1,831,818
Equity LifeStyle Properties, Inc.	1,730	104,336
Equity Residential	1,415	92,060
Essex Property Trust, Inc.	240	58,584
Extra Space Storage, Inc.	310	27,354
First Industrial Realty Trust, Inc.	1,040	39,281
Getty Realty Corp.	1,190	32,320
Healthcare Realty Trust, Inc.	1,385	40,705
Healthcare Trust of America, Inc. - Class A	1,070	26,354
Healthpeak Properties, Inc.	3,385	88,484
Hibernia REIT plc (Ireland)	27,505	35,778
Host Hotels & Resorts, Inc.	1,973	24,288
Invitation Homes, Inc.	4,282	101,269
Jernigan Capital, Inc.	2,950	38,940
Kilroy Realty Corp.	1,832	114,060
Life Storage, Inc.	270	23,649

The accompanying notes are an integral part of the financial statements.

42

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES/ PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Mid-America Apartment Communities, Inc.	535	$59,877
National Retail Properties, Inc.	1,025	33,456
Physicians Realty Trust	2,435	37,548
Prologis, Inc.	3,699	330,062
Public Storage	690	127,960
Realty Income Corp.	650	35,698
Rexford Industrial Realty, Inc.	1,440	58,637
SBA Communications Corp.	3,950	1,145,184
STAG Industrial, Inc.	1,370	35,962
STORE Capital Corp.	1,690	33,918
Sun Communities, Inc.	1,230	165,312
Sunstone Hotel Investors, Inc.	2,335	21,459
Terreno Realty Corp.	405	22,202
UDR, Inc.	1,202	45,039
Urban Edge Properties	2,915	33,522
Welltower, Inc.[1]	1,539	78,843
Total Real Estate		7,325,146

TOTAL COMMON STOCKS
(Identified Cost $88,679,958)		97,055,984

CORPORATE BONDS - 11.5%

Non-Convertible Corporate Bonds - 11.5%
Communication Services - 2.5%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.[1], 4.25%, 3/1/2027	710,000	782,446
Verizon Communications, Inc., 5.25%, 3/16/2037	900,000	1,198,798
		1,981,244

Interactive Media & Services - 0.4%
Tencent Holdings Ltd. (China)[2], 3.975%, 4/11/2029	670,000	753,786

Media - 0.9%
Altice Financing S.A. (Luxembourg)[2], 7.50%, 5/15/2026	30,000	31,275
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 4.50%, 8/15/2030	35,000	35,448
Comcast Corp., 3.25%, 11/1/2039	670,000	729,965
Discovery Communications LLC, 5.20%, 9/20/2047	650,000	740,321
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Media (continued)
Townsquare Media, Inc.[2], 6.50%, 4/1/2023	40,000	$35,364
		1,572,373

Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc., 7.00%, 8/15/2020	35,000	35,306
Sprint Corp., 7.25%, 9/15/2021	15,000	15,731
Sprint Corp., 7.125%, 6/15/2024	45,000	50,513
		101,550
Total Communication Services		4,408,953

Consumer Discretionary - 1.5%
Auto Components - 0.0%##
Techniplas LLC[2], 10.00%, 5/1/2020	20,000	3,550

Automobiles - 0.0%##
Ford Motor Co., 9.625%, 4/22/2030	25,000	24,907

Diversified Consumer Services - 0.0%##
Carriage Services, Inc.[2], 6.625%, 6/1/2026	30,000	29,583

Household Durables - 0.1%
Foxtrot Escrow Issuer LLC - Foxtrot Escrow Corp.[2], 12.25%, 11/15/2026	40,000	33,000
LGI Homes, Inc.[2], 6.875%, 7/15/2026	55,000	51,219
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	20,000	19,402
Weekley Homes LLC - Weekley Finance Corp.[1], 6.625%, 8/15/2025	25,000	22,510
		126,131

Internet & Direct Marketing Retail - 1.1%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	550,000	597,609
Booking Holdings, Inc., 3.60%, 6/1/2026	930,000	971,840
Expedia Group, Inc.[2], 6.25%, 5/1/2025	345,000	351,832

The accompanying notes are an integral part of the financial statements.

43

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
Photo Holdings Merger Sub, Inc.[2], 8.50%, 10/1/2026	45,000	$38,963
		1,960,244
Multiline Retail - 0.0%##
Staples, Inc.[2], 7.50%, 4/15/2026	30,000	23,700

Specialty Retail - 0.3%
The TJX Cos, Inc., 3.50%, 4/15/2025	410,000	442,167
Total Consumer Discretionary		2,610,282

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance Corp.[2], 8.625%, 10/15/2026	25,000	26,438

Energy - 1.6%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	50,000	25,688

Oil, Gas & Consumable Fuels - 1.6%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 3/1/2027	35,000	25,900
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 1/15/2028	15,000	11,025
Bruin E&P Partners LLC[4], 8.875%, 8/1/2023	60,000	1,500
Calumet Specialty Products Partners LP - Calumet Finance Corp.[2], 11.00%, 4/15/2025	25,000	19,375
Cheniere Energy Partners LP, 5.625%, 10/1/2026	55,000	52,558
CVR Energy, Inc.[2], 5.75%, 2/15/2028	35,000	29,593
Energy Transfer Operating LP, 6.50%, 2/1/2042	470,000	473,976
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	25,000	21,250
Jonah Energy LLC - Jonah Energy Finance Corp.[5], 7.25%, 10/15/2025	30,000	525
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	570,000	679,574
Laredo Petroleum, Inc., 10.125%, 1/15/2028	25,000	10,184

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	65,000	$8,125
Moss Creek Resources Holdings, Inc.[2], 7.50%, 1/15/2026	20,000	6,700
NuStar Logistics LP, 6.75%, 2/1/2021	15,000	14,475
PBF Holding Co. LLC - PBF Finance Corp.[2], 6.00%, 2/15/2028	30,000	21,357
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	790,000	843,228
Whiting Petroleum Corp.[6,7], 5.75%, 3/15/2021	20,000	2,000
The Williams Companies, Inc.[1], 3.75%, 6/15/2027	560,000	559,141
		2,780,486
Total Energy		2,806,174

Financials - 2.3%
Banks - 1.6%
Bank of America Corp., 4.00%, 1/22/2025	420,000	453,768
CIT Group, Inc., 4.125%, 3/9/2021	40,000	39,300
Citigroup, Inc., 4.45%, 9/29/2027	700,000	766,808
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	50,000	52,812
JPMorgan Chase & Co.[8], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	550,000	595,344
Popular, Inc., 6.125%, 9/14/2023	30,000	28,875
Santander Holdings USA, Inc., 4.50%, 7/17/2025	720,000	741,446
		2,678,353

Capital Markets - 0.1%
Advisor Group Holdings, Inc.[2], 10.75%, 8/1/2027	20,000	15,166
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	65,000	60,450
Oaktree Specialty Lending Corp., 3.50%, 2/25/2025	35,000	32,044
		107,660

Consumer Finance - 0.5%
Credit Acceptance Corp.[2], 5.125%, 12/31/2024	20,000	17,550
Discover Financial Services, 4.50%, 1/30/2026	35,000	36,397
Navient Corp., 5.00%, 10/26/2020	25,000	24,514
Navient Corp., 6.75%, 6/25/2025	55,000	50,875

The accompanying notes are an integral part of the financial statements.

44

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
SLM Corp., 5.125%, 4/5/2022	30,000	$27,480
Springleaf Finance Corp., 7.125%, 3/15/2026	35,000	32,988
Visa, Inc., 2.70%, 4/15/2040	720,000	748,434
		938,238

Diversified Financial Services - 0.0%##
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[2], 10.50%, 6/1/2024	60,000	47,850

Mortgage Real Estate Investment Trusts (REITS) -0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	40,000	35,400
Starwood Property Trust, Inc., 3.625%, 2/1/2021	50,000	47,000
		82,400
Thrifts & Mortgage Finance - 0.0%##
Acrisure LLC - Acrisure Finance, Inc.[2], 7.00%, 11/15/2025	20,000	17,700
Radian Group, Inc., 4.875%, 3/15/2027	50,000	43,852
		61,552
Total Financials		3,916,053

Health Care - 0.3%
Health Care Providers & Services - 0.3%
HCA, Inc., 4.125%, 6/15/2029	520,000	562,535

Industrials - 1.5%
Aerospace & Defense - 0.0%##
Howmet Aerospace, Inc., 6.875%, 5/1/2025	55,000	56,087

Air Freight & Logistics - 0.0%##
Cargo Aircraft Management, Inc.[2], 4.75%, 2/1/2028	50,000	46,687

Airlines - 0.4%
Southwest Airlines Co., 5.25%, 5/4/2025	600,000	597,792

Building Products - 0.0%##
Griffon Corp., 5.75%, 3/1/2028	35,000	33,338

Commercial Services & Supplies - 0.1%
The ADT Security Corp., 6.25%, 10/15/2021	15,000	15,426

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.25%, 4/15/2024	30,000	$29,391
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.75%, 4/15/2026	35,000	34,486
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 6.25%, 1/15/2028	45,000	39,928
Stericycle, Inc.[2], 5.375%, 7/15/2024	30,000	30,086
		149,317

Construction & Engineering - 0.0%##
HC2 Holdings, Inc.[2], 11.50%, 12/1/2021	15,000	13,050
Tutor Perini Corp.[2], 6.875%, 5/1/2025	40,000	31,500
		44,550
Industrial Conglomerates - 0.3%
General Electric Co.[8,9], (3 mo. LIBOR US + 3.330%), 5.00%	620,000	508,012
Marine - 0.0%##
American Tanker, Inc. (Norway)[2], 9.25%, 2/22/2022	20,000	20,000

Trading Companies & Distributors - 0.7%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland)[1], 4.45%, 10/1/2025	830,000	730,441
Air Lease Corp., 3.25%, 3/1/2025	35,000	31,441
Avolon Holdings Funding Ltd. (Ireland)[2], 3.25%, 2/15/2027	390,000	301,831
Fortress Transportation & Infrastructure Investors LLC[2], 6.50%, 10/1/2025	45,000	36,900
		1,100,613
Total Industrials		2,556,396

Information Technology - 0.0%##
IT Services - 0.0%##
Science Applications International Corp.[2], 4.875%, 4/1/2028	35,000	34,276

Materials - 0.2%
Chemicals - 0.0%##
CF Industries, Inc., 3.45%, 6/1/2023	10,000	10,125

The accompanying notes are an integral part of the financial statements.

45

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
PolyOne Corp.[2], 5.75%, 5/15/2025	30,000	$30,375
		40,500
Containers & Packaging - 0.1%
Berry Global, Inc.[2], 4.50%, 2/15/2026	35,000	34,548
Graphic Packaging International LLC, 4.75%, 4/15/2021	20,000	20,131
		54,679
Metals & Mining - 0.1%
Compass Minerals International, Inc.[2], 6.75%, 12/1/2027	25,000	24,750
IAMGOLD Corp. (Canada)[2], 7.00%, 4/15/2025	70,000	70,552
Infrabuild Australia Pty Ltd. (Australia)[2], 12.00%, 10/1/2024	25,000	21,250
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	15,000	15,779
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	20,000	12,600
Northwest Acquisitions ULC - Dominion Finco, Inc.[10], 7.125%, 11/1/2022	30,000	3,075
		148,006
Total Materials		243,185

Real Estate - 1.2%
Equity Real Estate Investment Trusts (REITS) - 1.2%
American Tower Corp., 3.80%, 8/15/2029	690,000	771,318
Camden Property Trust, 2.80%, 5/15/2030	650,000	674,166
Crown Castle International Corp., 3.10%, 11/15/2029	320,000	341,545
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	123,000	123,919
HAT Holdings I LLC - HAT Holdings II LLC[2], 6.00%, 4/15/2025	50,000	50,000
Iron Mountain, Inc., 5.75%, 8/15/2024	35,000	34,388
		1,995,336

Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	25,000	24,156

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development (continued)
Forestar Group, Inc.[2], 5.00%, 3/1/2028	40,000	$34,900
		59,056
Total Real Estate		2,054,392

Utilities - 0.4%
Electric Utilities - 0.3%
Dominion Energy, Inc., 3.375%, 4/1/2030	410,000	445,784
NextEra Energy Operating Partners LP2, 4.25%, 7/15/2024	15,000	15,267
		461,051
Independent Power and Renewable Electricity Producers - 0.1%
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	200,000	204,000
Vistra Operations Co. LLC[2], 5.625%, 2/15/2027	30,000	31,575
		235,575
Total Utilities		696,626

TOTAL CORPORATE BONDS
(Identified Cost $19,755,313)		19,915,310

U.S. TREASURY SECURITIES - 17.4%

U.S. Treasury Bonds - 4.0%
U.S. Treasury Bond, 3.00%, 5/15/2047	3,095,000	4,325,142
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026	2,293,826	2,600,517

Total U.S. Treasury Bonds
(Identified Cost $6,396,054)		6,925,659

U.S. Treasury Notes - 13.4%
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024	1,610,271	1,651,576
U.S. Treasury Note, 2.50%, 5/15/2024	6,225,000	6,770,903
U.S. Treasury Note, 2.00%, 8/15/2025	10,645,000	11,536,935
U.S. Treasury Note, 1.625%, 5/15/2026	3,185,000	3,405,835

Total U.S. Treasury Notes
(Identified Cost $23,106,301)		23,365,249

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $29,502,355)		30,290,908

The accompanying notes are an integral part of the financial statements.

46

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES - 4.6%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A2, 3.561%, 7/15/2030	198,435	$195,715
CCG Receivables Trust, Series 2019-1, Class A2[2], 2.80%, 9/14/2026	637,336	641,254
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada)[2], 2.12%, 11/15/2029	197,549	195,612
Commonbond Student Loan Trust, Series 2019-AGS, Class A1[2], 2.54%, 1/25/2047	360,711	368,738
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A2, 2.01%, 2/15/2029	430,000	427,636
Invitation Homes Trust, Series 2017-SFR2, Class A2,11, (1 mo. LIBOR US + 0.850%), 1.601%, 12/17/2036	151,271	146,249
Invitation Homes Trust, Series 2017-SFR2, Class B2,11, (1 mo. LIBOR US + 1.150%), 1.901%, 12/17/2036	120,000	113,896
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[2], 2.82%, 2/15/2068	167,235	167,860
Navient Student Loan Trust, Series 2014-1, Class A3[11], (1 mo. LIBOR US + 0.510%), 0.997%, 6/25/2031	374,464	357,613
Nelnet Student Loan Trust, Series 2012-3A, Class A2,11, (1 mo. LIBOR US + 0.700%), 1.187%, 2/25/2045	386,292	364,228
Nelnet Student Loan Trust, Series 2013-5A, Class A2,11, (1 mo. LIBOR US + 0.630%), 1.117%, 1/25/2037	384,568	358,785
Oxford Finance Funding LLC, Series 2019-1A, Class A2[2], 4.459%, 2/15/2027	600,000	611,601
Oxford Finance Funding LLC, Series 2020-1A, Class A2[2], 3.101%, 2/15/2028	365,000	359,790
Progress Residential Trust, Series 2019-SFR2, Class A2, 3.147%, 5/17/2036	380,000	390,552
SMB Private Education Loan Trust, Series 2020-A, Class A2A2, 2.23%, 9/15/2037	490,000	478,822
SoFi Consumer Loan Program LLC, Series 2016-2, Class A2, 3.09%, 10/27/2025	34,906	34,639

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SoFi Consumer Loan Program Trust, Series 2019-2, Class A2, 3.01%, 4/25/2028	168,224	$168,318
SoFi Consumer Loan Program Trust, Series 2019-3, Class A2, 2.90%, 5/25/2028	231,921	230,952
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX2, 3.34%, 8/25/2047	400,000	403,672
SoFi Professional Loan Program Trust, Series 2018-C, Class A1FX2, 3.08%, 1/25/2048	224,366	224,615
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX2, 2.54%, 5/15/2046	315,000	312,312
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	43,843	43,845
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,12], 2.50%, 10/25/2056	267,006	265,970
Towd Point Mortgage Trust, Series 2017-1, Class A1[2,12], 2.75%, 10/25/2056	290,647	292,211
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,11], (1 mo. LIBOR US + 1.000%), 1.487%, 10/25/2048	256,086	252,828
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	309,971	310,631
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	298,669	303,574

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $8,063,222)		8,021,918

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4%

CIM Trust, Series 2019-INV1, Class A1[2,12], 4.00%, 2/25/2049	109,165	110,612
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,12], 2.50%, 5/25/2043	164,391	160,577
Credit Suisse Mortgage Capital Trust, Series 2014-IVR3, Class A1[2,12], 3.50%, 7/25/2044	283,149	287,221
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	218,488	226,326
Fannie Mae-Aces, Series 2017-M15, Class A1[12], 3.058%, 9/25/2027	375,161	406,396

The accompanying notes are an integral part of the financial statements.

47

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A2, 3.144%, 12/10/2036	410,000	$391,669
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[12], 1.433%, 12/25/2021	5,378,969	83,288
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	225,194	233,068
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	166,179	170,839
FREMF Mortgage Trust, Series 2014-K41, Class B2,12, 3.963%, 11/25/2047	485,000	507,999
FREMF Mortgage Trust, Series 2014-K715, Class B2,12, 4.111%, 2/25/2046	471,000	473,793
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	453,347	469,891
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A2,11, (1 mo. LIBOR US + 1.000%), 1.814%, 10/15/2036	425,000	400,275
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,12], 3.50%, 5/25/2043	92,904	95,406
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,12], 3.00%, 6/25/2029	151,307	153,219
JP Morgan Mortgage Trust, Series 2017-2, Class A3[2,12], 3.50%, 5/25/2047	595,088	605,717
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,12], 3.75%, 11/25/2054	103,132	105,294
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,12], 3.75%, 8/25/2055	160,159	163,476
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,12], 3.75%, 11/25/2056	170,358	173,692
PMT Loan Trust, Series 2013-J1, Class A9[2,12], 3.50%, 9/25/2043	336,871	346,941
Sequoia Mortgage Trust, Series 2013-2, Class A12, 1.874%, 2/25/2043	116,333	113,844
Sequoia Mortgage Trust, Series 2013-6, Class A2[12], 3.00%, 5/25/2043	285,526	291,785
Sequoia Mortgage Trust, Series 2013-8, Class A1[12], 3.00%, 6/25/2043	137,075	139,836

		PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust, Series 2020-1, Class A4[2,12], 3.50%, 2/25/2050		541,583	$545,592
Starwood Retail Property Trust, Series 2014-STAR, Class A2,11, (1 mo. LIBOR US + 1.470%), 2.284%, 11/15/2027		358,082	334,503
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A2,12, 2.86%, 4/25/2041		345,543	346,751
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,11, (1 mo. LIBOR US + 1.050%), 1.864%, 12/15/2033		345,000	316,758
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,12], 3.50%, 3/20/2045		44,737	44,664

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $7,664,735)			7,699,432

FOREIGN GOVERNMENT BONDS - 0.6%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	102,000	77,019
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	503,341
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	2,087,000	86,718
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	888,000	37,278
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	1,443,000	61,335
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	278,000	12,245
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		200,000	195,262

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,026,636)			973,198

U.S. GOVERNMENT AGENCIES - 4.8%

Mortgage-Backed Securities - 4.8%
Fannie Mae, Pool #888468, UMBS, 5.50%, 9/1/2021		8,354	8,465
Fannie Mae, Pool #888810, UMBS, 5.50%, 11/1/2022		9,337	9,467
Fannie Mae, Pool #MA1834, UMBS, 4.50%, 2/1/2034		177,918	195,575
Fannie Mae, Pool #MA3412, UMBS, 3.50%, 7/1/2038		511,383	539,600

The accompanying notes are an integral part of the financial statements.

48

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0207, UMBS, 6.00%, 10/1/2038	161,825	$186,780
Fannie Mae, Pool #AD0307, UMBS, 5.50%, 1/1/2039	103,403	118,134
Fannie Mae, Pool #MA0258, UMBS, 4.50%, 12/1/2039	133,567	148,320
Fannie Mae, Pool #AL0241, UMBS, 4.00%, 4/1/2041	246,463	269,757
Fannie Mae, Pool #AL1410, UMBS, 4.50%, 12/1/2041	320,286	355,119
Fannie Mae, Pool #AL7729, UMBS, 4.00%, 6/1/2043	198,260	216,862
Fannie Mae, Pool #AS4103, UMBS, 4.50%, 12/1/2044	192,498	212,256
Fannie Mae, Pool #BJ1323, UMBS, 3.50%, 11/1/2047	894,744	961,851
Fannie Mae, Pool #CA1720, UMBS, 5.00%, 5/1/2048	387,122	433,403
Fannie Mae, Pool #CA1922, UMBS, 5.00%, 6/1/2048	306,513	333,133
Fannie Mae, Pool #CA2056, UMBS, 4.50%, 7/1/2048	361,271	389,877
Fannie Mae, Pool #BK9366, UMBS, 4.50%, 8/1/2048	148,510	160,136
Fannie Mae, Pool #MA3527, UMBS, 5.00%, 11/1/2048	562,086	610,807
Fannie Mae, Pool #AL8674, 5.645%, 1/1/2049	398,723	463,966
Fannie Mae, Pool #MA3996, 2.50%, 4/1/2050	449,301	460,345
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	131,388	144,469
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	105,169	115,642
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	144,637	159,039
	PRINCIPAL AMOUNT3/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	141,632	$161,486
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	142,376	162,488
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	195,972	213,140
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	251,093	270,817
Freddie Mac, Pool #G61887, 5.00%, 2/1/2049	287,845	312,615
Freddie Mac, Pool #ZN4802, UMBS, 4.00%, 4/1/2049	667,230	711,124

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $7,996,118)		8,324,673

SHORT-TERM INVESTMENT - 0.6%

Dreyfus Government Cash Management, Institutional Shares, 0.17%[13]
(Identified Cost $1,034,349)	1,034,349	1,034,349

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Identified Cost $163,722,686)		173,315,772

TOTAL OPTIONS WRITTEN — (0.0%)**
(Premiums Received $20,760)		(20,195)

TOTAL INVESTMENTS - 99.8%		173,295,577
OTHER ASSETS, LESS LIABILITIES - 0.2%		335,769
NET ASSETS - 100%		$173,631,346

ADR - American Depositary Receipt
CAD - Canadian Dollar
IO - Interest only
LIBOR - London Interbank Offered Rate
MXN - Mexican Peso
UMBS - Uniform Mortgage-Backed Securities

The accompanying notes are an integral part of the financial statements.

49

Investment Portfolio - April 30, 2020

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
Amazon.com, Inc.	1	05/01/2020	$2,590.00	247	$(2,515)
Booking Holdings, Inc.	3	05/15/2020	1,510.00	444	(13,440)
Facebook, Inc. - Class A	20	05/01/2020	207.50	409	(2,200)
					(18,155)
Put
Charter Communications, Inc. - Class A	12	05/08/2020	460.00	594	(2,040)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN (PREMIUMS RECEIVED $20,760)					$(20,195)

*Non-income producing security.

** Less than (0.1%).

## Less than 0.1%.

1A portion of this security is designated as collateral for options contracts written. As of April 30, 2020, the total value of such securities was $4,483,939.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $16,367,028, or 9.4% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

3Amount is stated in USD unless otherwise noted.

4Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019 and March 26, 2020 at a cost of $14,156 ($94.38 per share) and cost of $4,725 ($10.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,500, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

5Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on November 28, 2017 at a cost of $30,300 ($101.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $525, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

6Illiquid security - This security was acquired on January 8, 2020 and February 5, 2020 at a cost of $14,841 ($98.94 per share) and cost of $4,662 ($93.25 per share), respectively. This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $2,000, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

7Issuer filed for bankruptcy and/or is in default of interest payments.

8Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2020. 9Security is perpetual in nature and has no stated maturity date.

10Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 6, 2018 at a cost of $30,726 ($102.42 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $3,075, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

11Floating rate security. Rate shown is the rate in effect as of April 30, 2020.

12Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2020.

13Rate shown is the current yield as of April 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

50

Statement of Assets and Liabilities - Blended Asset Extended Series

April 30, 2020 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $163,722,686) (Note 2)	$173,315,772
Foreign currency, at value (identified cost $31,453)	31,757
Receivable for securities sold	1,836,439
Interest receivable	474,567
Receivable for fund shares sold	92,090
Foreign tax reclaims receivable	75,869
Dividends receivable	51,128
Prepaid and other expenses	1,551

TOTAL ASSETS	175,879,173

LIABILITIES:

Accrued management fees (Note 3)	55,841
Accrued fund accounting and administration fees (Note 3)	23,533
Accrued Chief Compliance Officer service fees (Note 3)	956
Options written, at value (premiums received $20,760) (Note 2)	20,195
Payable for securities purchased	2,092,507
Other payables and accrued expenses	54,795

TOTAL LIABILITIES	2,247,827

TOTAL NET ASSETS	$173,631,346

NET ASSETS CONSIST OF:

Capital stock	$150,659
Additional paid-in-capital	158,601,930
Total distributable earnings (loss)	14,878,757

TOTAL NET ASSETS	$173,631,346

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE -
Class R6 ($173,631,346/15,065,949 shares)	$11.52

The accompanying notes are an integral part of the financial statements.

51

Statement of Operations - Blended Asset Extended Series

For the Six Months Ended April 30, 2020 (unaudited)

INVESTMENT INCOME:

Interest	$1,051,433
Dividends (net of foreign taxes withheld, $62,762)	682,945

Total Investment Income	1,734,378

EXPENSES:

Management fees (Note 3)	423,752
Fund accounting and administration fees (Note 3)	41,142
Directors’ fees (Note 3)	8,022
Chief Compliance Officer service fees (Note 3)	1,438
Custodian fees	19,179
Miscellaneous	52,092

Total Expenses	545,625
Less reduction of expenses (Note 3)	(79,499)

Net Expenses	466,126

NET INVESTMENT INCOME	1,268,252

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	6,559,406
Options written	183,165
Foreign currency and translation of other assets and liabilities	(15,502)

6,727,069

Net change in unrealized appreciation (depreciation) on-
Investments	(2,101,693)
Options written	25,972
Foreign currency and translation of other assets and liabilities	77

(2,075,644)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	4,651,425

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,919,677

The accompanying notes are an integral part of the financial statements.

52

Statements of Changes in Net Assets - Blended Asset Extended Series

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,268,252	$2,946,221
Net realized gain (loss) on investments and foreign currency	6,727,069	(1,153,352)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(2,075,644)	16,191,093

Net increase from operations	5,919,677	17,983,962

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class R6	(1,708,672)	(3,918,264)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	2,948,074	(52,399,797)

Net increase (decrease) in net assets	7,159,079	(38,334,099)

NET ASSETS:

Beginning of period	166,472,267	204,806,366

End of period	$173,631,346	$166,472,267

The accompanying notes are an integral part of the financial statements.

53

Financial Highlights - Blended Asset Extended Series - Class R6

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED		FOR THE PERIOD
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/13/17[1] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.23	$10.12	$10.31	$10.33
Income (loss) from investment operations:
Net investment income[2]	0.08	0.19	0.16	0.00	[3]
Net realized and unrealized gain (loss) on investments	0.33	1.13	(0.27)	(0.02)
Total from investment operations	0.41	1.32	(0.11)	(0.02)
Less distributions to shareholders:
From net investment income	(0.12)	(0.18)	(0.08)	—
From net realized gain on investments	—	(0.03)	—	—
Total distributions to shareholders	(0.12)	(0.21)	(0.08)	—
Net asset value - End of period	$11.52	$11.23	$10.12	$10.31
Net assets - End of period (000’s omitted)	$173,631	$166,472	$204,806	$206,179
Total return[4]	3.62%	13.29%	(1.06% )	(0.19%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[5]	0.55%	0.55%	0.55%[5]
Net investment income	1.50%[5]	1.77%	1.53%	0.61%[5]
Series portfolio turnover	70%	84%	99%	4%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.09%[5]	0.11%	0.07%	0.54%[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

54

Shareholder Expense Example - Blended Asset Maximum Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20*
Actual	$1,000.00	$994.20	$2.73
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.13	$2.77

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.55%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

55

Portfolio Composition - Blended Asset Maximum Series

As of April 30, 2020 (unaudited)

Asset Allocation[1]

[1] As a percentage of net assets.
[2] A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
[3] A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]
Consumer Discretionary	15.8%
Information Technology	14.4%
Communication Services	12.9%
Consumer Staples	10.3%
Health Care	10.0%
Financials	9.6%
Energy	6.5%
Real Estate	4.8%
Industrials	3.9%
Materials	2.3%
Utilities	0.1%

[4] Including common stocks and corporate bonds, as a percentage of total investments.
Top Ten Stock Holdings[5]
Micron Technology, Inc.	2.3%
The Coca-Cola Co.	2.2%
Cabot Oil & Gas Corp.	2.1%
Microsoft Corp.	2.1%
Mastercard, Inc. - Class A	2.0%
Mondelez International, Inc. - Class A	2.0%
Amazon.com, Inc.	1.9%
Booking Holdings, Inc.	1.9%
ServiceNow, Inc.	1.8%
Nexon Co. Ltd. (Japan)	1.8%

5 As a percentage of total investments.

56

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 86.2%

Communication Services - 11.9%
Entertainment - 5.9%
Activision Blizzard, Inc.	23,155	$1,475,668
Electronic Arts, Inc.*	16,935	1,934,993
Nexon Co. Ltd. (Japan)	134,174	2,166,372
Sea Ltd. - ADR (Taiwan)*	12,260	681,411
The Walt Disney Co.	7,475	808,421
		7,066,865

Interactive Media & Services - 4.0%
Alphabet, Inc. - Class A*	1,010	1,360,167
Alphabet, Inc. - Class C*	210	283,219
Auto Trader Group plc (United Kingdom)[1]	7,765	44,699
Facebook, Inc. - Class A*	6,020	1,232,354
Tencent Holdings Ltd. - Class H (China)	34,345	1,805,497
		4,725,936

Media - 2.0%
Charter Communications, Inc. - Class A*	1,575	779,987
Comcast Corp. - Class A	1,139	42,861
Quebecor, Inc. - Class B (Canada)	35,260	767,794
Shaw Communications, Inc. - Class B (Canada)	47,030	767,306
		2,357,948
Total Communication Services		14,150,749

Consumer Discretionary - 15.2%
Distributors - 0.0%##
Genuine Parts Co.	130	10,306

Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd. (Australia)	3,505	57,481
Hilton Worldwide Holdings, Inc.	195	14,763
Norwegian Cruise Line Holdings Ltd.*	14,490	237,636
Restaurant Brands International, Inc. (Canada)	1,755	86,522
Royal Caribbean Cruises Ltd.	3,875	181,234
Wyndham Hotels & Resorts, Inc.	475	17,912
		595,548

Household Durables - 1.2%
Garmin Ltd.	106	8,603
Nikon Corp. (Japan)	64,900	603,688
Sony Corp. - ADR (Japan)	12,335	792,524
Sony Corp. (Japan)	1,100	70,790
		1,475,605

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 5.3%
Alibaba Group Holding Ltd. - ADR (China)*	3,020	$612,063
Amazon.com, Inc.*	925	2,288,450
Booking Holdings, Inc.*	1,505	2,228,258
Expedia Group, Inc.	16,705	1,185,721
		6,314,492

Multiline Retail - 3.2%
B&M European Value Retail S.A. (United Kingdom)	16,350	68,374
Dollar General Corp.	11,950	2,094,835
Dollar Tree, Inc.*	20,215	1,610,529
		3,773,738

Specialty Retail - 2.0%
AutoZone, Inc.*	895	913,186
Best Buy Co., Inc.	190	14,579
Floor & Decor Holdings, Inc. - Class A*	15,060	638,544
The Home Depot, Inc.	345	75,841
Industria de Diseno Textil S.A. (Spain)	27,880	714,077
		2,356,227

Textiles, Apparel & Luxury Goods - 3.0%
adidas AG (Germany)	3,470	794,399
lululemon athletica, Inc.*	8,010	1,790,075
NIKE, Inc. - Class B	12,065	1,051,827
VF Corp.	261	15,164
		3,651,465
Total Consumer Discretionary		18,177,381

Consumer Staples - 10.3%
Beverages - 5.3%
Ambev S.A. - ADR (Brazil)	330,725	711,059
Anheuser-Busch InBev S.A./N.V. (Belgium)	18,835	877,151
The Coca-Cola Co.	57,815	2,653,130
Constellation Brands, Inc. - Class A	3,033	499,505
Diageo plc (United Kingdom)	23,940	824,246
Molson Coors Beverage Co. - Class B	181	7,423
PepsiCo, Inc.	5,580	738,178
		6,310,692

Food & Staples Retailing - 0.1%
The Kroger Co.	510	16,121
Sysco Corp.	281	15,812

The accompanying notes are an integral part of the financial statements.

57

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Walmart, Inc.	687	$83,505
		115,438

Food Products - 3.2%
Archer-Daniels-Midland Co.	341	12,665
Conagra Brands, Inc.	362	12,105
Danone S.A. (France)	1,685	117,440
General Mills, Inc.	416	24,914
The Hershey Co.	128	16,951
Hormel Foods Corp.	249	11,666
The J.M. Smucker Co.	94	10,802
Mondelez International, Inc. - Class A	46,232	2,378,174
Nestle S.A. (Switzerland)	12,015	1,272,509
Tyson Foods, Inc. - Class A	221	13,744
		3,870,970

Household Products - 0.1%
Colgate-Palmolive Co.	468	32,886
Kimberly-Clark Corp.	176	24,372
		57,258

Personal Products - 1.6%
Beiersdorf AG (Germany)	5,330	557,672
Unilever plc - ADR (United Kingdom)	26,795	1,389,857
		1,947,529
Total Consumer Staples		12,301,887

Energy - 5.8%
Energy Equipment & Services - 0.4%
Baker Hughes Co.	707	9,863
Schlumberger Ltd.	28,665	482,145
		492,008

Oil, Gas & Consumable Fuels - 5.4%
BP plc - ADR (United Kingdom)	765	18,207
Cabot Oil & Gas Corp.	117,175	2,533,324
Cameco Corp. (Canada)	9,935	98,953
Chevron Corp.	2,445	224,940
Concho Resources, Inc.	5,415	307,139
ConocoPhillips	13,778	580,054
EOG Resources, Inc.	19,808	941,078
Exxon Mobil Corp.	10,580	491,653
Marathon Petroleum Corp.	428	13,730
Pioneer Natural Resources Co.	3,555	317,497
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,530	208,764
TOTAL S.A. - ADR (France)	14,890	523,384

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Tourmaline Oil Corp. (Canada)	11,720	$116,194
Valero Energy Corp.	253	16,028
		6,390,945
Total Energy		6,882,953

Financials - 8.7%
Banks - 0.8%
Bank of America Corp.	2,502	60,173
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	2,330	51,283
Citigroup, Inc.	752	36,517
Fifth Third Bancorp	477	8,915
FinecoBank Banca Fineco S.p.A. (Italy)	55,095	613,850
JPMorgan Chase & Co.	827	79,194
The PNC Financial Services Group, Inc.	161	17,174
Regions Financial Corp.	712	7,654
Truist Financial Corp.	693	25,863
U.S. Bancorp	722	26,353
Wells Fargo & Co.	1,542	44,795
		971,771

Capital Markets - 6.2%
BlackRock, Inc.	3,130	1,571,385
Cboe Global Markets, Inc.	8,750	869,575
CME Group, Inc.	4,435	790,361
Deutsche Boerse AG (Germany)	7,475	1,158,917
Intercontinental Exchange, Inc.	9,300	831,885
Moody’s Corp.	4,380	1,068,282
S&P Global, Inc.	3,790	1,110,015
		7,400,420

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. - Class B*	9,265	1,735,890

Insurance - 0.2%
Admiral Group plc (United Kingdom)	5,580	162,827
The Allstate Corp.	168	17,089
Chubb Ltd.	201	21,710
Cincinnati Financial Corp.	93	6,119
The Hartford Financial Services Group, Inc.	245	9,308
The Travelers Companies, Inc.	136	13,765
		230,818
Total Financials		10,338,899

The accompanying notes are an integral part of the financial statements.

58

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care - 9.8%
Biotechnology - 2.2%
AbbVie, Inc.	572	$47,018
BioMarin Pharmaceutical, Inc.*	11,340	1,043,507
Gilead Sciences, Inc.	599	50,316
Incyte Corp.*	5,220	509,785
Seattle Genetics, Inc.*	3,600	494,028
Vertex Pharmaceuticals, Inc.*	2,130	535,056
		2,679,710

Health Care Equipment & Supplies - 2.7%
Alcon, Inc. (Switzerland)*	10,789	569,767
Boston Scientific Corp.*	13,040	488,739
Getinge AB - Class B (Sweden)	4,580	87,786
Intuitive Surgical, Inc.*	740	378,051
Medtronic plc	11,368	1,109,858
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	64,000	97,225
West Pharmaceutical Services, Inc.	2,510	475,043
		3,206,469

Health Care Providers & Services - 0.8%
Quest Diagnostics, Inc.	106	11,672
UnitedHealth Group, Inc.	3,015	881,797
		893,469

Life Sciences Tools & Services - 0.8%
Gerresheimer AG (Germany)	1,235	98,219
Thermo Fisher Scientific, Inc.	2,640	883,555
		981,774

Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	850	51,689
Eli Lilly & Co.	252	38,969
Johnson & Johnson	13,876	2,081,955
Merck & Co., Inc.	5,969	473,580
Novartis AG - ADR (Switzerland)	13,625	1,154,446
Perrigo Co. plc	1,540	82,082
Pfizer, Inc.	2,012	77,180
		3,959,901
Total Health Care		11,721,323

Industrials - 3.6%
Aerospace & Defense - 0.1%
Airbus SE (France)*	545	34,509
General Dynamics Corp.	139	18,156
Lockheed Martin Corp.	123	47,854
Raytheon Technologies Corp.	616	39,923
		140,442

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	128	$9,075

Airlines - 1.8%
easyJet plc (United Kingdom)	111,075	841,357
Ryanair Holdings plc - ADR (Ireland)*	20,575	1,305,895
		2,147,252

Building Products - 0.0%##
Johnson Controls International plc	539	15,690
Trane Technologies plc	123	10,753
		26,443

Commercial Services & Supplies - 0.5%
Bingo Industries Ltd. (Australia)	37,085	56,165
Copart, Inc.*	6,615	529,928
Waste Management, Inc.	230	23,005
		609,098

Electrical Equipment - 0.1%
Eaton Corp. plc	246	20,541
Emerson Electric Co.	382	21,785
Rockwell Automation, Inc.	74	14,022
		56,348

Industrial Conglomerates - 0.1%
3M Co.	252	38,284
Honeywell International, Inc.	294	41,719
		80,003

Machinery - 0.1%
Caterpillar, Inc.	261	30,375
Cummins, Inc.	103	16,840
Dover Corp.	84	7,867
Illinois Tool Works, Inc.	168	27,300
Parker-Hannifin Corp.	73	11,543
Stanley Black & Decker, Inc.	89	9,808
The Weir Group plc (United Kingdom)	4,630	55,331
		159,064

Road & Rail - 0.1%
Norfolk Southern Corp.	104	17,794
Union Pacific Corp.	279	44,581
		62,375

Trading Companies & Distributors - 0.7%
Brenntag AG (Germany)	18,370	831,760
Fastenal Co.	416	15,068

The accompanying notes are an integral part of the financial statements.

59

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES
		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors (continued)
WW Grainger, Inc.	30	$8,267
		855,095

Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	7,400	27,084
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	410	25,420
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	290	28,916
		81,420
Total Industrials		4,226,615

Information Technology - 14.4%
Communications Equipment - 0.1%
Cisco Systems, Inc.	1,447	61,324

IT Services - 7.3%
Accenture plc - Class A	4,687	867,986
Adyen N.V. (Netherlands)*[1]	40	39,503
Automatic Data Processing, Inc.	151	22,150
International Business Machines Corp.	365	45,829
Keywords Studios plc (Ireland)	1,285	25,743
Mastercard, Inc. - Class A	8,885	2,443,108
PayPal Holdings, Inc.*	16,845	2,071,935
Square, Inc. - Class A*	6,510	424,061
Switch, Inc. - Class A	988	16,964
Verra Mobility Corp.*	113,100	1,013,376
Visa, Inc. - Class A	9,925	1,773,796
		8,744,451

Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	158	17,317
Intel Corp.	1,340	80,373
KLA Corp.	103	16,901
Micron Technology, Inc.*	56,435	2,702,672
QUALCOMM, Inc.	365	28,715
Skyworks Solutions, Inc.	94	9,765
Texas Instruments, Inc.	390	45,267
Xilinx, Inc.	129	11,275
		2,912,285

Software - 4.6%
Microsoft Corp.	13,870	2,485,643
Oracle Corp.	778	41,211
salesforce.com, Inc.*	4,655	753,877
ServiceNow, Inc.*	6,185	2,174,275
		5,455,006

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	176	$7,704
Total Information Technology		17,180,770

Materials - 2.2%
Chemicals - 0.6%
Akzo Nobel N.V. (Netherlands)	858	65,114
FMC Corp.	5,935	545,426
International Flavors & Fragrances, Inc.	62	8,124
Linde plc (United Kingdom)	162	29,806
LyondellBasell Industries N.V. - Class A	244	14,140
PPG Industries, Inc.	119	10,809
		673,419

Containers & Packaging - 0.6%
Graphic Packaging Holding Co.	58,585	782,110

Metals & Mining - 1.0%
Freeport-McMoRan, Inc.	61,375	541,941
Lundin Mining Corp. (Chile)	10,770	52,769
Nucor Corp.	252	10,380
Southern Copper Corp. (Peru)	18,405	597,058
		1,202,148
Total Materials		2,657,677

Real Estate - 4.3%
Equity Real Estate Investment Trusts (REITS) - 4.3%
Acadia Realty Trust	750	9,293
Agree Realty Corp.	170	11,069
Alexandria Real Estate Equities, Inc.	110	17,280
American Campus Communities, Inc.	734	25,903
American Homes 4 Rent - Class A	1,090	26,313
American Tower Corp.	6,055	1,441,090
Americold Realty Trust	905	27,684
Apartment Investment & Management Co. - Class A	539	20,304
AvalonBay Communities, Inc.	225	36,664
Boston Properties, Inc.	124	12,050
Brandywine Realty Trust	1,170	13,057
Camden Property Trust	385	33,907
Community Healthcare Trust, Inc.	390	14,508
CoreSite Realty Corp.	75	9,089
Cousins Properties, Inc.	1,027	30,985
Crown Castle International Corp.	175	27,900
Digital Realty Trust, Inc.	344	51,425
Douglas Emmett, Inc.	690	21,038

The accompanying notes are an integral part of the financial statements.

60

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Duke Realty Corp.	712	$24,706
Equinix, Inc.	1,990	1,343,648
Equity LifeStyle Properties, Inc.	520	31,361
Equity Residential	425	27,650
Essex Property Trust, Inc.	64	15,622
Extra Space Storage, Inc.	90	7,942
First Industrial Realty Trust, Inc.	310	11,709
Getty Realty Corp.	355	9,642
Healthcare Realty Trust, Inc.	385	11,315
Healthcare Trust of America, Inc. - Class A	320	7,882
Healthpeak Properties, Inc.	945	24,702
Hibernia REIT plc (Ireland)	8,240	10,718
Host Hotels & Resorts, Inc.	615	7,571
Invitation Homes, Inc.	1,594	37,698
Jernigan Capital, Inc.	885	11,682
Kilroy Realty Corp.	554	34,492
Life Storage, Inc.	80	7,007
Mid-America Apartment Communities, Inc.	160	17,907
National Retail Properties, Inc.	305	9,955
Physicians Realty Trust	720	11,102
Prologis, Inc.	1,111	99,135
Public Storage	205	38,017
Realty Income Corp.	195	10,709
Rexford Industrial Realty, Inc.	430	17,510
SBA Communications Corp.	4,750	1,377,120
STAG Industrial, Inc.	410	10,762
STORE Capital Corp.	525	10,537
Sun Communities, Inc.	370	49,728
Sunstone Hotel Investors, Inc.	700	6,433
Terreno Realty Corp.	120	6,578
UDR, Inc.	362	13,564
Urban Edge Properties	875	10,062
Welltower, Inc.	480	24,590
Total Real Estate		5,168,615

TOTAL COMMON STOCKS
(Identified Cost $92,907,170)		102,806,869

CORPORATE BONDS - 4.4%

Non-Convertible Corporate Bonds - 4.4%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.5%
AT&T, Inc., 4.25%, 3/1/2027	210,000	231,428

	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., 5.25%, 3/16/2037	270,000	$359,640
		591,068
Interactive Media & Services - 0.2%
Tencent Holdings Ltd. (China)[1], 3.975%, 4/11/2029	160,000	180,009

Media - 0.4%
Altice Financing S.A. (Luxembourg) [1], 7.50%, 5/15/2026	10,000	10,425
CCO Holdings LLC - CCO Holdings Capital Corp.[1], 4.50%, 8/15/2030	10,000	10,128
Comcast Corp., 3.25%, 11/1/2039	170,000	185,215
Discovery Communications LLC, 5.20%, 9/20/2047	200,000	227,791
Townsquare Media, Inc.[1], 6.50%, 4/1/2023	10,000	8,841
		442,400
Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc., 7.00%, 8/15/2020	15,000	15,131
Sprint Corp., 7.25%, 9/15/2021	5,000	5,244
Sprint Corp., 7.125%, 6/15/2024	15,000	16,838
		37,213
Total Communication Services		1,250,690

Consumer Discretionary - 0.6%
Auto Components - 0.0%##
Techniplas LLC[1], 10.00%, 5/1/2020..	5,000	888

Automobiles - 0.0%##
Ford Motor Co., 9.625%, 4/22/2030..	10,000	9,963

Diversified Consumer Services - 0.0%##
Carriage Services, Inc.[1], 6.625%,
6/1/2026	10,000	9,861

Household Durables - 0.1%
Foxtrot Escrow Issuer LLC - Foxtrot
Escrow Corp.[1], 12.25%, 11/15/2026	15,000	12,375
LGI Homes, Inc.[1], 6.875%, 7/15/2026	20,000	18,625
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,000	4,850
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	10,000	9,004
		44,854

The accompanying notes are an integral part of the financial statements.

61

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	170,000	$184,715
Booking Holdings, Inc., 3.60%, 6/1/2026	170,000	177,648
Expedia Group, Inc.[1], 6.25%, 5/1/2025	105,000	107,079
Photo Holdings Merger Sub, Inc.[1], 8.50%, 10/1/2026	15,000	12,988
		482,430

Multiline Retail - 0.0%##
Staples, Inc.[1], 7.50%, 4/15/2026	10,000	7,900

Specialty Retail - 0.1%
The TJX Cos, Inc., 3.50%, 4/15/2025	110,000	118,630
Total Consumer Discretionary		674,526

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance Corp.[1], 8.625%, 10/15/2026	10,000	10,575

Energy - 0.7%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc.,
6.00%, 2/1/2028	15,000	7,706

Oil, Gas & Consumable Fuels - 0.7%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[1], 5.75%, 3/1/2027	10,000	7,400
Antero Midstream Partners LP - Antero Midstream Finance Corp.[1], 5.75%, 1/15/2028	5,000	3,675
Bruin E&P Partners LLC[3], 8.875%, 8/1/2023	20,000	500
Calumet Specialty Products Partners LP - Calumet Finance Corp.[1], 11.00%, 4/15/2025	10,000	7,750
Cheniere Energy Partners LP, 5.625%, 10/1/2026	20,000	19,112
CVR Energy, Inc.[1], 5.75%, 2/15/2028	10,000	8,455
Energy Transfer Operating LP, 6.50%, 2/1/2042	140,000	141,184
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	10,000	8,500

	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Jonah Energy LLC - Jonah Energy Finance Corp.[1], 7.25%, 10/15/2025	10,000	$175
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	170,000	202,680
Laredo Petroleum, Inc., 10.125%, 1/15/2028	10,000	4,074
Lonestar Resources America, Inc.[1], 11.25%, 1/1/2023	20,000	2,500
Moss Creek Resources Holdings, Inc.[1], 7.50%, 1/15/2026	5,000	1,675
NuStar Logistics LP, 6.75%, 2/1/2021	5,000	4,825
PBF Holding Co. LLC - PBF Finance Corp.[1], 6.00%, 2/15/2028	10,000	7,119
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	250,000	266,844
Whiting Petroleum Corp.[4,5], 5.75%, 3/15/2021	10,000	1,000
The Williams Companies, Inc., 3.75%, 6/15/2027	160,000	159,755
		847,223
Total Energy		854,929

Financials - 0.9%
Banks - 0.8%
Bank of America Corp., 4.00%, 1/22/2025	320,000	345,728
CIT Group, Inc., 4.125%, 3/9/2021	15,000	14,738
Citigroup, Inc., 4.45%, 9/29/2027	140,000	153,362
Fidelity & Guaranty Life Holdings, Inc.[1], 5.50%, 5/1/2025	15,000	15,844
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	160,000	173,191
Popular, Inc., 6.125%, 9/14/2023	10,000	9,625
Santander Holdings USA, Inc., 4.50%, 7/17/2025	210,000	216,255
		928,743
Capital Markets - 0.0%##
Advisor Group Holdings, Inc.[1], 10.75%, 8/1/2027	5,000	3,792
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	20,000	18,600
Oaktree Specialty Lending Corp., 3.50%, 2/25/2025	10,000	9,155
		31,547

The accompanying notes are an integral part of the financial statements.

62

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 0.1%
Credit Acceptance Corp.[1], 5.125%, 12/31/2024	5,000	$4,388
Discover Financial Services, 4.50%, 1/30/2026	10,000	10,399
Navient Corp., 5.00%, 10/26/2020	10,000	9,805
Navient Corp., 6.75%, 6/25/2025	15,000	13,875
SLM Corp., 5.125%, 4/5/2022	10,000	9,160
Springleaf Finance Corp., 7.125%, 3/15/2026	10,000	9,425
		57,052
Diversified Financial Services - 0.0%##
VistaJet Malta Finance plc - XO
Management Holding, Inc.
(Switzerland)[1], 10.50%, 6/1/2024	20,000	15,950

Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[1], 5.875%, 8/1/2021	15,000	13,275
Starwood Property Trust, Inc., 3.625%, 2/1/2021	15,000	14,100
		27,375
Thrifts & Mortgage Finance - 0.0%##
Acrisure LLC - Acrisure Finance, Inc.[1], 7.00%, 11/15/2025	5,000	4,425
Radian Group, Inc., 4.875%, 3/15/2027	20,000	17,541
		21,966
Total Financials		1,082,633

Health Care - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc., 4.125%, 6/15/2029	160,000	173,088

Industrials - 0.4%
Aerospace & Defense - 0.0%##
Howmet Aerospace, Inc., 6.875%, 5/1/2025	20,000	20,395

Air Freight & Logistics - 0.0%##
Cargo Aircraft Management, Inc.[1], 4.75%, 2/1/2028	15,000	14,006

Building Products - 0.0%##
Griffon Corp., 5.75%, 3/1/2028	10,000	9,525

Commercial Services & Supplies - 0.1%
The ADT Security Corp., 6.25%, 10/15/2021	5,000	5,142

	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC - Prime Finance, Inc.[1], 5.25%, 4/15/2024	10,000	$9,797
Prime Security Services Borrower LLC - Prime Finance, Inc.[1], 5.75%, 4/15/2026	10,000	9,853
Prime Security Services Borrower LLC - Prime Finance, Inc.[1], 6.25%, 1/15/2028	15,000	13,310
Stericycle, Inc.[1], 5.375%, 7/15/2024	10,000	10,029
		48,131

Construction & Engineering - 0.0%##
HC2 Holdings, Inc.[1], 11.50%, 12/1/2021	3,000	2,610
Tutor Perini Corp.[1], 6.875%, 5/1/2025	30,000	23,625
		26,235

Industrial Conglomerates - 0.1%
General Electric Co.[6,7], (3 mo. LIBOR US + 3.330%), 5.00%	110,000	90,131

Marine - 0.0%##
American Tanker, Inc. (Norway)[1], 9.25%, 2/22/2022	5,000	5,000

Trading Companies & Distributors - 0.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	110,000	96,805
Air Lease Corp., 3.25%, 3/1/2025	10,000	8,983
Avolon Holdings Funding Ltd. (Ireland)[1], 3.25%, 2/15/2027	140,000	108,349
Fortress Transportation & Infrastructure Investors LLC[1], 6.50%, 10/1/2025	15,000	12,300
		226,437
Total Industrials		439,860

Information Technology - 0.0%##
IT Services - 0.0%##
Science Applications International Corp.[1], 4.875%, 4/1/2028	10,000	9,793

Materials - 0.1%
Chemicals - 0.0%##
PolyOne Corp.[1], 5.75%, 5/15/2025	10,000	10,125

Containers & Packaging - 0.0%##
Berry Global, Inc.[1], 4.50%, 2/15/2026	10,000	9,871

The accompanying notes are an integral part of the financial statements.

63

Investment Portfolio - April 30, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging (continued)
Graphic Packaging International LLC, 4.75%, 4/15/2021	10,000	$10,066
		19,937

Metals & Mining - 0.1%
Compass Minerals International, Inc.[1], 6.75%, 12/1/2027	10,000	9,900
IAMGOLD Corp. (Canada)[1], 7.00%, 4/15/2025	25,000	25,197
Infrabuild Australia Pty Ltd. (Australia)[1], 12.00%, 10/1/2024	10,000	8,500
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	5,000	5,260
Mountain Province Diamonds, Inc. (Canada)[1], 8.00%, 12/15/2022	5,000	3,150
Northwest Acquisitions ULC - Dominion Finco, Inc.[1], 7.125%, 11/1/2022	10,000	1,025
		53,032
Total Materials		83,094

Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITS) - 0.4%
American Tower Corp., 3.80%, 8/15/2029	210,000	234,749
Crown Castle International Corp., 3.10%, 11/15/2029	230,000	245,486
HAT Holdings I LLC - HAT Holdings II LLC[1], 6.00%, 4/15/2025	20,000	20,000
Iron Mountain, Inc., 5.75%, 8/15/2024	10,000	9,825
		510,060

Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp.[1], 7.875%, 11/15/2025	10,000	9,662
Forestar Group, Inc.[1], 5.00%, 3/1/2028	15,000	13,088
		22,750
Total Real Estate		532,810

Utilities - 0.1%
Electric Utilities - 0.1%
Dominion Energy, Inc., 3.375%, 4/1/2030	110,000	119,601
NextEra Energy Operating Partners LP1, 4.25%, 7/15/2024	5,000	5,089
		124,690
	PRINCIPAL AMOUNT2/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers - 0.0%##
Vistra Operations Co. LLC[1], 5.625%, 2/15/2027	10,000	$10,525
Total Utilities		135,215

TOTAL CORPORATE BONDS
(Identified Cost $5,264,835)		5,247,213

U.S. TREASURY SECURITIES - 8.0%

U.S. Treasury Bonds - 0.5%
U.S. Treasury Bond, 3.00%, 5/15/2047 (Identified Cost $471,916)	445,000	621,870

U.S. Treasury Notes - 7.5%
U.S. Treasury Note, 2.50%, 5/15/2024	2,155,000	2,343,983
U.S. Treasury Note, 2.125%, 5/15/2025	2,110,000	2,294,130
U.S. Treasury Note, 2.00%, 8/15/2025	3,993,000	4,327,570

Total U.S. Treasury Notes
(Identified Cost $8,859,288)		8,965,683

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $9,331,204)		9,587,553

SHORT-TERM INVESTMENT - 1.4%

Dreyfus Government Cash Management, Institutional Shares, 0.17%[8] (Identified Cost $1,629,109)	1,629,109	1,629,109

TOTAL INVESTMENTS - 100.0%
(Identified Cost $109,132,318)		119,270,744
OTHER ASSETS, LESS LIABILITIES - 0.0%##		33,788
NET ASSETS - 100%		$119,304,532

ADR - American Depositary Receipt

LIBOR - London Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.

64

Investment Portfolio - April 30, 2020

(unaudited)

*Non-income producing security.

## Less than 0.1%.

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $915,123, or 0.8% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

2Amount is stated in USD unless otherwise noted.

3Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019 and March 26, 2020 at a cost of $4,719 ($94.38 per share) and cost of $1,575 ($10.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $500, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

4Illiquid security - This security was acquired on January 8, 2020 and February 5, 2020 at a cost of $4,947 ($98.94 per share) and cost of $4,662 ($93.25 per share), respectively. This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,000, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2020. 7Security is perpetual in nature and has no stated maturity date.

8Rate shown is the current yield as of April 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

65

Statement of Assets and Liabilities - Blended Asset Maximum Series

April 30, 2020 (unaudited)

ASSETS:

Investments, at value (identified cost $109,132,318) (Note 2)	$119,270,744
Foreign currency, at value (identified cost $29,206)	29,489
Interest receivable	128,676
Foreign tax reclaims receivable	55,092
Receivable for fund shares sold	48,131
Dividends receivable	37,699
Receivable for securities sold	23,264
Prepaid expenses	1,334

TOTAL ASSETS	119,594,429

LIABILITIES:

Accrued management fees (Note 3)	33,979
Accrued fund accounting and administration fees (Note 3)	18,036
Accrued Chief Compliance Officer service fees (Note 3)	956
Payable for securities purchased	165,005
Payable for fund shares repurchased	30,893
Audit fees payable	21,355
Other payables and accrued expenses	19,673

TOTAL LIABILITIES	289,897

TOTAL NET ASSETS	$119,304,532

NET ASSETS CONSIST OF:

Capital stock	$95,397
Additional paid-in-capital	111,557,163
Total distributable earnings (loss)	7,651,972

TOTAL NET ASSETS	$119,304,532

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R6 ($119,304,532/9,539,667 shares)	$12.51

The accompanying notes are an integral part of the financial statements.

66

Statement of Operations - Blended Asset Maximum Series

For the Six Months Ended April 30, 2020 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $37,670)	$731,654
Interest	193,419

Total Investment Income	925,073

EXPENSES:

Management fees (Note 3)	308,000
Fund accounting and administration fees (Note 3)	31,913
Directors’ fees (Note 3)	5,846
Chief Compliance Officer service fees (Note 3)	1,438
Audit fees	20,857
Custodian fees	17,227
Miscellaneous	24,669

Total Expenses	409,950
Less reduction of expenses (Note 3)	(71,150)

Net Expenses	338,800

NET INVESTMENT INCOME	586,273

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	271,817
Foreign currency and translation of other assets and liabilities	(11,895)

259,922

Net change in unrealized appreciation (depreciation) on-
Investments	(973,954)
Foreign currency and translation of other assets and liabilities	(48)

(974,002)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(714,080)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(127,807)

The accompanying notes are an integral part of the financial statements.

67

Statements of Changes in Net Assets - Blended Asset Maximum Series

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$586,273	$1,493,101
Net realized gain (loss) on investments and foreign currency	259,922	(2,014,005)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(974,002)	12,759,347

Net increase (decrease) from operations	(127,807)	12,238,443

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class R6	(811,236)	(8,597,011)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(7,265,125)	(17,429,148)

Net increase (decrease) in net assets	(8,204,168)	(13,787,716)

NET ASSETS:

Beginning of period	127,508,700	141,296,416

End of period	$119,304,532	$127,508,700

The accompanying notes are an integral part of the financial statements.

68

Financial Highlights - Blended Asset Maximum Series - Class R6

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED		FOR THE PERIOD 10/13/17[1] TO 10/31/17
		10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.66	$11.85	$11.60	$11.59
Income (loss) from investment operations:
Net investment income (loss)[2]	0.06	0.15	0.12	(0.00)[3]
Net realized and unrealized gain (loss) on investments	(0.13)	1.37	0.21	0.01
Total from investment operations	(0.07)	1.52	0.33	0.01
Less distributions to shareholders:
From net investment income	(0.08)	(0.13)	(0.07)	—
From net realized gain on investments	—	(0.58)	(0.01)	—
Total distributions to shareholders	(0.08)	(0.71)	(0.08)	—
Net asset value - End of period	$12.51	$12.66	$11.85	$11.60
Net assets - End of period (000’s omitted)	$119,305	$127,509	$141,296	$150,579
Total return[4]	(0.58%)	13.94%	2.77%	0.09%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[5]	0.55%	0.55%	0.55%[5]
Net investment income (loss)	0.95%[5]	1.25%	0.96%	0.11%[5]
Series portfolio turnover	56%	89%	85%	4%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.12%[5]	0.13%	0.10%	0.66%[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $(0.01).

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

69

Notes to Financial Statements

(unaudited)

1.	Organization

Blended Asset Conservative Series, Blended Asset Moderate Series, Blended Asset Extended Series and Blended Asset Maximum Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific objectives. The objectives are as follows: Blended Asset Conservative Series - primary objective is to provide current income and its secondary objectives are to provide preservation of capital and long-term growth of capital. Blended Asset Moderate Series - equal emphasis on long-term growth of capital and preservation of capital. Blended Asset Extended Series -primary objective is long-term growth of capital; secondary objective is preservation of capital. Blended Asset Maximum Series -primary objective is long-term growth of capital.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). The Series are offered exclusively to other funds managed by the Advisor. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2020, 8.9 billion shares have been designated in total among 31 series, of which 100 million have been designated in each of the Series for Class R6 common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively

70

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measure. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

	BLENDED ASSET CONSERVATIVE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$2,505,671	$1,791,824	$713,847	$—
Consumer Discretionary	2,429,998	2,127,352	302,646	—
Consumer Staples	2,876,947	2,303,225	573,722	—
Energy	1,381,730	1,381,730	—	—
Financials	2,124,095	2,124,095	—	—
Health Care	3,359,755	3,359,755	—	—
Industrials	1,986,092	1,839,143	146,949	—
Information Technology	3,906,436	3,906,436	—	—
Materials	554,552	554,552	—	—
Real Estate	2,169,572	2,154,463	15,109	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	22,989,214	—	22,989,214	—
Corporate debt:
Communication Services	3,540,777	—	3,540,777	—
Consumer Discretionary	2,222,614	—	2,222,614	—
Consumer Staples	617,823	—	617,823	—
Energy	2,409,094	—	2,409,094	—
Financials	3,258,995	—	3,258,995	—

71

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	BLENDED ASSET CONSERVATIVE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Health Care	$649,754	$—	$649,754	$—
Industrials	2,221,727	—	2,221,727	—
Information Technology	14,690	—	14,690	—
Materials	111,805	—	111,805	—
Real Estate	2,372,635	—	2,372,635	—
Utilities	428,259	—	428,259	—
Asset-backed securities	5,438,575	—	5,438,575	—
Commercial mortgage-backed securities	6,564,000	—	6,564,000	—
Foreign government bonds	1,294,338	—	1,294,338	—
Short-Term Investment	923,038	923,038	—	—
Total assets	78,352,186	22,465,613	55,886,573	—
Liabilities:
Other financial instruments*:
Equity contracts	(5,260)	(4,920)	(340)	—
Total liabilities	(5,260)	(4,920)	(340)	—
Total	$78,346,926	$22,460,693	$55,886,233	$—

	BLENDED ASSET MODERATE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$7,102,456	$4,665,310	$2,437,146	$—
Consumer Discretionary	6,233,721	5,133,868	1,099,853	—
Consumer Staples	5,690,594	3,619,005	2,071,589	—
Energy	4,032,646	4,032,646	—	—
Financials	3,311,417	3,033,528	277,889	—
Health Care	5,296,014	5,123,389	172,625	—
Industrials	2,142,558	1,548,703	593,855	—
Information Technology	7,531,702	7,488,782	42,920	—
Materials	1,361,206	1,313,395	47,811	—
Real Estate	3,552,078	3,534,901	17,177	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	32,468,233	—	32,468,233	—
Corporate debt:
Communication Services	3,840,498	—	3,840,498	—
Consumer Discretionary	2,211,724	—	2,211,724	—
Consumer Staples	639,130	—	639,130	—
Energy	2,531,812	—	2,531,812	—
Financials	3,246,586	—	3,246,586	—
Health Care	508,445	—	508,445	—
Industrials	2,101,950	—	2,101,950	—
Information Technology	24,483	—	24,483	—
Materials	157,039	—	157,039	—
Real Estate	1,520,668	—	1,520,668	—
Utilities	648,394	—	648,394	—
Asset-backed securities	6,504,991	—	6,504,991	—
Commercial mortgage-backed securities	6,462,715	—	6,462,715	—
Foreign government bonds	872,265	—	872,265	—

72

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	BLENDED ASSET MODERATE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Short-Term Investment	$2,474,492	$2,474,492	$—	$—
Total assets	112,467,817	41,968,019	70,499,798	—
Liabilities:
Other financial instruments*:
Equity contracts	(8,835)	(7,985)	(850)	—
Total liabilities	(8,835)	(7,985)	(850)	—
Total	$112,458,982	$41,960,034	$70,498,948	$—

	BLENDED ASSET EXTENDED SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$15,168,591	$9,734,468	$5,434,123	$—
Consumer Discretionary	13,241,802	10,969,007	2,272,795	—
Consumer Staples	12,157,562	7,457,997	4,699,565	—
Energy	8,331,839	8,331,839	—	—
Financials	6,816,938	6,223,077	593,861	—
Health Care	11,073,848	10,703,934	369,914	—
Industrials	4,334,782	3,176,366	1,158,416	—
Information Technology	15,758,040	15,660,952	97,088	—
Materials	2,847,436	2,747,185	100,251	—
Real Estate	7,325,146	7,289,368	35,778	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	38,615,581	—	38,615,581	—
Corporate debt:
Communication Services	4,408,953	—	4,408,953	—
Consumer Discretionary	2,610,282	—	2,610,282	—
Consumer Staples	26,438	—	26,438	—
Energy	2,806,174	—	2,806,174	—
Financials	3,916,053	—	3,916,053	—
Health Care	562,535	—	562,535	—
Industrials	2,556,396	—	2,556,396	—
Information Technology	34,276	—	34,276	—
Materials	243,185	—	243,185	—
Real Estate	2,054,392	—	2,054,392	—
Utilities	696,626	—	696,626	—
Asset-backed securities	8,021,918	—	8,021,918	—
Commercial mortgage-backed securities	7,699,432	—	7,699,432	—
Foreign government bonds	973,198	—	973,198	—
Short-Term Investment	1,034,349	1,034,349	—	—
Total assets	173,315,772	83,328,542	89,987,230	—

73

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	BLENDED ASSET EXTENDED SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Liabilities:
Other financial instruments*:
Equity contracts	$(20,195)	$(18,155)	$(2,040)	$—
Total liabilities	(20,195)	(18,155)	(2,040)	—
Total	$173,295,577	$83,310,387	$89,985,190	$—

	BLENDED ASSET MAXIMUM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$14,150,749	$10,134,181	$4,016,568	$—
Consumer Discretionary	18,177,381	15,868,572	2,308,809	—
Consumer Staples	12,301,887	8,652,869	3,649,018	—
Energy	6,882,953	6,882,953	—	—
Financials	10,338,899	8,403,305	1,935,594	—
Health Care	11,721,323	11,438,093	283,230	—
Industrials	4,226,615	2,407,493	1,819,122	—
Information Technology	17,180,770	17,115,524	65,246	—
Materials	2,657,677	2,592,563	65,114	—
Real Estate	5,168,615	5,157,897	10,718	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	9,587,553	—	9,587,553	—
Corporate debt:
Communication Services	1,250,690	—	1,250,690	—
Consumer Discretionary	674,526	—	674,526	—
Consumer Staples	10,575	—	10,575	—
Energy	854,929	—	854,929	—
Financials	1,082,633	—	1,082,633	—
Health Care	173,088	—	173,088	—
Industrials	439,860	—	439,860	—
Information Technology	9,793	—	9,793	—
Materials	83,094	—	83,094	—
Real Estate	532,810	—	532,810	—
Utilities	135,215	—	135,215	—
Short-Term Investment	1,629,109	1,629,109	—	—
Total assets	$119,270,744	$90,282,559	$28,988,185	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by any of the Blended Asset Series as of October 31, 2019 and April 30, 2020.

Other Market and Credit Risk

Certain debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. In July 2017, the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, suggesting that LIBOR may cease to be published after that time. Regulators and financial industry groups have begun planning for a transition to the use of a different benchmark, but there are

74

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other Market and Credit Risk (continued)

obstacles and a lack of global consensus, and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Series’ performance or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

Accounting Standards Update No. 2017-18

Accounting Standards Update No. 2017-18, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization of Purchased Callable Debt Securities” requires that the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices, be amortized to the earliest call date. The guidance was adopted by each series as of November 1, 2019 on a modified retrospective basis. The cost basis of the securities on November 1, 2019 has been decreased by $896, $1,081, $1,230 and $249 on Blended Asset Conservative Series, Blended Asset Moderate Series, Blended Asset Extended Series and Blended Asset Maximum Series, respectively. This change had no impact on total distributable earnings (loss) or the net asset value for any Class of any Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When a Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When a Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series

75

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When a Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

Each Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by a Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or a Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. The counterparty for the Series’ written options contracts outstanding during the six months ended April 30, 2020 is Pershing LLC, a BNY Mellon Company.

The following table presents the present value of derivatives held at April 30, 2020 as reflected on the Statement of Assets and Liabilities, and the effect of the derivative instruments on the Statement of Operations:

BLENDED ASSET CONSERVATIVE SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$(5,260)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written	$39,893
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$3,909

76

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

BLENDED ASSET MODERATE SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$(8,835)

STATEMENT OF OPERATIONS
		Realized Gain
		(Loss) on
Derivative	Location of Gain or (Loss) on Derivatives	Derivatives
Equity contracts	Net realized gain (loss) on options written	$80,249
		Unrealized
		Appreciation
	Location of Appreciation (Depreciation) on	(Depreciation)
Derivative	Derivatives	on Derivatives
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$11,918

BLENDED ASSET EXTENDED SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$(20,195)

STATEMENT OF OPERATIONS
		Realized Gain
		(Loss) on
Derivative	Location of Gain or (Loss) on Derivatives	Derivatives
Equity contracts	Net realized gain (loss) on options written	$183,165
		Unrealized
		Appreciation
	Location of Appreciation (Depreciation) on	(Depreciation)
Derivative	Derivatives	on Derivatives
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$25,972

The average month-end balances for the six months ended April 30, 2020, the period in which such derivatives were outstanding, were as follows:

	BLENDED ASSET	BLENDED ASSET	BLENDED ASSET
	CONSERVATIVE	MODERATE	EXTENDED
	SERIES	SERIES	SERIES
Options:
Average number of option contracts written	50	114	255
Average notional value of option contracts written	$431,631	$932,747	$2,097,989

Asset-Backed Securities

Each Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of

77

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities (continued)

a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Series may subsequently have to reinvest the proceeds at lower interest rates. If a Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

Each Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle a Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

Each Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining their net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on April 30, 2020.

In connection with their ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the

78

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. No such investments were held by the Series on April 30, 2020.

Interest Only Securities

The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may not fully recoup its initial investment in IOs.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote at the end of each applicable Series’ Investment Portfolio.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2020, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended October 31, 2017 and the years ended October 31, 2018 and October 31, 2019. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

79

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% for Blended Asset Conservative Term Series, 0.45% for Blended Asset Moderate Series, and 0.50% for Blended Asset Extended Series and Blended Asset Maximum Series, of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Advisor has contractually agreed to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT
Blended Asset Conservative Series	0.45%
Blended Asset Moderate Series	0.50%
Blended Asset Extended Series	0.55%
Blended Asset Maximum Series	0.55%

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Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

For the six months ended April 30, 2020, the Advisor waived the following amounts which are included as a reduction of expenses on the Statements of Operations:

SERIES/CLASS	WAIVER AMOUNT
Blended Asset Conservative Series Class R6	$75,787
Blended Asset Moderate Series Class R6	81,747
Blended Asset Extended Series Class R6	79,499
Blended Asset Maximum Series Class R6	71,150

The contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit the Series’ operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through their investments in other investment companies. The Advisor may receive from a Series the difference between the Series’ total direct annual fund operating expenses and the Series’ contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. For the six months ended April 30, 2020, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of April 30, 2020, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

SERIES/CLASS	EXPIRING OCTOBER 31,
	2022	2023
Blended Asset Conservative Series Class R6	$112,080	$75,787
Blended Asset Moderate Series Class R6	135,813	81,747
Blended Asset Extended Series Class R6	129,515	79,499
Blended Asset Maximum Series Class R6	108,804	71,150

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated February 13, 2020, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

81

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended April 30, 2020, purchases and sales of securities, including paydowns and other than short-term securities, were as follows:

	PURCHASES		SALES
SERIES	OTHER	GOVERNMENT	OTHER	GOVERNMENT
	ISSUERS		ISSUERS
Blended Asset Conservative Series	$27,589,941	$22,259,690	$17,531,879	$30,586,271
Blended Asset Moderate Series	45,449,052	36,276,996	25,871,394	38,343,836
Blended Asset Extended Series	73,837,768	48,341,885	54,082,390	62,339,516
Blended Asset Maximum Series	48,096,883	20,550,020	46,834,399	28,367,913

5.	Capital Stock Transactions

Transactions in Class R6 shares of each Series were:

BLENDED CONSERVATIVE	FOR THE SIX MONTHS		FOR THE YEAR
SERIES CLASS R6:	ENDED 4/30/20		ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	259,165	$2,976,628	988,490	$10,772,756
Repurchased	(371,159)	(4,250,946)	(5,987,749)	(63,006,339)
Total	(111,994)	$(1,274,318)	(4,999,259)	$(52,233,583)

BLENDED ASSET MODERATE	FOR THE SIX MONTHS		FOR THE YEAR
SERIES CLASS R6:	ENDED 4/30/20		ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,737,866	$20,485,914	2,049,197	$21,783,539
Repurchased	(586,265)	(6,762,602)	(4,805,589)	(49,928,608)
Total	1,151,601	$13,723,312	(2,756,392)	$(28,145,069)

BLENDED ASSET EXTENDED	FOR THE SIX MONTHS		FOR THE YEAR
SERIES CLASS R6:	ENDED 4/30/20		ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,181,329	$25,169,227	3,645,933	$37,740,778
Repurchased	(1,934,703)	(22,221,153)	(9,056,132)	(90,140,575)
Total	246,626	$2,948,074	(5,410,199)	$(52,399,797)

BLENDED ASSET MAXIMUM	FOR THE SIX MONTHS		FOR THE YEAR
SERIES CLASS R6:	ENDED 4/30/20		ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	992,124	$12,704,234	3,226,874	$37,659,088
Repurchased	(1,524,390)	(19,969,359)	(5,081,020)	(55,088,236)
Total	(532,266)	$(7,265,125)	(1,854,146)	$(17,429,148)

At April 30, 2020, the Target Income Series, another series of the Fund, owned 98.3% of Blended Asset Conservative Series. The Target 2020 Series and Target 2025 Series, other series of the Fund, owned 51.4%, and 48.7%, respectively, of Blended Asset Moderate Series. The Target 2025 Series, Target 2030 Series, Target 2035 Series, and Target 2040 Series, other series of the Fund, owned 10.3%, 47.0%, 22.5%, and 15.9%, respectively, of Blended Asset Extended Series. The Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series, Target 2055 and Target 2060 Series, other series of the Fund, owned 10.3%, 21.8%, 17.4%, 26.5%, 11.9%, and 12.1%, respectively, of Blended Asset Maximum Series. Investment activities of these shareholders may have a material effect on the respective Series.

82

Notes to Financial Statements (continued)

(unaudited)

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2020 unless extended or renewed. During the six months ended April 30, 2020, none of the Series borrowed under the line of credit.

7.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. At April 30, 2020, Blended Asset Conservative Series, Blended Asset Moderate Series and Blended Asset Extended Series invested in options contracts (equity risk).

The Series may invest in a loan assignment of all or a portion of the loans. A Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. At April 30, 2020, none of the Series held any loan assignments.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of the recognition on net investment income or gains and losses, including foreign currency gains and losses, losses deferred due to wash sales, investments in passive foreign investment companies (PFICs) and real estate investment trusts. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2019 were as follows:

	BLENDED ASSET CONSERVATIVE SERIES	BLENDED ASSET MODERATE SERIES	BLENDED ASSET EXTENDED SERIES	BLENDED ASSET MAXIMUM SERIES
Ordinary income	$2,530,275	$2,137,657	$3,918,264	$8,518,827
Long-term capital gains	—	—	—	78,184

83

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

At April 30, 2020, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	BLENDED ASSET	BLENDED ASSET	BLENDED ASSET	BLENDED ASSET
	CONSERVATIVE	MODERATE	EXTENDED	MAXIMUM
	SERIES	SERIES	SERIES	SERIES
Cost for federal income tax purposes	$76,274,993	$107,698,867	$164,512,688	$110,294,809
Unrealized appreciation	3,718,976	7,692,033	14,573,349	15,033,432
Unrealized depreciation	(1,647,043)	(2,931,918)	(5,790,460)	(6,057,497)
Net unrealized appreciation	$2,071,933	$4,760,115	$8,782,889	$8,975,935

At October 31, 2019, Blended Asset Conservative Series, Blended Asset Moderate Series, Blended Asset Extended Series and Blended Asset Maximum Series had net short-term capital loss carryforwards of $806,654, $0, $7,906 and $1,656,726 and long-term capital loss carryforwards of $734,995, $887,050, $1,581,128 and $868,737, respectively, which may be carried forward indefinitely.

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Funds performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds service providers and disrupt the Funds operations. Management of the Fund will continue to monitor the impact of COVID-19.

11.	Subsequent Events

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through June 17, 2020, the date the financial statements were issued, and the following item was noted:

In March of this year, William Manning, who is the co-founder of Manning & Napier, Inc. (“MN Inc.”), which is the ultimate parent company of the Advisor, delivered to the company an exchange notice under the terms of the exchange agreement (the “Exchange Agreement”) that was entered into at the time that MN Inc. became a public company in 2011. Pursuant to the Exchange Agreement, Mr. Manning was able to tender the entirety of his private interests in Manning & Napier Group, LLC (“MN Group”), the managing member of the Advisor, exchangeable for cash or shares of MN Inc. Class A common stock. On April 9, 2020, MN Inc. delivered to Mr. Manning a letter indicating that, as permitted under the Exchange Agreement, it would satisfy Mr. Manning’s exchange request by purchasing all of Mr. Manning’s private interests in MN Group (the “Transaction”). The Transaction, which settled on May 11, 2020, divested Mr. Manning’s entirely of his ownership interest in MN Group. Mr. Manning also served as the Chairman of the Board of Directors of MN Inc. through June 10, 2020 and did not stand for reelection.

The Transaction may be deemed to result in a change of control of the Advisor, under the 1940 Act, which results in the assignment and automatic termination of the investment advisory agreements pursuant to which the Advisor provides investment advisory services to the Series (the “Current Agreement”). At a meeting of the Board of Directors of the Advisor on April 22, 2020, the Board approved new investment advisory agreements for the Series (“New Agreement”), that require shareholder approval to take effect. Shareholders are being asked to approve the New Agreement through a proxy statement that was filed on May 15, 2020, which will enable the Advisor to continue to serve the Series. Terms of the New Agreement are the same as the Current Agreement, therefore there are no changes in fees paid to the Advisor.

84

Notes to Financial Statements (continued)

(unaudited)

11.	Subsequent Events (continued)

In relation to the termination of the Current Agreement, at a meeting of the Board of Directors of the Advisor on April 17, 2020, the Board approved an interim advisory agreement which became effective on May 11, 2020 with the closing of the Transaction, allowing the Advisor to continue to provide investment advisory services for each Series for up to 150 days between termination of the Current Agreement and shareholder approval of the New Agreement. Terms of the interim advisory agreement is the same as the Current Agreement, therefore there are no changes in fees paid to the Advisor.

85

Renewal of Investment Advisory Agreement
(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 21, 2019, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on October 25, 2019 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

●	The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

●	The Board considered the Advisor’s investments teams, including changes to the investment teams and investment team’s compensation during the past year, and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. Representatives of the Advisor discussed improved performance for many of the Series over the one- and three-year time periods ending September 30, 2019. The Board discussed with Representatives of the Advisor, performance challenges that continue to impact the three- and five-year performance of certain Fund’s strategies resulting from periods of underperformance in 2014 and 2016. After discussion, the Board acknowledged the improved short term performance of many of the Series and concluded that notwithstanding the performance challenges that continue to impact certain Series, the nature and quality of the investment management services provided by the Advisor to the Fund supported the renewal of the agreement.

●	The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. Representatives of the Advisor discussed the multi-year fee restructuring initiative which was completed by the Advisor on March 1, 2019 to increase the competitiveness of the Fund’s fees. The fee

86

Renewal of Investment Advisory Agreement
(unaudited)

restructuring project also resulted in a set of standardized share classes to help support the Fund’s distribution efforts across client types and varying intermediary distribution models.

●	The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 26 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

●	The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

●	The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. The Board acknowledged that the fee restructuring project completed on March 1, 2019 reduced the expense ratios for shareholders in many Series. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

●	The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

87

Liquidity Risk Management Program Disclosure
(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management across open-end investment companies and reduce the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Board of Directors (the “Board”), including a majority of Directors who are not interested persons, of Manning & Napier Fund, Inc. and each of its series (each “a Fund” or collectively, the “Funds”) met on February 13, 2020 (the “Meeting”) to review the Liquidity Risk Management Program (the “Program”) of the Funds, in accordance with the requirements of the Liquidity Rule. The Board appointed the Liquidity Risk Management Committee (the “Committee”), in conjunction with the Fund’s investment advisor, Manning & Napier Advisors, LLC (“MNA”), to administer the Program and review it no less than annually.

At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including an evaluation of any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Review Period”).

The Report described the Committee’s review of and conclusions around each factor that the Fund must consider to assess, manage and review its Liquidity Risk. Additionally, the Report discussed the Committee’s management of the Program, including an evaluation of the Program’s methodology for classifying each portfolio investment into one of four liquidity buckets. As part of this evaluation the Committee re-affirmed that each Fund operated as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the Report highlighted the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s 15% limit on a Fund’s acquisition of Illiquid Investments.

There were no material changes to the Program during the Review Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

88

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89

Literature Requests
(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNBLA-04/20-SAR

Manning & Napier Fund, Inc.

Target Income Series
Target 2015 Series
Target 2020 Series
Target 2025 Series
Target 2030 Series
Target 2035 Series
Target 2040 Series
Target 2045 Series
Target 2050 Series
Target 2055 Series
Target 2060 Series

Beginning on June 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The Actual lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a Class of the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the Hypothetical lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO[2]
Target Income
Actual (Class K)	$1,000.00	$1,007.50	$2.25	0.45%
Hypothetical[3]	$1,000.00	$1,022.63	$2.26	0.45%
Actual (Class R)	$1,000.00	$1,006.30	$3.49	0.70%
Hypothetical[3]	$1,000.00	$1,021.38	$3.52	0.70%
Actual (Class I)	$1,000.00	$1,009.10	$1.00	0.20%
Hypothetical[3]	$1,000.00	$1,023.87	$1.01	0.20%

 1

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2015
Actual (Class K)	$1,000.00	$1,010.30	$2.25	0.45%
Hypothetical[3]	$1,000.00	$1,022.63	$2.26	0.45%
Actual (Class R)	$1,000.00	$1,006.00	$3.49	0.70%
Hypothetical[3]	$1,000.00	$1,021.38	$3.52	0.70%
Actual (Class I)	$1,000.00	$1,011.50	$1.00	0.20%
Hypothetical[3]	$1,000.00	$1,023.87	$1.01	0.20%

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2020
Actual (Class K)	$1,000.00	$1,027.90	$2.27	0.45%
Hypothetical[3]	$1,000.00	$1,022.63	$2.26	0.45%
Actual (Class R)	$1,000.00	$1,027.10	$3.53	0.70%
Hypothetical[3]	$1,000.00	$1,021.38	$3.52	0.70%
Actual (Class I)	$1,000.00	$1,028.50	$1.01	0.20%
Hypothetical[3]	$1,000.00	$1,023.87	$1.01	0.20%

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2025
Actual (Class K)	$1,000.00	$1,031.00	$2.27	0.45%
Hypothetical[3]	$1,000.00	$1,022.63	$2.26	0.45%
Actual (Class R)	$1,000.00	$1,029.40	$3.53	0.70%
Hypothetical[3]	$1,000.00	$1,021.38	$3.52	0.70%
Actual (Class I)	$1,000.00	$1,032.30	$1.01	0.20%
Hypothetical[3]	$1,000.00	$1,023.87	$1.01	0.20%

 2

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2030
Actual (Class K)	$1,000.00	$1,035.80	$2.28	0.45%
Hypothetical[3]	$1,000.00	$1,022.63	$2.26	0.45%
Actual (Class R)	$1,000.00	$1,035.10	$3.54	0.70%
Hypothetical[3]	$1,000.00	$1,021.38	$3.52	0.70%
Actual (Class I)	$1,000.00	$1,037.20	$1.01	0.20%
Hypothetical[3]	$1,000.00	$1,023.87	$1.01	0.20%

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2035
Actual (Class K)	$1,000.00	$1,025.00	$2.27	0.45%
Hypothetical[3]	$1,000.00	$1,022.63	$2.26	0.45%
Actual (Class R)	$1,000.00	$1,024.40	$3.52	0.70%
Hypothetical[3]	$1,000.00	$1,021.38	$3.52	0.70%
Actual (Class I)	$1,000.00	$1,027.00	$1.01	0.20%
Hypothetical[3]	$1,000.00	$1,023.87	$1.01	0.20%

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2040
Actual (Class K)	$1,000.00	$1,015.10	$2.25	0.45%
Hypothetical[3]	$1,000.00	$1,022.63	$2.26	0.45%
Actual (Class R)	$1,000.00	$1,014.20	$3.51	0.70%
Hypothetical[3]	$1,000.00	$1,021.38	$3.52	0.70%
Actual (Class I)	$1,000.00	$1,016.80	$1.00	0.20%
Hypothetical[3]	$1,000.00	$1,023.87	$1.01	0.20%

 3

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2045
Actual (Class K)	$1,000.00	$1,004.80	$2.24	0.45%
Hypothetical[3]	$1,000.00	$1,022.63	$2.26	0.45%
Actual (Class R)	$1,000.00	$1,002.20	$3.48	0.70%
Hypothetical[3]	$1,000.00	$1,021.38	$3.52	0.70%
Actual (Class I)	$1,000.00	$1,005.50	$1.00	0.20%
Hypothetical[3]	$1,000.00	$1,023.87	$1.01	0.20%

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2050
Actual (Class K)	$1,000.00	$ 992.40	$2.23	0.45%
Hypothetical[3]	$1,000.00	$1,022.63	$2.26	0.45%
Actual (Class R)	$1,000.00	$ 990.30	$3.46	0.70%
Hypothetical[3]	$1,000.00	$1,021.38	$3.52	0.70%
Actual (Class I)	$1,000.00	$ 993.10	$0.99	0.20%
Hypothetical[3]	$1,000.00	$1,023.87	$1.01	0.20%

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2055
Actual (Class K)	$1,000.00	$ 991.70	$2.23	0.45%
Hypothetical[3]	$1,000.00	$1,022.63	$2.26	0.45%
Actual (Class R)	$1,000.00	$ 990.60	$3.46	0.70%
Hypothetical[3]	$1,000.00	$1,021.38	$3.52	0.70%
Actual (Class I)	$1,000.00	$ 992.70	$0.99	0.20%
Hypothetical[3]	$1,000.00	$1,023.87	$1.01	0.20%

 4

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2060
Actual (Class K)	$1,000.00	$ 991.80	$2.23	0.45%
Hypothetical[3]	$1,000.00	$1,022.63	$2.26	0.45%
Actual (Class R)	$1,000.00	$ 990.40	$3.46	0.70%
Hypothetical[3]	$1,000.00	$1,021.38	$3.52	0.70%
Actual (Class I)	$1,000.00	$ 992.40	$0.99	0.20%
Hypothetical[3]	$1,000.00	$1,023.87	$1.01	0.20%

1Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

2Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

3Assumes 5% annual return before expenses.

 5

Portfolio Composition as of April 30, 2020 - Asset Allocation1

(unaudited)

Target Income	Target 2015
Asset Allocation[1]	Asset Allocation[1]

Target 2020	Target 2025
Asset Allocation[1]	Asset Allocation[1]

Target 2030	Target 2035
Asset Allocation[1]	Asset Allocation[1]

* Less than 0.1%.

1 Represents portfolio composition of the underlying investment(s) for each Series as a percentage of net assets.

2 A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

 6

Portfolio Composition as of April 30, 2020 - Asset Allocation1

(unaudited)

Target 2040	Target 2045
Asset Allocation[1]	Asset Allocation[1]

Target 2050	Target 2055
Asset Allocation[1]	Asset Allocation[1]

Target 2060
Asset Allocation[1]

 1 Represents portfolio composition of the underlying investment(s) for each Series as a percentage of net assets.

 2 A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

 3 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

 7

Investment Portfolios - April 30, 2020

(unaudited)

		VALUE
TARGET INCOME SERIES	SHARES	(NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Blended Asset Conservative Series - Class R6	6,675,707	$76,637,121
TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $72,675,857)	76,637,121
LIABILITIES, LESS OTHER ASSETS - (0.1%)	(40,078)
NET ASSETS - 100%	$76,597,043

		VALUE
TARGET 2015 SERIES	SHARES	(NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 99.1%
Manning & Napier Blended Asset Conservative Series - Class R6	114,195	$1,310,958
TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $1,265,660)		1,310,958
OTHER ASSETS, LESS LIABILITIES - 0.9%		11,373
NET ASSETS - 100%		$1,322,331

		VALUE
TARGET 2020 SERIES	SHARES	(NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Blended Asset Moderate Series - Class R6	4,797,844	$56,470,626
TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $52,179,879)		56,470,626
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(32,147)
NET ASSETS - 100%		$56,438,479

The accompanying notes are an integral part of the financial statements.

 8

Investment Portfolios - April 30, 2020

(unaudited)

		VALUE
TARGET 2025 SERIES	SHARES	(NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Blended Asset Extended Series - Class R6	1,555,540	$17,935,373
Manning & Napier Blended Asset Moderate Series - Class R6	4,546,410	53,511,242
TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $66,347,686)		71,446,615
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(35,715)
NET ASSETS - 100%		$71,410,900

		VALUE
TARGET 2030 SERIES	SHARES	(NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Blended Asset Extended Series - Class R6	7,085,615	$81,697,137
TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $74,620,547)		81,697,137
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(3,801)
NET ASSETS - 100%		$81,693,336

## Less than (0.1%).

		VALUE
TARGET 2035 SERIES	SHARES	(NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Blended Asset Extended Series - Class R6	3,392,583	$39,116,487
Manning & Napier Blended Asset Maximum Series - Class R6	981,760	12,281,818
TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $47,869,554)		51,398,305
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(26,920)
NET ASSETS - 100%		$51,371,385

The accompanying notes are an integral part of the financial statements.

 9

Investment Portfolios - April 30, 2020

(unaudited)

		VALUE
TARGET 2040 SERIES	SHARES	(NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Blended Asset Extended Series - Class R6	2,397,445	$27,642,535
Manning & Napier Blended Asset Maximum Series - Class R6	2,079,449	26,013,905
TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $50,448,521)		53,656,440
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(38,036)
NET ASSETS - 100%		$53,618,404

		VALUE
TARGET 2045 SERIES	SHARES	(NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Blended Asset Extended Series - Class R6	634,766	$7,318,856
Manning & Napier Blended Asset Maximum Series - Class R6	1,655,067	20,704,886
TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $26,705,666)		28,023,742
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(8,400)
NET ASSETS - 100%		$28,015,342

## Less than (0.1%).

		VALUE
TARGET 2050 SERIES	SHARES	(NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Blended Asset Maximum Series - Class R6	2,528,777	$31,635,002
TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $30,300,628)		31,635,002
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(25,125)
NET ASSETS - 100%		$31,609,877

The accompanying notes are an integral part of the financial statements.

 10

Investment Portfolios - April 30, 2020

(unaudited)

		VALUE
TARGET 2055 SERIES	SHARES	(NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Blended Asset Maximum Series - Class R6	1,139,889	$14,260,015
TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $13,739,948)		14,260,015
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(5,628)
NET ASSETS - 100%		$14,254,387

## Less than (0.1%).

		VALUE
TARGET 2060 SERIES	SHARES	(NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.2%
Manning & Napier Blended Asset Maximum Series - Class R6	1,154,725	$14,445,604
TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $14,058,208)		14,445,604
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(32,164)
NET ASSETS - 100%		$14,413,440

The accompanying notes are an integral part of the financial statements.

 11

Statements of Assets and Liabilities
April 30, 2020 (unaudited)

	TARGET	TARGET	TARGET	TARGET	TARGET
	INCOME	2015	2020	2025	2030
ASSETS:
Total investments in Underlying Series:
At value*	$76,637,121	$1,310,958	$56,470,626	$71,446,615	$81,697,137
Receivable from Advisor (Note 3)	7,580	10,686	9,595	10,210	11,699
Receivable for shares of Underlying Series sold	16,281	178	41,677	2,653	2,883
Receivable for fund shares sold	1,528	27	1,744	8,342	88,863
Prepaid expenses	25,544	30,776	24,455	33,062	25,329
TOTAL ASSETS	76,688,054	1,352,625	56,548,097	71,500,882	81,825,911

LIABILITIES:
Accrued distribution and service (Rule 12b-1) fees (Note 3)	19,154	254	13,377	18,951	20,010
Accrued fund accounting and administration fees (Note 3)	10,628	10,224	10,515	10,580	10,636
Accrued sub-transfer agent fees (Note 3)	2,300	499	7,649	3,978	14,766
Accrued Chief Compliance Officer service fees (Note 3)	956	956	956	956	956
Accrued transfer agent fees	18,974	158	13,732	23,788	24,880
Payable for fund shares repurchased	15,531	7	41,747	21	138
Audit fees payable	12,267	12,693	12,391	12,308	12,252
Accrued printing and postage fees	6,682	1,171	5,032	6,493	7,221
Legal fees payable	4,061	4,018	4,049	4,056	4,062
Payable for shares of Underlying Series purchased	—	21	—	8,020	37,625
Other payables and accrued expenses	458	293	170	831	29
TOTAL LIABILITIES	91,011	30,294	109,618	89,982	132,575
TOTAL NET ASSETS	$76,597,043	$1,322,331	$56,438,479	$71,410,900	$81,693,336

NET ASSETS CONSIST OF:
Capital stock	73,654	1,119	54,957	54,142	77,136
Additional paid-in-capital	74,925,746	1,697,686	55,236,118	65,068,506	77,024,370
Total distributable earnings (loss)	1,597,643	(376,474)	1,147,404	6,288,252	4,591,830
TOTAL NET ASSETS	$76,597,043	$1,322,331	$56,438,479	$71,410,900	$81,693,336

Class K
Net Assets	$55,408,696	$1,238,891	$37,469,416	$44,798,183	$48,112,800
Shares Outstanding	5,306,873	104,821	3,635,183	3,397,892	4,530,970
Net Asset Value, Offering Price, and Redemption Price per share	$10.44	$11.82	$10.31	$13.18	$10.62
Class R
Net Assets	$19,830,214	$148	$14,894,533	$25,144,368	$26,527,227
Shares Outstanding	1,929,291	12	1,468,003	1,904,910	2,527,001
Net Asset Value, Offering Price, and Redemption Price per share	$10.28	$11.961	$10.15	$13.20	$10.50
Class I
Net Assets	$1,358,133	$83,292	$4,074,530	$1,468,349	$7,053,309
Shares Outstanding	129,222	7,023	392,493	111,356	655,596
Net Asset Value, Offering Price, and Redemption Price per share	$10.51	$11.86	$10.38	$13.19	$10.76

*At identified cost	$72,675,857	$1,265,660	$52,179,879	$66,347,686	$74,620,547

1 The net asset value of the Class R Shares of the Manning & Napier Target 2015 Series net asset value was calculated using unrounded net assets of $148.23 divided by the unrounded shares outstanding of 12.398.

The accompanying notes are an integral part of the financial statements.

 12

Statements of Assets and Liabilities
April 30, 2020 (unaudited)

	TARGET	TARGET	TARGET	TARGET	TARGET	TARGET
	2035	2040	2045	2050	2055	2060
ASSETS:
Total investments in Underlying Series:
At value*	$51,398,305	$53,656,440	$28,023,742	$31,635,002	$14,260,015	$14,445,604
Receivable from Advisor (Note 3)	12,789	14,207	14,680	15,511	15,503	18,859
Receivable for fund shares sold	49,510	28,133	13,930	4,240	11,025	5,827
Receivable for shares of Underlying Series sold	2,710	2,753	2,358	21,343	2,204	3,524
Prepaid expenses	33,193	25,967	31,690	26,162	33,139	10,436
TOTAL ASSETS	51,496,507	53,727,500	28,086,400	31,702,258	14,321,886	14,484,250

LIABILITIES:
Accrued distribution and service (Rule 12b-1) fees (Note 3)	14,099	13,440	7,790	7,767	3,915	4,233
Accrued fund accounting and administration fees (Note 3)	10,458	10,472	10,329	10,351	10,253	10,234
Accrued sub-transfer agent fees (Note 3)	3,790	9,839	2,699	7,495	1,863	470
Accrued Chief Compliance Officer service fees (Note 3)	956	956	956	956	956	956
Payable for shares of Underlying Series purchased	49,380	26,946	7,809	—	11,004	5,452
Accrued transfer agent fees	23,631	23,767	20,471	21,139	18,748	27,796
Audit fees payable	12,420	12,405	12,548	12,521	12,625	12,621
Accrued printing and postage fees	5,485	5,885	4,353	4,653	3,621	4,558
Legal fees payable	4,043	4,047	4,032	4,034	4,025	4,024
Payable for fund shares repurchased	31	508	39	22,989	20	—
Other payables and accrued expenses	829	831	32	476	469	466
TOTAL LIABILITIES	125,122	109,096	71,058	92,381	67,499	70,810
TOTAL NET ASSETS	$51,371,385	$53,618,404	$28,015,342	$31,609,877	$14,254,387	$14,413,440

NET ASSETS CONSIST OF:
Capital stock	37,428	51,405	20,764	30,000	10,866	12,004
Additional paid-in-capital	47,381,194	52,057,469	26,524,228	31,049,672	13,697,666	14,414,665
Total distributable earnings (loss)	3,952,763	1,509,530	1,470,350	530,205	545,855	(13,229)
TOTAL NET ASSETS	$51,371,385	$53,618,404	$28,015,342	$31,609,877	$14,254,387	$14,413,440

Class K
Net Assets	$29,346,114	$32,686,833	$13,725,592	$19,380,961	$7,021,326	$6,233,795
Shares Outstanding	2,139,738	3,124,318	1,012,520	1,830,417	531,542	517,391
Net Asset Value, Offering Price, and Redemption Price per share	$13.71	$10.46	$13.56	$10.59	$13.21	$12.05
Class R
Net Assets	$21,147,282	$18,043,609	$13,150,919	$10,336,158	$6,609,340	$7,836,393
Shares Outstanding	1,539,469	1,743,350	980,330	992,894	508,387	654,541
Net Asset Value, Offering Price, and Redemption Price per share	$13.74	$10.35	$13.41	$10.41	$13.00	$11.97
Class I
Net Assets	$877,989	$2,887,962	$1,138,831	$1,892,758	$623,721	$343,252
Shares Outstanding	63,549	272,810	83,545	176,691	46,641	28,451
Net Asset Value, Offering Price, and Redemption
Price per share	$13.82	$10.59	$13.63	$10.71	$13.37	$12.06

*At identified cost	$47,869,554	$50,448,521	$26,705,666	$30,300,628	$13,739,948	$14,058,208

The accompanying notes are an integral part of the financial statements.

 13

Statements of Operations
For the Six Months Ended April 30, 2020 (unaudited)

	TARGET	TARGET	TARGET	TARGET	TARGET
	INCOME	2015	2020	2025	2030
INVESTMENT INCOME:
Income distributions from Underlying Series	$1,175,379	$18,524	$670,997	$794,727	$787,900

EXPENSES:
Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	70,364	1,511	45,822	54,867	59,009
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	49,649	8	36,757	61,616	64,114
Fund accounting and administration fees (Note 3)	19,985	19,066	19,721	19,900	20,023
Directors’ fees (Note 3)	3,961	70	2,863	3,181	3,960
Sub-transfer agent fees (Note 3)	3,535	919	10,795	6,160	20,558
Chief Compliance Officer service fees (Note 3)	1,438	1,438	1,438	1,438	1,438
Transfer agent fees	30,703	286	21,781	37,749	40,031
Registration and filing fees	29,406	25,627	28,705	28,267	29,541
Audit fees	11,159	11,035	11,123	11,147	11,163
Legal fees	4,696	4,652	4,683	4,690	4,696
Custodian fees	1,186	1,984	2,045	2,178	2,054
Miscellaneous	12,470	2,929	9,693	12,261	13,838
Total Expenses	238,552	69,525	195,426	243,454	270,425
Less reduction of expenses (Note 3)	(41,200)	(66,711)	(57,281)	(57,034)	(67,154)
Net Expenses	197,352	2,814	138,145	186,420	203,271
NET INVESTMENT INCOME	978,027	15,710	532,852	608,307	584,629

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:
Net realized gain (loss) on Underlying Series	207,087	30,703	656,779	1,420,996	811,068
Net change in unrealized appreciation (depreciation) on
Underlying Series	(625,173)	(31,490)	326,371	24,240	1,316,981
NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	(418,086)	(787)	983,150	1,445,236	2,128,049
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$559,941	$14,923	$1,516,002	$2,053,543	$2,712,678

The accompanying notes are an integral part of the financial statements.

 14

Statements of Operations
For the Six Months Ended April 30, 2020 (unaudited)

	TARGET	TARGET	TARGET	TARGET	TARGET	TARGET
	2035	2040	2045	2050	2055	2060
INVESTMENT INCOME:
Income distributions from Underlying Series	$441,175	$417,279	$189,163	$200,526	$81,592	$86,546

EXPENSES:
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	50,910	44,171	31,709	25,397	16,090	18,824
Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	35,849	40,030	16,948	24,637	8,025	7,742
Fund accounting and administration fees (Note 3)	19,662	19,699	19,393	19,449	19,227	19,247
Sub-transfer agent fees (Note 3)	5,565	13,661	4,077	10,338	2,714	618
Directors’ fees (Note 3)	2,154	2,546	1,177	1,429	578	568
Chief Compliance Officer service fees (Note 3)	1,438	1,438	1,438	1,438	1,437	1,438
Transfer agent fees	37,975	38,723	33,220	34,618	30,629	47,272
Registration and filing fees	27,073	28,422	26,468	27,672	25,784	26,875
Audit fees	11,114	11,119	11,078	11,086	11,056	11,056
Legal fees	4,677	4,681	4,666	4,668	4,659	4,657
Custodian fees	2,179	2,180	2,181	1,193	1,193	1,193
Miscellaneous	10,816	11,534	8,790	9,422	7,613	9,459
Total Expenses	209,412	218,204	161,145	171,347	129,005	148,949
Less reduction of expenses (Note 3)	(72,826)	(81,191)	(85,254)	(89,428)	(91,479)	(108,301)
Net Expenses	136,586	137,013	75,891	81,919	37,526	40,648
NET INVESTMENT INCOME	304,589	280,266	113,272	118,607	44,066	45,898

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:
Net realized gain (loss) on Underlying Series	621,382	733,511	287,454	165,778	60,884	3,988
Net change in unrealized appreciation (depreciation) on Underlying Series	248,327	(309,800)	(319,426)	(633,648)	(311,711)	(203,227)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	869,709	423,711	(31,972)	(467,870)	(250,827)	(199,239)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,174,298	$703,977	$81,300	$(349,263)	$(206,761)	$(153,341)

The accompanying notes are an integral part of the financial statements.

 15

Statements of Changes in Net Assets

	TARGET INCOME		TARGET 2015
	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$978,027	$2,078,282	$15,710	$23,776
Net realized gain (loss) on Underlying Series	207,087	(2,085,634)	30,703	(11,330)
Net change in unrealized appreciation (depreciation) on Underlying Series	(625,173)	6,772,108	(31,490)	129,314

Net increase from operations	559,941	6,764,756	14,923	141,760

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):
Class K	(862,136)	(1,741,589)	(17,419)	(22,028)
Class R	(283,200)	(327,071)	(2)	(510)
Class I	(18,199)	(19,232)	(1,300)	(1,765)
Class R6	—	(82)	—	(89)

Total distributions to shareholders	(1,163,535)	(2,087,974)	(18,721)	(24,392)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(1,401,175)	(51,820,962)	59,083	(977,578)
Net increase (decrease) in net assets	(2,004,769)	(47,144,180)	55,285	(860,210)

NET ASSETS:

Beginning of period	78,601,812	125,745,992	1,267,046	2,127,256

End of period	$76,597,043	$78,601,812	$1,322,331	$1,267,046

The accompanying notes are an integral part of the financial statements.

 16

Statements of Changes in Net Assets

	TARGET 2020		TARGET 2025		TARGET 2030
	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$532,852	$1,278,558	$608,307	$802,817	$584,629	$1,326,318
Net realized gain (loss) on Underlying Series	656,779	(2,113,952)	1,420,996	(84,324)	811,068	(3,146,653)
Distributions of realized gains from Underlying Series	—	30,592	—	96,454	—	969,561
Net change in unrealized appreciation (depreciation) on Underlying Series	326,371	6,316,607	24,240	6,607,607	1,316,981	8,333,767
Net increase from operations	1,516,002	5,511,805	2,053,543	7,422,554	2,712,678	7,482,993

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):
Class K	(435,625)	(1,055,432)	(503,081)	(618,436)	(448,414)	(1,979,160)
Class R	(162,021)	(200,008)	(245,436)	(383,438)	(217,709)	(489,793)
Class I	(52,799)	(64,703)	(16,796)	(25,048)	(74,263)	(136,991)
Class R6	—	(72)	—	(84)	—	(109)

Total distributions to shareholders	(650,445)	(1,320,215)	(765,313)	(1,027,006)	(740,386)	(2,606,053)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(801,006)	(41,474,278)	1,289,010	3,071,326	888,198	(47,529,020)
Net increase (decrease) in net assets	64,551	(37,282,688)	2,577,240	9,466,874	2,860,490	(42,652,080)

NET ASSETS:

Beginning of period	56,373,928	93,656,616	68,833,660	59,366,786	78,832,846	121,484,926

End of period	$56,438,479	$56,373,928	$71,410,900	$68,833,660	$81,693,336	$78,832,846

The accompanying notes are an integral part of the financial statements.

 17

Statements of Changes in Net Assets

	TARGET 2035		TARGET 2040		TARGET 2045
	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$304,589	$372,166	$280,266	$595,727	$113,272	$142,922
Net realized gain (loss) on Underlying Series	621,382	2,423	733,511	(2,362,947)	287,454	25,659
Distributions of realized gains from Underlying Series	—	734,436	—	2,287,894	—	900,730
Net change in unrealized appreciation (depreciation) on Underlying Series	248,327	4,007,487	(309,800)	3,995,878	(319,426)	1,812,688

Net increase from operations	1,174,298	5,116,512	703,977	4,516,552	81,300	2,881,999

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):
Class K	(312,078)	(786,478)	(240,386)	(3,764,757)	(148,205)	(691,460)
Class R	(194,898)	(596,100)	(112,598)	(1,068,704)	(125,143)	(660,963)
Class I	(9,091)	(26,322)	(25,418)	(189,141)	(11,204)	(50,249)
Class R6	—	(187)	—	(345)	—	(349)

Total distributions to shareholders	(516,067)	(1,409,087)	(378,402)	(5,022,947)	(284,552)	(1,403,021)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	2,789,188	6,902,408	1,449,522	(20,583,552)	1,935,368	4,293,821
Net increase (decrease) in net assets	3,447,419	10,609,833	1,775,097	(21,089,947)	1,732,116	5,772,799

NET ASSETS:

Beginning of period	47,923,966	37,314,133	51,843,307	72,933,254	26,283,226	20,510,427

End of period	$51,371,385	$47,923,966	$53,618,404	$51,843,307	$28,015,342	$26,283,226

The accompanying notes are an integral part of the financial statements.

 18

Statements of Changes in Net Assets

	TARGET 2050		TARGET 2055		TARGET 2060
	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$118,607	$202,985	$44,066	$59,057	$45,898	$69,124
Net realized gain (loss) on Underlying Series	165,778	(933,863)	60,884	70,602	3,988	(384,091)
Distributions of realized gains from Underlying Series	—	1,643,491	—	514,700	—	616,381
Net change in unrealized appreciation (depreciation) on Underlying Series	(633,648)	1,887,695	(311,711)	861,760	(203,227)	759,245

Net increase (decrease) from operations	(349,263)	2,800,308	(206,761)	1,506,119	(153,341)	1,060,659

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):
Class K	(114,574)	(2,139,439)	(75,449)	(304,231)	(36,596)	(402,474)
Class R	(47,917)	(752,168)	(74,135)	(339,226)	(34,572)	(280,280)
Class I	(12,212)	(172,886)	(6,271)	(23,522)	(2,064)	(9,914)
Class R6	—	(478)	—	(335)	—	(293)

Total distributions to shareholders	(174,703)	(3,064,971)	(155,855)	(667,314)	(73,232)	(692,961)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(47,033)	(584,682)	1,886,397	1,664,750	1,404,556	1,465,472
Net increase (decrease) in net assets	(570,999)	(849,345)	1,523,781	2,503,555	1,177,983	1,833,170
NET ASSETS:
Beginning of period	32,180,876	33,030,221	12,730,606	10,227,051	13,235,457	11,402,287

End of period	$31,609,877	$32,180,876	$14,254,387	$12,730,606	$14,413,440	$13,235,457

The accompanying notes are an integral part of the financial statements.

 19

Financial Highlights

TARGET INCOME SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.52	$9.73	$9.88	$9.39	$9.72	$10.84
Income (loss) from investment operations:
Net investment income[1,2]	0.13	0.27	0.06	0.14	0.17	0.15
Net realized and unrealized gain (loss) on investments	(0.05)	0.70	(0.15)	0.49	0.09	(0.29)
Total from investment operations	0.08	0.97	(0.09)	0.63	0.26	(0.14)
Less distributions to shareholders:
From net investment income	(0.16)	(0.18)	(0.06)	(0.14)	(0.17)	(0.28)
From net realized gain on investments	—	—	—	—	(0.42)	(0.70)
Total distributions to shareholders	(0.16)	(0.18)	(0.06)	(0.14)	(0.59)	(0.98)
Net asset value - End of period	$10.44	$10.52	$9.73	$9.88	$9.39	$9.72
Net assets - End of period (000’s omitted)	$55,409	$57,732	$105,986	$80,786	$64,297	$67,322
Total return[3]	0.75%	10.14%	(0.93% )	6.85%	2.97%	(1.38% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[4,5]	0.45%[5]	0.45%[5]	0.31%[6]	0.30%[7]	0.30%[8]
Net investment income[2]	2.59%[4]	2.72%	0.59%	1.45%	1.84%	1.54%
Series portfolio turnover[9]	3%	12%	9%	133%	6%	16%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.11%[4,5]	0.12%[5]	0.10%[5]	0.15%[6]	0.12%[7]	0.16%[8]

TARGET INCOME SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.36	$9.59	$9.76	$9.28	$9.61	$10.71
Income (loss) from investment operations:
Net investment income[1,2]	0.12	0.16	0.04	0.05	0.19	0.21
Net realized and unrealized gain (loss) on investments	(0.05)	0.77	(0.16)	0.56	0.04	(0.38)
Total from investment operations	0.07	0.93	(0.12)	0.61	0.23	(0.17)
Less distributions to shareholders:
From net investment income	(0.15)	(0.16)	(0.05)	(0.13)	(0.14)	(0.23)
From net realized gain on investments	—	—	—	—	(0.42)	(0.70)
Total distributions to shareholders	(0.15)	(0.16)	(0.05)	(0.13)	(0.56)	(0.93)
Net asset value - End of period	$10.28	$10.36	$9.59	$9.76	$9.28	$9.61
Net assets - End of period (000’s omitted)	$19,830	$19,779	$18,769	$9,910	$1,148	$2,468
Total return[3]	0.63%	9.87%	(1.21% )	6.68%	2.69%	(1.70% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[4,5]	0.70%[5]	0.70%[5]	0.55%[6]	0.55%[7]	0.55%[8]
Net investment income[2]	2.34%[4]	1.58%	0.37%	0.57%	2.07%	2.05%
Series portfolio turnover[9]	3%	12%	9%	133%	6%	16%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.10%[4,5]	0.09%[5]	0.00%[5]	0.15%[6]	0.12%[7]	0.16%[8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.67%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.68%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

 20

Financial Highlights

TARGET INCOME SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.58	$9.78	$9.92	$9.42	$9.75	$10.88
Income (loss) from investment operations:
Net investment income[1,2]	0.14	0.21	0.11	0.19	0.24	0.16
Net realized and unrealized gain (loss) on investments	(0.04)	0.78	(0.18)	0.48	0.04	(0.28)
Total from investment operations	0.10	0.99	(0.07)	0.67	0.28	(0.12)
Less distributions to shareholders:
From net investment income	(0.17)	(0.19)	(0.07)	(0.17)	(0.19)	(0.31)
From net realized gain on investments	—	—	—	—	(0.42)	(0.70)
Total distributions to shareholders	(0.17)	(0.19)	(0.07)	(0.17)	(0.61)	(1.01)
Net asset value - End of period	$10.51	$10.58	$9.78	$9.92	$9.42	$9.75
Net assets - End of period (000’s omitted)	$1,358	$1,091	$986	$8,260	$12,380	$26,000
Total return[3]	0.91%	10.36%	(0.70% )	7.20%	3.20%	(1.21% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[4,5]	0.20%[5]	0.20%[5]	0.06%[6]	0.05%[7]	0.05%[8]
Net investment income[2]	2.65%[4]	2.07%	1.10%	2.02%	2.61%	1.65%
Series portfolio turnover[9]	3%	12%	9%	133%	6%	16%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.22%[4,5]	0.24%[5]	0.16%[5]	0.15%[6]	0.12%[7]	0.16%[8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.67%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.68%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

 21

Financial Highlights

TARGET 2015 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.87	$10.95	$11.14	$10.49	$11.17	$12.07
Income (loss) from investment operations:
Net investment income[1,2]	0.14	0.19	0.05	0.12	0.11	0.12
Net realized and unrealized gain (loss) on investments	(0.02)	0.92	(0.18)	0.68	0.13	(0.35)
Total from investment operations	0.12	1.11	(0.13)	0.80	0.24	(0.23)
Less distributions to shareholders:
From net investment income	(0.17)	(0.19)	(0.06)	(0.15)	(0.12)	(0.28)
From net realized gain on investments	—	—	—	—	(0.80)	(0.39)
Total distributions to shareholders	(0.17)	(0.19)	(0.06)	(0.15)	(0.92)	(0.67)
Net asset value - End of period	$11.82	$11.87	$10.95	$11.14	$10.49	$11.17
Net assets - End of period (000’s omitted)	$1,239	$1,185	$1,802	$4,196	$3,274	$3,500
Total return[3]	1.03%	10.35%	(1.16% )	7.70%	2.58%	(2.04% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[4,5]	0.45%[5]	0.45%[5]	0.31%[6]	0.30%[7]	0.30%[8]
Net investment income[2]	2.42%[4]	1.66%	0.49%	1.11%	1.09%	1.01%
Series portfolio turnover[9]	36%	40%	46%	139%	49%	46%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	10.31%[4,5]	10.60%[5]	3.81%[5]	2.39%[6]	1.51%[7]	1.14%[8]

TARGET 2015 SERIES CLASS R	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)		10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.05		$11.08	$11.29	$10.51	$11.19	$12.09
Income (loss) from investment operations:
Net investment income (loss)[1,2]	(0.03)		0.30	0.03	0.13	0.09	0.12
Net realized and unrealized gain (loss) on investments	0.10		0.82	(0.20)	0.66	0.13	(0.39)
Total from investment operations	0.07		1.12	(0.17)	0.79	0.22	(0.27)
Less distributions to shareholders:
From net investment income	(0.16)		(0.15)	(0.04)	(0.01)	(0.10)	(0.24)
From net realized gain on investments	—		—	—	—	(0.80)	(0.39)
Total distributions to shareholders	(0.16)		(0.15)	(0.04)	(0.01)	(0.90)	(0.63)
Net asset value - End of period	$11.96		$12.05	$11.08	$11.29	$10.51	$11.19
Net assets - End of period (000’s omitted)	$—[10]		$—[10]	$38	$40	$802	$839
Total return[3]	0.60%		10.31%	(1.50% )	7.47%	2.34%	(2.37% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[4,5]		0.70%[5]	0.70%[5]	0.55%[6]	0.55%[7]	0.55%[8]
Net investment income (loss)[2]	(0.58%	)[4]	2.62%	0.28%	1.21%	0.86%	1.07%
Series portfolio turnover[9]	36%		40%	46%	139%	49%	46%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:

	10.17%[4,5]		10.62%[5]	3.80%[5]	2.39%[6]	1.51%[7]	1.14%[8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10 Amount rounds to less than $1,000.

The accompanying notes are an integral part of the financial statements.

 22

Financial Highlights

TARGET 2015 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.91	$10.99	$11.19	$10.53	$11.21	$12.11
Income (loss) from investment operations:
Net investment income[1,2]	0.16	0.21	0.09	0.20	0.16	0.15
Net realized and unrealized gain (loss) on investments	(0.02)	0.93	(0.19)	0.63	0.11	(0.35)
Total from investment operations	0.14	1.14	(0.10)	0.83	0.27	(0.20)
Less distributions to shareholders:
From net investment income	(0.19)	(0.22)	(0.10)	(0.17)	(0.15)	(0.31)
From net realized gain on investments	—	—	—	—	(0.80)	(0.39)
Total distributions to shareholders	(0.19)	(0.22)	(0.10)	(0.17)	(0.95)	(0.70)
Net asset value - End of period	$11.86	$11.91	$10.99	$11.19	$10.53	$11.21
Net assets - End of period (000’s omitted)	$83	$82	$283	$324	$2,657	$5,129
Total return[3]	1.15%	10.58%	(0.94% )	8.03%	2.85%	(1.78% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[4,5]	0.20%[5]	0.20%[5]	0.05%[6]	0.05%[7]	0.05%[8]
Net investment income[2]	2.70%[4]	1.80%	0.83%	1.88%	1.53%	1.28%
Series portfolio turnover[9]	36%	40%	46%	139%	49%	46%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	10.27%[4,5]	10.62%[5]	3.81%[5]	2.39%[6]	1.51%[7]	1.14%[8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

 23

Financial Highlights

TARGET 2020 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.15	$9.21	$9.40	$8.75	$9.45	$10.77
Income (loss) from investment operations:
Net investment income[1,2]	0.10	0.23	0.04	0.09	0.09	0.11
Net realized and unrealized gain (loss) on investments	0.18	0.85	(0.19)	0.68	0.12	(0.33)
Total from investment operations	0.28	1.08	(0.15)	0.77	0.21	(0.22)
Less distributions to shareholders:
From net investment income	(0.12)	(0.14)	(0.04)	(0.12)	(0.10)	(0.28)
From net realized gain on investments	—	—	—	—	(0.81)	(0.82)
Total distributions to shareholders	(0.12)	(0.14)	(0.04)	(0.12)	(0.91)	(1.10)
Net asset value - End of period	$10.31	$10.15	$9.21	$9.40	$8.75	$9.45
Net assets - End of period (000’s omitted)	$37,469	$37,418	$75,844	$70,632	$79,236	$80,006
Total return[3]	2.79%	11.93%	(1.58% )	8.91%	2.83%	(2.24% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[4,5]	0.45%[5]	0.45%[5]	0.31%[6]	0.30%[7]	0.30%[8]
Net investment income[2]	1.96%[4]	2.40%	0.44%	1.04%	1.08%	1.17%
Series portfolio turnover[9]	13%	17%	27%	118%	16%	42%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.21%[4,5]	0.22%[5]	0.14%[5]	0.09%[6]	0.06%[7]	0.04%[8]

TARGET 2020 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.99	$9.08	$9.28	$8.64	$9.34	$10.60
Income (loss) from investment operations:
Net investment income[1,2]	0.09	0.12	0.02	0.06	0.09	0.12
Net realized and unrealized gain (loss) on investments	0.18	0.92	(0.19)	0.68	0.09	(0.32)
Total from investment operations	0.27	1.04	(0.17)	0.74	0.18	(0.20)
Less distributions to shareholders:
From net investment income	(0.11)	(0.13)	(0.03)	(0.10)	(0.07)	(0.24)
From net realized gain on investments	—	—	—	—	(0.81)	(0.82)
Total distributions to shareholders	(0.11)	(0.13)	(0.03)	(0.10)	(0.88)	(1.06)
Net asset value - End of period	$10.15	$9.99	$9.08	$9.28	$8.64	$9.34
Net assets - End of period (000’s omitted)	$14,895	$14,937	$13,814	$10,851	$4,553	$8,193
Total return[3]	2.71%	11.59%	(1.85% )	8.69%	2.56%	(2.13% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[4,5]	0.70%[5]	0.70%[5]	0.56%[6]	0.55%[7]	0.55%[8]
Net investment income[2]	1.73%[4]	1.22%	0.17%	0.63%	1.04%	1.24%
Series portfolio turnover[9]	13%	17%	27%	118%	16%	42%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.18%[4,5]	0.17%[5]	0.04%[5]	0.09%[6]	0.06%[7]	0.04%[8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

 24

Financial Highlights

TARGET 2020 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.22	$9.26	$9.45	$8.79	$9.50	$10.81
Income (loss) from investment operations:
Net investment income[1,2]	0.11	0.17	0.08	0.13	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.18	0.95	(0.21)	0.67	0.09	(0.31)
Total from investment operations	0.29	1.12	(0.13)	0.80	0.22	(0.18)
Less distributions to shareholders:
From net investment income	(0.13)	(0.16)	(0.06)	(0.14)	(0.12)	(0.31)
From net realized gain on investments	—	—	—	—	(0.81)	(0.82)
Total distributions to shareholders	(0.13)	(0.16)	(0.06)	(0.14)	(0.93)	(1.13)
Net asset value - End of period	$10.38	$10.22	$9.26	$9.45	$8.79	$9.50
Net assets - End of period (000’s omitted)	$4,075	$4,019	$3,994	$33,056	$46,194	$74,947
Total return[3]	2.85%	12.29%	(1.43% )	9.28%	2.97%	(1.87% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[4,5]	0.20%[5]	0.20%[5]	0.06%[6]	0.05%[7]	0.05%[8]
Net investment income[2]	2.19%[4]	1.74%	0.84%	1.44%	1.55%	1.33%
Series portfolio turnover[9]	13%	17%	27%	118%	16%	42%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.31%[4,5]	0.32%[5]	0.17%[5]	0.09%[6]	0.06%[7]	0.04%[8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

 25

Financial Highlights

TARGET 2025 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.93	$11.73	$11.97	$11.02	$11.82	$13.01
Income (loss) from investment operations:
Net investment income[1,2]	0.12	0.16	0.04	0.10	0.12	0.12
Net realized and unrealized gain (loss) on investments	0.28	1.25	(0.22)	1.01	0.15	(0.40)
Total from investment operations	0.40	1.41	(0.18)	1.11	0.27	(0.28)
Less distributions to shareholders:
From net investment income	(0.15)	(0.18)	(0.05)	(0.16)	(0.13)	(0.43)
From net realized gain on investments	(0.00)[3]	(0.03)	(0.01)	—	(0.94)	(0.48)
Total distributions to shareholders	(0.15)	(0.21)	(0.06)	(0.16)	(1.07)	(0.91)
Net asset value - End of period	$13.18	$12.93	$11.73	$11.97	$11.02	$11.82
Net assets - End of period (000’s omitted)	$44,798	$43,163	$34,659	$25,591	$13,381	$11,896
Total return[4]	3.10%	12.26%	(1.58% )	10.23%	2.86%	(2.31% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[5,6]	0.45%[6]	0.45%[6]	0.31%[7]	0.30%[8]	0.30%[9]
Net investment income[2]	1.83%[5]	1.31%	0.37%	0.86%	1.08%	1.01%
Series portfolio turnover[10]	19%	20%	25%	208%	51%	27%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.17%[5,6]	0.21%[6]	0.28%[6]	0.43%[7]	0.33%[8]	0.39%[9]

TARGET 2025 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.95	$11.75	$12.00	$11.05	$11.86	$13.02
Income (loss) from investment operations:
Net investment income[1,2]	0.10	0.14	0.02	0.04	0.09	0.13
Net realized and unrealized gain (loss) on investments	0.28	1.25	(0.23)	1.04	0.14	(0.43)
Total from investment operations	0.38	1.39	(0.21)	1.08	0.23	(0.30)
Less distributions to shareholders:
From net investment income	(0.13)	(0.16)	(0.03)	(0.13)	(0.10)	(0.38)
From net realized gain on investments	(0.00)[3]	(0.03)	(0.01)	—	(0.94)	(0.48)
Total distributions to shareholders	(0.13)	(0.19)	(0.04)	(0.13)	(1.04)	(0.86)
Net asset value - End of period	$13.20	$12.95	$11.75	$12.00	$11.05	$11.86
Net assets - End of period (000’s omitted)	$25,144	$24,305	$23,317	$12,693	$1,671	$2,101
Total return[4]	2.94%	11.99%	(1.78% )	9.94%	2.50%	(2.44% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[5,6]	0.70%[6]	0.70%[6]	0.55%[7]	0.55%[8]	0.55%[9]
Net investment income[2]	1.57%[5]	1.13%	0.16%	0.30%	0.87%	1.07%
Series portfolio turnover[10]	19%	20%	25%	208%	51%	27%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.15%[5,6]	0.20%[6]	0.24%[6]	0.43%[7]	0.33%[8]	0.39%[9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Less than $(0.01).

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

 26

Financial Highlights

TARGET 2025 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.93	$11.71	$11.94	$10.99	$11.80	$12.98
Income (loss) from investment operations:
Net investment income[1,2]	0.13	0.21	0.08	0.19	0.15	0.16
Net realized and unrealized gain (loss) on investments	0.29	1.24	(0.23)	0.95	0.14	(0.40)
Total from investment operations	0.42	1.45	(0.15)	1.14	0.29	(0.24)
Less distributions to shareholders:
From net investment income	(0.16)	(0.20)	(0.07)	(0.19)	(0.16)	(0.46)
From net realized gain on investments	(0.00)[3]	(0.03)	(0.01)	—	(0.94)	(0.48)
Total distributions to shareholders	(0.16)	(0.23)	(0.08)	(0.19)	(1.10)	(0.94)
Net asset value - End of period	$13.19	$12.93	$11.71	$11.94	$10.99	$11.80
Net assets - End of period (000’s omitted)	$1,468	$1,365	$1,386	$2,123	$15,384	$15,539
Total return[4]	3.23%	12.59%	(1.33% )	10.52%	3.04%	(2.00% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[5,6]	0.20%[6]	0.20%[6]	0.05%[7]	0.05%[8]	0.05%[9]
Net investment income[2]	2.07%[5]	1.74%	0.69%	1.71%	1.38%	1.29%
Series portfolio turnover[10]	19%	20%	25%	208%	51%	27%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.29%[5,6]	0.34%[6]	0.37%[6]	0.43%[7]	0.33%[8]	0.39%[9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Less than $(0.01).

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

 27

Financial Highlights

TARGET 2030 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.34	$9.40	$9.52	$8.59	$9.78	$11.52
Income (loss) from investment operations:
Net investment income[1,2]	0.08	0.19	0.03	0.08	0.08	0.11
Net realized and unrealized gain (loss) on investments	0.30	0.95	(0.12)	0.98	0.13	(0.34)
Total from investment operations	0.38	1.14	(0.09)	1.06	0.21	(0.23)
Less distributions to shareholders:
From net investment income	(0.10)	(0.18)	(0.03)	(0.13)	(0.09)	(0.44)
From net realized gain on investments	—	(0.02)	—	—	(1.31)	(1.07)
Total distributions to shareholders	(0.10)	(0.20)	(0.03)	(0.13)	(1.40)	(1.51)
Net asset value - End of period	$10.62	$10.34	$9.40	$9.52	$8.59	$9.78
Net assets - End of period (000’s omitted)	$48,113	$47,195	$93,346	$89,018	$79,527	$79,169
Total return[3]	3.68%	12.54%	(0.93% )	12.49%	3.12%	(2.33% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[4,5]	0.45%[5]	0.45%[5]	0.31%[6]	0.30%[7]	0.30%[7]
Net investment income[2]	1.53%[4]	1.91%	0.31%	0.89%	0.94%	1.11%
Series portfolio turnover[8]	11%	19%	29%	130%	22%	38%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.18%[4,5]	0.20%[5]	0.13%[5]	0.08%[6]	0.06%[7]	0.04%[7]

TARGET 2030 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.23	$9.30	$9.43	$8.51	$9.70	$11.37
Income (loss) from investment operations:
Net investment income[1,2]	0.06	0.09	0.01	0.05	0.07	0.10
Net realized and unrealized gain (loss) on investments	0.30	1.03	(0.12)	0.98	0.12	(0.30)
Total from investment operations	0.36	1.12	(0.11)	1.03	0.19	(0.20)
Less distributions to shareholders:
From net investment income	(0.09)	(0.17)	(0.02)	(0.11)	(0.07)	(0.40)
From net realized gain on investments	—	(0.02)	—	—	(1.31)	(1.07)
Total distributions to shareholders	(0.09)	(0.19)	(0.02)	(0.11)	(1.38)	(1.47)
Net asset value - End of period	$10.50	$10.23	$9.30	$9.43	$8.51	$9.70
Net assets - End of period (000’s omitted)	$26,527	$24,708	$22,413	$14,500	$7,832	$11,115
Total return[3]	3.51%	12.38%	(1.15% )	12.20%	2.85%	(2.11% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[4,5]	0.70%[5]	0.70%[5]	0.56%[6]	0.55%[7]	0.55%[7]
Net investment income[2]	1.25%[4]	0.92%	0.08%	0.59%	0.84%	0.95%
Series portfolio turnover[8]	11%	19%	29%	130%	22%	38%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.13%[4,5]	0.13%[5]	0.03%[5]	0.08%[6]	0.06%[7]	0.04%[7]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

 28

Financial Highlights

TARGET 2030 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.48	$9.51	$9.62	$8.68	$9.87	$11.61
Income (loss) from investment operations:
Net investment income[1,2]	0.09	0.14	0.06	0.12	0.12	0.12
Net realized and unrealized gain (loss) on investments	0.30	1.05	(0.12)	0.97	0.11	(0.32)
Total from investment operations	0.39	1.19	(0.06)	1.09	0.23	(0.20)
Less distributions to shareholders:
From net investment income	(0.11)	(0.20)	(0.05)	(0.15)	(0.11)	(0.47)
From net realized gain on investments	—	(0.02)	—	—	(1.31)	(1.07)
Total distributions to shareholders	(0.11)	(0.22)	(0.05)	(0.15)	(1.42)	(1.54)
Net asset value - End of period	$10.76	$10.48	$9.51	$9.62	$8.68	$9.87
Net assets - End of period (000’s omitted)	$7,053	$6,930	$5,721	$38,110	$53,551	$75,870
Total return[3]	3.72%	12.94%	(0.65% )	12.76%	3.38%	(2.02% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[4,5]	0.20%[5]	0.20%[5]	0.06%[6]	0.05%[7]	0.05%[7]
Net investment income[2]	1.74%[4]	1.39%	0.66%	1.30%	1.36%	1.22%
Series portfolio turnover[8]	11%	19%	29%	130%	22%	38%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.26%[4,5]	0.27%[5]	0.15%[5]	0.08%[6]	0.06%[7]	0.04%[7]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

 29

Financial Highlights

TARGET 2035 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.52	$12.46	$12.66	$11.30	$12.32	$13.71
Income (loss) from investment operations:
Net investment income[1,2]	0.09	0.12	0.03	0.08	0.08	0.11
Net realized and unrealized gain (loss) on investments	0.25	1.40	(0.03)	1.50	0.21	(0.38)
Total from investment operations	0.34	1.52	— [3]	1.58	0.29	(0.27)
Less distributions to shareholders:
From net investment income	(0.12)	(0.36)	(0.04)	(0.15)	(0.10)	(0.61)
From net realized gain on investments	(0.03)	(0.10)	(0.16)	(0.07)	(1.21)	(0.51)
Total distributions to shareholders	(0.15)	(0.46)	(0.20)	(0.22)	(1.31)	(1.12)
Net asset value - End of period	$13.71	$13.52	$12.46	$12.66	$11.30	$12.32
Net assets - End of period (000’s omitted)	$29,346	$27,945	$20,918	$18,235	$11,745	$8,979
Total return[4]	2.50%	12.89%	(0.01% )	14.32%	3.13%	(2.20% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[5,6]	0.45%[6]	0.45%[6]	0.31%[7]	0.30%[8]	0.30%[8]
Net investment income[2]	1.32%[5]	0.97%	0.23%	0.67%	0.71%	0.86%
Series portfolio turnover[9]	10%	14%	32%	173%	22%	26%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.30%[5,6]	0.41%[6]	0.49%[6]	0.54%[7]	0.43%[8]	0.52%[8]

TARGET 2035 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.54	$12.49	$12.70	$11.33	$12.34	$13.72
Income (loss) from investment operations:
Net investment income[1,2]	0.07	0.10	— [3]	0.03	0.06	0.08
Net realized and unrealized gain (loss) on investments	0.26	1.39	(0.02)	1.52	0.21	(0.38)
Total from investment operations	0.33	1.49	(0.02)	1.55	0.27	(0.30)
Less distributions to shareholders:
From net investment income	(0.10)	(0.34)	(0.03)	(0.11)	(0.07)	(0.57)
From net realized gain on investments	(0.03)	(0.10)	(0.16)	(0.07)	(1.21)	(0.51)
Total distributions to shareholders	(0.13)	(0.44)	(0.19)	(0.18)	(1.28)	(1.08)
Net asset value - End of period	$13.74	$13.54	$12.49	$12.70	$11.33	$12.34
Net assets - End of period (000’s omitted)	$21,147	$19,217	$15,631	$7,112	$2,057	$2,337
Total return[4]	2.44%	12.56%	(0.18% )	13.96%	2.92%	(2.44% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[5,6]	0.70%[6]	0.70%[6]	0.55%[7]	0.55%[8]	0.55%[8]
Net investment income[2]	1.07%[5]	0.74%	0.01%	0.23%	0.50%	0.66%
Series portfolio turnover[9]	10%	14%	32%	173%	22%	26%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.27%[5,6]	0.38%[6]	0.43%[6]	0.54%[7]	0.43%[8]	0.52%[8]

\

1 Calculated based on average shares outstanding during the periods.

2 Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3 Less than $0.01.

4 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5 Annualized.

6 Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7 Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

8 Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9 Reflects activity of the Series and does not include the activity of the Underlying Series.

10 Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

The accompanying notes are an integral part of the financial statements.

 30

Financial Highlights

TARGET 2035 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.61	$12.52	$12.71	$11.35	$12.36	$13.75
Income (loss) from investment operations:
Net investment income[1,2]	0.11	0.16	0.07	0.16	0.11	0.14
Net realized and unrealized gain (loss) on investments	0.26	1.41	(0.04)	1.45	0.21	(0.38)
Total from investment operations	0.37	1.57	0.03	1.61	0.32	(0.24)
Less distributions to shareholders:
From net investment income	(0.13)	(0.38)	(0.06)	(0.18)	(0.12)	(0.64)
From net realized gain on investments	(0.03)	(0.10)	(0.16)	(0.07)	(1.21)	(0.51)
Total distributions to shareholders	(0.16)	(0.48)	(0.22)	(0.25)	(1.33)	(1.15)
Net asset value - End of period	$13.82	$13.61	$12.52	$12.71	$11.35	$12.36
Net assets - End of period (000’s omitted)	$878	$762	$760	$964	$11,455	$10,993
Total return[3]	2.70%	13.20%	0.27%	14.53%	3.45%	(1.98% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[4,5]	0.20%[5]	0.20%[5]	0.05%[6]	0.05%[7]	0.05%[7]
Net investment income[2]	1.59%[4]	1.24%	0.54%	1.37%	1.01%	1.07%
Series portfolio turnover[8]	10%	14%	32%	173%	22%	26%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.39%[4,5]	0.52%[5]	0.56%[5]	0.54%[6]	0.43%[7]	0.52%[7]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

 31

Financial Highlights

TARGET 2040 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.38	$9.90	$10.01	$8.73	$10.13	$12.50
Income (loss) from investment operations:
Net investment income[1,2]	0.06	0.13	0.02	0.05	0.05	0.09
Net realized and unrealized gain (loss) on investments	0.10	1.03	0.08	1.34	0.16	(0.32)
Total from investment operations	0.16	1.16	0.10	1.39	0.21	(0.23)
Less distributions to shareholders:
From net investment income	(0.08)	(0.39)	(0.02)	(0.11)	(0.06)	(0.61)
From net realized gain on investments	—	(0.29)	(0.19)	—	(1.55)	(1.53)
Total distributions to shareholders	(0.08)	(0.68)	(0.21)	(0.11)	(1.61)	(2.14)
Net asset value - End of period	$10.46	$10.38	$9.90	$10.01	$8.73	$10.13
Net assets - End of period (000’s omitted)	$32,687	$31,637	$55,271	$52,397	$55,920	$51,931
Total return[3]	1.51%	12.90%	1.01%	16.08%	3.24%	(2.30% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[4,5]	0.45%[5]	0.45%[5]	0.31%[6]	0.30%[7]	0.30%7
Net investment income[2]	1.14%[4]	1.36%	0.19%	0.54%	0.57%	0.80%
Series portfolio turnover[8]	13%	24%	36%	127%	26%	45%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.32%[4,5]	0.36%[5]	0.22%[5]	0.14%[6]	0.10%[7]	0.08%[7]

TARGET 2040 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.27	$9.81	$9.93	$8.66	$10.06	$12.33
Income (loss) from investment operations:
Net investment income (loss)[1,2]	0.04	0.06	—[9]	0.02	0.03	0.07
Net realized and unrealized gain (loss) on investments	0.11	1.06	0.09	1.34	0.15	(0.24)
Total from investment operations	0.15	1.12	0.09	1.36	0.18	(0.17)
Less distributions to shareholders:
From net investment income	(0.07)	(0.37)	(0.02)	(0.09)	(0.03)	(0.57)
From net realized gain on investments	—	(0.29)	(0.19)	—	(1.55)	(1.53)
Total distributions to shareholders	(0.07)	(0.66)	(0.21)	(0.09)	(1.58)	(2.10)
Net asset value - End of period	$10.35	$10.27	$9.81	$9.93	$8.66	$10.06
Net assets - End of period (000’s omitted)	$18,044	$17,294	$14,956	$7,946	$4,653	$5,226
Total return[3]	1.42%	12.64%	0.82%	15.83%	2.94%	(1.91% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[4,5]	0.70%[5]	0.70%[5]	0.56%[6]	0.55%[7]	0.55%[7]
Net investment income (loss)[2]	0.87%[4]	0.62%	(0.05% )	0.25%	0.36%	0.62%
Series portfolio turnover[8]	13%	24%	36%	127%	26%	45%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.27%[4,5]	0.29%[5]	0.11%[5]	0.14%[6]	0.10%[7]	0.08%[7]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Reflects activity of the Series and does not include the activity of the Underlying Series.

9Less than $0.01.

The accompanying notes are an integral part of the financial statements.

 32

Financial Highlights

TARGET 2040 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.50	$10.00	$10.10	$8.81	$10.20	$12.58
Income (loss) from investment operations:
Net investment income[1,2]	0.07	0.11	0.06	0.09	0.09	0.10
Net realized and unrealized gain (loss) on investments	0.11	1.09	0.07	1.33	0.15	(0.30)
Total from investment operations	0.18	1.20	0.13	1.42	0.24	(0.20)
Less distributions to shareholders:
From net investment income	(0.09)	(0.41)	(0.04)	(0.13)	(0.08)	(0.65)
From net realized gain on investments	—	(0.29)	(0.19)	—	(1.55)	(1.53)
Total distributions to shareholders	(0.09)	(0.70)	(0.23)	(0.13)	(1.63)	(2.18)
Net asset value - End of period	$10.59	$10.50	$10.00	$10.10	$8.81	$10.20
Net assets - End of period (000’s omitted)	$2,888	$2,913	$2,701	$23,656	$27,895	$43,552
Total return[3]	1.68%	13.24%	1.26%	16.36%	3.60%	(2.08% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[4,5]	0.20%[5]	0.20%[5]	0.06%[6]	0.05%[7]	0.05%[7]
Net investment income[2]	1.36%[4]	1.13%	0.54%	0.91%	0.99%	0.96%
Series portfolio turnover[8]	13%	24%	36%	127%	26%	45%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.39%[4,5]	0.41%[5]	0.24%[5]	0.14%[6]	0.10%[7]	0.08%[7]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

 33

Financial Highlights

TARGET 2045 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.64	$12.96	$13.44	$11.69	$12.71	$14.32
Income (loss) from investment operations:
Net investment income[1,2]	0.06	0.09	0.01	0.05	0.04	0.08
Net realized and unrealized gain (loss) on investments	0.01	1.44	0.25	1.99	0.28	(0.34)
Total from investment operations	0.07	1.53	0.26	2.04	0.32	(0.26)
Less distributions to shareholders:
From net investment income	(0.09)	(0.63)	(0.03)	(0.13)	(0.06)	(0.77)
From net realized gain on investments	(0.06)	(0.22)	(0.71)	(0.16)	(1.28)	(0.58)
Total distributions to shareholders	(0.15)	(0.85)	(0.74)	(0.29)	(1.34)	(1.35)
Net asset value - End of period	$13.56	$13.64	$12.96	$13.44	$11.69	$12.71
Net assets - End of period (000’s omitted)	$13,726	$13,116	$10,367	$9,795	$6,793	$3,812
Total return[3]	0.48%	13.19%	1.93%	17.87%	3.26%	(2.10% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[4,5]	0.45%[5]	0.45%[5]	0.31%[6]	0.30%[7]	0.30%[8]
Net investment income[2]	0.94%[4]	0.73%	0.11%	0.43%	0.33%	0.58%
Series portfolio turnover[9]	9%	16%	43%	175%	26%	28%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.65%[4,5]	0.82%[5]	0.89%[5]	0.97%[6]	0.89%[7]	1.21%[8]

TARGET 2045 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.51	$12.85	$13.36	$11.62	$12.64	$14.25
Income (loss) from investment operations:
Net investment income (loss)[1,2]	0.05	0.06	(0.01)	0.01	0.02	0.05
Net realized and unrealized gain (loss) on investments	(0.01)	1.43	0.23	1.99	0.27	(0.35)
Total from investment operations	0.04	1.49	0.22	2.00	0.29	(0.30)
Less distributions to shareholders:
From net investment income	(0.08)	(0.61)	(0.02)	(0.10)	(0.03)	(0.73)
From net realized gain on investments	(0.06)	(0.22)	(0.71)	(0.16)	(1.28)	(0.58)
Total distributions to shareholders	(0.14)	(0.83)	(0.73)	(0.26)	(1.31)	(1.31)
Net asset value - End of period	$13.41	$13.51	$12.85	$13.36	$11.62	$12.64
Net assets - End of period (000’s omitted)	$13,151	$12,244	$9,384	$4,733	$1,731	$1,631
Total return[3]	0.22%	12.94%	1.64%	17.52%	3.04%	(2.41% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[4,5]	0.70%[5]	0.70%[5]	0.55%[6]	0.55%[7]	0.55%[8]
Net investment income (loss)[2]	0.69%[4]	0.47%	(0.10% )	0.10%	0.14%	0.36%
Series portfolio turnover[9]	9%	16%	43%	175%	26%	28%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.60%[4,5]	0.78%[5]	0.81%[5]	0.97%[6]	0.89%[7]	1.21%[8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

 34

Financial Highlights

TARGET 2045 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.71	$13.01	$13.48	$11.71	$12.73	$14.35
Income (loss) from investment operations:
Net investment income[1,2]	0.08	0.12	0.06	0.11	0.07	0.11
Net realized and unrealized gain (loss) on investments	(0.00)[3]	1.45	0.23	1.98	0.99	(0.35)
Total from investment operations	0.08	1.57	0.29	2.09	1.06	(0.24)
Less distributions to shareholders:
From net investment income	(0.10)	(0.65)	(0.05)	(0.16)	(0.80)	(0.80)
From net realized gain on investments	(0.06)	(0.22)	(0.71)	(0.16)	(1.28)	(0.58)
Total distributions to shareholders	(0.16)	(0.87)	(0.76)	(0.32)	(2.08)	(1.38)
Net asset value - End of period	$13.63	$13.71	$13.01	$13.48	$11.71	$12.73
Net assets - End of period (000’s omitted)	$1,139	$924	$754	$1,361	$5,548	$4,494
Total return[4]	0.55%	13.43%	2.13%	18.29%	3.49%	(1.92% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[5,6]	0.20%[6]	0.20%[6]	0.05%[7]	0.05%[8]	0.05%[9]
Net investment income[2]	1.15%[5]	0.96%	0.44%	0.90%	0.64%	0.86%
Series portfolio turnover[10]	9%	16%	43%	175%	26%	28%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.72%[5,6]	0.92%[6]	0.94%[6]	0.97%[7]	0.89%[8]	1.21%[9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Less than $(0.01).

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

 35

Financial Highlights

TARGET 2050 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.73	$10.48	$11.03	$9.41	$11.35	$13.73
Income (loss) from investment operations:
Net investment income[1,2]	0.04	0.09	0.01	0.04	0.04	0.09
Net realized and unrealized gain (loss) on investments	(0.12)	1.12	0.25	1.69	0.18	(0.32)
Total from investment operations	(0.08)	1.21	0.26	1.73	0.22	(0.23)
Less distributions to shareholders:
From net investment income	(0.06)	(0.57)	(0.02)	(0.11)	(0.04)	(0.72)
From net realized gain on investments	—	(0.39)	(0.79)	—	(2.12)	(1.43)
Total distributions to shareholders	(0.06)	(0.96)	(0.81)	(0.11)	(2.16)	(2.15)
Net asset value - End of period	$10.59	$10.73	$10.48	$11.03	$9.41	$11.35
Net assets - End of period (000’s omitted)	$19,381	$19,767	$23,353	$18,667	$14,874	$15,144
Total return[3]	(0.76% )	13.43%	2.32%	18.55%	3.43%	(2.15% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[4,5]	0.45%[5]	0.45%[5]	0.31%[6]	0.30%[7]	0.30%[7]
Net investment income[2]	0.82%[4]	0.87%	0.09%	0.39%	0.40%	0.72%
Series portfolio turnover[8]	9%	36%	40%	139%	31%	49%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.58%[4,5]	0.70%[5]	0.52%[5]	0.41%[6]	0.37%[7]	0.26%[7]

TARGET 2050 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.56	$10.34	$10.91	$9.30	$11.25	$13.60
Income (loss) from investment operations:
Net investment income (loss)[1,2]	0.03	0.04	(0.01)	0.01	0.01	0.06
Net realized and unrealized gain (loss) on investments	(0.13)	1.13	0.24	1.68	0.18	(0.29)
Total from investment operations	(0.10)	1.17	0.23	1.69	0.19	(0.23)
Less distributions to shareholders:
From net investment income	(0.05)	(0.56)	(0.01)	(0.08)	(0.02)	(0.69)
From net realized gain on investments	—	(0.39)	(0.79)	—	(2.12)	(1.43)
Total distributions to shareholders	(0.05)	(0.95)	(0.80)	(0.08)	(2.14)	(2.12)
Net asset value - End of period	$10.41	$10.56	$10.34	$10.91	$9.30	$11.25
Net assets - End of period (000’s omitted)	$10,336	$9,917	$7,813	$3,345	$2,433	$2,215
Total return[3]	(0.97% )	13.18%	2.07%	18.35%	3.09%	(2.17% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[4,5]	0.70%[5]	0.70%[5]	0.56%[6]	0.55%[7]	0.55%[7]
Net investment income (loss)[2]	0.54%[4]	0.37%	(0.14% )	0.07%	0.12%	0.54%
Series portfolio turnover[8]	9%	36%	40%	139%	31%	49%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.51%[4,5]	0.62%[5]	0.41%[5]	0.41%[6]	0.37%[7]	0.26%[7]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

8Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

 36

Financial Highlights

TARGET 2050 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.85	$10.58	$11.12	$9.48	$11.43	$13.82
Income (loss) from investment operations:
Net investment income[1,2]	0.05	0.09	0.05	0.07	0.07	0.10
Net realized and unrealized gain (loss) on investments	(0.12)	1.16	0.24	1.70	0.17	(0.29)
Total from investment operations	(0.07)	1.25	0.29	1.77	0.24	(0.19)
Less distributions to shareholders:
From net investment income	(0.07)	(0.59)	(0.04)	(0.13)	(0.07)	(0.77)
From net realized gain on investments	—	(0.39)	(0.79)	—	(2.12)	(1.43)
Total distributions to shareholders	(0.07)	(0.98)	(0.83)	(0.13)	(2.19)	(2.20)
Net asset value - End of period	$10.71	$10.85	$10.58	$11.12	$9.48	$11.43
Net assets - End of period (000’s omitted)	$1,893	$2,497	$1,859	$13,364	$12,928	$15,688
Total return[3]	(0.69% )	13.74%	2.53%	18.91%	3.61%	(1.82% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[4,5]	0.20%[5]	0.20%[5]	0.06%[6]	0.05%[7]	0.05%[7]
Net investment income[2]	0.99%[4]	0.87%	0.44%	0.71%	0.73%	0.84%
Series portfolio turnover[8]	9%	36%	40%	139%	31%	49%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.64%[4,5]	0.75%[5]	0.54%[5]	0.41%[6]	0.37%[7]	0.26%[7]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

8Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

 37

Financial Highlights

TARGET 2055 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.48	$12.73	$13.57	$11.70	$12.56	$13.94
Income (loss) from investment operations:
Net investment income[1,2]	0.05	0.08	0.01	0.05	0.03	0.09
Net realized and unrealized gain (loss) on investments	(0.15)	1.48	0.30	2.08	0.30	(0.35)
Total from investment operations	(0.10)	1.56	0.31	2.13	0.33	(0.26)
Less distributions to shareholders:
From net investment income	(0.08)	(0.69)	(0.03)	(0.13)	(0.05)	(0.74)
From net realized gain on investments	(0.09)	(0.12)	(1.12)	(0.13)	(1.14)	(0.38)
Total distributions to shareholders	(0.17)	(0.81)	(1.15)	(0.26)	(1.19)	(1.12)
Net asset value - End of period	$13.21	$13.48	$12.73	$13.57	$11.70	$12.56
Net assets - End of period (000’s omitted)	$7,021	$6,146	$4,771	$4,141	$2,380	$1,142
Total return[3]	(0.83% )	13.55%	2.26%	18.61%	3.38%	(2.06% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[4,5]	0.45%[5]	0.45%[5]	0.31%[6]	0.30%[7]	0.30%[7]
Net investment income[2]	0.75%[4]	0.63%	0.10%	0.37%	0.30%	0.68%
Series portfolio turnover[8]	5%	20%	23%	186%	30%	55%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.40%[4,5]	1.72%[5]	1.87%[5]	2.15%[6]	2.44%[7]	3.68%[7]

TARGET 2055 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.27	$12.56	$13.43	$11.59	$12.45	$13.83
Income (loss) from investment operations:
Net investment income (loss)[1,2]	0.04	0.05	(0.02)	0.01	0.01	0.05
Net realized and unrealized gain (loss) on investments	(0.15)	1.45	0.29	2.07	0.30	(0.34)
Total from investment operations	(0.11)	1.50	0.27	2.08	0.31	(0.29)
Less distributions to shareholders:
From net investment income	(0.07)	(0.67)	(0.02)	(0.11)	(0.03)	(0.71)
From net realized gain on investments	(0.09)	(0.12)	(1.12)	(0.13)	(1.14)	(0.38)
Total distributions to shareholders	(0.16)	(0.79)	(1.14)	(0.24)	(1.17)	(1.09)
Net asset value - End of period	$13.00	$13.27	$12.56	$13.43	$11.59	$12.45
Net assets - End of period (000’s omitted)	$6,609	$6,136	$5,136	$2,388	$519	$409
Total return[3]	(0.94% )	13.23%	2.00%	18.28%	3.18%	(2.32% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[4,5]	0.70%[5]	0.70%[5]	0.55%[6]	0.55%[7]	0.55%[7]
Net investment income (loss)[2]	0.54%[4]	0.38%	(0.15% )	0.04%	0.11%	0.39%
Series portfolio turnover[8]	5%	20%	23%	186%	30%	55%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.32%[4,5]	1.65%[5]	1.77%[5]	2.15%[6]	2.44%[7]	3.68%[7]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

8Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

 38

Financial Highlights

TARGET 2055 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.64	$12.88	$13.70	$11.81	$12.66	$14.05
Income (loss) from investment operations:
Net investment income[1,2]	0.06	0.12	0.05	0.12	0.07	0.10
Net realized and unrealized gain (loss) on investments	(0.15)	1.48	0.30	2.06	0.30	(0.33)
Total from investment operations	(0.09)	1.60	0.35	2.18	0.37	(0.23)
Less distributions to shareholders:
From net investment income	(0.09)	(0.72)	(0.05)	(0.16)	(0.08)	(0.78)
From net realized gain on investments	(0.09)	(0.12)	(1.12)	(0.13)	(1.14)	(0.38)
Total distributions to shareholders	(0.18)	(0.84)	(1.17)	(0.29)	(1.22)	(1.16)
Net asset value - End of period	$13.37	$13.64	$12.88	$13.70	$11.81	$12.66
Net assets - End of period (000’s omitted)	$624	$450	$315	$210	$2,783	$1,658
Total return[3]	(0.73% )	13.81%	2.52%	18.87%	3.69%	(1.83% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[4,5]	0.20%[5]	0.20%[5]	0.05%[6]	0.05%[7]	0.05%[7]
Net investment income[2]	0.87%[4]	0.94%	0.37%	0.95%	0.58%	0.80%
Series portfolio turnover[8]	5%	20%	23%	186%	30%	55%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.46%[4,5]	1.78%[5]	1.90%[5]	2.15%[6]	2.44%[7]	3.68%[7]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

8Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

 39

Financial Highlights

TARGET 2060 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED				FOR THE PERIOD 9/21/15[1] TO 10/31/15
		10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.22	$11.44	$12.45	$10.67	$10.36	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.05	0.11	0.01	0.04	0.01	—	[4]
Net realized and unrealized gain (loss) on investments	(0.15)	1.30	0.28	1.91	0.34	0.36
Total from investment operations	(0.10)	1.41	0.29	1.95	0.35	0.36
Less distributions to shareholders:
From net investment income	(0.07)	(0.62)	(0.02)	(0.12)	(0.04)	—
From net realized gain on investments	—	(0.01)	(1.28)	(0.05)	—	—
Total distributions to shareholders	(0.07)	(0.63)	(1.30)	(0.17)	(0.04)	—
Net asset value - End of period	$12.05	$12.22	$11.44	$12.45	$10.67	$10.36
Net assets - End of period (000’s omitted)	$6,234	$5,975	$6,895	$3,284	$1,407	$52
Total return[5]	(0.82% )	13.52%	2.32%	18.56%	3.45%	3.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[6,7]	0.45%[7]	0.45%[7]	0.31%[8]	0.30%[9]	0.30%[6,10]
Net investment income (loss)[3]	0.78%[6]	0.96%	0.07%	0.39%	0.10%	(0.30%	)[6]
Series portfolio turnover[11]	5%	38%	5%	173%	14%	4%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.54%[6,7]	2.05%[7]	2.29%[7]	5.26%[8]	9.37%[9]	151.35%[6,10,12]

TARGET 2060 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED				FOR THE PERIOD 9/21/15[1] TO 10/31/15
		10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.14	$11.40	$12.43	$10.65	$10.36	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.03	0.04	(0.02)	—4	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	(0.14)	1.32	0.28	1.92	0.31	0.37
Total from investment operations	(0.11)	1.36	0.26	1.92	0.32	0.36
Less distributions to shareholders:
From net investment income	(0.06)	(0.61)	(0.01)	(0.09)	(0.03)	—
From net realized gain on investments	—	(0.01)	(1.28)	(0.05)	—	—
Total distributions to shareholders	(0.06)	(0.62)	(1.29)	(0.14)	(0.03)	—
Net asset value - End of period	$11.97	$12.14	$11.40	$12.43	$10.65	$10.36
Net assets - End of period (000’s omitted)	$7,836	$6,974	$4,360	$1,242	$182	$56
Total return[5]	(0.96% )	13.05%	2.11%	18.29%	3.16%	3.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[6,7]	0.70%[7]	0.70%[7]	0.55%[8]	0.55%[9]	0.55%[6,10]
Net investment income (loss)[3]	0.53%[6]	0.36%	(0.16% )	(0.01% )	0.09%	(0.55%	)[6]
Series portfolio turnover[11]	5%	38%	5%	173%	14%	4%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.53%[6,7]	2.02%[7]	2.16%[7]	5.26%[8]	9.37%[9]	151.35%[6,10,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

 40

Financial Highlights

TARGET 2060 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED				FOR THE PERIOD 9/21/15[1] TO 10/31/15
		10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.23	$11.46	$12.46	$10.68	$10.36	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.05	0.10	0.05	0.08	(0.07)	—	[4]
Net realized and unrealized gain (loss) on investments	(0.14)	1.33	0.27	1.89	0.31	0.36
Total from investment operations	(0.09)	1.43	0.32	1.97	0.38	0.36
Less distributions to shareholders:
From net investment income	(0.08)	(0.65)	(0.04)	(0.14)	(0.06)	—
From net realized gain on investments	—	(0.01)	(1.28)	(0.05)	—	—
Total distributions to shareholders	(0.08)	(0.66)	(1.32)	(0.19)	(0.06)	—
Net asset value - End of period	$12.06	$12.23	$11.46	$12.46	$10.68	$10.36
Net assets - End of period (000’s omitted)	$343	$287	$142	$104	$56	$52
Total return[5]	(0.76% )	13.75%	2.55%	18.80%	3.71%	3.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[6,7]	0.20%[7]	0.20%[7]	0.05%[8]	0.05%[9]	0.05%[6,10]
Net investment income (loss)[3]	0.88%[6]	0.84%	0.40%	0.72%	0.65%	(0.05%	)[6]
Series portfolio turnover[11]	5%	38%	5%	173%	14%	4%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.63%[6,7]	2.12%[7]	2.23%[7]	5.26%[8]	9.37%[9]	151.34%[6,10,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

 41

Notes to Financial Statements

(unaudited)

1.	Organization

Target Income Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Each Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds (the “Underlying Series”) according to a target asset allocation strategy. The Series are designed to provide single investment portfolios that adjust over time to meet the changing risk and return objectives of investors over their expected investment horizon. As the target retirement date approaches, the Series’ portfolios become more conservative with a larger fixed-income investment component. The financial statements of the Underlying Series should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue three classes of shares (Class K, R, and I). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. Class R6 shares of the Target Series were liquidated by March 1, 2019.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2020, 8.9 billion shares have been designated in total among 31 series, of which 40 million have been designated in each of the Series for Class K and R common stock and 100 million have been designated in each of the Series for Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Investments in the Underlying Series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the Underlying Series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

 42

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

	TARGET INCOME SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$76,637,121	$76,637,121	$—	$—
Total assets	$76,637,121	$76,637,121	$—	$—

	TARGET 2015 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$1,310,958	$1,310,958	$—	$—
Total assets	$1,310,958	$1,310,958	$—	$—

	TARGET 2020 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$56,470,626	$56,470,626	$—	$—
Total assets	$56,470,626	$56,470,626	$—	$—

	TARGET 2025 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$71,446,615	$71,446,615	$—	$—
Total assets	$71,446,615	$71,446,615	$—	$—

	TARGET 2030 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$81,697,137	$81,697,137	$—	$—
Total assets	$81,697,137	$81,697,137	$—	$—

	TARGET 2035 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$51,398,305	$51,398,305	$—	$—
Total assets	$51,398,305	$51,398,305	$—	$—

 43

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	TARGET 2040 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$53,656,440	$53,656,440	$—	$—
Total assets	$53,656,440	$53,656,440	$—	$—

	TARGET 2045 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$28,023,742	$28,023,742	$—	$—
Total assets	$28,023,742	$28,023,742	$—	$—

	TARGET 2050 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$31,635,002	$31,635,002	$—	$—
Total assets	$31,635,002	$31,635,002	$—	$—

	TARGET 2055 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$14,260,015	$14,260,015	$—	$—
Total assets	$14,260,015	$14,260,015	$—	$—

	TARGET 2060 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$14,445,604	$14,445,604	$—	$—
Total assets	$14,445,604	$14,445,604	$—	$—

There were no Level 2 or Level 3 securities held by any of the Series as of October 31, 2019 or April 30, 2020.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Income and capital gains distributions from the Underlying Series, if any, are recorded on the ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Expenses included in the accompanying statements of operations do not include any expense of the Underlying Series.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

 44

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2020, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2016 through October 31, 2019. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive a fee for the services it performs for the Series. However, the Advisor is entitled to receive the management fee from each of the Underlying Series in which the Series invest.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses

 45

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class K, Class R and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.20% of the average daily net assets of the Class I, Class K, and Class R shares. The contractual limitation is expected to continue indefinitely and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the Series through their investments in the underlying funds. The Advisor may receive from a class the difference between the class’s total direct annual fund operating expenses, exclusive of Rule 12b-1 Fees, and the class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, exclusive of Rule 12b-1 Fees, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the Underlying Series. For the six months ended April 30, 2020, the Advisor reimbursed expenses of $41,200 for Target Income Series, $66,711 for Target 2015 Series, $57,281 for Target 2020 Series, $57,034 for Target 2025 Series, $67,154 for Target 2030 Series, $72,826 Target 2035 Series, $81,191 for Target 2040 Series, $85,254 for Target 2045 Series, $89,428 for Target 2050 Series, $91,479 for Target 2055 series and $108,301 for Target 2060 Series, which is included as a reduction of expenses on the Statements of Operations. For the six months ended April 30, 2020, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of April 30, 2020, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

SERIES/CLASS	EXPIRING OCTOBER 31,
	2022	2023
Target Income
Class K	$44,037	$29,903
Class R	16,724	9,990
Class I	1,856	1,307
Target 2015
Class K	96,868	62,310
Class R	603	176
Class I	7,102	4,225
Target 2020
Class K	58,017	37,756
Class R	21,342	12,990
Class I	9,426	6,535

 46

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

SERIES/CLASS	EXPIRING OCTOBER 31,
	2022	2023
Target 2025
Class K	$58,318	$36,858
Class R	35,843	18,175
Class I	3,069	2,001
Target 2030
Class K	65,935	41,513
Class R	27,464	16,227
Class I	12,773	9,414
Target 2035
Class K	68,120	43,717
Class R	51,658	27,591
Class I	2,660	1,518
Target 2040
Class K	79,878	51,521
Class R	39,017	23,519
Class I	8,751	6,151
Target 2045
Class K	65,748	43,803
Class R	64,270	37,869
Class I	5,460	3,582
Target 2050
Class K	85,178	57,233
Class R	44,258	25,714
Class I	12,082	6,481
Target 2055
Class K	65,122	44,821
Class R	70,584	42,607
Class I	5,193	4,051
Target 2060
Class K	66,194	47,753
Class R	97,833	57,614
Class I	3,613	2,934

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class K and Class R shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class K shares and 0.50% of average daily net assets attributable to Class R shares. There are no distribution and service fees on Class I shares of each Series. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.00225% of average daily net assets of the Target Series with an annual base fee of $40,000 per Target series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

 47

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended April 30, 2020, purchases and sales of Underlying Series were as follows:

SERIES	PURCHASES	SALES
Target Income Series	$2,466,228	$4,057,583
Target 2015 Series	$523,212	$471,650
Target 2020 Series	$7,114,547	$8,037,371
Target 2025 Series	$14,454,644	$13,320,776
Target 2030 Series	$9,675,270	$8,995,439
Target 2035 Series	$7,612,605	$5,031,266
Target 2040 Series	$8,121,231	$6,769,513
Target 2045 Series	$4,090,618	$2,330,077
Target 2050 Series	$2,755,758	$2,856,966
Target 2055 Series	$2,409,515	$631,226
Target 2060 Series	$2,112,377	$702,194

5.	Investments in Affiliated Issuers

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the six months ended April 30, 2020 is set forth below:

TARGET INCOME SERIES	VALUE AT 10/31/19	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/20	SHARES HELD AT 4/30/20	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Conservative Series -Class R6	$78,646,562	$2,466,228	$4,057,583	$76,637,121	6,675,707	$1,175,379	$207,087	$(625,173)

TARGET 2015 SERIES	VALUE AT 10/31/19	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/20	SHARES HELD AT 4/30/20	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Conservative Series - Class R6	$1,001,322	$510,400	$193,363	$1,310,958	114,195	$15,292	$7,669	$(15,070)
Blended Asset Moderate Series - Class R6	258,861	12,812	278,287	—	—	3,232	23,034	(16,420)
	$1,260,183	$523,212	$471,650	$1,310,958		$18,524	$30,703	$(31,490)

 48

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

TARGET 2020 SERIES	VALUE AT 10/31/19	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/20	SHARES HELD AT 4/30/20	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$2,892,293	$68,018	$3,069,681	$—	—	$28,884	$327,535	$(218,165)
Blended Asset Moderate Series - Class R6	53,518,007	7,046,529	4,967,690	56,470,626	4,797,844	642,113	329,244	544,536
	$56,410,300	$7,114,547	$8,037,371	$56,470,626		$670,997	$656,779	$326,371

TARGET 2025 SERIES	VALUE AT 10/31/19	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/20	SHARES HELD AT 4/30/20	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$27,855,379	$1,028,071	$11,804,149	$17,935,373	1,555,540	$286,844	$1,315,925	$(459,852)
Blended Asset Moderate Series - Class R6	41,012,132	13,426,573	1,516,627	53,511,242	4,546,410	507,883	105,071	484,092
	$68,867,511	$14,454,644	$13,320,776	$71,446,615		$794,727	$1,420,996	$24,240

TARGET 2030 SERIES	VALUE AT 10/31/19	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/20	SHARES HELD AT 4/30/20	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$74,706,530	$9,559,921	$4,422,467	$81,697,137	7,085,615	$761,522	$319,490	$1,533,664
Blended Asset Maximum Series - Class R6	4,182,728	115,349	4,572,972	—	—	26,378	491,578	(216,683)
	$78,889,258	$9,675,270	$8,995,439	$81,697,137		$787,900	$811,068	$1,316,981

TARGET 2035 SERIES	VALUE AT 10/31/19	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/20	SHARES HELD AT 4/30/20	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$33,120,822	$6,435,331	$1,284,687	$39,116,487	3,392,583	$345,599	$118,004	$727,017
Blended Asset Maximum Series - Class R6	14,826,435	1,177,274	3,746,579	12,281,818	981,760	95,576	503,378	(478,690)
	$47,947,257	$7,612,605	$5,031,266	$51,398,305		$441,175	$621,382	$248,327

 49

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

TARGET 2040 SERIES	VALUE AT 10/31/19	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/20	SHARES HELD AT 4/30/20	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$22,770,498	$5,810,563	$1,493,994	$27,642,535	2,397,445	$233,032	$114,272	$441,197
Blended Asset Maximum Series - Class R6	29,110,514	2,310,668	5,275,519	26,013,905	2,079,449	184,247	619,239	(750,997)
	$51,881,012	$8,121,231	$6,769,513	$53,656,440		$417,279	$733,511	$(309,800)

TARGET 2045 SERIES	VALUE AT 10/31/19	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/20	SHARES HELD AT 4/30/20	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$5,075,474	$2,267,324	$146,174	$7,318,856	634,766	$52,791	$12,011	$110,222
Blended Asset Maximum Series - Class R6	21,219,701	1,823,294	2,183,903	20,704,886	1,655,067	136,372	275,443	(429,648)
	$26,295,175	$4,090,618	$2,330,077	$28,023,742		$189,163	$287,454	$(319,426)

TARGET 2050 SERIES	VALUE AT 10/31/19	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/20	SHARES HELD AT 4/30/20	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$32,204,079	$2,755,758	$2,856,966	$31,635,002	2,528,777	$200,526	$165,778	$(633,648)

TARGET 2055 SERIES	VALUE AT 10/31/19	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/20	SHARES HELD AT 4/30/20	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$12,732,553	$2,409,515	$631,226	$14,260,015	1,139,889	$81,592	$60,884	$(311,711)

TARGET 2060 SERIES	VALUE AT 10/31/19	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/20	SHARES HELD AT 4/30/20	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$13,234,661	$2,112,377	$702,194	$14,445,604	1,154,725	$86,546	$3,988	$(203,227)

6.	Capital Stock Transactions

Transactions in Class K, Class R, Class I, and Class R6 shares:

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19		FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	79,128	$830,457	962,007	$9,707,566	114,044	$1,175,758	319,488	$3,148,036
Reinvested	81,907	860,846	181,436	1,733,380	27,278	282,599	34,501	326,409
Repurchased	(342,172)	(3,568,944)	(6,551,328)	(62,697,503)	(121,542)	(1,250,174)	(401,484)	(4,058,779)
Total	(181,137)	$(1,877,641)	(5,407,885)	$(51,256,557)	19,780	$208,183	(47,495)	$(584,334)

 50

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19		FOR THE YEAR ENDED 10/31/19
	CLASS I		CLASS I		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	35,735	$369,770	11,488	$117,333	—	$—
Reinvested	1,047	11,064	1,405	13,585	9	82
Repurchased	(10,665)	(112,551)	(10,631)	(105,949)	(517)	(5,122)
Total	26,117	$268,283	2,262	$24,969	(508)	$(5,040)

TARGET 2015 SERIES:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19		FOR THE SIX MONTHS ENDED 4/30/20			FOR THE YEAR ENDED 10/31/19
	CLASS K		CLASS K		CLASS R			CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES		AMOUNTS	SHARES	AMOUNTS
Sold	11,874	$141,247	11,457	$130,015	2,519		$27,026	57	$631
Reinvested	1,465	17,419	2,039	22,028	—	[1]	2	47	510
Repurchased	(8,335)	(98,278)	(78,276)	(877,434)	(2,519)		(29,693)	(3,510)	(40,130)
Total	5,004	$60,388	(64,780)	$(725,391)	—		$(2,665)	(3,406)	$(38,989)

TARGET 2015 SERIES:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19		FOR THE YEAR ENDED 10/31/19
	CLASS I		CLASS I		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	5	$60	1,354	$15,002	—	$—
Reinvested	110	1,300	163	1,765	8	89
Repurchased	—	—	(20,357)	(224,940)	(459)	(5,114)
Total	115	$1,360	(18,840)	$(208,173)	(451)	$(5,025)

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19		FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	395,266	$3,964,765	754,254	$7,250,970	97,386	$970,568	281,861	$2,629,905
Reinvested	41,627	427,920	116,291	1,047,489	15,994	162,021	22,422	200,008
Repurchased	(487,953)	(4,941,404)	(5,419,700)	(49,035,047)	(140,139)	(1,387,808)	(331,658)	(3,202,503)
Total	(51,060)	$(548,719)	(4,549,155)	$(40,736,588)	(26,759)	$(255,219)	(27,375)	$(372,590)

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19		FOR THE PERIOD 11/1/18 TO 3/1/19 (DATE OF LIQUIDATION)
	CLASS I		CLASS I		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	88,795	$915,654	26,083	$250,270	—	$—
Reinvested	2,017	20,872	2,877	26,279	8	72
Repurchased	(91,665)	(933,594)	(66,892)	(636,604)	(541)	(5,117)
Total	(853)	$2,932	(37,932)	$(360,055)	(533)	$(5,045)

 51

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2025 SERIES:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19		FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	180,948	$2,387,234	738,968	$9,121,599	91,098	$1,198,607	419,486	$5,078,875
Reinvested	38,251	503,001	53,819	617,781	18,622	245,436	33,477	382,607
Repurchased	(158,793)	(2,061,156)	(408,916)	(4,994,545)	(82,007)	(1,058,948)	(559,888)	(6,994,177)
Total	60,406	$829,079	383,871	$4,744,835	27,713	$385,095	(106,925)	$(1,532,695)

TARGET 2025 SERIES:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19		FOR THE PERIOD 11/1/18 TO 3/1/19 (DATE OF LIQUIDATION)
	CLASS I		CLASS I		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	6,971	$90,575	48,377	$592,711	—	$—
Reinvested	1,247	16,382	2,141	24,580	8	84
Repurchased	(2,455)	(32,121)	(63,269)	(753,060)	(429)	(5,129)
Total	5,763	$74,836	(12,751)	$(135,769)	(421)	$(5,045)

TARGET 2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19		FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	269,533	$2,812,858	1,026,683	$10,060,839	194,365	$2,025,389	676,480	$6,478,226
Reinvested	41,977	445,469	219,932	1,974,424	20,692	217,261	55,022	489,275
Repurchased	(342,651)	(3,516,340)	(6,619,061)	(59,998,542)	(102,899)	(1,037,752)	(726,480)	(7,121,470)
Total	(31,141)	$(258,013)	(5,372,446)	$(47,963,279)	112,158	$1,204,898	5,022	$(153,969)

TARGET 2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19		FOR THE YEAR ENDED 10/31/19
	CLASS I		CLASS I		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	152,126	$1,595,050	105,528	$1,050,547	—	$—
Reinvested	3,891	41,787	8,368	76,651	12	109
Repurchased	(161,915)	(1,695,524)	(54,254)	(533,911)	(535)	(5,168)
Total	(5,898)	$(58,687)	59,642	$593,287	(523)	$(5,059)

TARGET 2035 SERIES:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19		FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	186,801	$2,576,423	657,919	$8,540,585	142,530	$1,956,525	476,096	$6,066,432
Reinvested	22,403	312,078	67,799	786,410	13,961	194,898	51,428	596,100
Repurchased	(136,734)	(1,854,764)	(337,040)	(4,261,217)	(36,478)	(498,441)	(359,638)	(4,759,279)
Total	72,470	$1,033,737	388,678	$5,065,778	120,013	$1,652,982	167,886	$1,903,253

 52

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2035 SERIES:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19		FOR THE YEAR ENDED 10/31/19
	CLASS I		CLASS I		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	15,686	$215,818	6,161	$78,871	—	$—
Reinvested	648	9,091	2,254	26,322	16	187
Repurchased	(8,807)	(122,440)	(13,076)	(166,791)	(417)	(5,212)
Total	7,527	$102,469	(4,661)	$(61,598)	(401)	$(5,025)

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19		FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	232,096	$2,428,659	782,837	$7,718,919	135,865	$1,425,126	466,330	$4,527,663
Reinvested	22,009	237,708	426,779	3,744,224	10,504	112,278	122,823	1,066,161
Repurchased	(176,551)	(1,796,632)	(3,745,561)	(33,400,130)	(86,166)	(892,680)	(430,909)	(4,268,833)
Total	77,554	$869,735	(2,535,945)	$(21,936,987)	60,203	$644,724	158,244	$1,324,991

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19		FOR THE YEAR ENDED 10/31/19
	CLASS I		CLASS I		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	119,462	$1,231,597	57,843	$570,919	—	$—
Reinvested	1,947	21,262	19,146	170,060	39	345
Repurchased	(126,004)	(1,317,796)	(69,782)	(707,625)	(547)	(5,255)
Total	(4,595)	$(64,937)	7,207	$33,354	(508)	$(4,910)

TARGET 2045 SERIES:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19		FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	78,505	$1,082,237	306,810	$4,044,623	83,609	$1,121,880	299,090	$3,841,569
Reinvested	10,415	148,205	60,712	691,460	8,882	125,143	58,633	660,544
Repurchased	(37,753)	(498,854)	(205,839)	(2,672,787)	(18,579)	(253,707)	(181,330)	(2,382,394)
Total	51,167	$731,588	161,683	$2,063,296	73,912	$993,316	176,393	$2,119,719

TARGET 2045 SERIES:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19		FOR THE YEAR ENDED 10/31/19
	CLASS I		CLASS I		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	25,051	$338,190	8,322	$108,182	—	$—
Reinvested	784	11,204	4,389	50,249	31	349
Repurchased	(9,683)	(138,930)	(3,253)	(42,676)	(424)	(5,298)
Total	16,152	$210,464	9,458	$115,755	(393)	$(4,949)

 53

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET
2050	FOR THE SIX MONTHS		FOR THE YEAR		FOR THE SIX MONTHS		FOR THE YEAR
SERIES:	ENDED 4/30/20		ENDED 10/31/19		ENDED 4/30/20		ENDED 10/31/19

	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	203,821	$2,174,624	705,800	$7,241,003	103,188	$1,098,244	379,318	$3,793,938
Reinvested	10,021	113,234	240,335	2,132,184	4,308	47,905	86,076	751,001
Repurchased	(225,307)	(2,321,061)	(1,332,263)	(12,158,663)	(54,138)	(575,558)	(281,510)	(2,873,841)
Total	(11,465)	$(33,203)	(386,128)	$(2,785,476)	53,358	$570,591	183,884	$1,671,098

TARGET
2050	FOR THE SIX MONTHS		FOR THE YEAR		FOR THE YEAR
SERIES:	ENDED 4/30/20		ENDED 10/31/19		ENDED 10/31/19

	CLASS I		CLASS I		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	37,094	$403,188	77,873	$786,721	—	$—
Reinvested	697	7,961	14,130	126,784	53	478
Repurchased	(91,226)	(995,570)	(37,541)	(378,966)	(539)	(5,321)
Total	(53,435)	$(584,421)	54,462	$534,539	(486)	$(4,843)

TARGET
2055	FOR THE SIX MONTHS		FOR THE YEAR		FOR THE SIX MONTHS		FOR THE YEAR
SERIES:	ENDED 4/30/20		ENDED 10/31/19		ENDED 4/30/20		ENDED 10/31/19

	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	112,149	$1,571,611	182,856	$2,324,241	55,779	$744,417	149,787	$1,858,282
Reinvested	5,351	75,449	27,325	304,231	5,337	74,135	30,948	339,226
Repurchased	(41,915)	(570,093)	(128,894)	(1,639,804)	(15,015)	(201,577)	(127,205)	(1,622,153)
Total	75,585	$1,076,967	81,287	$988,668	46,101	$616,975	53,530	$575,355

TARGET
2055	FOR THE SIX MONTHS		FOR THE YEAR		FOR THE YEAR
SERIES:	ENDED 4/30/20		ENDED 10/31/19		ENDED 10/31/19

	CLASS I		CLASS I		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	15,570	$218,498	15,137	$195,386	—	$—
Reinvested	440	6,271	2,087	23,522	30	335
Repurchased	(2,332)	(32,314)	(8,718)	(113,197)	(429)	(5,319)
Total	13,678	$192,455	8,506	$105,711	(399)	$(4,984)

TARGET
2060	FOR THE SIX MONTHS		FOR THE YEAR		FOR THE SIX MONTHS		FOR THE YEAR
SERIES:	ENDED 4/30/20		ENDED 10/31/19		ENDED 4/30/20		ENDED 10/31/19

	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	53,671	$661,395	254,520	$3,003,439	98,535	$1,214,427	267,080	$3,054,877
Reinvested	2,846	36,596	39,861	402,474	2,703	34,572	28,097	280,280
Repurchased	(28,277)	(322,778)	(408,001)	(4,158,775)	(21,136)	(250,973)	(103,327)	(1,238,833)
Total	28,240	$375,213	(113,620)	$(752,862)	80,102	$998,026	191,850	$2,096,324

 54

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET
2060	FOR THE SIX MONTHS		FOR THE YEAR		FOR THE YEAR
SERIES:	ENDED 4/30/20		ENDED 10/31/19		ENDED 10/31/19

	CLASS I		CLASS I		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	36,036	$408,613	14,345	$164,198	—	$2
Reinvested	82	1,058	576	5,840	29	293
Repurchased	(31,111)	(378,354)	(3,873)	(43,002)	(477)	(5,321)
Total	5,007	$31,317	11,048	$127,036	(448)	$(5,026)

1 Less than 1 share.

The following table represents instances at April 30, 2020, where a shareholder account owned greater than 10% of a Series:

	NUMBER OF	PERCENTAGE
SERIES	ACCOUNTS	OF THE
	OVER 10%	SERIES
Target 2015 Series	3	67.6%
Target 2050 Series	1	15.0%

At April 30, 2020, the Advisor and its affiliates owned 1.6% of the Target 2060 Series and less than 0.1% of Target 2015 Series, Target 2025 Series, Target 2035 Series, Target 2045 Series and Target 2055 Series. Investment activities of these shareholders may have a material effect on the Series.

7.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2020 unless extended or renewed. During the six months ended April 30, 2020, none of the Series borrowed under the line of credit.

8.	Financial Instruments

The Underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were directly held by the Series as of April 30, 2020.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

 55

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2019 were as follows:

	TARGET	TARGET	TARGET	TARGET	TARGET
	INCOME	2015	2020	2025	2030
	SERIES	SERIES	SERIES	SERIES	SERIES
Ordinary income (2019)	$2,087,974	$24,392	$1,320,215	$1,027,006	$2,606,053

	TARGET	TARGET	TARGET	TARGET	TARGET	TARGET
	2035	2040	2045	2050	2055	2060
	SERIES	SERIES	SERIES	SERIES	SERIES	SERIES
Ordinary income (2019)	$1,409,087	$5,021,140	$1,403,021	$3,064,971	$667,314	$692,961
Long-term capital gain (2019)	$—	$1,807	$—	$—	$—	$—

At April 30, 2020, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	TARGET	TARGET	TARGET	TARGET	TARGET
	INCOME	2015	2020	2025	2030
	SERIES	SERIES	SERIES	SERIES	SERIES
Cost for federal income tax purposes	$72,885,663	$1,269,654	$52,503,894	$66,453,919	$75,053,060
Unrealized appreciation	3,751,458	41,304	3,966,732	4,992,696	6,644,077
Unrealized depreciation	—	—	—	—	—
Net unrealized appreciation	$3,751,458	$41,304	$3,966,732	$4,992,696	$6,644,077

	TARGET	TARGET	TARGET	TARGET	TARGET	TARGET
	2035	2040	2045	2050	2055	2060
	SERIES	SERIES	SERIES	SERIES	SERIES	SERIES
Cost for federal income tax purposes	$47,981,009	$50,977,615	$26,796,715	$30,702,664	$13,756,845	$14,229,144
Unrealized appreciation	3,417,296	2,678,825	1,227,027	932,338	503,170	216,460
Unrealized depreciation	—	—	—	—	—	—
Net unrealized appreciation	$3,417,296	$2,678,825	$1,227,027	$932,338	$503,170	$216,460

At October 31, 2019, Target 2015 Series had net short-term capital loss carryforwards of $4,988 and Target Income Series, Target 2015 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, Target 2050 Series, and Target 2060 Series had net long-term capital loss carryforwards of $2,237,945, $440,643, $3,372,013, $2,698,747, $1,856,872, $586,436, and $224,104, respectively, which may be carried forward indefinitely.

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Funds performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds service providers and disrupt the Funds operations. Management of the Fund will continue to monitor the impact of COVID-19.

 56

Notes to Financial Statements (continued)

(unaudited)

11.	Subsequent Events

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through June 17, 2020, the date the financial statements were issued, and the following item was noted:

In March of this year, William Manning, who is the co-founder of Manning & Napier, Inc. (“MN Inc.”), which is the ultimate parent company of the Advisor, delivered to the company an exchange notice under the terms of the exchange agreement (the “Exchange Agreement”) that was entered into at the time that MN Inc. became a public company in 2011. Pursuant to the Exchange Agreement, Mr. Manning was able to tender the entirety of his private interests in Manning & Napier Group, LLC (“MN Group”), the managing member of the Advisor, exchangeable for cash or shares of MN Inc. Class A common stock. On April 9, 2020, MN Inc. delivered to Mr. Manning a letter indicating that, as permitted under the Exchange Agreement, it would satisfy Mr. Manning’s exchange request by purchasing all of Mr. Manning’s private interests in MN Group (the “Transaction”). The Transaction, which settled on May 11, 2020, divested Mr. Manning’s entirely of his ownership interest in MN Group. Mr. Manning also served as the Chairman of the Board of Directors of MN Inc. through June 10, 2020 and did not stand for reelection.

The Transaction may be deemed to result in a change of control of the Advisor, under the 1940 Act, which results in the assignment and automatic termination of the investment advisory agreements pursuant to which the Advisor provides investment advisory services to the Series (the “Current Agreement”). At a meeting of the Board of Directors of the Advisor on April 22, 2020, the Board approved new investment advisory agreements for the Series (“New Agreement“), that require shareholder approval to take effect. Shareholders are being asked to approve the New Agreement through a proxy statement that was filed on May 15, 2020, which will enable the Advisor to continue to serve the Series. Terms of the New Agreement are the same as the Current Agreement, therefore there are no changes in fees paid to the Advisor.

In relation to the termination of the Current Agreement, at a meeting of the Board of Directors of the Advisor on April 17, 2020, the Board approved an interim advisory agreement which became effective on May 11, 2020 with the closing of the Transaction, allowing the Advisor to continue to provide investment advisory services for each Series for up to 150 days between termination of the Current Agreement and shareholder approval of the New Agreement. Terms of the interim advisory agreement is the same as the Current Agreement, therefore there are no changes in fees paid to the Advisor.

 57

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 21, 2019, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on October 25, 2019 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

●	The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

●	The Board considered the Advisor’s investments teams, including changes to the investment teams and investment team’s compensation during the past year, and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. Representatives of the Advisor discussed improved performance for many of the Series over the one- and three-year time periods ending September 30, 2019. The Board discussed with Representatives of the Advisor, performance challenges that continue to impact the three- and five-year performance of certain Fund’s strategies resulting from periods of underperformance in 2014 and 2016. After discussion, the Board acknowledged the improved short term performance of many of the Series and concluded that notwithstanding the performance challenges that continue to impact certain Series, the nature and quality of the investment management services provided by the Advisor to the Fund supported the renewal of the agreement.

●	The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. Representatives of the Advisor discussed the multi-year fee restructuring initiative which was completed by the Advisor on March 1, 2019 to increase the competitiveness of the Fund’s fees. The fee

 58

Renewal of Investment Advisory Agreement

(unaudited)

restructuring project also resulted in a set of standardized share classes to help support the Fund’s distribution efforts across client types and varying intermediary distribution models.

●	The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 26 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

●	The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

●	The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. The Board acknowledged that the fee restructuring project completed on March 1, 2019 reduced the expense ratios for shareholders in many Series. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

●	The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

 59

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management across open-end investment companies and reduce the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Board of Directors (the “Board”), including a majority of Directors who are not interested persons, of Manning & Napier Fund, Inc. and each of its series (each “a Fund” or collectively, the “Funds”) met on February 13, 2020 (the “Meeting”) to review the Liquidity Risk Management Program (the “Program”) of the Funds, in accordance with the requirements of the Liquidity Rule. The Board appointed the Liquidity Risk Management Committee (the “Committee”), in conjunction with the Fund’s investment advisor, Manning & Napier Advisors, LLC (“MNA”), to administer the Program and review it no less than annually.

At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including an evaluation of any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Review Period”).

The Report described the Committee’s review of and conclusions around each factor that the Fund must consider to assess, manage and review its Liquidity Risk. Additionally, the Report discussed the Committee’s management of the Program, including an evaluation of the Program’s methodology for classifying each portfolio investment into one of four liquidity buckets. As part of this evaluation the Committee re-affirmed that each Fund operated as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the Report highlighted the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s 15% limit on a Fund’s acquisition of Illiquid Investments.

There were no material changes to the Program during the Review Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

 60

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 61

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the #008A51 toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNTGT-04/20-SAR

  Manning & Napier Fund, Inc.

  Disciplined Value Series

Beginning on June 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Disciplined Value Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$ 882.00	$3.56	0.76%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.82	0.76%
Class I
Actual	$1,000.00	$ 882.90	$2.53	0.54%
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.18	$2.72	0.54%
Class W
Actual	$1,000.00	$ 884.10	$0.56	0.12%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.27	$0.60	0.12%
Class Z
Actual	$1,000.00	$ 883.50	$1.97	0.42%
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.77	$2.11	0.42%

1Expenses are equal to the Series’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

 1

Disciplined Value Series

Portfolio Composition as of April 30, 2020

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

 2

Disciplined Value Series

Investment Portfolio - April 30, 2020

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 99.3%

Communication Services - 1.8%
Media - 1.8%
Comcast Corp. - Class A	147,986	$5,568,713
Consumer Discretionary - 4.9%
Distributors - 0.4%
Genuine Parts Co.	14,184	1,124,508
Household Durables - 0.3%
Garmin Ltd.	13,705	1,112,298
Specialty Retail - 3.6%
Best Buy Co., Inc.	21,241	1,629,822
The Home Depot, Inc.	44,756	9,838,711
		11,468,533
Textiles, Apparel & Luxury Goods - 0.6%
VF Corp.	31,470	1,828,407
Total Consumer Discretionary		15,533,746

Consumer Staples - 14.2%
Beverages - 0.9%
Constellation Brands, Inc. - Class A	10,805	1,779,475
Molson Coors Beverage Co. - Class B	26,249	1,076,471
		2,855,946
Food & Staples Retailing - 5.0%
The Kroger Co.	74,703	2,361,362
Sysco Corp.	31,650	1,780,946
Walmart, Inc.	95,586	11,618,478
		15,760,786
Food Products - 6.0%
Archer-Daniels-Midland Co.	48,496	1,801,141
Conagra Brands, Inc.	50,524	1,689,523
General Mills, Inc.	49,653	2,973,718
The Hershey Co.	19,398	2,568,877
Hormel Foods Corp.	36,297	1,700,514
The J.M. Smucker Co.	13,462	1,546,918
Mondelez International, Inc. - Class A	93,455	4,807,325
Tyson Foods, Inc. - Class A	28,060	1,745,051
		18,833,067
Household Products - 2.3%
Colgate-Palmolive Co.	57,823	4,063,222

The accompanying notes are an integral part of the financial statements.

 3

Disciplined Value Series

Investment Portfolio - April 30, 2020

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
Kimberly-Clark Corp.	24,514	$3,394,699
		7,457,921
Total Consumer Staples		44,907,720

Energy - 2.9%
Energy Equipment & Services - 0.4%
Baker Hughes Co.	80,732	1,126,211

Oil, Gas & Consumable Fuels - 2.5%
ConocoPhillips	62,108	2,614,747
EOG Resources, Inc.	38,039	1,807,233
Marathon Petroleum Corp.	51,162	1,641,277
Valero Energy Corp.	29,751	1,884,726
		7,947,983
Total Energy		9,074,194

Financials - 15.8%
Banks - 12.8%
Bank of America Corp.	324,913	7,814,158
Citigroup, Inc.	97,639	4,741,350
Fifth Third Bancorp	57,770	1,079,721
JPMorgan Chase & Co.	107,369	10,281,655
The PNC Financial Services Group, Inc.	20,928	2,232,390
Regions Financial Corp.	92,505	994,429
Truist Financial Corp.	85,086	3,175,410
U.S. Bancorp.	100,752	3,677,448
Wells Fargo & Co.	224,209	6,513,271
		40,509,832
Insurance - 3.0%
The Allstate Corp.	21,816	2,219,124
Chubb Ltd.	29,260	3,160,373
Cincinnati Financial Corp.	12,141	798,878
The Hartford Financial Services Group, Inc.	31,829	1,209,184
The Travelers Companies, Inc.	19,254	1,948,697
		9,336,256
Total Financials		49,846,088

Health Care - 19.4%
Biotechnology - 3.9%
AbbVie, Inc.	74,236	6,102,199
Gilead Sciences, Inc.	76,534	6,428,856
		12,531,055

The accompanying notes are an integral part of the financial statements.

 4

Disciplined Value Series

Investment Portfolio - April 30, 2020

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies - 1.8%
Medtronic plc.	58,172	$5,679,332
Health Care Providers & Services - 0.4%
Quest Diagnostics, Inc.	11,464	1,262,301
Pharmaceuticals - 13.3%
Bristol-Myers Squibb Co.	107,249	6,521,812
Eli Lilly & Co.	32,733	5,061,831
Johnson & Johnson	79,378	11,909,875
Merck & Co., Inc.	115,203	9,140,206
Pfizer, Inc.	242,491	9,301,955
		41,935,679
Total Health Care		61,408,367

Industrials - 19.9%
Aerospace & Defense - 4.0%
General Dynamics Corp.	19,478	2,544,216
Lockheed Martin Corp.	15,567	6,056,497
Raytheon Technologies Corp.	61,302	3,972,983
		12,573,696
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	17,547	1,244,082

Building Products - 1.1%
Johnson Controls International plc	70,033	2,038,661
Trane Technologies plc.	17,117	1,496,368
		3,535,029
Commercial Services & Supplies - 0.9%
Waste Management, Inc.	29,926	2,993,199
Electrical Equipment - 2.3%
Eaton Corp. plc.	31,890	2,662,815
Emerson Electric Co.	49,669	2,832,623
Rockwell Automation, Inc.	9,606	1,820,145
		7,315,583
Industrial Conglomerates - 3.3%
3M Co.	32,739	4,973,709
Honeywell International, Inc.	38,131	5,410,789
		10,384,498
Machinery - 4.3%
Caterpillar, Inc.	38,056	4,428,957
Cummins, Inc.	13,379	2,187,467
Dover Corp.	10,915	1,022,190

The accompanying notes are an integral part of the financial statements.

 5

Disciplined Value Series

Investment Portfolio - April 30, 2020

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Illinois Tool Works, Inc.	21,848	$3,550,300
Parker-Hannifin Corp.	8,556	1,352,875
Stanley Black & Decker, Inc.	10,285	1,133,407
		13,675,196
Road & Rail - 2.6%
Norfolk Southern Corp.	13,462	2,303,348
Union Pacific Corp.	36,196	5,783,759
		8,087,107
Trading Companies & Distributors - 1.0%
Fastenal Co.	54,079	1,958,741
WW Grainger, Inc.	4,097	1,129,051
		3,087,792
Total Industrials		62,896,182

Information Technology - 17.4%
Communications Equipment - 2.5%
Cisco Systems, Inc.	187,969	7,966,126

IT Services - 4.2%
Accenture plc - Class A	23,680	4,385,299
Automatic Data Processing, Inc.	19,585	2,872,924
International Business Machines Corp.	47,356	5,946,019
		13,204,242
Semiconductors & Semiconductor Equipment - 8.5%
Analog Devices, Inc.	20,488	2,245,485
Intel Corp.	174,023	10,437,900
KLA Corp.	11,804	1,936,918
QUALCOMM, Inc.	47,431	3,731,397
Skyworks Solutions, Inc.	11,282	1,171,974
Texas Instruments, Inc.	50,630	5,876,624
Xilinx, Inc.	16,737	1,462,814
		26,863,112
Software - 1.9%
Oracle Corp.	109,427	5,796,348

Technology Hardware, Storage & Peripherals - 0.3%
NetApp, Inc.	22,921	1,003,252
Total Information Technology		54,833,080

Materials - 3.0%
Chemicals - 2.5%
International Flavors & Fragrances, Inc.	7,353	963,464

The accompanying notes are an integral part of the financial statements.

 6

Disciplined Value Series

Investment Portfolio - April 30, 2020

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Linde plc (United Kingdom)	21,052	$3,873,357
LyondellBasell Industries N.V. - Class A	31,688	1,836,320
PPG Industries, Inc.	15,461	1,404,323
		8,077,464
Metals & Mining - 0.5%
Nucor Corp.	35,722	1,471,389
Total Materials		9,548,853

TOTAL COMMON STOCKS
(Identified Cost $322,346,258)		313,616,943

SHORT-TERM INVESTMENT - 0.7%
Dreyfus Government Cash Management, Institutional Shares, 0.17%[1]
(Identified Cost $2,325,800)	2,325,800	2,325,800

TOTAL INVESTMENTS - 100.0%
(Identified Cost $324,672,058)		315,942,743
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(85,748)
NET ASSETS - 100%		$315,856,995

## Less than (0.1%).

1Rate shown is the current yield as of April 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

 7

Disciplined Value Series

Statement of Assets and Liabilities

April 30, 2020 (unaudited)

ASSETS:
Investments, at value (identified cost $324,672,058) (Note 2)	$315,942,743
Receivable for fund shares sold	430,064
Dividends receivable	322,124
Foreign tax reclaims receivable	1,219
Prepaid and other expenses	47,669

TOTAL ASSETS	316,743,819

LIABILITIES:

Accrued sub-transfer agent fees (Note 3)	75,350
Accrued management fees (Note 3)	47,206
Accrued fund accounting and administration fees (Note 3)	19,808
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	13,485
Accrued Chief Compliance Officer service fees (Note 3)	956
Payable for fund shares repurchased	671,252
Other payables and accrued expenses	58,767

TOTAL LIABILITIES	886,824

TOTAL NET ASSETS	$315,856,995

NET ASSETS CONSIST OF:

Capital stock	$475,558
Additional paid-in-capital	347,734,192
Total distributable earnings (loss)	(32,352,755)

TOTAL NET ASSETS	$315,856,995

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($68,304,898/10,523,780 shares)	$6.49

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($122,999,090/17,981,714 shares)	$6.84

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($111,595,289/17,156,496 shares)	$6.50

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($12,957,718/1,893,858 shares)	$6.84

The accompanying notes are an integral part of the financial statements.

 8

Disciplined Value Series

Statement of Operations

For the Six Months Ended April 30, 2020 (unaudited)

INVESTMENT INCOME:

Dividends	$5,216,330

EXPENSES:

Management fees (Note 3)	515,193
Sub-transfer agent fees (Note 3)	114,672
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	99,006
Fund accounting and administration fees (Note 3)	39,441
Directors’ fees (Note 3)	13,276
Chief Compliance Officer service fees (Note 3)	1,438
Transfer agent fees	55,827
Custodian fees	2,008
Miscellaneous	86,599

Total Expenses	927,460
Less reduction of expenses (Note 3)	(178,438)

Net Expenses	749,022

NET INVESTMENT INCOME	4,467,308

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(23,144,549)
Net change in unrealized appreciation (depreciation) on investments	(25,793,328)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(48,937,877)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(44,470,569)

The accompanying notes are an integral part of the financial statements.

 9

Disciplined Value Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,467,308	$5,881,630
Net realized gain (loss) on investments	(23,144,549)	9,065,670
Net change in unrealized appreciation (depreciation) on investments	(25,793,328)	15,139,900

Net increase (decrease) from operations	(44,470,569)	30,087,200

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

Class S	(3,456,653)	(17,499,976)
Class I	(5,487,692)	(12,602,886)
Class W	(5,043,415)	(1,057,248)
Class Z	(614,120)	(199,160)
Total distributions to shareholders	(14,601,880)	(31,359,270)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	59,525,758	155,724,402

Net increase (decrease) in net assets	453,309	154,452,332

NET ASSETS:

Beginning of period	315,403,686	160,951,354

End of period	$315,856,995	$315,403,686

The accompanying notes are an integral part of the financial statements.

 10

Disciplined Value Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED
		10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.67	$8.77	$11.42	$10.16	$11.64	$12.75
Income from investment operations:
Net investment income[1]	0.08	0.16	0.16	0.20	0.22	0.26
Net realized and unrealized gain (loss) on investments	(0.95)	0.54	0.72	1.89	0.53	(0.21)
Total from investment operations	(0.87)	0.70	0.88	2.09	0.75	0.05
Less distributions to shareholders:
From net investment income	(0.08)	(0.19)	(0.27)	(0.33)	(0.32)	(0.36)
From net realized gain on investments	(0.23)	(1.61)	(3.26)	(0.50)	(1.91)	(0.80)
Total distributions to shareholders	(0.31)	(1.80)	(3.53)	(0.83)	(2.23)	(1.16)
Net asset value - End of period	$6.49	$7.67	$8.77	$11.42	$10.16	$11.64
Net assets - End of period (000’s omitted)	$68,305	$83,332	$72,088	$30,940	$15,022	$15,471
Total return[2]	(11.80% )	11.11%	8.14%	21.52%	7.99%	0.63%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.76%[3]	0.82%	0.85%	0.82%	0.82%	0.79%
Net investment income	2.30%[3]	2.14%	1.71%	1.91%	2.19%	2.14%
Series portfolio turnover	23%	35%	96%	34%	39%	49%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	0.04%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

 11

Disciplined Value Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED
		10/31/19[1]	10/31/18[1]	10/31/17[1]	10/31/16[1]	10/31/15[1]
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.07	$8.31	$9.58	$8.31	$8.97	$9.58
Income from investment operations:
Net investment income[2]	0.10	0.19	0.17	0.20	0.20	0.22
Net realized and unrealized gain (loss) on investments	(1.01)	0.61	0.59	1.56	0.43	(0.15)
Total from investment operations	(0.91)	0.80	0.76	1.76	0.63	0.07
Less distributions to shareholders:
From net investment income	(0.09)	(0.12)	(0.17)	(0.20)	(0.20)	(0.22)
From net realized gain on investments	(0.23)	(0.92)	(1.86)	(0.29)	(1.09)	(0.46)
Total distributions to shareholders	(0.32)	(1.04)	(2.03)	(0.49)	(1.29)	(0.68)
Net asset value - End of period	$6.84	$8.07	$8.31	$9.58	$8.31	$8.97
Net assets - End of period (000’s omitted)	$122,999	$137,296	$88,864	$117,357	$152,751	$160,999
Total return[3]	(11.71% )	11.44%	8.35%	21.86%	8.24%	0.91%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.54%[4]	0.58%	0.60%	0.57%	0.57%	0.54%
Net investment income	2.52%[4]	2.38%	2.05%	2.24%	2.46%	2.44%
Series portfolio turnover	23%	35%	96%	34%	39%	49%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	0.04%	N/A	N/A	N/A

1Per share amounts have been adjusted to reflect a 1.75-for-1 stock split effective after the close of business on December 4, 2019.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

 12

Disciplined Value Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE PERIOD 3/1/19[1] TO 10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.69	$7.36
Income from investment operations:
Net investment income[2]	0.10	0.13
Net realized and unrealized gain (loss) on investments	(0.95)	0.35
Total from investment operations	(0.85)	0.48
Less distributions to shareholders:
From net investment income	(0.11)	(0.15)
From net realized gain on investments	(0.23)	—
Total distributions to shareholders	(0.34)	(0.15)
Net asset value - End of period	$6.50	$7.69
Net assets - End of period (000’s omitted)	$111,595	$76,322
Total return[3]	(11.59% )	6.58%
Ratios (to average net assets)/Supplemental Data:
Expenses[4]	0.12%	0.15%
Net investment income[4]	2.89%	2.63%
Series portfolio turnover	23%	35%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount[4]:
	0.30%	0.32%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

 13

Disciplined Value Series

Financial Highlights - Class Z

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE PERIOD 3/1/19[1] TO 10/31/19[2]
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.07	$7.67
Income from investment operations:
Net investment income[3]	0.10	0.12
Net realized and unrealized gain (loss) on investments	(1.00)	0.36
Total from investment operations	(0.90)	0.48
Less distributions to shareholders:
From net investment income	(0.10)	(0.08)
From net realized gain on investments	(0.23)	—
Total distributions to shareholders	(0.33)	(0.08)
Net asset value - End of period	$6.84	$8.07
Net assets - End of period (000’s omitted)	$12,958	$18,454
Total return[4]	(11.65% )	6.31%
Ratios (to average net assets)/Supplemental Data:
Expenses[5]	0.42%	0.45%
Net investment income[5]	2.65%	2.35%
Series portfolio turnover	23%	35%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:
	N/A	0.02%[5]

1Commencement of operations.

2Per share amounts have been adjusted to reflect a 1.75-for-1 stock split effective after the close of business on December 4, 2019.

3Calculated based on average shares outstanding during the periods.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

 14

Disciplined Value Series

Notes to Financial Statements

(unaudited)

1.	Organization

Disciplined Value Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2020, 8.9 billion shares have been designated in total among 31 series, of which 100 million have been designated as Disciplined Value Series Class I common stock, Disciplined Value Series Class S common stock, Disciplined Value Series Class W common stock, and Disciplined Value Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

 15

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities:
Communication Services	$5,568,713	$5,568,713	$—	$—
Consumer Discretionary	15,533,746	15,533,746	—	—
Consumer Staples	44,907,720	44,907,720	—	—
Energy	9,074,194	9,074,194	—	—
Financials	49,846,088	49,846,088	—	—
Health Care	61,408,367	61,408,367	—	—
Industrials	62,896,182	62,896,182	—	—
Information Technology	54,833,080	54,833,080	—	—
Materials	9,548,853	9,548,853	—	—
Short-Term Investment	2,325,800	2,325,800	—	—
Total assets	$315,942,743	$315,942,743	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2019 or April 30, 2020.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

 16

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2020, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2016 through October 31, 2019. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

 17

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.60% of the average daily net assets of the Class I and Class S shares, 0.45% of the average daily net assets of the Class Z shares, and 0.15% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $178,438 in management fees for Class W shares for the six months ended April 30, 2020. This amount is included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2020, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of April 30, 2020, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31, 2022
Class W	$5,197
Class Z	2,152

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2020, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $127,585,690 and $75,555,487, respectively. There were no purchases or sales of U.S. Government securities.

 18

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W, and Class Z shares of Disciplined Value Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,576,318	$11,174,214	7,454,001	$55,765,138
Reinvested	440,093	3,299,738	2,522,364	17,068,654
Repurchased	(2,354,889)	(16,368,377)	(7,335,152)	(51,979,899)
Total	(338,478)	$(1,894,425)	2,641,213	$20,853,893

CLASS I	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,619,517[1]	$32,309,215	13,377,180[1]	$100,547,027
Reinvested	661,558[1]	5,196,318	1,589,499[1]	11,256,166
Repurchased	(4,319,746)[1]	(30,624,816)	(8,633,595)[1]	(66,396,088)
Total	961,329[1]	$6,880,717	6,333,084[1]	$45,407,105

CLASS W	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	8,304,960	$64,799,659	10,277,841	$74,540,349
Reinvested	670,028	4,941,496	137,393	1,023,018
Repurchased	(1,747,071)	(11,905,971)	(486,655)	(3,569,394)
Total	7,227,917	$57,835,184	9,928,579	$71,993,973

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	71,376[1]	$570,182	3,172,955[1]	$24,404,587
Reinvested	78,230[1]	614,120	15,372[1]	119,095
Repurchased	(542,589)[1]	(4,480,020)	(901,486)[1]	(7,054,251)
Total	(392,983)[1]	$(3,295,718)	2,286,841[1]	$17,469,431

[1]Effective after the close of trading on December 5, 2019, the total outstanding shares of Class I and Z of the Disciplined Value Series split on a 1.75-for-1 basis as of record date December 4, 2019. The impact of the stock split increased the number of shares outstanding by a factor of 1.75, while decreasing the NAV per share and market price per share by a factor of 1.75, resulting in no effect on fund net assets or on the total value of a shareholder’s investment.

At April 30, 2020,the Advisor and its affiliates owned 0.1% of the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder

 19

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

6.	Line of Credit (continued)

redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2020 unless extended or renewed. During the six months ended April 30, 2020, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2020.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2019 were as follows:

Ordinary income	$7,145,068
Long-term capital gains	24,214,202

At April 30, 2020, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$327,680,581
Unrealized appreciation	19,372,553
Unrealized depreciation	(31,110,391)
Net unrealized depreciation	$(11,737,838)

9.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Funds performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds service providers and disrupt the Funds operations. Management of the Fund will continue to monitor the impact of COVID-19.

 20

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

(continued)

10.	Subsequent Events

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through June 17, 2020, the date the financial statements were issued, and the following item was noted:

In March of this year, William Manning, who is the co-founder of Manning & Napier, Inc. (“MN Inc.”), which is the ultimate parent company of the Advisor, delivered to the company an exchange notice under the terms of the exchange agreement (the “Exchange Agreement”) that was entered into at the time that MN Inc. became a public company in 2011. Pursuant to the Exchange Agreement, Mr. Manning was able to tender the entirety of his private interests in Manning & Napier Group, LLC (“MN Group”), the managing member of the Advisor, exchangeable for cash or shares of MN Inc. Class A common stock. On April 9, 2020, MN Inc. delivered to Mr. Manning a letter indicating that, as permitted under the Exchange Agreement, it would satisfy Mr. Manning’s exchange request by purchasing all of Mr. Manning’s private interests in MN Group (the “Transaction”). The Transaction, which settled on May 11, 2020, divested Mr. Manning’s entirely of his ownership interest in MN Group. Mr. Manning also served as the Chairman of the Board of Directors of MN Inc. through June 10, 2020 and did not stand for reelection.

The Transaction may be deemed to result in a change of control of the Advisor, under the 1940 Act, which results in the assignment and automatic termination of the investment advisory agreements pursuant to which the Advisor provides investment advisory services to the Series (the “Current Agreement”). At a meeting of the Board of Directors of the Advisor on April 22, 2020, the Board approved new investment advisory agreements for the Series (“New Agreement“), that require shareholder approval to take effect. Shareholders are being asked to approve the New Agreement through a proxy statement that was filed on May 15, 2020, which will enable the Advisor to continue to serve the Series. Terms of the New Agreement are the same as the Current Agreement, therefore there are no changes in fees paid to the Advisor.

In relation to the termination of the Current Agreement, at a meeting of the Board of Directors of the Advisor on April 17, 2020, the Board approved an interim advisory agreement which became effective on May 11, 2020 with the closing of the Transaction, allowing the Advisor to continue to provide investment advisory services for each Series for up to 150 days between termination of the Current Agreement and shareholder approval of the New Agreement. Terms of the interim advisory agreement is the same as the Current Agreement, therefore there are no changes in fees paid to the Advisor.

 21

Disciplined Value Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 21, 2019, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on October 25, 2019 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

•	The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•	The Board considered the Advisor’s investments teams, including changes to the investment teams and investment team’s compensation during the past year, and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. Representatives of the Advisor discussed improved performance for many of the Series over the one- and three-year time periods ending September 30, 2019. The Board discussed with Representatives of the Advisor, performance challenges that continue to impact the three- and five-year performance of certain Fund’s strategies resulting from periods of underperformance in 2014 and 2016. After discussion, the Board acknowledged the improved short term performance of many of the Series and concluded that notwithstanding the performance challenges that continue to impact certain Series, the nature and quality of the investment management services provided by the Advisor to the Fund supported the renewal of the agreement.

•	The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. Representatives of the Advisor discussed the multi-year fee restructuring initiative which was completed by the Advisor on March 1, 2019 to increase the competitiveness of the Fund’s fees. The fee

 22

Disciplined Value Series

Renewal of Investment Advisory Agreement

(unaudited)

restructuring project also resulted in a set of standardized share classes to help support the Fund’s distribution efforts across client types and varying intermediary distribution models.

•	The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 26 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

•	The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

•	The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. The Board acknowledged that the fee restructuring project completed on March 1, 2019 reduced the expense ratios for shareholders in many Series. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•	The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

 23

Disciplined Value Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management across open-end investment companies and reduce the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Board of Directors (the “Board”), including a majority of Directors who are not interested persons, of Manning & Napier Fund, Inc. and each of its series (each “a Fund” or collectively, the “Funds”) met on February 13, 2020 (the “Meeting”) to review the Liquidity Risk Management Program (the “Program”) of the Funds, in accordance with the requirements of the Liquidity Rule. The Board appointed the Liquidity Risk Management Committee (the “Committee”), in conjunction with the Fund’s investment advisor, Manning & Napier Advisors, LLC (“MNA”), to administer the Program and review it no less than annually.

At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including an evaluation of any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Review Period”).

The Report described the Committee’s review of and conclusions around each factor that the Fund must consider to assess, manage and review its Liquidity Risk. Additionally, the Report discussed the Committee’s management of the Program, including an evaluation of the Program’s methodology for classifying each portfolio investment into one of four liquidity buckets. As part of this evaluation the Committee re-affirmed that each Fund operated as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the Report highlighted the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s 15% limit on a Fund’s acquisition of Illiquid Investments.

There were no material changes to the Program during the Review Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

 24

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 25

Disciplined Value Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDIV-04/20-SAR

Manning & Napier Fund, Inc.

Overseas Series

Beginning on June 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Overseas Series

Shareholder Expense Example
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$ 939.40	$5.06	1.05%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.64	$5.27	1.05%
Class I
Actual	$1,000.00	$ 940.70	$3.62	0.75%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.13	$3.77	0.75%
Class W
Actual	$1,000.00	$ 943.90	$0.24	0.05%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.61	$0.25	0.05%
Class Z
Actual	$1,000.00	$ 941.10	$3.14	0.65%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.63	$3.27	0.65%

1 Expenses are equal to the Series’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Overseas Series

Portfolio Composition as of April 30, 2020
(unaudited)

Country Allocation[1,2]

1As a percentage of net assets. [2]Allocations are based on country of risk.

Sector Allocation[3]

3As a percentage of net assets.

2

Overseas Series

Investment Portfolio - April 30, 2020
(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 95.8%

Communication Services - 11.9%
Entertainment - 5.0%
Nexon Co. Ltd. (Japan)	1,031,000	$16,646,516
Sea Ltd. - ADR (Taiwan)*	156,325	8,688,543
		25,335,059
Interactive Media & Services - 4.0%
Auto Trader Group plc (United Kingdom)[1]	860,890	4,955,693
Tencent Holdings Ltd. - Class H (China)	289,900	15,239,880
		20,195,573
Media - 2.9%
Quebecor, Inc. - Class B (Canada)	300,868	6,551,463
Shaw Communications, Inc. -
Class B (Canada)	515,255	8,406,510
		14,957,973
Total Communication Services		60,488,605
Consumer Discretionary - 16.2%
Hotels, Restaurants & Leisure - 3.3%
Aristocrat Leisure Ltd. (Australia)	385,985	6,330,057
Restaurant Brands International, Inc. (Canada)	211,040	10,404,272
		16,734,329
Household Durables - 3.0%
Nikon Corp. (Japan)	809,300	7,527,964
Sony Corp. (Japan)	116,500	7,497,254
		15,025,218
Internet & Direct Marketing Retail - 2.8%
Alibaba Group Holding Ltd. - ADR (China)*	69,165	14,017,670
Multiline Retail - 1.5%
B&M European Value Retail S.A. (United Kingdom)	1,837,945	7,686,148
Specialty Retail - 1.5%
Industria de Diseno Textil S.A. (Spain)	295,550	7,569,777
Textiles, Apparel & Luxury Goods - 4.1%
adidas AG (Germany)	32,640	7,472,389
lululemon athletica, Inc. (United States)*	60,545	13,530,597
		21,002,986
Total Consumer Discretionary		82,036,128

Consumer Staples - 15.8%
Beverages - 4.6%
Ambev S.A. - ADR (Brazil)	1,408,551	3,028,385
Anheuser-Busch InBev S.A./N.V. (Belgium)	187,395	8,727,031

The accompanying notes are an integral part of the financial statements.

3

Overseas Series

Investment Portfolio - April 30, 2020
(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Diageo plc (United Kingdom)	336,055	$11,570,264
		23,325,680
Food Products - 6.5%
Danone S.A. (France)	177,220	12,351,768
Nestle S.A. (Switzerland)	193,665	20,511,066
		32,862,834
Personal Products - 4.7%
Beiersdorf AG (Germany)	75,796	7,930,448
Unilever plc - ADR (United Kingdom)	310,470	16,104,079
		24,034,527
Total Consumer Staples		80,223,041

Energy - 8.1%
Energy Equipment & Services - 1.3%
Schlumberger Ltd. (United States)	398,855	6,708,741
Oil, Gas & Consumable Fuels - 6.8%
BP plc - ADR (United Kingdom)	83,320	1,983,016
Cameco Corp. (Canada)	1,048,960	10,447,642
Royal Dutch Shell plc - Class B - ADR (Netherlands)	58,360	1,865,769
TOTAL S.A. - ADR (France)	224,060	7,875,709
Tourmaline Oil Corp. (Canada)	1,237,605	12,269,801
		34,441,937
Total Energy		41,150,678

Financials - 10.1%
Banks - 3.9%
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	261,985	5,766,290
FinecoBank Banca Fineco S.p.A. (Italy)	1,241,150	13,828,486
		19,594,776
Capital Markets - 2.7%
Deutsche Boerse AG (Germany)	88,620	13,739,566
Insurance - 3.5%
Admiral Group plc (United Kingdom)	494,940	14,442,568
Hastings Group Holdings plc (United Kingdom)[1]	1,458,830	3,353,231
		17,795,799
Total Financials		51,130,141

Health Care - 15.1%
Health Care Equipment & Supplies - 8.7%
Alcon, Inc. (Switzerland)*	218,088	11,517,227
Getinge AB - Class B (Sweden)	467,995	8,970,200

The accompanying notes are an integral part of the financial statements.

4

Overseas Series

Investment Portfolio - April 30, 2020
(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Medtronic plc (United States)	121,295	$11,842,031
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	7,632,000	11,594,110
		43,923,568
Life Sciences Tools & Services - 2.0%
Gerresheimer AG (Germany)	126,360	10,049,366
Pharmaceuticals - 4.4%
Novartis AG - ADR (Switzerland)	166,395	14,098,648
Perrigo Co. plc (United States)	158,110	8,427,263
		22,525,911
Total Health Care		76,498,845

Industrials - 9.8%
Aerospace & Defense - 0.7%
Airbus SE (France)*	58,610	3,711,115
Airlines - 3.2%
easyJet plc (United Kingdom)	891,075	6,749,599
Ryanair Holdings plc - ADR (Ireland)*	147,640	9,370,711
		16,120,310
Commercial Services & Supplies - 1.2%
Bingo Industries Ltd. (Australia)	4,003,590	6,063,397
Machinery - 1.2%
The Weir Group plc (United Kingdom)	511,406	6,111,609
Trading Companies & Distributors - 1.5%
Brenntag AG (Germany)	171,160	7,749,811
Transportation Infrastructure - 2.0%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	848,900	3,106,986
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	52,745	3,270,190
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	34,910	3,480,876
		9,858,052
Total Industrials		49,614,294

Information Technology - 6.3%
IT Services - 2.9%
Accenture plc - Class A (United States)	41,070	7,605,753
Adyen N.V. (Netherlands)*[1]	4,010	3,960,212
Keywords Studios plc (Ireland)	154,817	3,101,501
		14,667,466
Technology Hardware, Storage & Peripherals - 3.4%
Samsung Electronics Co. Ltd. (South Korea)	424,110	17,438,370
Total Information Technology		32,105,836

The accompanying notes are an integral part of the financial statements.

5

Overseas Series

Investment Portfolio - April 30, 2020
(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials - 2.5%
Chemicals - 1.4%
Akzo Nobel N.V. (Netherlands)	92,468	$7,017,412
Metals & Mining - 1.1%
Lundin Mining Corp. (Chile)	1,137,258	5,572,111
Total Materials		12,589,523

TOTAL COMMON STOCKS
(Identified Cost $520,205,381)		485,837,091

SHORT-TERM INVESTMENT - 2.9%

Dreyfus Government Cash Management, Institutional Shares, 0.17%[2]
(Identified Cost $14,701,740)	14,701,740	14,701,740

TOTAL INVESTMENTS - 98.7%
(Identified Cost $534,907,121)		500,538,831
OTHER ASSETS, LESS LIABILITIES - 1.3%		6,795,142
NET ASSETS - 100%		$507,333,973

ADR - American Depositary Receipt

*Non-income producing security.

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $12,269,136, or 2.4% of the Series’ net assets as of April 30, 2020.

2Rate shown is the current yield as of April 30, 2020.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following country:

United Kingdom - 14.4%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Overseas Series

Statement of Assets & Liabilities
April 30, 2020 (unaudited)

ASSETS:

Investments, at value (identified cost $534,907,121) (Note 2)	$500,538,831
Foreign tax reclaims receivable	8,085,646
Dividends receivable	706,480
Receivable for fund shares sold	312,030
Receivable for securities sold	13,961
Prepaid expenses	45,669

TOTAL ASSETS	509,702,617

LIABILITIES:

Accrued management fees (Note 3)	101,809
Accrued sub-transfer agent fees (Note 3)	43,668
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	33,447
Accrued fund accounting and administration fees (Note 3)	25,947
Accrued Chief Compliance Officer service fees (Note 3)	956
Payable for securities purchased	1,791,934
Payable for fund shares repurchased	268,547
Other payables and accrued expenses	102,336

TOTAL LIABILITIES	2,368,644

TOTAL NET ASSETS	$507,333,973

NET ASSETS CONSIST OF:

Capital stock	$226,068
Additional paid-in-capital	1,053,206,074
Total distributable earnings (loss)	(546,098,169)

TOTAL NET ASSETS	$507,333,973

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($170,054,672/7,589,369 shares)	$22.41

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($71,008,405/3,169,722 shares)	$22.40

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($222,111,000/9,876,945 shares)	$22.49

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($44,159,896/1,970,718 shares)	$22.41

The accompanying notes are an integral part of the financial statements.

7

Overseas Series

Statement of Operations

For the Six Months Ended April 30, 2020 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $628,844)	$5,321,374

EXPENSES:

Management fees (Note 3)	1,699,659
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	249,611
Sub-transfer agent fees (Note 3)	171,070
Fund accounting and administration fees (Note 3)	52,697
Directors’ fees (Note 3)	28,394
Chief Compliance Officer service fees (Note 3)	1,438
Custodian fees	41,184
Miscellaneous	187,629

Total Expenses	2,431,682
Less reduction of expenses (Note 3)	(876,329)

Net Expenses	1,555,353

NET INVESTMENT INCOME	3,766,021

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(13,001,626)
Foreign currency and translation of other assets and liabilities	11,867

(12,989,759)

Net change in unrealized appreciation (depreciation) on-
Investments	(25,528,161)
Foreign currency and translation of other assets and liabilities	114,078

(25,414,083)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(38,403,842)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,637,821)

The accompanying notes are an integral part of the financial statements.

8

Overseas Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,766,021	$10,501,785
Net realized gain (loss) on investments and foreign currency	(12,989,759)	1,194,815
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(25,414,083)	46,982,758

Net increase (decrease) from operations	(34,637,821)	58,679,358

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(2,602,504)	(4,153,199)
Class I	(1,458,826)	(1,010,826)
Class W	(5,369,336)	—
Class Z	(895,797)	(963,827)

Total distributions to shareholders	(10,326,463)	(6,127,852)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	47,455,195	(293,849,911)

Net increase (decrease) in net assets	2,490,911	(241,298,405)

NET ASSETS:

Beginning of period	504,843,062	746,141,467

End of period	$507,333,973	$504,843,062

The accompanying notes are an integral part of the financial statements.

9

Overseas Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19	FOR THE PERIOD 9/21/18[1]TO 10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$24.14	$22.17	$24.72
Income (loss) from investment operations:
Net investment income[2]	0.10	0.35	0.01
Net realized and unrealized gain (loss) on investments	(1.52)	1.81	(2.56)
Total from investment operations	(1.42)	2.16	(2.55)
Less distributions to shareholders:
From net investment income	(0.31)	(0.19)	—
Net asset value - End of period	$22.41	$24.14	$22.17
Net assets - End of period (000’s omitted)	$170,055	$272,760	$500,950
Total return[3]	(6.06%)	9.88%	(10.32%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[4]	1.05%	1.05%[4]
Net investment income	0.80%[4]	1.55%	0.38%[4]
Series portfolio turnover	41%	43%	34%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.05%[4]	0.04%	0.06%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Overseas Series

Financial Highlights - Class I*

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$24.22	$22.18	$24.73	$20.88	$21.34	$24.31
Income (loss) from investment operations:
Net investment income[1]	0.14	0.42	0.41	0.26	0.32	0.32
Net realized and unrealized gain (loss) on investments	(1.52)	1.81	(2.51)	3.94	(0.41)	(1.14)
Total from investment operations	(1.38)	2.23	(2.10)	4.20	(0.09)	(0.82)
Less distributions to shareholders:
From net investment income	(0.44)	(0.19)	(0.45)	(0.35)	(0.37)	(0.36)
From net realized gain on investments	—	—	—	—	—	(1.79)
Total distributions to shareholders	(0.44)	(0.19)	(0.45)	(0.35)	(0.37)	(2.15)
Net asset value - End of period	$22.40	$24.22	$22.18	$24.73	$20.88	$21.34
Net assets - End of period (000’s omitted)	$71,008	$74,325	$140,653	$755,482	$933,605	$1,725,278
Total return[2]	(5.93% )	10.18%	(8.69%)	20.49%[3]	(0.35%)	(3.02%)
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.75%[4]	0.75%	0.75%	0.75%	0.75%	0.74%
Net investment income	1.14%[4]	1.86%	1.62%	1.16%	1.54%	1.41%
Series portfolio turnover	41%	43%	34%	44%	37%	59%

*Effective March 1, 2017, Class A shares of the Series have been redesignated as Class I shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.04%[4]	0.05%	0.02%	0.02%	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Includes litigation proceeds. Excluding this amount, the Series’ total return is 20.10%.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Overseas Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE PERIOD 3/1/19[1]TO 10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$24.31	$22.95
Income from investment operations:
Net investment income[2]	0.22	0.35
Net realized and unrealized gain (loss) on investments	(1.51)	1.01
Total from investment operations	(1.29)	1.36
Less distributions to shareholders:
From net investment income	(0.53)	—
Net asset value - End of period	$22.49	$24.31
Net assets - End of period (000’s omitted)	$222,111	$107,192
Total return[3]	(5.61%)	5.93%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.05%	0.05%
Net investment income[4]	1.84%	2.23%
Series portfolio turnover	41%	43%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount4:

0.66%	0.67%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

Overseas Series

Financial Highlights - Class Z

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19	FOR THE PERIOD 5/1/18[1]TO 10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$24.24	$22.19	$24.85
Income (loss) from investment operations:
Net investment income[2]	0.15	0.44	0.13
Net realized and unrealized gain (loss) on investments	(1.52)	1.82	(2.79)
Total from investment operations	(1.37)	2.26	(2.66)
Less distributions to shareholders:
From net investment income	(0.46)	(0.21)	—
Net asset value - End of period	$22.41	$24.24	$22.19
Net assets - End of period (000’s omitted)	$44,160	$50,566	$104,538
Total return[3]	(5.89%)	10.36%	(10.71%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.65%[4]	0.65%	0.65%[4]
Net investment income	1.24%[4]	1.95%	1.04%[4]
Series portfolio turnover	41%	43%	34%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.06%[4]	0.07%	0.09%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

Overseas Series

Notes to Financial Statements

(unaudited)

1.	Organization

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Series is authorized to issue four classes of shares (Class I, S, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2020, 8.9 billion shares have been designated in total among 31 series, of which 200 million have been designated as Overseas Series Class I common stock, 400 million have been designated as Overseas Series Class S common stock, 75 million have been designated as Overseas Series Class W common stock and 100 million have been designated as Overseas Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities

14

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$60,488,605	$23,646,516	$36,842,089	$—
Consumer Discretionary	82,036,128	37,952,539	44,083,589	—
Consumer Staples	80,223,041	19,132,464	61,090,577	—
Energy	41,150,678	41,150,678	—	—
Financials	51,130,141	5,766,290	45,363,851	—
Health Care	76,498,845	45,885,169	30,613,676	—
Industrials	49,614,294	19,228,763	30,385,531	—
Information Technology	32,105,836	7,605,753	24,500,083	—
Materials	12,589,523	5,572,111	7,017,412	—
Short-Term Investment	14,701,740	14,701,740	—	—
Total assets	$500,538,831	$220,642,023	$279,896,808	$—

#Includes certain equity foreign securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2019 or April 30, 2020.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

15

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2020, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2016 through October 31, 2019. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

16

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.75% of the average daily net assets of the Class I shares, 0.80% of the average daily net assets of the Class S shares, 0.65% of the average daily net assets of the Class Z shares, and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $724,260 in management fees for Class W shares for the six months ended April 30, 2020. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $50,026, $15,480, $72,314, and $14,249 and for Class S, Class I, Class W, and Class Z shares, respectively, for the six months ended April 30, 2020. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2020, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of April 30, 2020, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2022	2023
Class I	$29,951	$15,480
Class S	115,448	50,026
Class W	45,443	72,314
Class Z	25,315	14,249

17

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2020, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $268,469,797 and $213,057,376, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Overseas Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	76,078	$1,801,784	869,816	$19,478,947
Reinvested	95,968	2,480,784	192,957	3,994,201
Repurchased	(3,880,492)	(94,083,033)	(12,359,269)	(283,363,765)
Total	(3,708,446)	$(89,800,465)	(11,296,496)	$(259,890,617)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	391,452	$9,654,539	730,015	$16,835,516
Reinvested	56,083	1,447,500	43,918	909,540
Repurchased	(346,215)	(8,250,047)	(4,048,251)	(91,847,425)
Total	101,320	$2,851,992	(3,274,318)	$(74,102,369)

CLASS W	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	6,294,010	$155,564,368	4,947,620	$114,167,181
Reinvested	199,053	5,144,109	—	—
Repurchased	(1,025,550)	(23,404,526)	(538,188)	(12,608,460)
Total	5,467,513	$137,303,951	4,409,432	$101,558,721

18

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	9,172	$225,682	183,003	$4,382,553
Reinvested	34,697	895,532	46,562	963,827
Repurchased	(159,459)	(4,021,497)	(2,854,771)	(66,762,026)
Total	(115,590)	$(2,900,283)	(2,625,206)	$(61,415,646)

At April 30, 2020, the Advisor and its affiliates owned 0.7% of the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2020 unless extended or renewed. During the six months ended April 30, 2020, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2020.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2019 were as follows:

Ordinary income      $6,127,852

19

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

At April 30, 2020, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$542,012,055
Unrealized appreciation	44,962,428
Unrealized depreciation	(86,435,652)
Net unrealized depreciation	$(41,473,224)

At October 31, 2019, the Series had net short-term capital loss carryforwards of $53,306,525 and net long-term capital loss carryforwards of $439,507,914, which may be carried forward indefinitely.

10.  Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Funds performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds service providers and disrupt the Funds operations. Management of the Fund will continue to monitor the impact of COVID-19.

11.  Subsequent Events

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through June 17, 2020, the date the financial statements were issued, and the following item was noted:

In March of this year, William Manning, who is the co-founder of Manning & Napier, Inc. (“MN Inc.”), which is the ultimate parent company of the Advisor, delivered to the company an exchange notice under the terms of the exchange agreement (the “Exchange Agreement”) that was entered into at the time that MN Inc. became a public company in 2011. Pursuant to the Exchange Agreement, Mr. Manning was able to tender the entirety of his private interests in Manning & Napier Group, LLC (“MN Group”), the managing member of the Advisor, exchangeable for cash or shares of MN Inc. Class A common stock. On April 9, 2020, MN Inc. delivered to Mr. Manning a letter indicating that, as permitted under the Exchange Agreement, it would satisfy Mr. Manning’s exchange request by purchasing all of Mr. Manning’s private interests in MN Group (the “Transaction”). The Transaction, which settled on May 11, 2020, divested Mr. Manning’s entirely of his ownership interest in MN Group. Mr. Manning also served as the Chairman of the Board of Directors of MN Inc. through June 10, 2020 and did not stand for reelection.

The Transaction may be deemed to result in a change of control of the Advisor, under the 1940 Act, which results in the assignment and automatic termination of the investment advisory agreements pursuant to which the Advisor provides investment advisory services to the Series (the “Current Agreement”). At a meeting of the Board of Directors of the Advisor on April 22, 2020, the Board approved new investment advisory agreements for the Series (“New Agreement”), that require shareholder approval to take effect. Shareholders are being asked to approve the New Agreement through a proxy statement that was filed on May 15, 2020, which will enable the Advisor to continue to serve the Series. Terms of the New Agreement are the same as the Current Agreement, therefore there are no changes in fees paid to the Advisor.

In relation to the termination of the Current Agreement, at a meeting of the Board of Directors of the Advisor on April 17, 2020, the Board approved an interim advisory agreement which became effective on May 11, 2020 with the closing of the Transaction, allowing the Advisor to continue to provide investment advisory services for each Series for up to 150 days between termination

20

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

11.  Subsequent Events (continued)

of the Current Agreement and shareholder approval of the New Agreement. Terms of the interim advisory agreement is the same as the Current Agreement, therefore there are no changes in fees paid to the Advisor.

21

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 21, 2019, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on October 25, 2019 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

●

The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

●

The Board considered the Advisor’s investments teams, including changes to the investment teams and investment team’s compensation during the past year, and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. Representatives of the Advisor discussed improved performance for many of the Series over the one- and three-year time periods ending September 30, 2019. The Board discussed with Representatives of the Advisor, performance challenges that continue to impact the three- and five-year performance of certain Fund’s strategies resulting from periods of underperformance in 2014 and 2016. After discussion, the Board acknowledged the improved short term performance of many of the Series and concluded that notwithstanding the performance challenges that continue to impact certain Series, the nature and quality of the investment management services provided by the Advisor to the Fund supported the renewal of the agreement.

●

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. Representatives of the Advisor discussed the multi-year fee restructuring initiative which was completed by the Advisor on March 1, 2019 to increase the competitiveness of the Fund’s fees. The fee

22

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

restructuring project also resulted in a set of standardized share classes to help support the Fund’s distribution efforts across client types and varying intermediary distribution models.

●

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 26 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

●

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

●

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. The Board acknowledged that the fee restructuring project completed on March 1, 2019 reduced the expense ratios for shareholders in many Series. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

●

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

23

Overseas Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management across open-end investment companies and reduce the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Board of Directors (the “Board”), including a majority of Directors who are not interested persons, of Manning & Napier Fund, Inc. and each of its series (each “a Fund” or collectively, the “Funds”) met on February 13, 2020 (the “Meeting”) to review the Liquidity Risk Management Program (the “Program”) of the Funds, in accordance with the requirements of the Liquidity Rule. The Board appointed the Liquidity Risk Management Committee (the “Committee”), in conjunction with the Fund’s investment advisor, Manning & Napier Advisors, LLC (“MNA”), to administer the Program and review it no less than annually.

At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including an evaluation of any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Review Period”).

The Report described the Committee’s review of and conclusions around each factor that the Fund must consider to assess, manage and review its Liquidity Risk. Additionally, the Report discussed the Committee’s management of the Program, including an evaluation of the Program’s methodology for classifying each portfolio investment into one of four liquidity buckets. As part of this evaluation the Committee re-affirmed that each Fund operated as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the Report highlighted the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s 15% limit on a Fund’s acquisition of Illiquid Investments.

There were no material changes to the Program during the Review Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

24

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25

Overseas Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOVS-04/20-SAR

www.manning-napier.com

Manning & Napier Fund, Inc.

Pro-Blend® Conservative Term Series
Pro-Blend® Moderate Term Series
Pro-Blend® Extended Term Series
Pro-Blend® Maximum Term Series

Beginning on June 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Shareholder Expense Example - Pro-Blend® Conservative Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,010.90	$4.35	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.37	0.87%
Class I
Actual	$1,000.00	$1,012.90	$3.10	0.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.12	0.62%
Class R
Actual	$1,000.00	$1,010.10	$5.25	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.64	$5.27	1.05%
Class L
Actual	$1,000.00	$1,008.10	$7.69	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$7.72	1.54%
Class W
Actual	$1,000.00	$1,014.50	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.47	$0.40	0.08%

Shareholder Expense Example - Pro-Blend® Conservative Term Series

(unaudited)

1Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Conservative Term Series

As of April 30, 2020 (unaudited)

Asset Allocation[1]

1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]
Communication Services	7.4%
Financials	6.7%
Consumer Discretionary	6.1%
Real Estate	5.8%
Industrials	5.4%
Health Care	5.1%
Information Technology	5.1%
Consumer Staples	4.8%
Energy	4.6%
Materials	0.9%
Utilities	0.6%

[4]Including common stocks and corporate bonds, as a percentage of total investments.
Top Five Stock Holdings[5]
Johnson & Johnson	0.9%
Booking Holdings, Inc.	0.9%
Mastercard, Inc. - Class A	0.9%
Unilever plc - ADR (United Kingdom)	0.9%
Visa, Inc. - Class A	0.8%

5As a percentage of total investments.
Top Five Bond Holdings[6]
U.S. Treasury Note, 2.50%, 8/15/2023	5.1%
U.S. Treasury Floating Rate Note, (3 mo. US Treasury Bill Yield + 0.300%), 0.41%, 10/31/2021	3.5%
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026	3.2%
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024	2.2%
U.S. Treasury Note, 2.125%, 5/15/2025	2.0%

6As a percentage of total investments.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 30.2%

Communication Services - 3.1%
Entertainment - 1.4%
Activision Blizzard, Inc.[1]	46,080	$2,936,678
Electronic Arts, Inc.*[1]	19,910	2,274,917
Nexon Co. Ltd. (Japan)	278,700	4,499,887
The Walt Disney Co.	16,525	1,787,179
		11,498,661

Interactive Media & Services - 1.4%
Alphabet, Inc. - Class A*	3,020	4,067,034
Alphabet, Inc. - Class C*	620	836,169
Facebook, Inc. - Class A*	16,920	3,463,693
Tencent Holdings Ltd. - Class H (China)	57,800	3,038,514
		11,405,410

Media - 0.3%
Charter Communications, Inc. -Class A*	1,960	970,651
Comcast Corp. - Class A	46,104	1,734,894
		2,705,545
Total Communication Services		25,609,616

Consumer Discretionary - 3.1%
Automobiles - 0.1%
Honda Motor Co. Ltd. - ADR (Japan)	40,462	973,111

Hotels, Restaurants & Leisure - 0.1%
Hilton Worldwide Holdings, Inc.	2,710	205,174
Wyndham Hotels & Resorts, Inc.	7,235	272,832
		478,006

Household Durables - 0.4%
Nikon Corp. (Japan)	189,400	1,761,765
Sony Corp. - ADR (Japan)	24,580	1,579,265
		3,341,030

Internet & Direct Marketing Retail - 1.6%
Alibaba Group Holding Ltd. - ADR (China)*	7,270	1,473,411
Amazon.com, Inc.*	1,860	4,601,640
Booking Holdings, Inc.*	5,010	7,417,656
		13,492,707

Multiline Retail - 0.2%
Dollar Tree, Inc.*	17,875	1,424,101

Specialty Retail - 0.3%
The Home Depot, Inc.	13,305	2,924,838

Textiles, Apparel & Luxury Goods - 0.4%
adidas AG (Germany)	6,565	1,502,948

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
lululemon athletica, Inc.*	7,140	$1,595,647
		3,098,595
Total Consumer Discretionary		25,732,388

Consumer Staples - 3.8%
Beverages - 1.2%
Anheuser-Busch InBev S.A./N.V. (Belgium)	36,950	1,720,771
The Coca-Cola Co.	81,760	3,751,966
Diageo plc - ADR (United Kingdom)	7,722	1,070,655
Diageo plc (United Kingdom)	42,320	1,457,064
PepsiCo, Inc.	11,915	1,576,235
		9,576,691

Food & Staples Retailing - 0.3%
Walmart, Inc.	23,136	2,812,181

Food Products - 1.1%
General Mills, Inc.	17,590	1,053,465
The Hershey Co.	5,260	696,582
Mondelez International, Inc. -Class A	85,059	4,375,435
Nestle S.A. (Switzerland)	29,520	3,126,464
		9,251,946

Household Products - 0.3%
Colgate-Palmolive Co.	19,651	1,380,876
Kimberly-Clark Corp.	7,194	996,225
		2,377,101

Personal Products - 0.9%
Unilever plc - ADR (United Kingdom)	134,711	6,987,460
Total Consumer Staples		31,005,379

Energy - 1.8%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	46,710	785,662

Oil, Gas & Consumable Fuels - 1.7%
Cabot Oil & Gas Corp.	186,845	4,039,589
Chevron Corp.	6,960	640,320
Concho Resources, Inc.	13,850	785,572
ConocoPhillips	33,680	1,417,928
EOG Resources, Inc.	33,830	1,607,263
Exxon Mobil Corp.	28,000	1,301,160
Pioneer Natural Resources Co.	9,360	835,942
Royal Dutch Shell plc - Class B -ADR (Netherlands)	13,510	431,915

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
TOTAL S.A. - ADR (France)	73,843	$2,595,581
		13,655,270
Total Energy		14,440,932

Financials - 2.8%
Banks - 1.4%
Bank of America Corp.	101,938	2,451,609
Citigroup, Inc.	30,590	1,485,450
JPMorgan Chase & Co.	27,820	2,664,043
The PNC Financial Services Group, Inc.	6,508	694,208
Truist Financial Corp.	28,511	1,064,031
U.S. Bancorp	29,758	1,086,167
Wells Fargo & Co.	63,149	1,834,478
		11,279,986

Capital Markets - 0.9%
Cboe Global Markets, Inc.[1]	24,280	2,412,946
CME Group, Inc.	7,920	1,411,423
Intercontinental Exchange, Inc.	16,580	1,483,081
Moody’s Corp.	5,045	1,230,476
S&P Global, Inc.	4,110	1,203,737
		7,741,663

Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. - Class B* .	16,340	3,061,462

Insurance - 0.1%
Chubb Ltd.	8,083	873,045
Total Financials		22,956,156

Health Care - 4.3%
Biotechnology - 0.9%
AbbVie, Inc.	23,724	1,950,113
BioMarin Pharmaceutical, Inc.*	20,610	1,896,532
Gilead Sciences, Inc.	25,721	2,160,564
Incyte Corp.*	9,570	934,606
		6,941,815

Health Care Equipment & Supplies - 0.6%
Alcon, Inc. (Switzerland)*	26,000	1,373,060
Medtronic plc	36,964	3,608,795
		4,981,855

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	4,640	1,552,915

Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.[1]	36,192	2,200,836
Eli Lilly & Co.	10,209	1,578,720
Johnson & Johnson	50,315	7,549,263

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	34,337	$2,724,298
Novartis AG - ADR (Switzerland)	52,160	4,419,517
Pfizer, Inc.	77,115	2,958,131
		21,430,765
Total Health Care		34,907,350

Industrials - 2.6%
Aerospace & Defense - 0.6%
General Dynamics Corp.	5,681	742,052
Lockheed Martin Corp.	5,175	2,013,386
Raytheon Technologies Corp.	25,219	1,634,443
		4,389,881

Airlines - 0.5%
easyJet plc (United Kingdom)	210,245	1,592,537
Ryanair Holdings plc - ADR (Ireland)*	42,320	2,686,050
		4,278,587

Commercial Services & Supplies - 0.3%
Copart, Inc.*	21,420	1,715,956
Waste Management, Inc.	9,503	950,490
		2,666,446

Electrical Equipment - 0.2%
Eaton Corp. plc	10,106	843,851
Emerson Electric Co.	15,726	896,854
		1,740,705

Industrial Conglomerates - 0.4%
3M Co.	10,384	1,577,537
Honeywell International, Inc.	12,082	1,714,436
		3,291,973

Machinery - 0.3%
Caterpillar, Inc.	10,645	1,238,865
Illinois Tool Works, Inc.	6,874	1,117,025
		2,355,890

Road & Rail - 0.3%

Canadian National Railway Co. (Canada)	10,586	877,262
Union Pacific Corp.	11,514	1,839,822
		2,717,084
Total Industrials		21,440,566

Information Technology - 5.1%
Communications Equipment - 0.3%
Cisco Systems, Inc.	59,337	2,514,702

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 2.5%
Accenture plc - Class A	7,383	$1,367,258
Automatic Data Processing, Inc.	6,066	889,822
International Business Machines Corp.	15,018	1,885,660
Mastercard, Inc. - Class A	26,265	7,222,087
PayPal Holdings, Inc.*	19,770	2,431,710
Switch, Inc. - Class A	14,517	249,257
Visa, Inc. - Class A1	34,595	6,182,818
		20,228,612

Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	48,410	2,903,632
Micron Technology, Inc.*	82,700	3,960,503
QUALCOMM, Inc.	14,793	1,163,765
Texas Instruments, Inc.	16,001	1,857,236
		9,885,136

Software - 1.1%
Microsoft Corp.	17,820	3,193,522
Oracle Corp.	31,396	1,663,046
salesforce.com, Inc.*	14,920	2,416,294
ServiceNow, Inc.*[1]	5,250	1,845,585
		9,118,447
Total Information Technology		41,746,897

Materials - 0.7%
Chemicals - 0.3%
FMC Corp.	17,965	1,650,984
Linde plc (United Kingdom)	6,579	1,210,470
		2,861,454

Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	231,395	3,089,123

Total Materials		5,950,577
Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITS) - 2.9%
Acadia Realty Trust	11,025	136,600
Agree Realty Corp.	2,500	162,775
Alexandria Real Estate Equities, Inc.	1,805	283,547
American Campus Communities, Inc.	11,173	394,295
American Homes 4 Rent - Class A	16,660	402,172
American Tower Corp.	8,080	1,923,040
Americold Realty Trust	12,150	371,669
Apartment Investment & Management Co. - Class A	7,822	294,655
AvalonBay Communities, Inc.	3,375	549,956

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Boston Properties, Inc.	1,786	$173,563
Brandywine Realty Trust	16,385	182,857
Camden Property Trust	5,925	521,815
Community Healthcare Trust, Inc.	6,040	224,688
CoreSite Realty Corp.	1,125	136,339
Cousins Properties, Inc.	15,846	478,074
Crown Castle International Corp.	2,360	376,255
Digital Realty Trust, Inc.	5,312	794,091
Douglas Emmett, Inc.	8,895	271,209
Duke Realty Corp.	10,838	376,079
Equinix, Inc.	6,177	4,170,710
Equity LifeStyle Properties, Inc.	8,010	483,083
Equity Residential	5,430	353,276
Essex Property Trust, Inc.	909	221,887
Extra Space Storage, Inc.	1,360	120,006
First Industrial Realty Trust, Inc.	4,590	173,364
Getty Realty Corp.	5,255	142,726
Healthcare Realty Trust, Inc.	6,000	176,340
Healthcare Trust of America, Inc. - Class A	4,075	100,367
Healthpeak Properties, Inc.	14,175	370,534
Hibernia REIT plc (Ireland)	121,315	157,804
Host Hotels & Resorts, Inc.	9,363	115,259
Invitation Homes, Inc.	23,495	555,657
Jernigan Capital, Inc.	14,340	189,288
Kilroy Realty Corp.	7,726	481,021
Life Storage, Inc.	1,200	105,108
Mid-America Apartment Communities, Inc.	2,690	301,065
National Retail Properties, Inc.	4,515	147,370
Physicians Realty Trust	11,230	173,167
Prologis, Inc.	19,653	1,753,637
Public Storage	2,630	487,734
Realty Income Corp.	2,870	157,620
Rexford Industrial Realty, Inc.	6,650	270,788
SBA Communications Corp.	7,350	2,130,912
STAG Industrial, Inc.	6,800	178,500
STORE Capital Corp.	7,435	149,220
Sun Communities, Inc.	6,000	806,400
Sunstone Hotel Investors, Inc.	8,985	82,572
Terreno Realty Corp.	1,870	102,513
UDR, Inc.	4,618	173,036
Urban Edge Properties	12,855	147,832

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE	SHARES/
TERM SERIES	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Welltower, Inc.	7,303	$374,133
Total Real Estate		23,406,608

TOTAL COMMON STOCKS
(Identified Cost $225,123,518)		247,196,469

CORPORATE BONDS - 22.4%

Non-Convertible Corporate Bonds - 22.4%
Communication Services - 4.3%
Diversified Telecommunication Services - 1.5%
AT&T, Inc., 4.25%, 3/1/2027	2,480,000	2,733,050
Verizon Communications, Inc., 5.25%, 3/16/2037	7,160,000	9,537,108
		12,270,158

Interactive Media & Services - 0.8%
Tencent Holdings Ltd. (China)[3], 3.975%, 4/11/2029	6,120,000	6,885,332

Media - 1.9%
Altice Financing S.A. (Luxembourg)[3], 7.50%, 5/15/2026	165,000	172,013
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 4.50%, 8/15/2030	165,000	167,112
Comcast Corp., 3.25%, 11/1/2039	6,150,000	6,700,421
Discovery Communications LLC, 5.20%, 9/20/2047	6,640,000	7,562,668
LCPR Senior Secured Financing DAC[3], 6.75%, 10/15/2027	200,000	207,920
Sirius XM Radio, Inc.[3], 4.625%, 7/15/2024	160,000	163,136
Townsquare Media, Inc.[3], 6.50%, 4/1/2023	175,000	154,718
		15,127,988

Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc., 7.00%, 8/15/2020	205,000	206,794
Sprint Corp., 7.25%, 9/15/2021	85,000	89,144
Sprint Corp., 7.125%, 6/15/2024	215,000	241,342
		537,280
Total Communication Services		34,820,758

Consumer Discretionary - 2.9%
Auto Components - 0.0%##
Techniplas LLC[3], 10.00%, 5/1/2020	110,000	19,525

Automobiles - 0.1%
Ford Motor Co., 9.625%, 4/22/2030	125,000	124,534

	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Automobiles (continued)
Ford Motor Credit Co. LLC, 4.389%, 1/8/2026	200,000	$174,250
		298,784

Diversified Consumer Services - 0.0%##
Carriage Services, Inc.[3], 6.625%, 6/1/2026	160,000	157,776
GEMS MENASA Cayman Ltd. - GEMS Education Delaware LLC (United Arab Emirates)[3], 7.125%, 7/31/2026	140,000	133,700
		291,476

Household Durables - 0.1%
Foxtrot Escrow Issuer LLC - Foxtrot Escrow Corp.[3], 12.25%, 11/15/2026	205,000	169,125
LGI Homes, Inc.[3], 6.875%, 7/15/2026	275,000	256,094
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	95,000	92,160
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	125,000	112,550
		629,929

Internet & Direct Marketing Retail - 2.0%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	4,320,000	4,693,944
Booking Holdings, Inc., 3.60%, 6/1/2026	8,420,000	8,798,807
Expedia Group, Inc.[3], 6.25%, 5/1/2025	2,750,000	2,804,454
Photo Holdings Merger Sub, Inc.[3], 8.50%, 10/1/2026	220,000	190,487
		16,487,692

Multiline Retail - 0.0%##
Staples, Inc.[3], 7.50%, 4/15/2026	165,000	130,350

Specialty Retail - 0.5%
The TJX Cos, Inc., 3.50%, 4/15/2025	4,015,000	4,330,001

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., 2.75%, 3/27/2027	1,650,000	1,777,581
Total Consumer Discretionary		23,965,338

Consumer Staples - 1.0%
Beverages - 0.8%
Keurig Dr Pepper, Inc., 3.20%, 5/1/2030	6,000,000	6,392,083

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance Corp.[3], 8.625%, 10/15/2026	125,000	$132,188

Household Products - 0.2%
The Estee Lauder Cos, Inc., 2.60%, 4/15/2030	1,865,000	1,944,046
Total Consumer Staples		8,468,317

Energy - 2.8%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	235,000	120,731

Oil, Gas & Consumable Fuels - 2.8%
Antero Midstream Partners LP -
Antero Midstream Finance Corp.[3], 5.75%, 3/1/2027	170,000	125,800
Antero Midstream Partners LP -
Antero Midstream Finance Corp.[3], 5.75%, 1/15/2028	90,000	66,150
Bruin E&P Partners LLC[4], 8.875%, 8/1/2023	275,000	6,875
Calumet Specialty Products Partners LP - Calumet Finance Corp.[3], 11.00%, 4/15/2025	135,000	104,625
Cheniere Energy Partners LP, 5.625%, 10/1/2026	260,000	248,456
CVR Energy, Inc.[3], 5.75%, 2/15/2028	180,000	152,192
Energy Transfer Operating LP, 6.50%, 2/1/2042	3,780,000	3,811,980
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	125,000	106,250
HollyFrontier Corp., 5.875%, 4/1/2026	240,000	245,452
Jonah Energy LLC - Jonah Energy Finance Corp.[5], 7.25%, 10/15/2025	180,000	3,150
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	4,540,000	5,412,744
Laredo Petroleum, Inc., 10.125%, 1/15/2028	125,000	50,922
Lonestar Resources America, Inc.[6], 11.25%, 1/1/2023	310,000	38,750
Moss Creek Resources Holdings, Inc.[3], 7.50%, 1/15/2026	95,000	31,825
NuStar Logistics LP, 6.75%, 2/1/2021	85,000	82,025

	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC - PBF Finance Corp.[3], 6.00%, 2/15/2028	160,000	$113,904
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	7,680,000	8,197,457
Whiting Petroleum Corp.[7,8], 5.75%, 3/15/2021	125,000	12,500
The Williams Companies, Inc., 3.75%, 6/15/2027	4,320,000	4,313,375
		23,124,432
Total Energy		23,245,163

Financials - 4.0%
Banks - 3.5%
Bank of America Corp., 4.00%, 1/22/2025	8,440,000	9,118,586
CIT Group, Inc., 4.125%, 3/9/2021	190,000	186,675
Citigroup, Inc., 4.45%, 9/29/2027	6,880,000	7,536,630
Fidelity & Guaranty Life Holdings, Inc.[3], 5.50%, 5/1/2025	255,000	269,344
JPMorgan Chase & Co.[9], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	4,560,000	4,935,946
Lloyds Bank plc (United Kingdom)[3,9,10], (3 mo. LIBOR US + 11.760%), 12.00%	200,000	224,718
Popular, Inc., 6.125%, 9/14/2023	165,000	158,812
Santander Holdings USA, Inc., 4.50%, 7/17/2025	5,570,000	5,735,905
		28,166,616

Capital Markets - 0.1%
Advisor Group Holdings, Inc.[3], 10.75%, 8/1/2027	80,000	60,664
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	335,000	311,550
Oaktree Specialty Lending Corp., 3.50%, 2/25/2025	170,000	155,642
		527,856

Consumer Finance - 0.3%
Credit Acceptance Corp.[3], 5.125%, 12/31/2024	95,000	83,362
Discover Financial Services, 4.50%, 1/30/2026	180,000	187,186
Navient Corp., 5.00%, 10/26/2020	135,000	132,373
Navient Corp., 6.75%, 6/25/2025	260,000	240,500
SLM Corp., 5.125%, 4/5/2022	175,000	160,300
Springleaf Finance Corp., 7.125%, 3/15/2026	155,000	146,088

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
Visa, Inc., 2.70%, 4/15/2040	1,690,000	$1,756,740
		2,706,549

Diversified Financial Services - 0.0%##
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[3], 10.50%, 6/1/2024	300,000	239,250

Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	190,000	168,150
Starwood Property Trust, Inc., 3.625%, 2/1/2021	255,000	239,700
		407,850

Thrifts & Mortgage Finance - 0.0%##
Acrisure LLC - Acrisure Finance, Inc.[3], 7.00%, 11/15/2025	85,000	75,225
Radian Group, Inc., 4.875%, 3/15/2027	270,000	236,804
		312,029
Total Financials		32,360,150

Health Care - 0.9%
Health Care Providers & Services - 0.6%
HCA, Inc., 4.125%, 6/15/2029	4,630,000	5,008,723

Pharmaceuticals - 0.3%
Horizon Therapeutics USA, Inc.[3], 5.50%, 8/1/2027	246,000	255,840
Pfizer, Inc., 2.625%, 4/1/2030	1,730,000	1,878,816
		2,134,656
Total Health Care		7,143,379

Industrials - 2.8%
Howmet Aerospace, Inc., 6.875%, 5/1/2025	260,000	265,139

Air Freight & Logistics - 0.0%##
Cargo Aircraft Management, Inc.[3], 4.75%, 2/1/2028	250,000	233,438

Airlines - 0.7%
Southwest Airlines Co., 5.25%, 5/4/2025	5,490,000	5,469,792

Building Products - 0.0%##
Griffon Corp., 5.75%, 3/1/2028	170,000	161,925

	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 0.1%
The ADT Security Corp., 6.25%, 10/15/2021	85,000	$87,414
Prime Security Services Borrower LLC - Prime Finance, Inc.[3], 5.25%, 4/15/2024	165,000	161,649
Prime Security Services Borrower LLC - Prime Finance, Inc.[3], 5.75%, 4/15/2026	150,000	147,795
Prime Security Services Borrower LLC - Prime Finance, Inc.[3], 6.25%, 1/15/2028	215,000	190,770
Stericycle, Inc.[3], 5.375%, 7/15/2024	160,000	160,459
		748,087

Construction & Engineering - 0.0%##
HC2 Holdings, Inc.[3], 11.50%, 12/1/2021	77,000	66,990
Tutor Perini Corp.[3], 6.875%, 5/1/2025	280,000	220,500
		287,490

Industrial Conglomerates - 0.5%
General Electric Co.[9,10], (3 mo. LIBOR US + 3.330%), 5.00%	4,800,000	3,933,000

Marine - 0.0%##
American Tanker, Inc. (Norway)[3], 9.25%, 2/22/2022	100,000	100,000

Trading Companies & Distributors - 1.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	7,660,000	6,741,176
Air Lease Corp., 3.25%, 3/1/2025	185,000	166,187
Air Lease Corp., 3.625%, 4/1/2027	2,915,000	2,501,930
Avolon Holdings Funding Ltd. (Ireland)[3], 3.25%, 2/15/2027	3,030,000	2,344,991
Fortress Transportation & Infrastructure Investors LLC[3], 6.50%, 10/1/2025	235,000	192,700
		11,946,984
Total Industrials		23,145,855

Information Technology - 0.0%##
IT Services - 0.0%##
Science Applications International Corp.[3], 4.875%, 4/1/2028	185,000	181,172

Materials - 0.2%
Chemicals - 0.1%
CF Industries, Inc., 3.45%, 6/1/2023	25,000	25,312

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
OCI N.V. (Netherlands)[3], 5.25%, 11/1/2024	200,000	$197,032
PolyOne Corp.[3], 5.75%, 5/15/2025	160,000	162,000
		384,344

Containers & Packaging - 0.0%##
Berry Global, Inc.[3], 4.50%, 2/15/2026	170,000	167,807
Graphic Packaging International LLC, 4.75%, 4/15/2021	110,000	110,720
		278,527

Metals & Mining - 0.1%
Compass Minerals International, Inc.[3], 6.75%, 12/1/2027	140,000	138,600
IAMGOLD Corp. (Canada)[3], 7.00%, 4/15/2025	335,000	337,640
Infrabuild Australia Pty Ltd. (Australia)[3], 12.00%, 10/1/2024	135,000	114,750
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	70,000	73,634
Mountain Province Diamonds, Inc. (Canada)[3], 8.00%, 12/15/2022	90,000	56,700
Northwest Acquisitions ULC - Dominion Finco, Inc.[11], 7.125%, 11/1/2022	180,000	18,450
		739,774
Total Materials		1,402,645

Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITS) - 2.9%
American Tower Corp., 3.80%, 8/15/2029	6,665,000	7,450,487
Camden Property Trust, 2.80%, 5/15/2030	5,970,000	6,191,958
Crown Castle International Corp., 3.10%, 11/15/2029	7,080,000	7,556,689
Crown Castle International Corp., 3.30%, 7/1/2030	890,000	954,346
GTP Acquisition Partners I LLC[3], 2.35%, 6/15/2020	945,000	952,057
HAT Holdings I LLC - HAT Holdings II LLC[3], 6.00%, 4/15/2025	250,000	250,000
Iron Mountain, Inc., 5.75%, 8/15/2024	165,000	162,112
		23,517,649
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp.[3], 7.875%, 11/15/2025	135,000	$130,444
Forestar Group, Inc.[3], 5.00%, 3/1/2028	200,000	174,500
		304,944
Total Real Estate		23,822,593

Utilities - 0.6%
Electric Utilities - 0.5%
Dominion Energy, Inc., 3.375%, 4/1/2030	4,015,000	4,365,422
NextEra Energy Operating Partners LP3, 4.25%, 7/15/2024	90,000	91,602
		4,457,024

Independent Power and Renewable Electricity
Producers - 0.1%
Drax Finco plc (United Kingdom)[3], 6.625%, 11/1/2025	200,000	204,000
Vistra Operations Co. LLC[3], 5.625%, 2/15/2027	165,000	173,662
		377,662
Total Utilities		4,834,686

TOTAL CORPORATE BONDS
(Identified Cost $179,937,477)		183,390,056

U.S. TREASURY SECURITIES - 20.1%

U.S. Treasury Bonds - 3.2%
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026 (Identified Cost $25,773,019)	23,329,249	26,448,443

U.S. Treasury Notes - 16.9%
U.S. Treasury Floating Rate Note[12], (3 mo. US Treasury Bill Yield + 0.300%), 0.41%, 10/31/2021	28,574,000	28,674,972
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024	17,871,951	18,330,391
U.S. Treasury Note, 2.50%, 8/15/2023	38,995,000	41,846,509
U.S. Treasury Note, 2.50%, 5/15/2024	15,075,000	16,397,007
U.S. Treasury Note, 2.125%, 5/15/2025	15,085,000	16,401,402

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.625%, 5/15/2026	15,160,000	$16,211,133

Total U.S. Treasury Notes
(Identified Cost $136,176,093)		137,861,414

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $161,949,112)		164,309,857

ASSET-BACKED SECURITIES - 6.7%

CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	959,626	962,575
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A3, 3.561%, 7/15/2030	1,001,807	988,075
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (Canada)[3], 1.99%, 5/15/2029	2,173,221	2,164,796
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada)[3], 2.12%, 11/15/2029	846,108	837,812
Commonbond Student Loan Trust, Series 2019-AGS, Class A1[3], 2.54%, 1/25/2047	2,254,443	2,304,615
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A3, 2.01%, 2/15/2029	870,000	865,217
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B3, 2.39%, 4/16/2029	1,150,000	1,040,169
Home Partners of America Trust, Series 2019-1, Class A3, 2.908%, 9/17/2039	2,948,662	2,993,064
Invitation Homes Trust, Series 2017-SFR2, Class A3,12, (1 mo. LIBOR US + 0.850%), 1.601%, 12/17/2036	705,929	682,496
Invitation Homes Trust, Series 2017-SFR2, Class B3,12, (1 mo. LIBOR US + 1.150%), 1.901%, 12/17/2036	570,000	541,006
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[3], 2.82%, 2/15/2068	1,367,142	1,372,254
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A3, 2.64%, 5/15/2068	3,000,000	2,910,327
Navient Student Loan Trust, Series 2019-2A, Class A2[3,12], (1 mo. LIBOR US + 1.000%), 1.487%, 2/27/2068	6,500,000	6,109,639
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Oxford Finance Funding LLC, Series 2019-1A, Class A2[3], 4.459%, 2/15/2027	2,305,000	$2,349,568
Progress Residential Trust, Series 2017-SFR2, Class A3, 2.897%, 12/17/2034	1,497,213	1,514,078
Progress Residential Trust, Series 2019-SFR2, Class A3, 3.147%, 5/17/2036	3,250,000	3,340,244
Progress Residential Trust, Series 2019-SFR4, Class A3, 2.687%, 10/17/2036	4,200,000	4,226,414
SoFi Consumer Loan Program LLC, Series 2017-4, Class A3, 2.50%, 5/26/2026	197,149	196,521
SoFi Consumer Loan Program Trust,
Series 2019-2, Class A3, 3.01%, 4/25/2028	1,427,354	1,428,153
SoFi Consumer Loan Program Trust, Series 2019-3, Class A3, 2.90%, 5/25/2028	1,855,365	1,847,617
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX3, 2.65%, 9/25/2040	1,101,509	1,109,333
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX3, 2.05%, 1/25/2041	14,796	14,798
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX3, 2.84%, 1/25/2041	500,000	506,656
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A3, 2.39%, 2/25/2042	242,139	242,455
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX3, 3.34%, 8/25/2047	2,130,000	2,149,553
SoFi Professional Loan Program Trust, Series 2018-C, Class A1FX3, 3.08%, 1/25/2048	961,569	962,636
Store Master Funding I-VII and XIV, Series 2019-1, Class A1[3], 2.82%, 11/20/2049	2,181,132	2,170,585
Tax Ease Funding LLC, Series 2016-1A, Class A3, 3.131%, 6/15/2028	231,003	231,013
Towd Point Mortgage Trust, Series 2016-5, Class A1[3,13], 2.50%, 10/25/2056	1,326,979	1,321,830
Towd Point Mortgage Trust, Series 2017-1, Class A1[3,13], 2.75%, 10/25/2056	1,755,695	1,765,145

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Towd Point Mortgage Trust, Series 2019-HY1, Class A1[3,12], (1 mo. LIBOR US + 1.000%), 1.487%, 10/25/2048	1,549,994	$1,530,276
Tricon American Homes Trust, Series 2016-SFR1, Class A3, 2.589%, 11/17/2033	1,736,032	1,739,725
Tricon American Homes Trust, Series 2017-SFR2, Class A3, 2.928%, 1/17/2036	1,836,813	1,866,979

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $54,623,949)		54,285,624

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8%

Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029	46,668	46,807
BWAY Mortgage Trust, Series 2015-1740, Class A3, 2.917%, 1/10/2035	4,633,000	4,639,783
CIM Trust, Series 2019-INV1, Class A1[3,13], 4.00%, 2/25/2049	882,170	893,863
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	4,455,000	4,584,425
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,13], 2.50%, 5/25/2043	957,831	935,611
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,13], 2.13%, 2/25/2043	632,682	611,643
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	1,762,001	1,825,211
Fannie Mae-Aces, Series 2017-M15, Class A1[13], 3.058%, 9/25/2027	3,075,444	3,331,500
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A3, 3.144%, 12/10/2036	3,370,000	3,219,329
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[13], 1.375%, 8/25/2020	14,725,477	24,752
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[13], 1.324%, 4/25/2021	2,537,613	20,300
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[13], 1.635%, 10/25/2021	5,945,625	104,987
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[13], 1.433%, 12/25/2021	7,285,265	$112,806
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[13], 1.551%, 6/25/2022	14,419,832	352,333
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[13], 0.291%, 4/25/2023	72,266,767	346,136
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[13], 0.208%, 5/25/2023	44,916,106	149,319
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	1,852,933	1,917,719
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	1,325,479	1,362,641
FREMF Mortgage Trust, Series 2011-K13, Class B3,13, 4.768%, 1/25/2048	2,255,000	2,276,904
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[3], 0.10%, 6/25/2046	192,245,655	418,134
FREMF Mortgage Trust, Series 2014-K41, Class B3,13, 3.963%, 11/25/2047	2,227,000	2,332,605
FREMF Mortgage Trust, Series 2014-K716, Class B3,13, 4.083%, 8/25/2047	2,624,000	2,655,277
FREMF Mortgage Trust, Series 2015-K42, Class B3,13, 3.982%, 12/25/2024	490,000	515,782
FREMF Mortgage Trust, Series 2015-K43, Class B3,13, 3.861%, 2/25/2048	500,000	521,152
FREMF Mortgage Trust, Series 2015-K720, Class B3,13, 3.509%, 7/25/2022	270,000	271,220
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	2,249,629	2,331,723
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A3,12, (1mo. LIBOR US + 1.000%), 1.814%, 10/15/2036	2,725,000	2,566,469
GS Mortgage Securities Trust, Series 2010-C2, Class A1[3], 3.849%, 12/10/2043	18,363	18,404
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,13], 3.00%, 3/25/2043	489,248	494,164

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,13], 3.50%, 5/25/2043	542,488	$557,097
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,13], 3.00%, 6/25/2029	717,994	727,065
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[3,13], 3.50%, 8/25/2047	1,458,760	1,474,241
JP Morgan Mortgage Trust, Series 2017-6, Class A3[3,13], 3.50%, 12/25/2048	937,918	976,765
JP Morgan Mortgage Trust, Series 2017-6, Class A5[3,13], 3.50%, 12/25/2048	1,275,837	1,294,119
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,13], 3.75%, 11/25/2054	590,100	602,471
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,13], 3.75%, 8/25/2055	660,962	674,652
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[3,13], 3.75%, 11/25/2056	906,347	924,086
PMT Loan Trust, Series 2013-J1, Class A9[3,13], 3.50%, 9/25/2043	2,550,869	2,627,123
Sequoia Mortgage Trust, Series 2013-2, Class A13, 1.874%, 2/25/2043	629,870	616,394
Sequoia Mortgage Trust, Series 2013-6, Class A2[13], 3.00%, 5/25/2043	3,904,349	3,989,939
Sequoia Mortgage Trust, Series 2013-7, Class A2[13], 3.00%, 6/25/2043	656,671	665,642
Sequoia Mortgage Trust, Series 2013-8, Class A1[13], 3.00%, 6/25/2043	801,668	817,813
Starwood Retail Property Trust, Series 2014-STAR, Class A3,12, (1 mo. LIBOR US + 1.470%), 2.284%, 11/15/2027	2,065,176	1,929,190
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A3,13, 2.86%, 4/25/2041	2,755,914	2,765,552
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A3,12, (1 mo. LIBOR US + 1.050%), 1.864%, 12/15/2033	2,125,000	1,951,044
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.393%, 11/15/2043	187,177	187,490
		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,13], 4.869%, 2/15/2044		737,743	$747,942
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,13], 3.50%, 1/20/2045		683,076	700,566
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,13], 3.50%, 3/20/2045		268,373	267,930

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $63,370,111)			63,378,120

FOREIGN GOVERNMENT BONDS - 1.4%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	327,000	246,913
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		8,725,000	8,783,302
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	7,267,000	301,954
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	2,725,000	114,394
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	4,996,000	212,356
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	908,000	39,995
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026		400,000	410,004
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		1,000,000	976,312
Saudi Government International Bond (Saudi Arabia), 2.90%, 10/22/2025		200,000	202,500

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $11,816,330)			11,287,730

U.S. GOVERNMENT AGENCIES - 11.2%

Mortgage-Backed Securities - 11.2%
Fannie Mae, Pool #888468, UMBS, 5.50%, 9/1/2021		32,271	32,699
Fannie Mae, Pool #995233, UMBS, 5.50%, 10/1/2021		684	690
Fannie Mae, Pool #888017, UMBS, 6.00%, 11/1/2021		7,494	7,664
Fannie Mae, Pool #995329, UMBS, 5.50%, 12/1/2021		23,088	23,433
Fannie Mae, Pool #888136, UMBS, 6.00%, 12/1/2021		8,998	9,221

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #888815, UMBS, 4.50%, 11/1/2022	5,383	$5,678
Fannie Mae, Pool #888810, UMBS, 5.50%, 11/1/2022	35,846	36,342
Fannie Mae, Pool #AA1563, UMBS, 4.50%, 2/1/2024	10,602	11,194
Fannie Mae, Pool #AC1557, UMBS, 4.50%, 9/1/2024	28,566	30,320
Fannie Mae, Pool #AD0462, UMBS, 5.50%, 10/1/2024	13,050	13,854
Fannie Mae, Pool #MA3463, UMBS, 4.00%, 9/1/2033	2,417,062	2,556,515
Fannie Mae, Pool #MA1834, UMBS, 4.50%, 2/1/2034	493,946	542,964
Fannie Mae, Pool #MA1903, UMBS, 4.50%, 5/1/2034	590,027	648,588
Fannie Mae, Pool #FM1158, UMBS, 3.50%, 6/1/2034	2,180,568	2,303,508
Fannie Mae, Pool #745418, UMBS, 5.50%, 4/1/2036	345,790	395,242
Fannie Mae, Pool #886904, UMBS, 6.50%, 9/1/2036	50,248	58,658
Fannie Mae, Pool #909786, UMBS, 5.50%, 3/1/2037	113,235	128,994
Fannie Mae, Pool #918516, UMBS, 5.50%, 6/1/2037	44,711	50,954
Fannie Mae, Pool #933521, UMBS, 5.00%, 1/1/2038	10,006	11,377
Fannie Mae, Pool #889260, UMBS, 5.00%, 4/1/2038	14,281	16,249
Fannie Mae, Pool #889576, UMBS, 6.00%, 4/1/2038	328,901	379,696
Fannie Mae, Pool #912948, UMBS, 5.00%, 5/1/2038	8,256	8,970
Fannie Mae, Pool #975840, UMBS, 5.00%, 5/1/2038	32,422	35,183
Fannie Mae, Pool #889624, UMBS, 5.50%, 5/1/2038	286,528	327,353
Fannie Mae, Pool #MA3412, UMBS, 3.50%, 7/1/2038	2,966,020	3,129,683
Fannie Mae, Pool #995196, UMBS, 6.00%, 7/1/2038	433,125	499,943
Fannie Mae, Pool #986458, UMBS, 6.00%, 8/1/2038	6,583	7,490
Fannie Mae, Pool #987831, UMBS, 6.00%, 9/1/2038	9,600	10,664
Fannie Mae, Pool #990897, UMBS, 6.00%, 9/1/2038	25,458	28,280
Fannie Mae, Pool #AD0220, UMBS, 6.00%, 10/1/2038	52,133	60,042
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #993920, UMBS, 6.00%, 11/1/2038	74,662	$82,937
Fannie Mae, Pool #257497, UMBS, 6.00%, 12/1/2038	14,123	16,222
Fannie Mae, Pool #971022, UMBS, 5.00%, 1/1/2039	24,510	27,865
Fannie Mae, Pool #AA1810, UMBS, 5.00%, 1/1/2039	65,913	74,393
Fannie Mae, Pool #890294, UMBS, 5.50%, 1/1/2039	539,496	615,894
Fannie Mae, Pool #AD0307, UMBS, 5.50%, 1/1/2039	287,095	327,994
Fannie Mae, Pool #983686, UMBS, 5.00%, 2/1/2039	27,200	29,568
Fannie Mae, Pool #AE0604, UMBS, 6.00%, 7/1/2039	341,593	394,496
Fannie Mae, Pool #AA6788, UMBS, 6.00%, 8/1/2039	122,111	136,686
Fannie Mae, Pool #AC0463, UMBS, 5.00%, 11/1/2039	41,926	47,754
Fannie Mae, Pool #AC5111, UMBS, 5.00%, 11/1/2039	71,128	81,032
Fannie Mae, Pool #MA0258, UMBS, 4.50%, 12/1/2039	691,186	767,533
Fannie Mae, Pool #MA0259, UMBS, 5.00%, 12/1/2039	39,431	45,045
Fannie Mae, Pool #AC8573, UMBS, 5.00%, 1/1/2040	62,959	71,962
Fannie Mae, Pool #890326, UMBS, 5.50%, 1/1/2040	571,079	651,161
Fannie Mae, Pool #AL1595, UMBS, 6.00%, 1/1/2040	401,598	463,626
Fannie Mae, Pool #AE0061, UMBS, 6.00%, 2/1/2040	162,703	187,725
Fannie Mae, Pool #AL0152, UMBS, 6.00%, 6/1/2040	571,167	659,575
Fannie Mae, Pool #AI5172, UMBS, 4.00%, 8/1/2041	380,065	415,884
Fannie Mae, Pool #AL1410, UMBS, 4.50%, 12/1/2041	824,736	914,430
Fannie Mae, Pool #AB4300, UMBS, 3.50%, 1/1/2042	229,161	247,349
Fannie Mae, Pool #AL7729, UMBS, 4.00%, 6/1/2043	514,416	562,684
Fannie Mae, Pool #AS3622, UMBS, 3.50%, 10/1/2044	11,466,039	12,500,056
Fannie Mae, Pool #AX5234, UMBS, 4.50%, 11/1/2044	711,392	780,837
Fannie Mae, Pool #AS4103, UMBS, 4.50%, 12/1/2044	710,653	783,596

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020
(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AZ9215, UMBS, 4.00%, 10/1/2045	670,306	$738,066
Fannie Mae, Pool #AS6613, UMBS, 4.00%, 2/1/2046	4,447,267	4,834,047
Fannie Mae, Pool #BC6764, UMBS, 3.50%, 4/1/2046	1,173,300	1,257,745
Fannie Mae, Pool #BC8677, UMBS, 4.00%, 5/1/2046	385,093	416,786
Fannie Mae, Pool #BC2098, UMBS, 4.00%, 6/1/2046	783,152	846,462
Fannie Mae, Pool #BD2179, UMBS, 4.00%, 7/1/2046	174,992	189,500
Fannie Mae, Pool #BD6987, UMBS, 4.00%, 10/1/2046	1,007,444	1,086,576
Fannie Mae, Pool #BD6997, UMBS, 4.00%, 10/1/2046	628,568	674,938
Fannie Mae, Pool #BE3812, UMBS, 4.00%, 12/1/2046	554,280	595,593
Fannie Mae, Pool #BE7845, UMBS, 4.50%, 2/1/2047	536,317	581,744
Fannie Mae, Pool #MA3184, UMBS, 4.50%, 11/1/2047	2,122,018	2,304,888
Fannie Mae, Pool #CA1922, UMBS, 5.00%, 6/1/2048	2,065,630	2,245,028
Fannie Mae, Pool #CA2056, UMBS, 4.50%, 7/1/2048	1,321,648	1,426,300
Fannie Mae, Pool #MA3443, UMBS, 4.00%, 8/1/2048	2,236,995	2,380,485
Fannie Mae, Pool #BK9366, UMBS, 4.50%, 8/1/2048	1,713,216	1,847,330
Fannie Mae, Pool #BK9598, UMBS, 4.50%, 8/1/2048	1,639,646	1,769,467
Fannie Mae, Pool #CA2373, UMBS, 5.00%, 9/1/2048	4,156,611	4,512,574
Fannie Mae, Pool #MA3521, UMBS, 4.00%, 11/1/2048	4,415,666	4,703,292
Fannie Mae, Pool #AL8674, 5.645%, 1/1/2049	998,535	1,161,923
Fannie Mae, Pool #MA3996, 2.50%, 4/1/2050	2,353,986	2,411,847
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	71	71
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	12,098	12,416
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	8,317	8,565
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	12,716	13,205
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	94,165	103,538

	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	817,079	$898,429
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	91,332	104,244
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	248,503	283,027
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	255,242	294,597
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	200,169	228,641
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	87,788	100,292
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	89,563	101,837
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	255,075	291,298
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	31,421	35,900
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	208,073	237,433
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	254,433	290,671
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	226,422	258,681
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	43,777	50,072
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	165,088	183,314
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	213,607	246,735
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	937,168	1,038,960
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	1,014,548	1,124,196
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	813,865	903,205
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	1,585,021	1,711,327
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	1,176,769	1,268,458
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	684,070	754,480
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	1,524,670	1,659,375
Freddie Mac, Pool #G60636, 4.00%, 1/1/2046	1,214,879	1,320,456
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	260,023	282,830
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	1,749,687	1,875,290

The accompanying notes are an integral part of the financial statements.

 Investment Portfolio - April 30, 2020
(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q51334, 4.00%, 10/1/2047	2,386,979	$2,553,406
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	1,308,714	1,420,640
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	1,650,938	1,780,621
Freddie Mac, Pool #Q60730, 4.00%, 1/1/2049	2,022,705	2,154,941
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	28,414	30,979

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $87,580,442)		91,864,473

		VALUE
	SHARES	(NOTE 2)

SHORT-TERM INVESTMENT - 0.5%

Dreyfus Government Cash Management, Institutional Shares, 0.17%[14]
(Identified Cost $4,316,454)	4,316,454	$4,316,454

TOTAL INVESTMENTS IN SECURITIES - 100.3%
(Identified Cost $788,717,393)		820,028,783

TOTAL OPTIONS
WRITTEN — (0.0%)**
(Premiums Received $50,426)		(52,645)
TOTAL INVESTMENTS - 100.3%		819,976,138
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(2,385,478)
NET ASSETS - 100%		$817,590,660

ADR - American Depositary Receipt

CAD - Canadian Dollar

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

UMBS - Uniform Mortgage-Backed Securities

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[2]	VALUE
Call
Amazon.com, Inc.	3	05/01/2020	$2,590.00	742	$(7,545)
Facebook, Inc. - Class A	44	05/01/2020	207.50	901	(4,840)
Booking Holdings, Inc.	8	05/15/2020	1,510.00	1,184	(35,840)
					(48,225)

Put
Charter Communications, Inc. - Class A	26	05/08/2020	460.00	1,288	(4,420)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN (PREMIUMS RECEIVED $50,426)					$(52,645)

*Non-income producing security.

** Less than (0.1%).

## Less than 0.1%.

[1]	A portion of this security is designated as collateral for options contracts written. As of April 30, 2020, the total value of such securities was $8,884,053.
[2]	Amount is stated in USD unless otherwise noted.
[3]	Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $115,013,766, or 14.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).
[4]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019 and March 26, 2020 at a cost of $84,938 ($94.38 per share) and cost of $19,425 ($10.50 per share), respectively. This security has been sold under rule 144A and has been

 The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020
(unaudited)

determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $6,875, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).
[5]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 28, 2017 and November 28, 2017 at a cost of $35,350 ($101.00 per share) and cost of $146,450 ($101.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $3,150, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).
[6]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 10, 2019, September 10, 2019 and April 14, 2020 at a cost of $42,300 ($94.00per share), cost of $38,475 ($85.50 per share) and cost of $44,000 ($20.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $38,750, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

[7]	Illiquid security - This security was acquired on January 8, 2020 and February 5, 2020 at a cost of $84,097 ($98.94 per share) and cost of $37,299 ($93.25 per share), respectively. This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $12,500, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).
[8]	Issuer filed for bankruptcy and/or is in default of interest payments.

[9]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2020.

[10]	Security is perpetual in nature and has no stated maturity date.

[11]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 10, 2017 at a cost of $183,600 ($102.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $18,450, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

[12]	Floating rate security. Rate shown is the rate in effect as of April 30, 2020.

[13]	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2020.

[14]	Rate shown is the current yield as of April 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

 The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2020 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $788,717,393) (Note 2)	$820,028,783
Cash	403,532
Receivable for securities sold	6,546,455
Interest receivable	3,207,650
Receivable for fund shares sold	598,577
Foreign tax reclaims receivable	284,968
Dividends receivable	170,033
Prepaid and other expenses	42,739

TOTAL ASSETS	831,282,737

LIABILITIES:

Accrued sub-transfer agent fees (Note 3)	404,439
Accrued management fees (Note 3)	265,085
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	200,668
Accrued fund accounting and administration fees (Note 3)	46,176
Accrued Chief Compliance Officer service fees (Note 3)	956
Options written, at value (premiums received $50,426) (Note 2)	52,645
Payable for securities purchased	10,828,561
Payable for fund shares repurchased	1,804,563
Other payables and accrued expenses	88,984

TOTAL LIABILITIES	13,692,077

TOTAL NET ASSETS	$817,590,660

NET ASSETS CONSIST OF:

Capital stock	$640,365
Additional paid-in-capital	759,651,814
Total distributable earnings (loss)	57,298,481

TOTAL NET ASSETS	$817,590,660

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2020 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($631,581,022/45,503,643 shares)	$13.88

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($91,195,927/8,889,304 shares)	$10.26

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($8,443,476/862,373 shares)	$9.79

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($84,682,164/8,659,958 shares)	$9.78

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($1,688,071/121,252 shares)	$13.92

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series

For the Six Months Ended April 30, 2020 (unaudited)

INVESTMENT INCOME:

Interest	$8,577,670
Dividends (net of foreign taxes withheld, $109,905)	2,288,393

Total Investment Income	10,866,063

EXPENSES:

Management fees (Note 3)	1,746,162
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	805,876
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	428,073
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	21,826
Sub-transfer agent fees (Note 3)	556,718
Fund accounting and administration fees (Note 3)	86,007
Directors’ fees (Note 3)	43,734
Chief Compliance Officer service fees (Note 3)	1,438
Custodian fees	30,894
Miscellaneous	197,459

Total Expenses	3,918,187
Less reduction of expenses (Note 3)	(3,476)

Net Expenses	3,914,711

NET INVESTMENT INCOME	6,951,352

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	22,265,922
Options written	418,204
Foreign currency and translation of other assets and liabilities	(5,529)

22,678,597

Net change in unrealized appreciation (depreciation) on-
Investments in securities	(21,067,948)
Options written	(759)
Foreign currency and translation of other assets and liabilities	(2,589)

(21,071,296)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	1,607,301

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,558,653

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$6,951,352	$17,882,913
Net realized gain (loss) on investments and foreign currency	22,678,597	26,554,094
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(21,071,296)	45,274,353

Net increase from operations	8,558,653	89,711,360

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(22,130,479)	(22,245,086)
Class I	(10,168,557)	(9,999,209)
Class R	(439,948)	(468,279)
Class L	(4,064,880)	(4,001,133)
Class W	(69,989)	(12,499)

Total distributions to shareholders	(36,873,853)	(36,726,206)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(68,640,127)	(31,706,162)

Net increase (decrease) in net assets	(96,955,327)	21,278,992

NET ASSETS:

Beginning of period	914,545,987	893,266,995

End of period	$817,590,660	$914,545,987

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/20	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.23	$13.39	$14.10	$13.36	$13.15	$14.13
Income (loss) from investment operations:
Net investment income[1]	0.11	0.27	0.23	0.19	0.19	0.22
Net realized and unrealized gain (loss) on investments	0.04	1.07	(0.33)	0.73	0.21	(0.41)
Total from investment operations	0.15	1.34	(0.10)	0.92	0.40	(0.19)
Less distributions to shareholders:
From net investment income	(0.15)	(0.23)	(0.18)	(0.16)	(0.19)	(0.18)
From net realized gain on investments	(0.35)	(0.27)	(0.43)	(0.02)	—	(0.61)
Total distributions to shareholders	(0.50)	(0.50)	(0.61)	(0.18)	(0.19)	(0.79)
Net asset value - End of period	$13.88	$14.23	$13.39	$14.10	$13.36	$13.15
Net assets - End of period (000’s omitted)	$631,581	$609,145	$596,934	$627,523	$724,270	$911,956
Total return[2]	1.09%	10.40%	(0.75% )	7.02%	3.07%	(1.33% )
Ratios (to average net assets)/Supplemental Data:
Expenses	0.87%[3]	0.87%	0.88%	0.87%	0.87%	0.88%
Net investment income	1.62%[3]	2.01%	1.71%	1.42%	1.47%	1.60%
Series portfolio turnover	61%	68%	80%	58%	65%	51%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/20	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.65	$10.15	$10.85	$10.33	$10.22	$11.17
Income (loss) from investment operations:
Net investment income[1]	0.10	0.23	0.20	0.17	0.17	0.19
Net realized and unrealized gain (loss) on investments	0.03	0.80	(0.26)	0.56	0.15	(0.32)
Total from investment operations	0.13	1.03	(0.06)	0.73	0.32	(0.13)
Less distributions to shareholders:
From net investment income	(0.17)	(0.26)	(0.21)	(0.19)	(0.21)	(0.21)
From net realized gain on investments	(0.35)	(0.27)	(0.43)	(0.02)	—	(0.61)
Total distributions to shareholders	(0.52)	(0.53)	(0.64)	(0.21)	(0.21)	(0.82)
Net asset value - End of period	$10.26	$10.65	$10.15	$10.85	$10.33	$10.22
Net assets - End of period (000’s omitted)	$91,196	$207,346	$192,157	$213,824	$291,632	$325,700
Total return[2]	1.29%	10.69%	(0.62% )	7.25%	3.26%	(1.15% )
Ratios (to average net assets)/Supplemental Data:
Expenses	0.62%[3]	0.64%	0.68%	0.67%	0.67%	0.68%
Net investment income	1.89%[3]	2.23%	1.92%	1.62%	1.66%	1.81%
Series portfolio turnover	61%	68%	80%	58%	65%	51%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/20	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.19	$9.73	$10.42	$9.92	$9.81	$10.75
Income (loss) from investment operations:
Net investment income[1]	0.07	0.17	0.14	0.11	0.12	0.13
Net realized and unrealized gain (loss) on investments	0.03	0.77	(0.24)	0.54	0.15	(0.30)
Total from investment operations	0.10	0.94	(0.10)	0.65	0.27	(0.17)
Less distributions to shareholders:
From net investment income	(0.15)	(0.21)	(0.16)	(0.13)	(0.16)	(0.16)
From net realized gain on investments	(0.35)	(0.27)	(0.43)	(0.02)	—	(0.61)
Total distributions to shareholders	(0.50)	(0.48)	(0.59)	(0.15)	(0.16)	(0.77)
Net asset value - End of period	$9.79	$10.19	$9.73	$10.42	$9.92	$9.81
Net assets - End of period (000’s omitted)	$8,443	$8,850	$10,886	$13,672	$19,054	$55,315
Total return[2]	1.01%	10.12%	(1.08% )	6.72%	2.79%	(1.60% )
Ratios (to average net assets)/Supplemental Data:
Expenses	1.05%[3]	1.10%	1.18%	1.17%	1.17%	1.18%
Net investment income	1.44%[3]	1.77%	1.40%	1.12%	1.19%	1.30%
Series portfolio turnover	61%	68%	80%	58%	65%	51%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class L*

	FOR THE SIX MONTHS ENDED 4/30/20	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.17	$9.71	$10.40	$9.91	$9.81	$10.75
Income (loss) from investment operations:
Net investment income[1]	0.05	0.13	0.09	0.06	0.06	0.08
Net realized and unrealized gain (loss) on investments	0.03	0.76	(0.24)	0.54	0.15	(0.31)
Total from investment operations	0.08	0.89	(0.15)	0.60	0.21	(0.23)
Less distributions to shareholders:
From net investment income	(0.12)	(0.16)	(0.11)	(0.09)	(0.11)	(0.10)
From net realized gain on investments	(0.35)	(0.27)	(0.43)	(0.02)	—	(0.61)
Total distributions to shareholders	(0.47)	(0.43)	(0.54)	(0.11)	(0.11)	(0.71)
Net asset value - End of period	$9.78	$10.17	$9.71	$10.40	$9.91	$9.81
Net assets - End of period (000’s omitted)	$84,682	$87,628	$93,290	$112,666	$127,100	$137,697
Total return[2]	0.81%	9.61%	(1.58% )	6.13%	2.24%	(2.10% )
Ratios (to average net assets)/Supplemental Data:
Expenses	1.54%[3]	1.59%	1.68%	1.67%	1.67%	1.68%
Net investment income	0.95%[3]	1.29%	0.91%	0.62%	0.66%	0.81%
Series portfolio turnover	61%	68%	80%	58%	65%	51%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L Shares.

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class W

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE PERIOD 4/1/19[1] TO 10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.28	$13.62
Income from investment operations:
Net investment income[2]	0.17	0.23
Net realized and unrealized gain (loss) on investments	0.03	0.54
Total from investment operations	0.20	0.77
Less distributions to shareholders:
From net investment income	(0.21)	(0.11)
From net realized gain on investments	(0.35)	(0.00)[3]
Total distributions to shareholders	(0.56)	(0.11)
Net asset value - End of period	$13.92	$14.28
Net assets - End of period (000’s omitted)	$1,688	$1,577
Total return[4]	1.45%	5.71%
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.08%	0.08%
Net investment income[5]	2.41%	2.81%
Series portfolio turnover	61%	68%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts[5]:
	0.40%	0.40%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $(0.01).

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Moderate Term Series
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,024.60	$5.44	1.08%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.49	$5.42	1.08%
Class I
Actual	$1,000.00	$1,025.00	$4.28	0.85%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Class R
Actual	$1,000.00	$1,023.40	$6.79	1.35%
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.15	$6.77	1.35%
Class L
Actual	$1,000.00	$1,020.10	$8.94	1.78%
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.01	$8.92	1.78%
Class W
Actual	$1,000.00	$1,029.70	$0.50	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.37	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Moderate Term Series
(unaudited)

1Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Moderate Term Series
As of April 30, 2020 (unaudited)

Asset Allocation[1]

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]		Top Ten Stock Holdings[5]
Communication Services	9.6%	Mastercard, Inc. - Class A	1.7%
Consumer Discretionary	8.0%	Booking Holdings, Inc.	1.7%
Information Technology	7.0%	Visa, Inc. - Class A	1.5%
Financials	6.4%	Johnson & Johnson	1.3%
Energy	6.1%	Nexon Co. Ltd. (Japan)	1.2%
Consumer Staples	5.8%	Novartis AG - ADR (Switzerland)	1.2%
Real Estate	5.3%	Unilever plc - ADR (United Kingdom)	1.1%
Health Care	5.3%	Amazon.com, Inc.	1.1%
Industrials	4.1%	Alphabet, Inc. - Class A	1.1%
Materials	1.4%	Micron Technology, Inc.	1.0%
Utilities	0.5%

[4]Including common stocks and corporate bonds, as a percentage of total investments.		5As a percentage of total investments.

Investment Portfolio - April 30, 2020
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 41.9%

Communication Services - 6.3%
Entertainment - 2.9%
Activision Blizzard, Inc.[1]	43,175	$2,751,543
Electronic Arts, Inc.*[1]	18,570	2,121,808
Nexon Co. Ltd. (Japan)	269,700	4,354,573
Sea Ltd. - ADR (Taiwan)*	3,330	185,081
The Walt Disney Co.	14,150	1,530,322

		10,943,327

Interactive Media & Services - 3.0%
Alphabet, Inc. - Class A*[1]	3,020	4,067,034
Alphabet, Inc. - Class C*	540	728,276
Auto Trader Group plc (United Kingdom)[2]	18,565	106,869
Facebook, Inc. - Class A*	15,450	3,162,769
Tencent Holdings Ltd. - Class H (China)	57,628	3,029,472

		11,094,420

Media - 0.4%
Charter Communications, Inc. - Class A*	2,025	1,002,841
Comcast Corp. - Class A	2,356	88,656
Quebecor, Inc. - Class B (Canada)	5,895	128,365
Shaw Communications, Inc. - Class B (Canada)	10,470	170,821

		1,390,683

Total Communication Services		23,428,430

Consumer Discretionary - 5.7%
Distributors - 0.0%##
Genuine Parts Co.	269	21,326

Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd. (Australia)	8,155	133,740
Hilton Worldwide Holdings, Inc.	1,060	80,253
Restaurant Brands International, Inc. (Canada)	4,335	213,716
Wyndham Hotels & Resorts, Inc.	2,443	92,126

		519,835

Household Durables - 0.9%
Garmin Ltd.	218	17,693
Nikon Corp. (Japan)	179,400	1,668,747
Sony Corp. - ADR (Japan)	22,225	1,427,956
Sony Corp. (Japan)	2,400	154,450

		3,268,846

Internet & Direct Marketing Retail - 3.3%
Alibaba Group Holding Ltd. - ADR (China)*	7,970	1,615,280
Amazon.com, Inc.*[1]	1,685	4,168,690
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
Booking Holdings, Inc.*	4,270	$6,322,034

		12,106,004

Multiline Retail - 0.4%
B&M European Value Retail S.A.
(United Kingdom)	41,730	174,512
Dollar Tree, Inc.*	16,035	1,277,508

		1,452,020

Specialty Retail - 0.1%
Best Buy Co., Inc.	392	30,078
The Home Depot, Inc.	713	156,739
Industria de Diseno Textil S.A. (Spain)	7,545	193,246

		380,063

Textiles, Apparel & Luxury Goods - 0.9%
adidas AG (Germany)	6,495	1,486,923
lululemon athletica, Inc.*	7,875	1,759,905
VF Corp.	539	31,316

		3,278,144
Total Consumer Discretionary		21,026,238

Consumer Staples - 5.2%
Beverages - 2.1%
Ambev S.A. - ADR (Brazil)	35,776	76,918
Anheuser-Busch InBev S.A./N.V. (Belgium)	38,165	1,777,353
The Coca-Cola Co.	70,290	3,225,608
Constellation Brands, Inc. - Class A .	172	28,327
Diageo plc (United Kingdom)	43,093	1,483,678
Molson Coors Beverage Co. - Class B	374	15,338
PepsiCo, Inc.	10,490	1,387,722

		7,994,944

Food & Staples Retailing - 0.1%
The Kroger Co.	1,055	33,349
Sysco Corp.	582	32,749
Walmart, Inc	1,422	172,844

		238,942

Food Products - 1.8%
Archer-Daniels-Midland Co.	705	26,184
Conagra Brands, Inc.	749	25,047
Danone S.A. (France)	4,046	281,996
General Mills, Inc.	849	50,847
The Hershey Co.	265	35,094
Hormel Foods Corp.	515	24,128

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
The J.M. Smucker Co.	195	$22,407
Mondelez International, Inc. - Class A	54,878	2,822,924
Nestle S.A. (Switzerland)	30,344	3,213,734
Tyson Foods, Inc. - Class A	456	28,359
		6,530,720

Household Products - 0.0%##
Colgate-Palmolive Co.	955	67,108
Kimberly-Clark Corp.	364	50,407
		117,515

Personal Products - 1.2%
Beiersdorf AG (Germany)	1,540	161,128
Unilever plc - ADR (United Kingdom)	81,399	4,222,166
		4,383,294
Total Consumer Staples		19,265,415

Energy - 3.6%
Energy Equipment & Services - 0.3%
Baker Hughes Co.	1,461	20,381
Schlumberger Ltd.	59,718	1,004,457
		1,024,838

Oil, Gas & Consumable Fuels - 3.3%
BP plc - ADR (United Kingdom)	1,670	39,746
Cabot Oil & Gas Corp.	163,040	3,524,925
Cameco Corp. (Canada)	20,989	209,050
Chevron Corp.	6,540	601,680
Concho Resources, Inc.	14,795	839,172
ConocoPhillips	36,039	1,517,242
EOG Resources, Inc.	33,031	1,569,303
Exxon Mobil Corp.	27,815	1,292,563
Marathon Petroleum Corp.	885	28,391
Pioneer Natural Resources Co.	9,570	854,697
Royal Dutch Shell plc - Class B - ADR (Netherlands)	12,460	398,346
TOTAL S.A. - ADR (France)	38,520	1,353,978
Tourmaline Oil Corp. (Canada)	21,875	216,872
Valero Energy Corp.	524	33,195
		12,479,160
Total Energy		13,503,998

Financials - 3.0%
Banks - 0.3%
Bank of America Corp.	5,173	124,411
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	6,015	132,390
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Citigroup, Inc.	1,554	$75,462
Fifth Third Bancorp	987	18,447
FinecoBank Banca Fineco S.p.A. (Italy)	26,765	298,207
JPMorgan Chase & Co.	1,709	163,654
The PNC Financial Services Group, Inc.	333	35,521
Regions Financial Corp.	1,473	15,835
Truist Financial Corp.	1,432	53,442
U.S. Bancorp	1,493	54,494
Wells Fargo & Co.	3,189	92,640
		1,064,503

Capital Markets - 1.9%
Cboe Global Markets, Inc.	20,410	2,028,346
CME Group, Inc.	7,080	1,261,727
Deutsche Boerse AG (Germany)	1,710	265,117
Intercontinental Exchange, Inc.	15,100	1,350,695
Moody’s Corp.	4,405	1,074,380
S&P Global, Inc.	3,555	1,041,188
		7,021,453

Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. - Class B*[1]	14,085	2,638,966

Insurance - 0.1%
Admiral Group plc (United Kingdom).	13,285	387,662
The Allstate Corp.	347	35,297
Chubb Ltd.	415	44,824
Cincinnati Financial Corp.	193	12,699
The Hartford Financial Services Group, Inc.	507	19,261
The Travelers Companies, Inc.	281	28,440
		528,183
Total Financials		11,253,105

Health Care - 4.8%
Biotechnology - 0.7%
AbbVie, Inc.	1,182	97,160
BioMarin Pharmaceutical, Inc.*	18,360	1,689,487
Gilead Sciences, Inc.	1,233	103,572
Incyte Corp.*	8,530	833,040
		2,723,259

Health Care Equipment & Supplies - 1.0%
Alcon, Inc. (Switzerland)*	28,465	1,503,237
Getinge AB - Class B (Sweden)	8,945	171,451
Medtronic plc	17,746	1,732,542

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	156,000	$236,987
		3,644,217

Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	220	24,224

Life Sciences Tools & Services - 0.5%
Gerresheimer AG (Germany)	2,630	209,163
Thermo Fisher Scientific, Inc.	4,445	1,487,653
		1,696,816

Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	1,742	105,931
Eli Lilly & Co.	521	80,567
Johnson & Johnson	30,884	4,633,835
Merck & Co., Inc.	1,725	136,862
Novartis AG - ADR (Switzerland)	51,385	4,353,851
Perrigo Co. plc	3,635	193,746
Pfizer, Inc.	4,136	158,657
		9,663,449
Total Health Care		17,751,965

Industrials - 1.9%
Aerospace & Defense - 0.1%
Airbus SE (France)*	280	17,729
General Dynamics Corp.	288	37,619
Lockheed Martin Corp.	252	98,043
Raytheon Technologies Corp.	1,274	82,568
		235,959

Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	264	18,718

Airlines - 1.1%
easyJet plc (United Kingdom)	196,610	1,489,256
Ryanair Holdings plc - ADR (Ireland)*	39,474	2,505,415
		3,994,671

Building Products - 0.0%##
Johnson Controls International plc	1,115	32,458
Trane Technologies plc	254	22,205
		54,663

Commercial Services & Supplies - 0.5%
Bingo Industries Ltd. (Australia)	84,215	127,543
Copart, Inc.*	18,980	1,520,488
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	476	$47,610
		1,695,641

Electrical Equipment - 0.0%##
Eaton Corp. plc	508	42,418
Emerson Electric Co.	791	45,111
Rockwell Automation, Inc.	153	28,990
		116,519

Industrial Conglomerates - 0.0%##
3M Co.	521	79,150
Honeywell International, Inc.	607	86,133
		165,283

Machinery - 0.1%
Caterpillar, Inc.	540	62,845
Cummins, Inc.	213	34,825
Dover Corp.	174	16,295
Illinois Tool Works, Inc.	348	56,550
Parker-Hannifin Corp.	150	23,718
Stanley Black & Decker, Inc.	184	20,277
The Weir Group plc (United Kingdom)	10,240	122,374
		336,884

Road & Rail - 0.0%##
Norfolk Southern Corp.	214	36,615
Union Pacific Corp.	576	92,039
		128,654

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)	3,910	177,038
Fastenal Co.	861	31,185
WW Grainger, Inc.	61	16,810
		225,033

Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	16,100	58,926
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	1,015	62,930
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	645	64,313
		186,169
Total Industrials		7,158,194

Information Technology - 7.0%
Cisco Systems, Inc.	2,993	126,843

IT Services - 4.0%
Accenture plc - Class A	1,252	231,858

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020
(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Adyen N.V. (Netherlands)*[2]	90	$88,883
Automatic Data Processing, Inc.	312	45,767
International Business Machines Corp.	754	94,672
Keywords Studios plc (Ireland)	2,972	59,539
Mastercard, Inc. - Class A	23,130	6,360,056
PayPal Holdings, Inc.*	19,345	2,379,435
Switch, Inc. - Class A	5,341	91,705
Visa, Inc. - Class A	30,460	5,443,811
		14,795,726

Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	326	35,730
Intel Corp.	2,771	166,205
KLA Corp.	213	34,951
Micron Technology, Inc.*	75,520	3,616,653
QUALCOMM, Inc.	755	59,396
Skyworks Solutions, Inc.	194	20,153
Texas Instruments, Inc.	806	93,552
Xilinx, Inc.	266	23,248
		4,049,888

Software - 1.9%
Microsoft Corp.	16,115	2,887,969
Oracle Corp.	1,608	85,176
salesforce.com, Inc.*	14,130	2,288,354
ServiceNow, Inc.*	4,435	1,559,080
		6,820,579

Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	365	15,976
Total Information Technology		25,809,012

Materials - 1.2%
Chemicals - 0.5%
Akzo Nobel N.V. (Netherlands)	2,168	164,530
FMC Corp.	15,920	1,463,048
International Flavors & Fragrances, Inc.	129	16,903
Linde plc (United Kingdom)	335	61,637
LyondellBasell Industries N.V. - Class A	504	29,207
PPG Industries, Inc.	246	22,344
		1,757,669

Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	203,680	2,719,128

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 0.0%##
Lundin Mining Corp. (Chile)	24,200	$118,570
Nucor Corp.	520	21,419
		139,989
Total Materials		4,616,786

Real Estate - 3.2%
Equity Real Estate Investment Trusts (REITS) - 3.2%
Acadia Realty Trust[1]	4,055	50,241
Agree Realty Corp.[1]	920	59,901
Alexandria Real Estate Equities, Inc.[1]	585	91,898
American Campus Communities, Inc.[1]	3,772	133,114
American Homes 4 Rent - Class A1	5,345	129,028
American Tower Corp.	7,150	1,701,700
Americold Realty Trust[1]	4,910	150,197
Apartment Investment & Management Co. - Class A1	2,731	102,877
AvalonBay Communities, Inc.[1]	1,275	207,761
Boston Properties, Inc.	679	65,985
Brandywine Realty Trust[1]	6,350	70,866
Camden Property Trust[1]	1,990	175,259
Community Healthcare Trust, Inc.	2,080	77,376
CoreSite Realty Corp.	380	46,052
Cousins Properties, Inc.[1]	5,337	161,017
Crown Castle International Corp.[1]	960	153,053
Digital Realty Trust, Inc.	1,904	284,629
Douglas Emmett, Inc.	3,730	113,728
Duke Realty Corp.	3,659	126,967
Equinix, Inc.	4,190	2,829,088
Equity LifeStyle Properties, Inc.	2,820	170,074
Equity Residential	2,300	149,638
Essex Property Trust, Inc.	385	93,978
Extra Space Storage, Inc.	500	44,120
First Industrial Realty Trust, Inc.	1,690	63,831
Getty Realty Corp.	1,935	52,555
Healthcare Realty Trust, Inc.	2,100	61,719
Healthcare Trust of America, Inc. - Class A	1,735	42,733
Healthpeak Properties, Inc.	5,490	143,509
Hibernia REIT plc (Ireland)	45,405	59,062
Host Hotels & Resorts, Inc.	3,161	38,912
Invitation Homes, Inc.	7,834	185,274
Jernigan Capital, Inc.	4,790	63,228
Kilroy Realty Corp.	2,900	180,554
Life Storage, Inc.	440	38,540

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	SHARES/ PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Mid-America Apartment
Communities, Inc.	870	$97,370
National Retail Properties, Inc.	1,660	54,182
Physicians Realty Trust	3,915	60,369
Prologis, Inc.	5,862	523,066
Public Storage	1,120	207,704
Realty Income Corp.	1,055	57,941
Rexford Industrial Realty, Inc.	2,315	94,267
SBA Communications Corp.	6,510	1,887,379
STAG Industrial, Inc.	2,225	58,406
STORE Capital Corp.	2,740	54,992
Sun Communities, Inc.	1,995	268,128
Sunstone Hotel Investors, Inc.	3,795	34,876
Terreno Realty Corp.	650	35,633
UDR, Inc.	1,951	73,104
Urban Edge Properties	4,730	54,395
Welltower, Inc.	2,465	126,282
Total Real Estate		11,806,558

TOTAL COMMON STOCKS
(Identified Cost $139,301,673)		155,619,701

Corporate BONDS - 17.6%

Non-Convertible Corporate Bonds - 17.6%
Communication Services - 3.3%
Diversified Telecommunication Services - 1.3%
AT&T, Inc., 4.25%, 3/1/2027	840,000	925,711
Verizon Communications, Inc., 5.25%, 3/16/2037	2,830,000	3,769,555
		4,695,266

Interactive Media & Services - 0.6%
Tencent Holdings Ltd. (China)[2], 3.975%, 4/11/2029	2,070,000	2,328,862

Media - 1.3%
Altice Financing S.A. (Luxembourg)[2], 7.50%, 5/15/2026	75,000	78,187
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 4.50%, 8/15/2030	70,000	70,896
Comcast Corp., 3.25%, 11/1/2039	2,080,000	2,266,159
Discovery Communications LLC, 5.20%, 9/20/2047	2,160,000	2,460,145
Sirius XM Radio, Inc.[2], 4.625%, 7/15/2024	40,000	40,784
Townsquare Media, Inc.[2], 6.50%, 4/1/2023	80,000	70,728
		4,986,899

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc., 7.00%, 8/15/2020	90,000	$90,788
Sprint Corp., 7.25%, 9/15/2021	40,000	41,950
Sprint Corp., 7.125%, 6/15/2024	95,000	106,639
		239,377
Total Communication Services		12,250,404

Consumer Discretionary - 2.3%
Auto Components - 0.0%##
Techniplas LLC[2], 10.00%, 5/1/2020	50,000	8,875
Automobiles - 0.0%##
Ford Motor Co., 9.625%, 4/22/2030	55,000	54,795
Diversified Consumer Services - 0.1%
Carriage Services, Inc.[2], 6.625%, 6/1/2026	70,000	69,027
GEMS MENASA Cayman Ltd. - GEMS Education Delaware LLC (United Arab Emirates)[2], 7.125%, 7/31/2026	155,000	148,025
		217,052

Household Durables - 0.1%
Foxtrot Escrow Issuer LLC - Foxtrot Escrow Corp.[2], 12.25%, 11/15/2026	90,000	74,250
LGI Homes, Inc.[2], 6.875%, 7/15/2026	120,000	111,750
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	45,000	43,654
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	55,000	49,522
		279,176

Internet & Direct Marketing Retail - 1.7%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	1,800,000	1,955,810
Booking Holdings, Inc., 3.60%, 6/1/2026	3,270,000	3,417,114
Expedia Group, Inc.[2], 6.25%, 5/1/2025	1,035,000	1,055,494
Photo Holdings Merger Sub, Inc.[2], 8.50%, 10/1/2026	100,000	86,585
		6,515,003

Multiline Retail - 0.0%##
Staples, Inc.[2], 7.50%, 4/15/2026	65,000	51,350

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 0.4%
The TJX Cos, Inc., 3.50%, 4/15/2025	1,330,000	$1,434,347
Total Consumer Discretionary		8,560,598

Consumer Staples - 0.6%
Beverages - 0.6%
Keurig Dr Pepper, Inc., 3.20%, 5/1/2030	1,980,000	2,109,387

Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance Corp.[2], 8.625%, 10/15/2026	60,000	63,450
Total Consumer Staples		2,172,837

Energy - 2.5%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	105,000	53,944

Oil, Gas & Consumable Fuels - 2.5%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 3/1/2027	80,000	59,200
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 1/15/2028	40,000	29,400
Bruin E&P Partners LLC[4], 8.875%, 8/1/2023	110,000	2,750
Calumet Specialty Products Partners LP - Calumet Finance Corp.[2], 11.00%, 4/15/2025	60,000	46,500
Cheniere Energy Partners LP, 5.625%, 10/1/2026	115,000	109,894
CVR Energy, Inc.[2], 5.75%, 2/15/2028	80,000	67,641
Energy Transfer Operating LP, 6.50%, 2/1/2042	1,470,000	1,482,437
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	55,000	46,750
HollyFrontier Corp., 5.875%, 4/1/2026	110,000	112,499
Jonah Energy LLC - Jonah Energy Finance Corp.[5], 7.25%, 10/15/2025	80,000	1,400
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	1,910,000	2,277,168
Laredo Petroleum, Inc., 10.125%, 1/15/2028	55,000	22,406

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	130,000	$16,250
Moss Creek Resources Holdings, Inc.[2], 7.50%, 1/15/2026	40,000	13,400
NuStar Logistics LP, 6.75%, 2/1/2021	40,000	38,600
PBF Holding Co. LLC - PBF Finance Corp.[2], 6.00%, 2/15/2028	70,000	49,833
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	2,690,000	2,871,245
Whiting Petroleum Corp.[6,7], 5.75%, 3/15/2021	60,000	6,000
The Williams Companies, Inc., 3.75%, 6/15/2027	1,840,000	1,837,178
		9,090,551
Total Energy		9,144,495

Financials - 3.4%
Banks - 2.9%
Bank of America Corp., 4.00%, 1/22/2025	3,530,000	3,813,816
CIT Group, Inc., 4.125%, 3/9/2021	80,000	78,600
Citigroup, Inc., 4.45%, 9/29/2027	2,240,000	2,453,786
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	110,000	116,187
JPMorgan Chase & Co.[8], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	1,730,000	1,872,629
Popular, Inc., 6.125%, 9/14/2023	75,000	72,188
Santander Holdings USA, Inc., 4.50%, 7/17/2025	2,320,000	2,389,102
		10,796,308

Capital Markets - 0.1%
Advisor Group Holdings, Inc.[2], 10.75%, 8/1/2027	45,000	34,123
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	140,000	130,200
Oaktree Specialty Lending Corp., 3.50%, 2/25/2025	75,000	68,666
		232,989

Consumer Finance - 0.3%
Credit Acceptance Corp.[2], 5.125%, 12/31/2024	40,000	35,100
Discover Financial Services, 4.50%, 1/30/2026	75,000	77,994
Navient Corp., 5.00%, 10/26/2020	60,000	58,832
Navient Corp., 6.75%, 6/25/2025	115,000	106,375

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
SLM Corp., 5.125%, 4/5/2022	80,000	$73,280
Springleaf Finance Corp., 7.125%, 3/15/2026	65,000	61,262
Visa, Inc., 2.70%, 4/15/2040	700,000	727,644
		1,140,487

Diversified Financial Services - 0.0%##
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[2], 10.50%, 6/1/2024	130,000	103,675

Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	85,000	75,225
Starwood Property Trust, Inc., 3.625%, 2/1/2021	110,000	103,400
		178,625

Thrifts & Mortgage Finance - 0.0%##
Acrisure LLC - Acrisure Finance, Inc.[2], 7.00%, 11/15/2025	40,000	35,400
Radian Group, Inc., 4.875%, 3/15/2027	120,000	105,246
		140,646
Total Financials		12,592,730

Health Care - 0.5%
Health Care Providers & Services - 0.5%
HCA, Inc., 4.125%, 6/15/2029	1,810,000	1,958,054

Industrials - 2.2%
Aerospace & Defense - 0.1%
Howmet Aerospace, Inc., 6.875%, 5/1/2025	115,000	117,273
Air Freight & Logistics - 0.0%##
Cargo Aircraft Management, Inc.[2], 4.75%, 2/1/2028	105,000	98,044
Airlines - 0.5%
Southwest Airlines Co., 5.25%, 5/4/2025	1,860,000	1,853,154
Building Products - 0.0%##
Griffon Corp., 5.75%, 3/1/2028	75,000	71,437
Commercial Services & Supplies - 0.1%
The ADT Security Corp., 6.25%, 10/15/2021	40,000	41,136
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.25%, 4/15/2024	70,000	68,578

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.75%, 4/15/2026	65,000	$64,044
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 6.25%, 1/15/2028	95,000	84,294
Stericycle, Inc.[2], 5.375%, 7/15/2024	70,000	70,201
		328,253

Construction & Engineering - 0.1%
HC2 Holdings, Inc.[2], 11.50%, 12/1/2021	33,000	28,710
Tutor Perini Corp.[2], 6.875%, 5/1/2025	150,000	118,125
		146,835

Industrial Conglomerates - 0.4%
General Electric Co.[8,9], (3 mo. LIBOR US + 3.330%), 5.00%	1,910,000	1,565,006

Marine - 0.0%##
American Tanker, Inc. (Norway)[2], 9.25%, 2/22/2022	40,000	40,000

Trading Companies & Distributors - 1.0%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	2,590,000	2,279,327
Air Lease Corp., 3.25%, 3/1/2025	80,000	71,865
Air Lease Corp., 3.625%, 4/1/2027	535,000	459,188
Avolon Holdings Funding Ltd. (Ireland)[2], 3.25%, 2/15/2027	1,150,000	890,013
Fortress Transportation & Infrastructure Investors LLC[2], 6.50%, 10/1/2025	90,000	73,800
		3,774,193
Total Industrials		7,994,195

Information Technology - 0.0%##
IT Services - 0.0%##
Science Applications International Corp.[2], 4.875%, 4/1/2028	85,000	83,241

Materials - 0.2%
Chemicals - 0.1%
CF Industries, Inc., 3.45%, 6/1/2023	15,000	15,187
OCI N.V. (Netherlands)[2], 5.25%, 11/1/2024	200,000	197,032
PolyOne Corp.[2], 5.75%, 5/15/2025	70,000	70,875
		283,094

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging - 0.0%##
Berry Global, Inc.[2], 4.50%, 2/15/2026	80,000	$78,968
Graphic Packaging International LLC, 4.75%, 4/15/2021	50,000	50,327
		129,295

Metals & Mining - 0.1%
Compass Minerals International, Inc.[2], 6.75%, 12/1/2027	60,000	59,400
IAMGOLD Corp. (Canada)[2], 7.00%, 4/15/2025	150,000	151,182
Infrabuild Australia Pty Ltd. (Australia)[2], 12.00%, 10/1/2024	60,000	51,000
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	30,000	31,558
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	40,000	25,200
Northwest Acquisitions ULC - Dominion Finco, Inc.[10], 7.125%, 11/1/2022	80,000	8,200
		326,540
Total Materials		738,929

Real Estate - 2.1%
Equity Real Estate Investment Trusts (REITS) - 2.1%
American Tower Corp., 3.80%, 8/15/2029	2,260,000	2,526,347
Camden Property Trust, 2.80%, 5/15/2030	2,000,000	2,074,358
Crown Castle International Corp., 3.10%, 11/15/2029	2,270,000	2,422,837
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	589,000	593,399
HAT Holdings I LLC - HAT Holdings II LLC[2], 6.00%, 4/15/2025	110,000	110,000
Iron Mountain, Inc., 5.75%, 8/15/2024	75,000	73,688
		7,800,629

Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	60,000	57,975
Forestar Group, Inc.[2], 5.00%, 3/1/2028	90,000	78,525
		136,500
Total Real Estate		7,937,129

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 0.5%
Electric Utilities - 0.4%
Dominion Energy, Inc., 3.375%, 4/1/2030	1,330,000	$1,446,080
NextEra Energy Operating Partners LP2, 4.25%, 7/15/2024	40,000	40,712
		1,486,792

Independent Power and Renewable Electricity Producers - 0.1%
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	200,000	204,000
Vistra Operations Co. LLC[2], 5.625%, 2/15/2027	75,000	78,938
		282,938
Total Utilities		1,769,730

TOTAL CORPORATE BONDS
(Identified Cost $64,282,089)		65,202,342

U.S. TREASURY SECURITIES - 18.4%

U.S. Treasury Bonds - 4.6%
U.S. Treasury Bond, 2.50%, 2/15/2045	3,274,000	4,132,402
U.S. Treasury Bond, 3.00%, 5/15/2047	2,685,000	3,752,183
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026	8,054,456	9,131,362

Total U.S. Treasury Bonds
(Identified Cost $14,382,379)		17,015,947

U.S. Treasury Notes - 13.8%
U.S. Treasury Floating Rate Note[11], (3 mo. US Treasury Bill Yield + 0.300%), 0.41%, 10/31/2021	7,280,000	7,305,725
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024	6,015,437	6,169,741
U.S. Treasury Note, 2.375%, 8/15/2024	14,585,000	15,855,490
U.S. Treasury Note, 2.125%, 5/15/2025	6,665,000	7,246,625
U.S. Treasury Note, 1.625%, 5/15/2026	13,685,000	14,633,862

Total U.S. Treasury Notes
(Identified Cost $51,143,956)		51,211,443

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $65,526,335)		68,227,390

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES - 6.2%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A2, 3.561%, 7/15/2030	658,881	$649,850
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (Canada)[2], 1.99%, 5/15/2029	1,419,040	1,413,538
Commonbond Student Loan Trust, Series 2019-AGS, Class A1[2], 2.54%, 1/25/2047	1,578,110	1,613,230
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A2, 2.01%, 2/15/2029	1,190,000	1,183,458
Invitation Homes Trust, Series 2017-SFR2, Class A2,11, (1 mo. LIBOR US + 0.850%), 1.601%, 12/17/2036	495,067	478,634
Invitation Homes Trust, Series 2017-SFR2, Class B2,11, (1 mo. LIBOR US + 1.150%), 1.901%, 12/17/2036	400,000	379,653
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[2], 2.82%, 2/15/2068	535,150	537,151
Navient Student Loan Trust, Series 2014-1, Class A3[11], (1 mo. LIBOR US + 0.510%), 0.997%, 6/25/2031	1,159,397	1,107,224
Navient Student Loan Trust, Series 2019-2A, Class A2[2,11], (1 mo. LIBOR US + 1.000%), 1.487%, 2/27/2068	2,590,000	2,434,456
Oxford Finance Funding LLC, Series 2020-1A, Class A2[2], 3.101%, 2/15/2028	1,035,000	1,020,225
Progress Residential Trust, Series 2019-SFR2, Class A2, 3.147%, 5/17/2036	1,285,000	1,320,681
SLM Student Loan Trust, Series 2005-7, Class A4[11], (3 mo. LIBOR US + 0.150%), 1.141%, 10/25/2029	1,044,142	1,015,242
SMB Private Education Loan Trust, Series 2020-A, Class A2A2, 2.23%, 9/15/2037	1,380,000	1,348,520
SoFi Consumer Loan Program Trust, Series 2019-2, Class A2, 3.01%, 4/25/2028	565,844	566,161
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	10,960	10,962
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	300,000	303,994

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	161,426	$161,637
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX2, 3.34%, 8/25/2047	900,000	908,262
SoFi Professional Loan Program Trust, Series 2018-C, Class A1FX2, 3.08%, 1/25/2048	641,046	641,757
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX2, 2.54%, 5/15/2046	880,000	872,489
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	185,038	185,047
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,12], 2.50%, 10/25/2056	997,087	993,218
Towd Point Mortgage Trust, Series 2017-1, Class A1[2,12], 2.75%, 10/25/2056	789,236	793,484
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,11], (1 mo. LIBOR US + 1.000%), 1.487%, 10/25/2048	707,606	698,604
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	1,142,000	1,144,429
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	1,244,453	1,264,891

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $23,245,402)		23,046,797

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.8%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	38,734	38,850
CIM Trust, Series 2019-INV1, Class A1[2,12], 4.00%, 2/25/2049	395,354	400,594
Credit Suisse Mortgage Capital Trust, Series 2013-IVR2, Class A2[2,12], 3.00%, 4/25/2043	813,858	832,049
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,12], 2.50%, 5/25/2043	777,468	759,432
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,12], 2.13%, 2/25/2043	535,335	517,533

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	916,241	$949,110
Fannie Mae-Aces, Series 2017-M15, Class A1[12], 3.058%, 9/25/2027	1,217,091	1,318,423
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A2, 3.144%, 12/10/2036	1,210,000	1,155,902
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[12], 1.375%, 8/25/2020	9,376,125	15,760
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[12], 1.324%, 4/25/2021	7,633,747	61,068
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[12], 1.635%, 10/25/2021	4,904,792	86,608
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[12], 1.433%, 12/25/2021	7,258,515	112,392
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[12], 1.551%, 6/25/2022	9,502,181	232,175
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[12], 0.291%, 4/25/2023	49,123,564	235,287
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[12], 0.208%, 5/25/2023	37,053,149	123,179
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	971,287	1,005,247
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	692,414	711,827
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	122,404,188	266,229
FREMF Mortgage Trust, Series 2014-K37, Class B2,12, 4.715%, 1/25/2047	1,657,000	1,755,703
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,411,364	1,462,868
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A2,11, (1 mo. LIBOR US + 1.000%), 1.814%, 10/15/2036	1,000,000	941,824

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	17,240	$17,279
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,12], 3.00%, 3/25/2043	435,575	439,952
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,12], 3.50%, 5/25/2043	439,710	451,551
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,12], 3.00%, 6/25/2029	578,036	585,339
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,12], 3.50%, 8/25/2047	788,519	796,887
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,12], 3.50%, 12/25/2048	903,718	916,667
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,12], 3.75%, 11/25/2054	440,207	449,435
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,12], 3.75%, 8/25/2055	575,231	587,145
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,12], 3.75%, 11/25/2056	630,240	642,575
PMT Loan Trust, Series 2013-J1, Class A9[2,12], 3.50%, 9/25/2043	961,931	990,686
Sequoia Mortgage Trust, Series 2013-2, Class A12, 1.874%, 2/25/2043	843,791	825,738
Sequoia Mortgage Trust, Series 2013-6, Class A2[12], 3.00%, 5/25/2043	1,295,681	1,324,085
Sequoia Mortgage Trust, Series 2013-7, Class A2[12], 3.00%, 6/25/2043	561,080	568,745
Sequoia Mortgage Trust, Series 2013-8, Class A1[12], 3.00%, 6/25/2043	647,850	660,897
Starwood Retail Property Trust, Series 2014-STAR, Class A2,11, (1 mo. LIBOR US + 1.470%), 2.284%, 11/15/2027	1,572,370	1,468,834
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,11, (1 mo. LIBOR US + 1.050%), 1.864%, 12/15/2033	965,000	886,004
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,12], 3.50%, 1/20/2045	562,657	577,064

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,12], 3.50%, 3/20/2045		218,792	$218,432

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $25,328,913)			25,389,375

FOREIGN GOVERNMENT BONDS - 1.5%

Canadian Government Bond
(Canada), 2.75%, 6/1/2022	CAD	433,000	326,952
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		3,700,000	3,724,724
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	8,562,000	355,763
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,460,000	145,249
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,621,000	238,922
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	47,615
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026		200,000	205,002
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		500,000	488,156
Saudi Government International Bond (Saudi Arabia), 2.90%, 10/22/2025		200,000	202,500

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $6,410,063)			5,734,883

U.S. GOVERNMENT AGENCIES - 6.2%

Mortgage-Backed Securities - 6.2%
Fannie Mae, Pool #888468, UMBS, 5.50%, 9/1/2021		36,070	36,548
Fannie Mae, Pool #995233, UMBS, 5.50%, 10/1/2021		643	649
Fannie Mae, Pool #888017, UMBS, 6.00%, 11/1/2021		6,989	7,147
Fannie Mae, Pool #995329, UMBS, 5.50%, 12/1/2021		27,329	27,737
Fannie Mae, Pool #888136, UMBS, 6.00%, 12/1/2021		8,376	8,584
Fannie Mae, Pool #888810, UMBS, 5.50%, 11/1/2022		40,302	40,861
Fannie Mae, Pool #AD0462, UMBS, 5.50%, 10/1/2024		12,184	12,935

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA3463, UMBS, 4.00%, 9/1/2033	1,607,588	$1,700,338
Fannie Mae, Pool #MA1834, UMBS, 4.50%, 2/1/2034	437,956	481,418
Fannie Mae, Pool #MA1903, UMBS, 4.50%, 5/1/2034	421,056	462,847
Fannie Mae, Pool #745418, UMBS, 5.50%, 4/1/2036	374,368	427,906
Fannie Mae, Pool #889576, UMBS, 6.00%, 4/1/2038	329,200	380,040
Fannie Mae, Pool #MA3412, UMBS, 3.50%, 7/1/2038	1,281,866	1,352,599
Fannie Mae, Pool #995196, UMBS, 6.00%, 7/1/2038	723,070	834,618
Fannie Mae, Pool #AD0207, UMBS, 6.00%, 10/1/2038	105,518	121,790
Fannie Mae, Pool #AD0220, UMBS, 6.00%, 10/1/2038	34,442	39,666
Fannie Mae, Pool #MA0258, UMBS, 4.50%, 12/1/2039	623,123	691,952
Fannie Mae, Pool #AL1595, UMBS, 6.00%, 1/1/2040	450,952	520,602
Fannie Mae, Pool #AL0152, UMBS, 6.00%, 6/1/2040	542,806	626,824
Fannie Mae, Pool #AX5234, UMBS, 4.50%, 11/1/2044	709,201	778,432
Fannie Mae, Pool #AZ9215, UMBS, 4.00%, 10/1/2045	531,185	584,881
Fannie Mae, Pool #BE7845, UMBS, 4.50%, 2/1/2047	268,568	291,316
Fannie Mae, Pool #CA1922, UMBS, 5.00%, 6/1/2048	1,274,028	1,384,675
Fannie Mae, Pool #CA2056, UMBS, 4.50%, 7/1/2048	1,330,680	1,436,047
Fannie Mae, Pool #MA3443, UMBS, 4.00%, 8/1/2048	793,555	844,457
Fannie Mae, Pool #BK9598, UMBS, 4.50%, 8/1/2048	369,546	398,805
Fannie Mae, Pool #CA2373, UMBS, 5.00%, 9/1/2048	1,186,299	1,287,892
Fannie Mae, Pool #BN0622, UMBS, 4.50%, 1/1/2049	1,105,782	1,191,961
Fannie Mae, Pool #AL8674, 5.645%, 1/1/2049	1,380,769	1,606,701
Fannie Mae, Pool #MA3996, 2.50%, 4/1/2050	998,446	1,022,988
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	84	84
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	11,277	11,573

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	7,763	$7,995
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	7,349	7,651
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	11,862	12,318
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	5,974	6,234
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	581,558	639,458
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,075	1,229
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	156,928	180,654
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	155,651	179,650
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	165,996	189,607
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	211,563	241,607
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	85,485	98,657
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	101,763	116,395
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,203,310	1,334,010
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	539,790	595,349

	PRINCIPAL AMOUNT3/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	602,624	$649,960

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $21,878,913)		22,875,647

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management, Institutional Shares, 0.17%[13]
(Identified Cost $4,626,676)	4,626,676	4,626,676

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Identified Cost $350,600,064)		370,722,811

TOTAL OPTIONS WRITTEN — (0.0%)**
(Premiums Received $34,919)		(34,290)

TOTAL INVESTMENTS - 99.8%		370,688,521
OTHER ASSETS, LESS LIABILITIES - 0.2%		796,945
NET ASSETS - 100%		$371,485,466

ADR - American Depositary Receipt

CAD - Canadian Dollar

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

UMBS - Uniform Mortgage-Backed Securities

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
Amazon.com, Inc.	2	05/01/2020	2,590.00	495	$(5,030)
Facebook, Inc. - Class A	33	05/01/2020	207.50	676	(3,630)
Booking Holdings, Inc.	5	05/15/2020	1,510.00	740	(22,400)
					(31,060)
Put
Charter Communications, Inc. - Class A	19	05/08/2020	460.00	941	(3,230)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN (PREMIUMS RECEIVED $34,919)					$(34,290)

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

*Non-income producing security. ** Less than (0.1%).

## Less than 0.1%.

[1]	A portion of this security is designated as collateral for options contracts written. As of April 30, 2020, the total value of such securities was $8,469,536.
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities2 amount to $45,172,502, or 12.2% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

[3]	Amount is stated in USD unless otherwise noted.
[4]

Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019 and March 26, 2020 at a cost of $37,750 ($94.38 per share) and cost of $7,350 ($10.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $2,750, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

[5]

Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on November 28, 2017 at a cost of $80,800 ($101.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,400, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

[6]

Illiquid security - This security was acquired on January 8, 2020 and February 5, 2020 at a cost of $39,575 ($98.94 per share) and cost of $18,649 ($93.25 per share), respectively. This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $6,000, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

[7]	Issuer filed for bankruptcy and/or is in default of interest payments.
[8]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2020.
[9]	Security is perpetual in nature and has no stated maturity date.
[10]

Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 10, 2017 at a cost of $81,600 ($102.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $8,200, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

[11]	Floating rate security. Rate shown is the rate in effect as of April 30, 2020.
[12]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2020.

[13]	Rate shown is the current yield as of April 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2020 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $350,600,064) (Note 2)	$370,722,811
Cash	201,766
Receivable for securities sold	4,609,190
Interest receivable	1,297,199
Receivable for fund shares sold	524,110
Foreign tax reclaims receivable	311,082
Dividends receivable	84,279
Prepaid expenses	32,052

TOTAL ASSETS	377,782,489

LIABILITIES:

Accrued management fees (Note 3)	173,806
Accrued sub-transfer agent fees (Note 3)	127,227
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	111,490
Accrued fund accounting and administration fees (Note 3)	32,871
Accrued Chief Compliance Officer service fees (Note 3)	956
Options written, at value (premiums received $34,919) (Note 2)	34,290
Payable for securities purchased	3,486,881
Payable for fund shares repurchased	2,239,116
Other payables and accrued expenses	90,386

TOTAL LIABILITIES	6,297,023

TOTAL NET ASSETS	$371,485,466

NET ASSETS CONSIST OF:

Capital stock	$325,214
Additional paid-in-capital	337,607,844
Total distributable earnings (loss)	33,552,408

TOTAL NET ASSETS	$371,485,466

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2020 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($180,564,098/13,180,006 shares)	$13.70

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($91,071,147/9,320,698 shares)	$9.77

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($7,584,133/727,984 shares)	$10.42

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($92,010,585/9,274,185 shares)	$9.92

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($255,503/18,558 shares)	$13.77

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series

For the Six Months Ended April 30, 2020 (unaudited)

INVESTMENT INCOME:

Interest	$3,288,212
Dividends (net of foreign taxes withheld, $95,270)	1,169,067

Total Investment Income	4,457,279

EXPENSES:

Management fees (Note 3)	1,136,597
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	461,720
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	222,567
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	18,816
Sub-transfer agent fees (Note 3)	168,560
Fund accounting and administration fees (Note 3)	59,315
Directors’ fees (Note 3)	20,294
Chief Compliance Officer service fees (Note 3)	1,438
Custodian fees	28,302
Miscellaneous	160,042

Total Expenses	2,277,651
Less reduction of expenses (Note 3)	(15,786)

Net Expenses	2,261,865

NET INVESTMENT INCOME	2,195,414

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	13,097,083
Options written	307,246
Foreign currency and translation of other assets and liabilities	(29,876)

13,374,453

Net change in unrealized appreciation (depreciation) on-
Investments in securities	(6,704,258)
Options written	23,108
Foreign currency and translation of other assets and liabilities	(4,662)

(6,685,812)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	6,688,641

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,884,055

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$ 2,195,414	$ 6,297,218
Net realized gain (loss) on investments and foreign currency	13,374,453	17,109,542
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(6,685,812)	23,602,868

Net increase from operations	8,884,055	47,009,628

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(7,749,038)	(15,080,047)
Class I	(6,797,132)	(8,499,100)
Class R	(405,657)	(916,708)
Class L	(5,104,076)	(5,668,759)
Class W	(12,386.00)	(36)

Total distributions to shareholders	(20,068,289)	(30,164,650)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(10,373,563)	(183,247,257)

Net increase (decrease) in net assets	(21,557,797)	(166,402,279)

NET ASSETS:

Beginning of period	393,043,263	559,445,542

End of period	$371,485,466	$393,043,263

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)
		FOR THE YEAR ENDED
		10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.96	$13.13	$14.17	$13.37	$13.15	$14.53
Income (loss) from investment operations:
Net investment income[1]	0.09	0.20	0.17	0.13	0.13	0.15
Net realized and unrealized gain (loss) on investments	0.25	1.28	(0.38)	0.97	0.23	(0.44)
Total from investment operations	0.34	1.48	(0.21)	1.10	0.36	(0.29)
Less distributions to shareholders:
From net investment income	(0.10)	(0.17)	(0.12)	(0.10)	(0.10)	(0.12)
From net realized gain on investments	(0.50)	(0.48)	(0.71)	(0.20)	(0.04)	(0.97)
Total distributions to shareholders	(0.60)	(0.65)	(0.83)	(0.30)	(0.14)	(1.09)
Net asset value - End of period	$13.70	$13.96	$13.13	$14.17	$13.37	$13.15
Net assets - End of period (000’s omitted)	$180,564	$179,977	$318,691	$426,426	$511,577	$683,089
Total return[2]	2.46%	11.85%	(1.67% )	8.46%	2.77%	(1.99% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.08%[3]	1.09%	1.10%	1.08%	1.07%	1.06%
Net investment income	1.28%[3]	1.53%	1.24%	0.98%	0.97%	1.08%
Series portfolio turnover	62%	53%	74%	68%	67%	56%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	0.00%[4]	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)
		FOR THE YEAR ENDED
		10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.14	$9.72	$10.72	$10.20	$10.07	$11.40
Income (loss) from investment operations:
Net investment income[1]	0.07	0.17	0.15	0.13	0.12	0.14
Net realized and unrealized gain (loss) on investments	0.18	0.93	(0.29)	0.73	0.18	(0.35)
Total from investment operations	0.25	1.10	(0.14)	0.86	0.30	(0.21)
Less distributions to shareholders:
From net investment income	(0.12)	(0.20)	(0.15)	(0.14)	(0.13)	(0.15)
From net realized gain on investments	(0.50)	(0.48)	(0.71)	(0.20)	(0.04)	(0.97)
Total distributions to shareholders	(0.62)	(0.68)	(0.86)	(0.34)	(0.17)	(1.12)
Net asset value - End of period	$9.77	$10.14	$9.72	$10.72	$10.20	$10.07
Net assets - End of period (000’s omitted)	$91,071	$111,637	$125,647	$140,706	$299,009	$740,524
Total return[2]	2.50%	12.20%	(1.49% )	8.72%	3.08%	(1.76% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%[3]	0.85%	0.85%	0.83%	0.82%	0.81%
Net investment income	1.50%[3]	1.76%	1.50%	1.24%	1.24%	1.33%
Series portfolio turnover	62%	53%	74%	68%	67%	56%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.03%[3]	0.02%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)
		FOR THE YEAR ENDED
		10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.76	$10.25	$11.25	$10.68	$10.53	$11.87
Income (loss) from investment operations:
Net investment income[1]	0.05	0.13	0.11	0.08	0.07	0.09
Net realized and unrealized gain (loss) on investments	0.20	0.99	(0.31)	0.77	0.20	(0.36)
Total from investment operations	0.25	1.12	(0.20)	0.85	0.27	(0.27)
Less distributions to shareholders:
From net investment income	(0.09)	(0.13)	(0.09)	(0.08)	(0.08)	(0.10)
From net realized gain on investments	(0.50)	(0.48)	(0.71)	(0.20)	(0.04)	(0.97)
Total distributions to shareholders	(0.59)	(0.61)	(0.80)	(0.28)	(0.12)	(1.07)
Net asset value - End of period	$10.42	$10.76	$10.25	$11.25	$10.68	$10.53
Net assets - End of period (000’s omitted)	$7,584	$7,610	$16,537	$22,662	$29,499	$39,917
Total return[2]	2.34%	11.60%	(1.96% )	8.21%	2.55%	(2.30% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.35%[3]	1.35%	1.35%	1.33%	1.32%	1.31%
Net investment income	1.01%[3]	1.26%	1.00%	0.73%	0.72%	0.83%
Series portfolio turnover	62%	53%	74%	68%	67%	56%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.04%[3]	0.03%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class L*

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)
		FOR THE YEAR ENDED
		10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.28	$9.84	$10.83	$10.29	$10.16	$11.49
Income (loss) from investment operations:
Net investment income[1]	0.03	0.08	0.05	0.02	0.02	0.03
Net realized and unrealized gain (loss) on investments	0.18	0.95	(0.29)	0.75	0.18	(0.35)
Total from investment operations	0.21	1.03	(0.24)	0.77	0.20	(0.32)
Less distributions to shareholders:
From net investment income	(0.07)	(0.11)	(0.04)	(0.03)	(0.03)	(0.04)
From net realized gain on investments	(0.50)	(0.48)	(0.71)	(0.20)	(0.04)	(0.97)
Total distributions to shareholders	(0.57)	(0.59)	(0.75)	(0.23)	(0.07)	(1.01)
Net asset value - End of period	$9.92	$10.28	$9.84	$10.83	$10.29	$10.16
Net assets - End of period (000’s omitted)	$92,011	$93,687	$98,571	$116,724	$128,677	$148,143
Total return[2]	2.01%	11.10%	(2.42% )	7.71%	1.98%	(2.77% )
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.78%[3]	1.80%	1.85%	1.83%	1.82%	1.81%
Net investment income	0.57%[3]	0.81%	0.50%	0.23%	0.22%	0.33%
Series portfolio turnover	62%	53%	74%	68%	67%	56%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L Shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	0.01%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class W

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE PERIOD 4/1/19[1] TO 10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.00	$13.27
Income from investment operations:
Net investment income[2]	0.15	0.23
Net realized and unrealized gain (loss) on investments	0.26	0.59
Total from investment operations	0.41	0.82
Less distributions to shareholders:
From net investment income	(0.14)	(0.09)
From net realized gains on investments	(0.50)	— [3]
Total distributions to shareholders	(0.64)	(0.09)
Net asset value - End of period	$13.77	$14.00
Net assets - End of period (000’s omitted)	$256	$132
Total return[4]	2.97%	6.25%
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.10%	0.10%
Net investment income[5]	2.26%	3.15%
Series portfolio turnover	62%	53%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts[5]:
	0.64%	0.64%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $(0.01).

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Extended Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO

Class S
Actual	$1,000.00	$1,029.90	$5.20	1.03%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.74	$5.17	1.03%
Class I
Actual	$1,000.00	$1,030.10	$4.29	0.85%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Class R
Actual	$1,000.00	$1,028.70	$6.76	1.34%
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.20	$6.72	1.34%
Class L
Actual	$1,000.00	$1,025.80	$8.97	1.78%
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.01	$8.92	1.78%
Class W
Actual	$1,000.00	$1,034.60	$0.51	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.37	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Extended Term Series

(unaudited)

1Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Extended Term Series
As of April 30, 2020 (unaudited)

Asset Allocation[1]

*Less than (0.1%).
1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]
Communication Services	10.5%
Information Technology	9.7%
Consumer Discretionary	9.0%
Consumer Staples	6.9%
Financials	6.8%
Health Care	6.6%
Energy	6.5%
Real Estate	5.0%
Industrials	4.3%
Materials	1.8%
Utilities	0.3%

[4]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]
Mastercard, Inc. - Class A	2.5%
Booking Holdings, Inc.	2.2%
Visa, Inc. - Class A	2.1%
Johnson & Johnson	1.6%
Nexon Co. Ltd. (Japan)	1.5%
Novartis AG - ADR (Switzerland)	1.5%
Unilever plc - ADR (United Kingdom)	1.5%
Amazon.com, Inc.	1.5%
Micron Technology, Inc.	1.4%
Cabot Oil & Gas Corp.	1.4%

5As a percentage of total investments.

Investment Portfolio - April 30, 2020
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 55.8%

Communication Services - 8.2%
Entertainment - 3.8%
Activision Blizzard, Inc.[1]	72,790	$4,638,907
Electronic Arts, Inc.*[1]	32,680	3,734,017
Nexon Co. Ltd. (Japan)	478,400	7,724,242
Sea Ltd. - ADR (Taiwan)*	5,600	311,248
The Walt Disney Co.	23,840	2,578,296
		18,986,710

Interactive Media & Services - 3.9%
Alphabet, Inc. - Class A*[1]	4,995	6,726,766
Alphabet, Inc. - Class C*	970	1,308,200
Auto Trader Group plc (United Kingdom)[2]	31,020	178,566
Facebook, Inc. - Class A*	27,480	5,625,431
Tencent Holdings Ltd. - Class H (China)	103,645	5,448,559
		19,287,522

Media - 0.5%
Charter Communications, Inc. - Class A*	3,440	1,703,591
Comcast Corp. - Class A	3,874	145,779
Quebecor, Inc. - Class B (Canada)	9,830	214,050
Shaw Communications, Inc. - Class B (Canada)	17,705	288,861
		2,352,281
Total Communication Services		40,626,513

Consumer Discretionary - 7.4%
Distributors - 0.0%##
Genuine Parts Co.	444	35,200

Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd. (Australia)	12,710	208,441
Hilton Worldwide Holdings, Inc.	1,785	135,142
Restaurant Brands International, Inc. (Canada)	7,330	361,369
Wyndham Hotels & Resorts, Inc.	4,370	164,793
		869,745

Household Durables - 1.1%
Garmin Ltd.	359	29,136
Nikon Corp. (Japan)	305,700	2,843,567
Sony Corp. - ADR (Japan)	36,620	2,352,835
Sony Corp. (Japan)	4,000	257,416
		5,482,954

Internet & Direct Marketing Retail - 4.3%
Alibaba Group Holding Ltd. - ADR (China)*	13,525	2,741,112
Amazon.com, Inc.*	3,070	7,595,180

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
Booking Holdings, Inc.*	7,450	$11,030,246
		21,366,538

Multiline Retail - 0.6%
B&M European Value Retail S.A. (United Kingdom)	69,640	291,229
Dollar Tree, Inc.*	30,720	2,447,462
		2,738,691

Specialty Retail - 0.1%
Best Buy Co., Inc.	644	49,414
The Home Depot, Inc.	1,172	257,641
Industria de Diseno Textil S.A. (Spain)	12,595	322,590
		629,645

Textiles, Apparel & Luxury Goods - 1.1%
adidas AG (Germany)	11,490	2,630,446
lululemon athletica, Inc.*	13,354	2,984,352
VF Corp.	887	51,535
		5,666,333
Total Consumer Discretionary		36,789,106

Consumer Staples - 6.9%
Beverages - 3.0%
Ambev S.A. - ADR (Brazil)	59,713	128,383
Anheuser-Busch InBev S.A./N.V. (Belgium)	62,879	2,928,290
The Coca-Cola Co.	137,530	6,311,252
Constellation Brands, Inc. - Class A .	283	46,607
Diageo plc (United Kingdom)	85,161	2,932,065
Molson Coors Beverage Co. - Class B	615	25,221
PepsiCo, Inc.	17,610	2,329,627
		14,701,445

Food & Staples Retailing - 0.1%
The Kroger Co.	1,734	54,812
Sysco Corp.	957	53,850
Walmart, Inc.	2,338	284,184
		392,846

Food Products - 2.2%
Archer-Daniels-Midland Co.	1,159	43,045
Conagra Brands, Inc.	1,232	41,198
Danone S.A. (France)	6,753	470,666
General Mills, Inc.	1,397	83,666
The Hershey Co.	436	57,739
Hormel Foods Corp.	847	39,682

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
The J.M. Smucker Co.	320	$36,771
Mondelez International, Inc. - Class A	94,440	4,857,994
Nestle S.A. (Switzerland)	50,726	5,372,392
Tyson Foods, Inc. - Class A	750	46,642
		11,049,795

Household Products - 0.0%##
Colgate-Palmolive Co.	1,572	110,464
Kimberly-Clark Corp.	598	82,811
		193,275

Personal Products - 1.6%
Beiersdorf AG (Germany)	2,625	274,651
Unilever plc - ADR (United Kingdom)	146,853	7,617,265
		7,891,916
Total Consumer Staples		34,229,277

Energy - 4.8%
Energy Equipment & Services - 0.3%
Baker Hughes Co.	2,403	33,522
Schlumberger Ltd.	96,496	1,623,063
		1,656,585

Oil, Gas & Consumable Fuels - 4.5%
BP plc - ADR (United Kingdom)	4,035	96,033
Cabot Oil & Gas Corp.	313,460	6,777,005
Cameco Corp. (Canada)	36,616	364,695
Chevron Corp.	10,925	1,005,100
Concho Resources, Inc.	24,275	1,376,878
ConocoPhillips	58,871	2,478,469
EOG Resources, Inc.	60,516	2,875,115
Exxon Mobil Corp.	45,430	2,111,132
Marathon Petroleum Corp.	1,455	46,676
Pioneer Natural Resources Co.	17,260	1,541,491
Royal Dutch Shell plc - Class B - ADR (Netherlands)	32,705	1,045,579
TOTAL S.A. - ADR (France)	67,015	2,355,577
Tourmaline Oil Corp. (Canada)	38,915	385,809
Valero Energy Corp.	862	54,608
		22,514,167
Total Energy		24,170,752

Financials - 4.1%
Banks - 0.4%
Bank of America Corp.	8,506	204,569
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	12,235	269,292

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Citigroup, Inc.	2,556	$124,119
Fifth Third Bancorp	1,623	30,334
FinecoBank Banca Fineco S.p.A. (Italy)	51,270	571,234
JPMorgan Chase & Co.	2,811	269,181
The PNC Financial Services Group, Inc.	548	58,455
Regions Financial Corp.	2,422	26,036
Truist Financial Corp.	2,355	87,889
U.S. Bancorp	2,455	89,608
Wells Fargo & Co.	5,244	152,338
		1,883,055

Capital Markets - 2.5%
Cboe Global Markets, Inc.	39,790	3,954,330
CME Group, Inc.	13,020	2,320,294
Deutsche Boerse AG (Germany)	2,850	441,861
Intercontinental Exchange, Inc.	26,310	2,353,430
Moody’s Corp.	8,220	2,004,858
S&P Global, Inc.	5,905	1,729,456
		12,804,229

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. - Class B*	26,140	4,897,590

Insurance - 0.2%
Admiral Group plc (United Kingdom)	22,295	650,578
The Allstate Corp.	571	58,082
Chubb Ltd.	682	73,663
Cincinnati Financial Corp.	318	20,924
The Hartford Financial Services Group, Inc.	833	31,646
The Travelers Companies, Inc.	461	46,658
		881,551
Total Financials		20,466,425

Health Care - 6.3%
Biotechnology - 1.1%
AbbVie, Inc.	1,943	159,715
BioMarin Pharmaceutical, Inc.*	36,580	3,366,092
Gilead Sciences, Inc.	2,033	170,772
Incyte Corp.*	18,380	1,794,991
		5,491,570

Health Care Equipment & Supplies - 1.3%
Alcon, Inc. (Switzerland)*	53,771	2,839,647
Getinge AB - Class B (Sweden)	17,455	334,565
Medtronic plc	29,728	2,902,345

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	264,000	$401,054
		6,477,611

Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	361	39,750

Life Sciences Tools & Services - 0.6%
Gerresheimer AG (Germany)	4,715	374,982
Thermo Fisher Scientific, Inc.	7,150	2,392,962
		2,767,944

Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	2,874	174,768
Eli Lilly & Co.	857	132,526
Johnson & Johnson[1]	52,448	7,869,298
Merck & Co., Inc.	2,836	225,008
Novartis AG - ADR (Switzerland)	90,430	7,662,134
Perrigo Co. plc	5,830	310,739
Pfizer, Inc.	6,813	261,347
		16,635,820
Total Health Care		31,412,695

Industrials - 2.6%
Aerospace & Defense - 0.1%
Airbus SE (France)*	2,370	150,066
General Dynamics Corp.	473	61,783
Lockheed Martin Corp.	415	161,460
Raytheon Technologies Corp.	2,098	135,971
		509,280

Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	434	30,771

Airlines - 1.4%
easyJet plc (United Kingdom)	371,470	2,813,763
Ryanair Holdings plc - ADR (Ireland)*	68,651	4,357,279
		7,171,042

Building Products - 0.0%##
Johnson Controls International plc	1,833	53,359
Trane Technologies plc	417	36,454
		89,813

Commercial Services & Supplies - 0.6%
Bingo Industries Ltd. (Australia)	143,600	217,481
Copart, Inc.*	35,790	2,867,137

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	783	$78,316
		3,162,934

Electrical Equipment - 0.0%##
Eaton Corp. plc	835	69,722
Emerson Electric Co.	1,300	74,139
Rockwell Automation, Inc.	251	47,559
		191,420

Industrial Conglomerates - 0.1%
3M Co.	857	130,195
Honeywell International, Inc.	998	141,616
		271,811

Machinery - 0.1%
Caterpillar, Inc	888	103,345
Cummins, Inc.	350	57,225
Dover Corp.	286	26,784
Illinois Tool Works, Inc.	572	92,950
Parker-Hannifin Corp.	247	39,056
Stanley Black & Decker, Inc.	303	33,391
The Weir Group plc (United Kingdom)	22,065	263,690
		616,441

Road & Rail - 0.1%
Norfolk Southern Corp.	352	60,227
Union Pacific Corp.	948	151,481
		211,708

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)	6,520	295,214
Fastenal Co.	1,416	51,288
WW Grainger, Inc.	101	27,834
		374,336

Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	26,800	98,088
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	1,695	105,090
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	1,070	106,690
		309,868
Total Industrials		12,939,424

Information Technology - 9.7%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	4,921	208,552

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 5.7%
Accenture plc - Class A	2,090	$387,047
Adyen N.V. (Netherlands)*[2]	150	148,138
Automatic Data Processing, Inc.	513	75,252
International Business Machines Corp.	1,240	155,694
Keywords Studios plc (Ireland)	4,956	99,285
Mastercard, Inc. - Class A	45,780	12,588,127
PayPal Holdings, Inc.*	31,100	3,825,300
Switch, Inc. - Class A	8,975	154,101
Visa, Inc. - Class A	59,730	10,674,946
		28,107,890

Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	536	58,746
Intel Corp.	4,556	273,269
KLA Corp.	350	57,432
Micron Technology, Inc.*	150,000	7,183,500
QUALCOMM, Inc.	1,242	97,708
Skyworks Solutions, Inc.	320	33,242
Texas Instruments, Inc.	1,325	153,793
Xilinx, Inc.	438	38,281
		7,895,971

Software - 2.4%
Microsoft Corp.	28,770	5,155,872
Oracle Corp.	2,644	140,053
salesforce.com, Inc.*	23,115	3,743,474
ServiceNow, Inc.*	8,090	2,843,959
		11,883,358

Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	600	26,262
Total Information Technology		48,122,033

Materials - 1.7%
Chemicals - 0.6%
Akzo Nobel N.V. (Netherlands)	3,620	274,722
FMC Corp.	29,070	2,671,533
International Flavors & Fragrances, Inc.	212	27,778
Linde plc (United Kingdom)	551	101,378
LyondellBasell Industries N.V. - Class A	830	48,098
PPG Industries, Inc.	405	36,786
		3,160,295

Containers & Packaging - 1.0%
Graphic Packaging Holding Co.	374,760	5,003,046

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 0.1%
Lundin Mining Corp. (Chile)	39,700	$194,514
Nucor Corp	856	35,259
		229,773
Total Materials		8,393,114

Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITS) - 4.1%
Acadia Realty Trust	6,815	84,438
Agree Realty Corp.	1,545	100,595
Alexandria Real Estate Equities, Inc.	960	150,806
American Campus Communities, Inc.	6,748	238,137
American Homes 4 Rent - Class A	8,560	206,638
American Tower Corp.[1]	12,830	3,053,540
Americold Realty Trust	8,250	252,368
Apartment Investment & Management Co. - Class A	4,491	169,176
AvalonBay Communities, Inc.	2,140	348,713
Boston Properties, Inc.	1,141	110,882
Brandywine Realty Trust	10,665	119,021
Camden Property Trust	3,575	314,850
Community Healthcare Trust, Inc.	3,685	137,082
CoreSite Realty Corp.	680	82,409
Cousins Properties, Inc.	9,562	288,486
Crown Castle International Corp.	1,615	257,479
Digital Realty Trust, Inc.	3,201	478,517
Douglas Emmett, Inc.	6,260	190,867
Duke Realty Corp.	6,546	227,146
Equinix, Inc.	7,583	5,120,042
Equity LifeStyle Properties, Inc.	4,640	279,838
Equity Residential	3,865	251,457
Essex Property Trust, Inc.	647	157,933
Extra Space Storage, Inc.	840	74,122
First Industrial Realty Trust, Inc.	2,840	107,267
Getty Realty Corp.	3,250	88,270
Healthcare Realty Trust, Inc.	3,775	110,947
Healthcare Trust of America, Inc. - Class A	2,910	71,673
Healthpeak Properties, Inc.	9,220	241,011
Hibernia REIT plc (Ireland)	76,270	99,211
Host Hotels & Resorts, Inc.	5,655	69,613
Invitation Homes, Inc.	11,853	280,323
Jernigan Capital, Inc.	8,045	106,194
Kilroy Realty Corp.	5,193	323,316
Life Storage, Inc.	740	64,817

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Mid-America Apartment
Communities, Inc.	1,430	$160,046
National Retail Properties, Inc.	2,790	91,066
Physicians Realty Trust	6,460	99,613
Prologis, Inc.	9,679	863,657
Public Storage	1,880	348,646
Realty Income Corp.	1,775	97,483
Rexford Industrial Realty, Inc.	3,800	154,736
SBA Communications Corp.	10,830	3,139,834
STAG Industrial, Inc.	3,735	98,044
STORE Capital Corp.	4,610	92,523
Sun Communities, Inc.	3,350	450,240
Sunstone Hotel Investors, Inc.	6,370	58,540
Terreno Realty Corp.	1,070	58,657
UDR, Inc.	3,278	122,827
Urban Edge Properties	7,945	91,368
Welltower, Inc.	4,411	225,976
Total Real Estate		20,410,440

TOTAL COMMON STOCKS
(Identified Cost $247,112,183)		277,559,779

CORPORATE BONDS - 11.7%

Non-Convertible Corporate Bonds - 11.7%
Communication Services - 2.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc., 4.25%, 3/1/2027	770,000	848,568
Verizon Communications, Inc., 5.25%, 3/16/2037	2,720,000	3,623,035
		4,471,603

Interactive Media & Services - 0.4%
Tencent Holdings Ltd. (China)[2], 3.975%, 4/11/2029	1,910,000	2,148,854

Media - 1.0%
Altice Financing S.A. (Luxembourg)[2], 7.50%, 5/15/2026	90,000	93,825
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 4.50%, 8/15/2030	90,000	91,152
Comcast Corp., 3.25%, 11/1/2039	1,910,000	2,080,944
Discovery Communications LLC, 5.20%, 9/20/2047	2,230,000	2,539,872
Townsquare Media, Inc.[2], 6.50%, 4/1/2023	110,000	97,251
		4,903,044

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc., 7.00%, 8/15/2020	115,000	$116,006
Sprint Corp., 7.25%, 9/15/2021	50,000	52,438
Sprint Corp., 7.125%, 6/15/2024	115,000	129,090
		297,534
Total Communication Services		11,821,035

Consumer Discretionary - 1.6%
Auto Components - 0.0%##
Techniplas LLC[2], 10.00%, 5/1/2020	65,000	11,538

Automobiles - 0.0%##
Ford Motor Co., 9.625%, 4/22/2030	70,000	69,739

Diversified Consumer Services - 0.0%##
Carriage Services, Inc.[2], 6.625%, 6/1/2026	85,000	83,818

Household Durables - 0.1%
Foxtrot Escrow Issuer LLC - Foxtrot Escrow Corp.[2], 12.25%, 11/15/2026	110,000	90,750
LGI Homes, Inc.[2], 6.875%, 7/15/2026	150,000	139,688
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	50,000	48,505
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	70,000	63,028
		341,971

Internet & Direct Marketing Retail - 1.3%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	1,570,000	1,705,901
Booking Holdings, Inc., 3.60%, 6/1/2026	3,250,000	3,396,214
Expedia Group, Inc.[2], 6.25%, 5/1/2025	970,000	989,207
Photo Holdings Merger Sub, Inc.[2], 8.50%, 10/1/2026	130,000	112,560
		6,203,882

Multiline Retail - 0.0%##
Staples, Inc.[2], 7.50%, 4/15/2026	85,000	67,150

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 0.2%
The TJX Cos, Inc., 3.50%, 4/15/2025	1,130,000	$1,218,655
Total Consumer Discretionary		7,996,753

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance Corp.[2], 8.625%, 10/15/2026	70,000	74,025

Energy - 1.7%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	145,000	74,494

Oil, Gas & Consumable Fuels - 1.7%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 3/1/2027	105,000	77,700
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 1/15/2028	55,000	40,425
Bruin E&P Partners LLC[4], 8.875%, 8/1/2023	130,000	3,250
Calumet Specialty Products Partners LP - Calumet Finance Corp.[2], 11.00%, 4/15/2025	75,000	58,125
Cheniere Energy Partners LP, 5.625%, 10/1/2026	155,000	148,118
CVR Energy, Inc.[2], 5.75%, 2/15/2028	100,000	84,551
Energy Transfer Operating LP, 6.50%, 2/1/2042	1,380,000	1,391,675
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	75,000	63,750
HollyFrontier Corp., 5.875%, 4/1/2026	145,000	148,294
Jonah Energy LLC - Jonah Energy Finance Corp.[5], 7.25%, 10/15/2025	105,000	1,838
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	1,650,000	1,967,187
Laredo Petroleum, Inc., 10.125%, 1/15/2028	75,000	30,554
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	165,000	20,625
Moss Creek Resources Holdings, Inc.[2], 7.50%, 1/15/2026	50,000	16,750
NuStar Logistics LP, 6.75%, 2/1/2021	50,000	48,250

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC - PBF Finance Corp.[2], 6.00%, 2/15/2028	85,000	$60,512
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	2,370,000	2,529,684
Whiting Petroleum Corp.[6,7], 5.75%, 3/15/2021	75,000	7,500
The Williams Companies, Inc., 3.75%, 6/15/2027	1,720,000	1,717,362
		8,416,150
Total Energy		8,490,644

Financials - 2.7%
Banks - 2.0%
Bank of America Corp., 4.00%, 1/22/2025	3,190,000	3,446,480
CIT Group, Inc., 4.125%, 3/9/2021	100,000	98,250
Citigroup, Inc., 4.45%, 9/29/2027	1,900,000	2,081,337
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	135,000	142,594
JPMorgan Chase & Co.[8], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	1,540,000	1,666,964
Lloyds Bank plc (United Kingdom)[2,8,9], (3 mo. LIBOR US + 11.760%), 12.00%	100,000	112,359
Popular, Inc., 6.125%, 9/14/2023	90,000	86,625
Santander Holdings USA, Inc., 4.50%, 7/17/2025	2,190,000	2,255,230
		9,889,839

Capital Markets - 0.1%
Advisor Group Holdings, Inc.[2], 10.75%, 8/1/2027	55,000	41,707
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	175,000	162,750
Oaktree Specialty Lending Corp., 3.50%, 2/25/2025	90,000	82,399
		286,856

Consumer Finance - 0.5%
Credit Acceptance Corp.[2], 5.125%, 12/31/2024	55,000	48,262
Discover Financial Services, 4.50%, 1/30/2026	95,000	98,792
Navient Corp., 5.00%, 10/26/2020	75,000	73,540
Navient Corp., 6.75%, 6/25/2025	140,000	129,500
SLM Corp., 5.125%, 4/5/2022	105,000	96,180
Springleaf Finance Corp., 7.125%, 3/15/2026	85,000	80,112

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL	VALUE
	AMOUNT[3]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
Visa, Inc., 2.70%, 4/15/2040	2,050,000	$2,130,957
		2,657,343

Diversified Financial Services - 0.0%##
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[2], 10.50%, 6/1/2024	160,000	127,600

Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	100,000	88,500
Starwood Property Trust, Inc., 3.625%, 2/1/2021	140,000	131,600
		220,100

Thrifts & Mortgage Finance - 0.0%##
Acrisure LLC - Acrisure Finance, Inc.[2], 7.00%, 11/15/2025	50,000	44,250
Radian Group, Inc., 4.875%, 3/15/2027	140,000	122,787
		167,037
Total Financials		13,348,775

Health Care - 0.3%
Health Care Providers & Services - 0.3%
HCA, Inc., 4.125%, 6/15/2029	1,540,000	1,665,968

Industrials - 1.7%
Aerospace & Defense - 0.0%##
Howmet Aerospace, Inc., 6.875%, 5/1/2025	155,000	158,064

Air Freight & Logistics - 0.0%##
Cargo Aircraft Management, Inc.[2], 4.75%, 2/1/2028	130,000	121,388

Airlines - 0.4%
Southwest Airlines Co., 5.25%, 5/4/2025	1,710,000	1,703,706

Building Products - 0.0%##
Griffon Corp., 5.75%, 3/1/2028	95,000	90,488

Commercial Services & Supplies - 0.1%
The ADT Security Corp., 6.25%, 10/15/2021	50,000	51,420
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.25%, 4/15/2024	85,000	83,274

	PRINCIPAL	VALUE
	AMOUNT[3]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.75%, 4/15/2026	85,000	$83,750
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 6.25%, 1/15/2028	115,000	102,040
Stericycle, Inc.[2], 5.375%, 7/15/2024 .	85,000	85,244
		405,728

Construction & Engineering - 0.1%
HC2 Holdings, Inc.[2], 11.50%, 12/1/2021	41,000	35,670
Tutor Perini Corp.[2], 6.875%, 5/1/2025	175,000	137,812
		173,482

Industrial Conglomerates - 0.3%
General Electric Co.[8,9], (3 mo. LIBOR US + 3.330%), 5.00%	1,980,000	1,622,362

Marine - 0.0%##
American Tanker, Inc. (Norway)[2], 9.25%, 2/22/2022	55,000	55,000

Trading Companies & Distributors - 0.8%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	2,380,000	2,094,517
Air Lease Corp., 3.25%, 3/1/2025	100,000	89,831
Air Lease Corp., 3.625%, 4/1/2027	1,050,000	901,210
Avolon Holdings Funding Ltd. (Ireland)[2], 3.25%, 2/15/2027	1,090,000	843,578
Fortress Transportation & Infrastructure Investors LLC[2], 6.50%, 10/1/2025	125,000	102,500
		4,031,636
Total Industrials		8,361,854

Information Technology - 0.0%##
IT Services - 0.0%##
Science Applications International Corp.[2], 4.875%, 4/1/2028	100,000	97,931

Materials - 0.1%
Chemicals - 0.0%##
CF Industries, Inc., 3.45%, 6/1/2023	30,000	30,375
PolyOne Corp.[2], 5.75%, 5/15/2025	90,000	91,125
		121,500

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL	VALUE
	AMOUNT[3]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging - 0.0%##
Berry Global, Inc.[2], 4.50%, 2/15/2026	105,000	$103,646
Graphic Packaging International LLC, 4.75%, 4/15/2021	60,000	60,393
		164,039

Metals & Mining - 0.1%
Compass Minerals International, Inc.[2], 6.75%, 12/1/2027	80,000	79,200
IAMGOLD Corp. (Canada)[2], 7.00%, 4/15/2025	185,000	186,458
Infrabuild Australia Pty Ltd. (Australia)[2], 12.00%, 10/1/2024	80,000	68,000
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	45,000	47,336
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	50,000	31,500
Northwest Acquisitions ULC - Dominion Finco, Inc.[10], 7.125%, 11/1/2022	105,000	10,762
		423,256
Total Materials		708,795

Real Estate - 0.9%
Equity Real Estate Investment Trusts (REITS) - 0.9%
American Tower Corp., 3.80%, 8/15/2029	2,170,000	2,425,740
Crown Castle International Corp., 3.10%, 11/15/2029	1,000,000	1,067,329
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	427,000	430,189
HAT Holdings I LLC - HAT Holdings II LLC[2], 6.00%, 4/15/2025	150,000	150,000
Iron Mountain, Inc., 5.75%, 8/15/2024	85,000	83,512
		4,156,770

Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	80,000	77,300

	PRINCIPAL	VALUE
	AMOUNT[3]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development (continued)
Forestar Group, Inc.[2], 5.00%, 3/1/2028	110,000	$95,975
		173,275
Total Real Estate		4,330,045

Utilities - 0.3%
Electric Utilities - 0.2%
Dominion Energy, Inc., 3.375%, 4/1/2030	1,130,000	1,228,624
NextEra Energy Operating Partners LP2, 4.25%, 7/15/2024	45,000	45,801
		1,274,425

Independent Power and Renewable Electricity Producers - 0.1%
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	245,000	249,900
Vistra Operations Co. LLC[2], 5.625%, 2/15/2027	90,000	94,725
		344,625
Total Utilities		1,619,050

TOTAL CORPORATE BONDS
(Identified Cost $58,227,574)		58,514,875

U.S. TREASURY SECURITIES - 18.5%

U.S. Treasury Bonds - 4.0%
U.S. Treasury Bond, 3.00%, 5/15/2047	8,900,000	12,437,402
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026	6,816,311	7,727,674

Total U.S. Treasury Bonds
(Identified Cost $18,667,082)		20,165,076

U.S. Treasury Notes - 14.5%
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024	5,246,200	5,380,772
U.S. Treasury Note, 2.50%, 5/15/2024	17,780,000	19,339,223
U.S. Treasury Note, 2.00%, 8/15/2025	25,810,000	27,972,596
U.S. Treasury Note, 1.625%, 5/15/2026	18,080,000	19,333,594

Total U.S. Treasury Notes
(Identified Cost $71,999,996)		72,026,185

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $90,667,078)		92,191,261

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL	VALUE
	AMOUNT[3]	(NOTE 2)

ASSET-BACKED SECURITIES - 3.5%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A2, 3.561%, 7/15/2030	554,847	$547,242
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (Canada)[2], 1.99%, 5/15/2029	1,597,686	1,591,492
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada)[2], 2.12%, 11/15/2029	568,421	562,847
Commonbond Student Loan Trust, Series 2019-AGS, Class A1[2], 2.54%, 1/25/2047	1,578,110	1,613,230
Invitation Homes Trust, Series 2017-SFR2, Class A2,11, (1 mo. LIBOR US + 0.850%), 1.601%, 12/17/2036	481,315	465,338
Invitation Homes Trust, Series 2017-SFR2, Class B2,11, (1 mo. LIBOR US + 1.150%), 1.901%, 12/17/2036	390,000	370,162
Oxford Finance Funding LLC, Series 2020-1A, Class A2[2], 3.101%, 2/15/2028	1,010,000	995,582
Progress Residential Trust, Series 2019-SFR2, Class A2, 3.147%, 5/17/2036	920,000	945,546
Progress Residential Trust, Series 2019-SFR4, Class A2, 2.687%, 10/17/2036	1,200,000	1,207,547
SoFi Consumer Loan Program Trust, Series 2019-2, Class A2, 3.01%, 4/25/2028	596,430	596,764
SoFi Consumer Loan Program Trust, Series 2019-3, Class A2, 2.90%, 5/25/2028	791,924	788,617
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	10,960	10,962
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	300,000	303,994
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	161,426	161,637
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX2, 3.34%, 8/25/2047	1,060,000	1,069,730
SoFi Professional Loan Program Trust, Series 2018-C, Class A1FX2, 3.08%, 1/25/2048	645,854	646,571
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX2, 2.54%, 5/15/2046	880,000	872,489

	PRINCIPAL	VALUE
	AMOUNT[3]	(NOTE 2)

ASSET-BACKED SECURITIES (continued)

Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	118,801	$118,807
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,12], 2.50%, 10/25/2056	739,182	736,314
Towd Point Mortgage Trust, Series 2017-1, Class A1[2,12], 2.75%, 10/25/2056	992,452	997,794
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,11], (1 mo. LIBOR US + 1.000%), 1.487%, 10/25/2048	876,084	864,938
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	841,625	843,415
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	995,562	1,011,913

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $17,301,169)		17,322,931

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.0%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	29,401	29,488
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	2,411,000	2,414,530
CIM Trust, Series 2019-INV1, Class A1[2,12], 4.00%, 2/25/2049	374,701	379,668
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,12], 2.50%, 5/25/2043	451,634	441,157
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,12], 2.13%, 2/25/2043	421,429	407,416
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	704,801	730,084
Fannie Mae-Aces, Series 2017-M15, Class A1[12], 3.058%, 9/25/2027	1,291,250	1,398,758
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A2, 3.144%, 12/10/2036	1,220,000	1,165,455
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[12], 1.375%, 8/25/2020	5,733,358	9,637

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL	VALUE
	AMOUNT[3]	(NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[12], 1.324%, 4/25/2021	8,748,536	$69,987
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[12], 1.635%, 10/25/2021	3,587,102	63,340
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[12], 1.433%, 12/25/2021	14,629,789	226,529
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[12], 1.551%, 6/25/2022	10,515,284	256,929
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[12], 0.291%, 4/25/2023	42,133,058	201,805
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[12], 0.208%, 5/25/2023	27,098,697	90,087
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	723,136	748,419
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	534,148	549,124
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	74,850,758	162,800
FREMF Mortgage Trust, Series 2014-K41, Class B2,12, 3.963%, 11/25/2047	1,315,000	1,377,358
FREMF Mortgage Trust, Series 2014-K715, Class B2,12, 4.111%, 2/25/2046	1,279,000	1,286,586
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,368,596	1,418,539
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A2,11, (1mo. LIBOR US + 1.000%), 1.814%, 10/15/2036	1,225,000	1,153,734
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	12,028	12,055
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,12], 3.00%, 3/25/2043	291,071	293,996
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,12], 3.50%, 5/25/2043	256,171	263,070

	PRINCIPAL	VALUE
	AMOUNT[3]	(NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,12], 3.00%, 6/25/2029	422,695	$428,035
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,12], 3.50%, 8/25/2047	630,815	637,510
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,12], 3.50%, 12/25/2048	863,848	876,226
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,12], 3.75%, 11/25/2054	290,313	296,399
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,12], 3.75%, 8/25/2055	446,098	455,337
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,12], 3.75%, 11/25/2056	473,249	482,511
PMT Loan Trust, Series 2013-J1, Class A9[2,12], 3.50%, 9/25/2043	938,564	966,621
Sequoia Mortgage Trust, Series 2013-2, Class A12, 1.874%, 2/25/2043	322,057	315,167
Sequoia Mortgage Trust, Series 2013-6, Class A2[12], 3.00%, 5/25/2043	1,475,216	1,507,556
Sequoia Mortgage Trust, Series 2013-7, Class A2[12], 3.00%, 6/25/2043	376,131	381,270
Sequoia Mortgage Trust, Series 2013-8, Class A1[12], 3.00%, 6/25/2043	382,524	390,228
Starwood Retail Property Trust, Series 2014-STAR, Class A2,11, (1mo. LIBOR US + 1.470%), 2.284%, 11/15/2027	971,430	907,464
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,11, (1 mo. LIBOR US + 1.050%), 1.864%, 12/15/2033	1,200,000	1,101,766
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	423,798	424,505
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,12], 3.50%, 1/20/2045	318,864	327,028
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,12], 3.50%, 3/20/2045	126,703	126,494

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $24,482,909)		24,774,668

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL		VALUE
	AMOUNT[3]		(NOTE 2)

FOREIGN GOVERNMENT BONDS - 1.3%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	358,000	$270,320
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		4,625,000	4,655,905
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	7,313,000	303,865
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,112,000	130,640
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,057,000	214,949
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	972,000	42,814
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026		200,000	205,002
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		700,000	683,418
Saudi Government International Bond (Saudi Arabia), 2.90%, 10/22/2025		200,000	202,500

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $7,292,759)			6,709,413

U.S. GOVERNMENT AGENCIES - 4.2%

Mortgage-Backed Securities - 4.2%
Fannie Mae, Pool #888468, UMBS, 5.50%, 9/1/2021		22,730	23,031
Fannie Mae, Pool #995233, UMBS, 5.50%, 10/1/2021		466	471
Fannie Mae, Pool #888017, UMBS, 6.00%, 11/1/2021		5,096	5,211
Fannie Mae, Pool #995329, UMBS, 5.50%, 12/1/2021		19,932	20,230
Fannie Mae, Pool #888136, UMBS, 6.00%, 12/1/2021		6,120	6,272
Fannie Mae, Pool #888810, UMBS, 5.50%, 11/1/2022		25,405	25,757
Fannie Mae, Pool #990895, UMBS, 5.50%, 10/1/2023		12,736	13,483
Fannie Mae, Pool #AD0462, UMBS, 5.50%, 10/1/2024		8,881	9,428
Fannie Mae, Pool #MA3463, UMBS, 4.00%, 9/1/2033		1,121,903	1,186,632
Fannie Mae, Pool #MA1834, UMBS, 4.50%, 2/1/2034		484,021	532,054
Fannie Mae, Pool #MA1903, UMBS, 4.50%, 5/1/2034		353,942	389,071
Fannie Mae, Pool #909786, UMBS, 5.50%, 3/1/2037		82,915	94,454

	PRINCIPAL	VALUE
	AMOUNT[3]	(NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #889576, UMBS, 6.00%, 4/1/2038	219,404	$253,288
Fannie Mae, Pool #889579, UMBS, 6.00%, 5/1/2038	178,496	206,060
Fannie Mae, Pool #MA3412, UMBS, 3.50%, 7/1/2038	1,281,866	1,352,599
Fannie Mae, Pool #995196, UMBS, 6.00%, 7/1/2038	10,931	12,617
Fannie Mae, Pool #AD0207, UMBS, 6.00%, 10/1/2038	440,295	508,192
Fannie Mae, Pool #AD0220, UMBS, 6.00%, 10/1/2038	16,691	19,223
Fannie Mae, Pool #AD0307, UMBS, 5.50%, 1/1/2039	281,341	321,420
Fannie Mae, Pool #MA0258, UMBS, 4.50%, 12/1/2039	363,408	403,549
Fannie Mae, Pool #AL1595, UMBS, 6.00%, 1/1/2040	219,774	253,718
Fannie Mae, Pool #AL0152, UMBS, 6.00%, 6/1/2040	427,453	493,616
Fannie Mae, Pool #AL0241, UMBS, 4.00%, 4/1/2041	670,596	733,976
Fannie Mae, Pool #AI5172, UMBS, 4.00%, 8/1/2041	489,478	535,609
Fannie Mae, Pool #AL1410, UMBS, 4.50%, 12/1/2041	871,426	966,197
Fannie Mae, Pool #AL7729, UMBS, 4.00%, 6/1/2043	539,410	590,023
Fannie Mae, Pool #AX5234, UMBS, 4.50%, 11/1/2044	415,642	456,216
Fannie Mae, Pool #AS4103, UMBS, 4.50%, 12/1/2044	523,700	577,453
Fannie Mae, Pool #AZ9215, UMBS, 4.00%, 10/1/2045	404,733	445,646
Fannie Mae, Pool #BC6764, UMBS, 3.50%, 4/1/2046	537,275	575,943
Fannie Mae, Pool #BD6997, UMBS, 4.00%, 10/1/2046	596,778	640,803
Fannie Mae, Pool #BE7845, UMBS, 4.50%, 2/1/2047	451,250	489,472
Fannie Mae, Pool #CA1922, UMBS, 5.00%, 6/1/2048	1,197,817	1,301,846
Fannie Mae, Pool #BK9598, UMBS, 4.50%, 8/1/2048	382,069	412,320
Fannie Mae, Pool #CA2373, UMBS, 5.00%, 9/1/2048	769,954	835,891
Fannie Mae, Pool #AL8674, 5.645%, 1/1/2049	1,084,876	1,262,392
Fannie Mae, Pool #MA3996, 2.50%, 4/1/2050	1,238,074	1,268,506

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL	VALUE
	AMOUNT[3]	(NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	61	$61
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	8,224	8,440
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	5,662	5,831
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	5,359	5,579
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	8,648	8,980
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	4,048	4,225
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	357,479	393,070
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	286,191	314,691
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	393,546	432,734
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	91,956	106,135
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	148,120	169,188
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	188,780	215,588
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	385,354	439,372
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	387,375	442,095
	PRINCIPAL
	AMOUNT3/	VALUE
	SHARES	(NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	93,935	$107,441
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	411,440	453,789
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	533,128	579,834

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $20,053,665)		20,909,722

SHORT-TERM INVESTMENT - 0.2%

Dreyfus Government Cash Management, Institutional Shares,0.17%[13] (Identified Cost $882,319)	882,319	882,319

TOTAL INVESTMENTS IN SECURITIES - 100.2%
(Identified Cost $466,019,656)		498,864,968

TOTAL OPTIONS WRITTEN — (0.0%)**
(Premiums Received $66,194)		(67,190)

TOTAL INVESTMENTS - 100.2%		498,797,778
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(1,177,132)
NET ASSETS - 100%		$497,620,646

ADR - American Depositary Receipt

CAD - Canadian Dollar

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

UMBS - Uniform Mortgage-Backed Securities

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE

Call
Amazon.com, Inc.	4	05/01/2020	$2,590.00	990	$(10,060)
Facebook, Inc. - Class A	58	05/01/2020	207.50	1,187	(6,380)
Booking Holdings, Inc.	10	05/15/2020	1,510.00	1,481	(44,800)
					(61,240)

Put
Charter Communications, Inc. - Class A	35	05/08/2020	460.00	1,733	(5,950)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN (PREMIUMS RECEIVED $66,194)					$(67,190)

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

*Non-income producing security.

** Less than (0.1%).

## Less than 0.1%.

[1]	A portion of this security is designated as collateral for options contracts written. As of April 30, 2020, the total value of such securities was $11,118,428.
[2]	Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $42,482,628, or 8.5% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).
[3]	Amount is stated in USD unless otherwise noted.
[4]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019 and March 26, 2020 at a cost of $51,906 ($94.38 per share) and cost of $7,875 ($10.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $3,250, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).
[5]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 28, 2017 and November 28, 2017 at a cost of $10,000 ($100.00 per share) and cost of $95,950 ($101.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,838, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).
[6]	Illiquid security - This security was acquired on January 8, 2020 and February 5, 2020 at a cost of $49,469 ($98.94 per share) and cost of $23,312 ($93.25 per share), respectively. This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $7,500, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).
[7]	Issuer filed for bankruptcy and/or is in default of interest payments.
[8]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2020.
[9]	Security is perpetual in nature and has no stated maturity date.
[10]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 10, 2017 at a cost of $107,100 ($102.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $10,762, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

[11]	Floating rate security. Rate shown is the rate in effect as of April 30, 2020.

[12]	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2020.

[13]	Rate shown is the current yield as of April 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2020 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $466,019,656) (Note 2)	$498,864,968
Receivable for securities sold	3,988,265
Interest receivable	1,521,011
Foreign tax reclaims receivable	564,020
Receivable for fund shares sold	254,752
Dividends receivable	130,432
Prepaid and other expenses	34,494

TOTAL ASSETS	505,357,942

LIABILITIES:

Accrued management fees (Note 3)	227,295
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	132,315
Accrued sub-transfer agent fees (Note 3)	110,872
Accrued fund accounting and administration fees (Note 3)	35,737
Accrued Chief Compliance Officer service fees (Note 3)	956
Options written, at value (premiums received $66,194) (Note 2)	67,190
Payable for securities purchased	6,046,133
Payable for fund shares repurchased	1,010,390
Other payables and accrued expenses	106,408

TOTAL LIABILITIES	7,737,296

TOTAL NET ASSETS	$497,620,646

NET ASSETS CONSIST OF:

Capital stock	$406,349
Additional paid-in-capital	441,823,476
Total distributable earnings (loss)	55,390,821

TOTAL NET ASSETS	$497,620,646

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2020 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($264,091,925/14,829,313 shares)	$17.81

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($129,647,520/14,981,412 shares)	$8.65

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($6,944,991/665,882 shares)	$10.43

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($96,930,691/10,158,003 shares)	$9.54

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($5,519/309 shares)	$17.86

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series

For the Six Months Ended April 30, 2020 (unaudited)

INVESTMENT INCOME:

Interest	$3,152,609
Dividends (net of foreign taxes withheld, $158,007)	1,943,744

Total Investment Income	5,096,353

EXPENSES:

Management fees (Note 3)	1,438,575
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	495,840
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	337,444
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	16,052
Sub-transfer agent fees (Note 3)	151,701
Fund accounting and administration fees (Note 3)	64,995
Directors’ fees (Note 3)	25,351
Chief Compliance Officer service fees (Note 3)	1,438
Custodian fees	32,677
Miscellaneous	190,396

Total Expenses	2,754,469
Less reduction of expenses (Note 3)	(17)

Net Expenses	2,754,452

NET INVESTMENT INCOME	2,341,901

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	21,944,677
Options written	523,134
Foreign currency and translation of other assets and liabilities	(50,973)

22,416,838

Net change in unrealized appreciation (depreciation) on-
Investments in securities	(10,332,660)
Options written	77,616
Foreign currency and translation of other assets and liabilities	(2,517)

(10,257,561)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	12,159,277

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,501,178

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,341,901	$6,413,518
Net realized gain (loss) on investments and foreign currency	22,416,838	26,128,368
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(10,257,561)	32,493,713

Net increase (decrease) from operations	14,501,178	(6,321,643)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(11,275,958)	(16,366,482)
Class I	(9,875,627)	(13,372,839)
Class R	(420,108)	(870,640)
Class L	(7,197,139)	(9,091,336)
Class W	(248)	(28)

Total distributions to shareholders	(28,769,080)	(39,701,325)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	10,638,558	(76,738,491)

Net increase (decrease) in net assets	(3,629,344)	(51,404,217)

NET ASSETS:

Beginning of period	501,249,990	552,654,207

End of period	$497,620,646	$501,249,990

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	FOR THE SIX MONTHS ENDE	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$18.02	$16.85	$18.22	$16.62	$16.42	$18.28
Income (loss) from investment operations:
Net investment income[1]	0.10	0.22	0.18	0.15	0.14	0.16
Net realized and unrealized gain (loss) on investments	0.44	1.87	(0.43)	1.70	0.37	(0.56)
Total from investment operations	0.54	2.09	(0.25)	1.85	0.51	(0.40)

Less distributions to shareholders:
From net investment income	(0.09)	(0.15)	(0.10)	(0.09)	(0.09)	(0.11)
From net realized gain on investments	(0.66)	(0.77)	(1.02)	(0.16)	(0.22)	(1.35)
Total distributions to shareholders	(0.75)	(0.92)	(1.12)	(0.25)	(0.31)	(1.46)
Net asset value - End of period	$17.81	$18.02	$16.85	$18.22	$16.62	$16.42
Net assets - End of period (000’s omitted)	$264,092	$276,300	$308,334	$400,117	$498,344	$718,811
Total return[2]	2.99%	13.16%	(1.47% )	11.26%	3.23%	(2.16% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.03%[3]	1.05%	1.10%	1.08%	1.07%	1.07%
Net investment income	1.10%[3]	1.31%	1.03%	0.89%	0.86%	0.96%
Series portfolio turnover	74%	61%	75%	79%	63%	66%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.01%	0.01%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

 3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class I

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.15	$9.04	$10.31	$9.53	$9.57	$11.30
Income (loss) from investment operations:
Net investment income[1]	0.06	0.13	0.12	0.11	0.10	0.12
Net realized and unrealized gain (loss) on investments	0.22	0.95	(0.22)	0.96	0.21	(0.34)
Total from investment operations	0.28	1.08	(0.10)	1.07	0.31	(0.22)

Less distributions to shareholders:
From net investment income	(0.12)	(0.20)	(0.15)	(0.13)	(0.13)	(0.16)
From net realized gain on investments	(0.66)	(0.77)	(1.02)	(0.16)	(0.22)	(1.35)
Total distributions to shareholders	(0.78)	(0.97)	(1.17)	(0.29)	(0.35)	(1.51)
Net asset value - End of period	$8.65	$9.15	$9.04	$10.31	$9.53	$9.57
Net assets - End of period (000’s omitted)	$129,648	$117,991	$126,834	$147,257	$386,926	$545,570
Total return[2]	3.01%	13.36%	(1.15% )	11.56%	3.52%	(1.91% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%[3]	0.85%	0.85%	0.83%	0.82%	0.82%
Net investment income	1.27%[3]	1.51%	1.29%	1.15%	1.12%	1.22%
Series portfolio turnover	74%	61%	75%	79%	63%	66%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.01%	0.01%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®Extended Term Series - Class R

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$ 10.86	$ 10.54	$ 11.82	$ 10.88	$ 10.87	$ 12.62
Income (loss) from investment operations:
Net investment income[1]	0.04	0.11	0.09	0.07	0.06	0.08
Net realized and unrealized gain (loss) on investments	0.27	1.11	(0.26)	1.10	0.24	(0.38)
Total from investment operations	0.31	1.22	(0.17)	1.17	0.30	(0.30)

Less distributions to shareholders:
From net investment income	(0.08)	(0.13)	(0.09)	(0.07)	(0.07)	(0.10)
From net realized gain on investments	(0.66)	(0.77)	(1.02)	(0.16)	(0.22)	(1.35)
Total distributions to shareholders	(0.74)	(0.90)	(1.11)	(0.23)	(0.29)	(1.45)
Net asset value - End of period	$ 10.43	$ 10.86	$ 10.54	$ 11.82	$ 10.88	$ 10.87
Net assets - End of period (000’s omitted)	$ 6,945	$ 6,149	$ 11,138	$ 15,358	$ 24,692	$ 40,379
Total return[2]	2.87%	12.73%	(1.65% )	10.97%	2.93%	(2.39% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.34%[3]	1.35%	1.35%	1.33%	1.32%	1.32%
Net investment income	0.80%[3]	1.02%	0.79%	0.65%	0.61%	0.71%
Series portfolio turnover	74%	61%	75%	79%	63%	66%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.02%	0.01%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class L*

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.00	$9.78	$11.05	$10.19	$10.21	$11.95
Income (loss) from investment operations:
Net investment income[1]	0.02	0.05	0.03	0.01	0.01	0.02
Net realized and unrealized gain (loss) on investments	0.24	1.04	(0.24)	1.03	0.22	(0.36)
Total from investment operations	0.26	1.09	(0.21)	1.04	0.23	(0.34)

Less distributions to shareholders:
From net investment income	(0.06)	(0.10)	(0.04)	(0.02)	(0.03)	(0.05)
From net realized gain on investments	(0.66)	(0.77)	(1.02)	(0.16)	(0.22)	(1.35)
Total distributions to shareholders	(0.72)	(0.87)	(1.06)	(0.18)	(0.25)	(1.40)
Net asset value - End of period	$ 9.54	$ 10.00	$ 9.78	$ 11.05	$ 10.19	$ 10.21
Net assets - End of period (000’s omitted)	$ 96,931	$ 100,804	$ 106,348	$ 130,130	$ 146,554	$ 165,898
Total return[2]	2.58%	12.26%	(2.13% )	10.42%	2.43%	(2.91% )
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.78%[3]	1.80%	1.85%	1.83%	1.82%	1.82%
Net investment income	0.35%[3]	0.57%	0.28%	0.14%	0.11%	0.21%
Series portfolio turnover	74%	61%	75%	79%	63%	66%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.00%[4]	0.01%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class W

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE PERIOD 4/1/19[1]TO 10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$18.08	$17.04
Income from investment operations:
Net investment income[2]	0.18	0.23
Net realized and unrealized gain (loss) on investments	0.45	0.90
Total from investment operations	0.63	1.13

Less distributions to shareholders:
From net investment income	(0.19)	(0.09)
From net realized gain on investments	(0.66)	(0.00)[3]
Total distributions to shareholders	(0.85)	(0.09)
Net asset value - End of period	$17.86	$18.08
Net assets - End of period (000’s omitted)	$6	$5
Total return[4]	3.46%	6.69%
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.10%	0.10%
Net investment income[5]	2.02%	2.20%
Series portfolio turnover	74%	61%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts5:

0.63%	0.62%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $(0.01).

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$988.40	$5.44	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52	1.10%
Class I
Actual	$1,000.00	$990.00	$4.21	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Class R
Actual	$1,000.00	$987.90	$6.47	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.57	1.31%
Class L
Actual	$1,000.00	$985.30	$8.93	1.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.86	$9.07	1.81%
Class W
Actual	$1,000.00	$993.60	$0.50	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.37	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

1Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Maximum Term Series

As of April 30, 2020 (unaudited)

Asset Allocation[1]

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]
Consumer Discretionary	16.3%
Information Technology	13.6%
Communication Services	12.9%
Health Care	10.4%
Financials	10.2%
Consumer Staples	10.1%
Energy	6.6%
Real Estate	4.9%
Industrials	3.9%
Materials	2.2%
Utilities	0.2%

[4]Including common stocks and corporate bonds, as a percentage of total investments.
Top Ten Stock Holdings[5]
Microsoft Corp.	2.2%
Cabot Oil & Gas Corp.	2.2%
The Coca-Cola Co.	2.2%
Mondelez International, Inc. - Class A	2.1%
ServiceNow, Inc.	2.0%
Amazon.com, Inc.	1.9%
Booking Holdings, Inc.	1.9%
Mastercard, Inc. - Class A	1.8%
Dollar General Corp.	1.8%
lululemon athletica, Inc.	1.8%

5As a percentage of total investments.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 86.5%

Communication Services - 11.9%
Entertainment - 5.8%
Activision Blizzard, Inc.	64,860	$4,133,528
Electronic Arts, Inc.*	53,050	6,061,493
Nexon Co. Ltd. (Japan)	325,800	5,260,364
Sea Ltd. - ADR (Taiwan)*	37,785	2,100,090
The Walt Disney Co.	22,000	2,379,300
		19,934,775

Interactive Media & Services - 4.0%
Alphabet, Inc. - Class A*	2,985	4,019,899
Alphabet, Inc. - Class C*	605	815,939
Auto Trader Group plc (United Kingdom)[1]	22,980	132,284
Facebook, Inc. - Class A*	17,220	3,525,106
Tencent Holdings Ltd. - Class H (China)	97,934	5,148,335
		13,641,563

Media - 2.1%
Charter Communications, Inc. - Class A*	4,625	2,290,439
Comcast Corp. - Class A	3,349	126,023
Quebecor, Inc. - Class B (Canada)	116,990	2,547,482
Shaw Communications, Inc. - Class B (Canada)	139,290	2,272,550
		7,236,494
Total Communication Services		40,812,832

Consumer Discretionary - 15.7%
Distributors - 0.0%##
Genuine Parts Co.	383	30,364

Hotels, Restaurants & Leisure - 0.4%
Aristocrat Leisure Ltd. (Australia)	10,455	171,460
Hilton Worldwide Holdings, Inc.	575	43,533
Norwegian Cruise Line Holdings Ltd.*	26,370	432,468
Restaurant Brands International, Inc. (Canada)	5,480	270,164
Royal Caribbean Cruises Ltd.	11,460	535,984
Wyndham Hotels & Resorts, Inc.	1,365	51,474
		1,505,083

Household Durables - 1.2%
Garmin Ltd.	310	25,160
Nikon Corp. (Japan)	176,700	1,643,632
Sony Corp. - ADR (Japan)	36,130	2,321,352
Sony Corp. (Japan)	3,200	205,933
		4,196,077

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 5.4%
Alibaba Group Holding Ltd. - ADR (China)*	10,050	$2,036,833
Amazon.com, Inc.*	2,640	6,531,360
Booking Holdings, Inc.*	4,410	6,529,314
Expedia Group, Inc.	45,060	3,198,359
		18,295,866

Multiline Retail - 3.3%
B&M European Value Retail S.A. (United Kingdom)	47,170	197,261
Dollar General Corp.	35,775	6,271,358
Dollar Tree, Inc.*	60,730	4,838,359
		11,306,978

Specialty Retail - 2.0%
AutoZone, Inc.*	2,735	2,790,575
Best Buy Co., Inc.	557	42,739
Floor & Decor Holdings, Inc. - Class A*	34,795	1,475,308
The Home Depot, Inc.	1,013	222,688
Industria de Diseno Textil S.A. (Spain)	83,865	2,147,993
		6,679,303

Textiles, Apparel & Luxury Goods - 3.4%
adidas AG (Germany)	10,170	2,328,253
lululemon athletica, Inc.*	27,896	6,234,198
NIKE, Inc. - Class B	34,695	3,024,710
VF Corp.	766	44,505
		11,631,666
Total Consumer Discretionary		53,645,337

Consumer Staples - 10.1%
Beverages - 5.1%
Ambev S.A. - ADR (Brazil)	746,902	1,605,840
Anheuser-Busch InBev S.A./N.V. (Belgium)	45,812	2,133,476
The Coca-Cola Co.	161,897	7,429,454
Constellation Brands, Inc. - Class A	9,194	1,514,160
Diageo plc (United Kingdom)	71,789	2,471,672
Molson Coors Beverage Co. - Class B	532	21,817
PepsiCo, Inc.	16,335	2,160,957
		17,337,376

Food & Staples Retailing - 0.1%
The Kroger Co.	1,499	47,383
Sysco Corp.	827	46,535

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Walmart, Inc.	2,021	$245,653
		339,571

Food Products - 3.3%
Archer-Daniels-Midland Co.	1,001	37,177
Conagra Brands, Inc.	1,065	35,614
Danone S.A. (France)	4,546	316,844
General Mills, Inc.	1,219	73,006
The Hershey Co.	377	49,926
Hormel Foods Corp.	732	34,294
The J.M. Smucker Co.	277	31,830
Mondelez International, Inc. - Class A	137,452	7,070,531
Nestle S.A. (Switzerland)	34,555	3,659,721
Tyson Foods, Inc. - Class A	648	40,299
		11,349,242

Household Products - 0.0%##
Colgate-Palmolive Co.	1,371	96,340
Kimberly-Clark Corp.	517	71,594
		167,934

Personal Products - 1.6%
Beiersdorf AG (Germany)	15,680	1,640,580
Unilever plc - ADR (United Kingdom)	72,519	3,761,561
		5,402,141
Total Consumer Staples		34,596,264

Energy - 5.7%
Energy Equipment & Services - 0.3%
Baker Hughes Co.	2,077	28,974
Schlumberger Ltd.	68,388	1,150,286
		1,179,260

Oil, Gas & Consumable Fuels - 5.4%
BP plc - ADR (United Kingdom)	2,190	52,122
Cabot Oil & Gas Corp.	346,475	7,490,789
Cameco Corp. (Canada)	29,255	291,380
Chevron Corp.	7,210	663,320
Concho Resources, Inc.	15,490	878,593
ConocoPhillips	39,455	1,661,056
EOG Resources, Inc.	58,041	2,757,528
Exxon Mobil Corp.	30,270	1,406,647
Marathon Petroleum Corp.	1,258	40,357
Pioneer Natural Resources Co.	10,165	907,836
Royal Dutch Shell plc - Class B - ADR (Netherlands)	14,480	462,926
TOTAL S.A. - ADR (France)	42,610	1,497,742

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Tourmaline Oil Corp. (Canada)	34,515	$342,187
Valero Energy Corp.	745	47,196
		18,499,679
Total Energy		19,678,939

Financials - 9.5%
Banks - 0.8%
Bank of America Corp.	7,352	176,816
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	6,610	145,486
Citigroup, Inc.	2,209	107,269
Fifth Third Bancorp.	1,402	26,203
FinecoBank Banca Fineco S.p.A. (Italy)	162,590	1,811,524
JPMorgan Chase & Co.	2,430	232,697
The PNC Financial Services Group, Inc.	474	50,562
Regions Financial Corp.	2,093	22,500
Truist Financial Corp.	2,036	75,984
U.S. Bancorp.	2,122	77,453
Wells Fargo & Co.	4,533	131,684
		2,858,178

Capital Markets - 7.0%
BlackRock, Inc.	10,185	5,113,277
Cboe Global Markets, Inc.	27,840	2,766,739
CME Group, Inc.	13,180	2,348,808
Deutsche Boerse AG (Germany)	23,185	3,594,582
Intercontinental Exchange, Inc.	27,650	2,473,292
Moody’s Corp.	15,455	3,769,474
S&P Global, Inc.	12,750	3,734,220
		23,800,392
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. - Class B*	27,120	5,081,203

Insurance - 0.2%
Admiral Group plc (United Kingdom)	16,470	480,602
The Allstate Corp.	494	50,250
Chubb Ltd.	590	63,726
Cincinnati Financial Corp.	275	18,095
The Hartford Financial Services Group, Inc.	720	27,353
The Travelers Companies, Inc.	399	40,383
		680,409
Total Financials		32,420,182

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care - 10.2%
Biotechnology - 2.3%
AbbVie, Inc.	1,680	$138,096
BioMarin Pharmaceutical, Inc.*	34,170	3,144,323
Gilead Sciences, Inc.	1,771	148,764
Incyte Corp.*	15,320	1,496,151
Seattle Genetics, Inc.*	12,330	1,692,046
Vertex Pharmaceuticals, Inc.*	5,790	1,454,448
		8,073,828

Health Care Equipment & Supplies - 2.8%
Alcon, Inc. (Switzerland)*	33,909	1,790,734
Boston Scientific Corp.*	39,540	1,481,959
Getinge AB - Class B (Sweden)	13,135	251,762
Intuitive Surgical, Inc.*	2,235	1,141,817
Medtronic plc	34,331	3,351,736
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	196,000	297,752
West Pharmaceutical Services, Inc.	7,350	1,391,061
		9,706,821

Health Care Providers & Services - 0.8%
Quest Diagnostics, Inc.	312	34,354
UnitedHealth Group, Inc.	8,990	2,629,305
		2,663,659

Life Sciences Tools & Services - 0.8%
Gerresheimer AG (Germany)	3,545	281,933
Thermo Fisher Scientific, Inc.	7,355	2,461,571
		2,743,504

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	2,502	152,147
Eli Lilly & Co.	741	114,588
Johnson & Johnson	41,516	6,229,061
Merck & Co., Inc.	17,222	1,366,393
Novartis AG - ADR (Switzerland)	42,730	3,620,513
Perrigo Co. plc	4,540	241,982
Pfizer, Inc.	5,937	227,743
		11,952,427
Total Health Care		35,140,239

Industrials - 3.4%
Aerospace & Defense - 0.1%
Airbus SE (France)*	1,595	100,994
General Dynamics Corp.	409	53,424
Lockheed Martin Corp.	362	140,840
Raytheon Technologies Corp.	1,813	117,501
		412,759

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	375	$26,587

Airlines - 1.6%
easyJet plc (United Kingdom)	319,210	2,417,911
Ryanair Holdings plc - ADR (Ireland)*	47,780	3,032,597
		5,450,508

Building Products - 0.0%##
Johnson Controls International plc	1,585	46,139
Trane Technologies plc	360	31,471
		77,610

Commercial Services & Supplies - 0.5%
Bingo Industries Ltd. (Australia)	105,770	160,188
Copart, Inc.*	19,790	1,585,377
Waste Management, Inc.	677	67,714
		1,813,279

Electrical Equipment - 0.1%
Eaton Corp. plc	722	60,287
Emerson Electric Co.	1,124	64,102
Rockwell Automation, Inc.	217	41,117
		165,506

Industrial Conglomerates - 0.1%
3M Co.	741	112,573
Honeywell International, Inc.	863	122,460
		235,033

Machinery - 0.1%
Caterpillar, Inc.	768	89,380
Cummins, Inc.	303	49,540
Dover Corp.	247	23,132
Illinois Tool Works, Inc.	494	80,275
Parker-Hannifin Corp.	214	33,838
Stanley Black & Decker, Inc.	262	28,872
The Weir Group plc (United Kingdom)	13,440	160,616
		465,653

Road & Rail - 0.1%
Norfolk Southern Corp.	305	52,186
Union Pacific Corp.	819	130,868
		183,054

Trading Companies & Distributors - 0.7%
Brenntag AG (Germany)	52,200	2,363,520
Fastenal Co.	1,224	44,333

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors (continued)
WW Grainger, Inc.	87	$23,975
		2,431,828
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro
Norte S.A.B. de C.V. (Mexico)	21,800	79,788
Grupo Aeroportuario del Pacifico
S.A.B. de C.V. - ADR (Mexico)	1,370	84,940
Grupo Aeroportuario del Sureste
S.A.B. de C.V. - ADR (Mexico)	875	87,246
		251,974
Total Industrials		11,513,791

Information Technology - 13.5%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	4,253	180,242

IT Services - 6.7%
Accenture plc - Class A	13,706	2,538,214
Adyen N.V. (Netherlands)*1	115	113,572
Automatic Data Processing, Inc.	443	64,984
International Business Machines Corp.	1,072	134,600
Keywords Studios plc (Ireland)	4,701	94,177
Mastercard, Inc. - Class A	22,850	6,283,064
PayPal Holdings, Inc.*	48,375	5,950,125
Square, Inc. - Class A*	15,685	1,021,721
Switch, Inc. - Class A	2,904	49,862
Verra Mobility Corp.*	193,885	1,737,210
Visa, Inc. - Class A	27,205	4,862,078
		22,849,607
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	464	50,854
Intel Corp.	3,938	236,201
KLA Corp.	303	49,719
Micron Technology, Inc.*	125,895	6,029,112
QUALCOMM, Inc.	1,073	84,413
Skyworks Solutions, Inc.	276	28,671
Texas Instruments, Inc.	1,146	133,016
Xilinx, Inc.	379	33,125
		6,645,111
Software - 4.9%
Microsoft Corp.	42,395	7,597,608
Oracle Corp.	2,286	121,089
salesforce.com, Inc.*	13,760	2,228,432
ServiceNow, Inc.*	19,165	6,737,264
		16,684,393

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	519	$22,717
Total Information Technology		46,382,070

Materials - 2.1%
Chemicals - 0.6%
Akzo Nobel N.V. (Netherlands)	2,346	178,038
FMC Corp.	17,345	1,594,006
International Flavors & Fragrances, Inc.	184	24,110
Linde plc (United Kingdom)	476	87,579
LyondellBasell Industries N.V. - Class A	717	41,550
PPG Industries, Inc.	350	31,790
		1,957,073
Containers & Packaging - 0.6%
Graphic Packaging Holding Co.	171,400	2,288,190

Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	129,410	1,142,690
Lundin Mining Corp. (Chile)	31,720	155,415
Nucor Corp.	740	30,481
Southern Copper Corp. (Peru)	53,860	1,747,218
		3,075,804
Total Materials		7,321,067

Real Estate - 4.4%
Equity Real Estate Investment Trusts (REITS) - 4.4%
Acadia Realty Trust	2,205	27,320
Agree Realty Corp.	500	32,555
Alexandria Real Estate Equities, Inc.	315	49,483
American Campus Communities, Inc.	2,107	74,356
American Homes 4 Rent - Class A	3,125	75,437
American Tower Corp.	17,695	4,211,410
Americold Realty Trust	2,665	81,522
Apartment Investment & Management Co. - Class A	1,563	58,878
AvalonBay Communities, Inc.	690	112,435
Boston Properties, Inc.	370	35,957
Brandywine Realty Trust	3,450	38,502
Camden Property Trust	1,115	98,198
Community Healthcare Trust, Inc.	1,140	42,408
CoreSite Realty Corp.	210	25,450
Cousins Properties, Inc.	2,985	90,057
Crown Castle International Corp.	520	82,904
Digital Realty Trust, Inc.	997	149,042
Douglas Emmett, Inc.	2,025	61,742

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Duke Realty Corp.	2,044	$70,927
Equinix, Inc.	5,598	3,779,770
Equity LifeStyle Properties, Inc.	1,530	92,274
Equity Residential	1,250	81,325
Essex Property Trust, Inc.	212	51,749
Extra Space Storage, Inc.	270	23,825
First Industrial Realty Trust, Inc.	920	34,748
Getty Realty Corp.	1,050	28,518
Healthcare Realty Trust, Inc.	1,220	35,856
Healthcare Trust of America, Inc. - Class A	940	23,152
Healthpeak Properties, Inc.	2,870	75,022
Hibernia REIT plc (Ireland)	24,250	31,544
Host Hotels & Resorts, Inc.	1,766	21,739
Invitation Homes, Inc.	4,581	108,341
Jernigan Capital, Inc.	2,600	34,320
Kilroy Realty Corp.	1,621	100,923
Life Storage, Inc.	240	21,022
Mid-America Apartment
Communities, Inc.	470	52,602
National Retail Properties, Inc.	905	29,539
Physicians Realty Trust	2,130	32,845
Prologis, Inc.	3,269	291,693
Public Storage	605	112,197
Realty Income Corp.	575	31,579
Rexford Industrial Realty, Inc.	1,260	51,307
SBA Communications Corp.	13,910	4,032,787
STAG Industrial, Inc.	1,210	31,762
STORE Capital Corp.	1,485	29,804
Sun Communities, Inc.	1,085	145,824
Sunstone Hotel Investors, Inc.	2,060	18,931
Terreno Realty Corp.	355	19,461
UDR, Inc.	1,059	39,681
Urban Edge Properties	2,570	29,555
Welltower, Inc.	1,377	70,544
Total Real Estate		14,982,822

TOTAL COMMON STOCKS
(Identified Cost $254,923,387)		296,493,543

	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS - 4.5%

Non-Convertible Corporate Bonds - 4.5%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.4%
AT&T, Inc., 4.25%, 3/1/2027	140,000	$154,285
Verizon Communications, Inc.,
5.25%, 3/16/2037	850,000	1,132,199
		1,286,484
Interactive Media & Services - 0.2%
Tencent Holdings Ltd. (China)[1],
3.975%, 4/11/2029.	490,000	551,277

Media - 0.4%
Altice Financing S.A. (Luxembourg)[1],
7.50%, 5/15/2026	35,000	36,487
CCO Holdings LLC - CCO Holdings
Capital Corp.[1], 4.50%, 8/15/2030	30,000	30,384
Comcast Corp., 3.25%, 11/1/2039	520,000	566,540
Discovery Communications LLC,
5.20%, 9/20/2047	610,000	694,763
Townsquare Media, Inc.[1], 6.50%,
4/1/2023	35,000	30,944
		1,359,118
Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc., 7.00%,
8/15/2020.	45,000	45,393
Sprint Corp., 7.25%, 9/15/2021	20,000	20,975
Sprint Corp., 7.125%, 6/15/2024	40,000	44,901
		111,269
Total Communication Services		3,308,148

Consumer Discretionary - 0.6%
Auto Components - 0.0%##
Techniplas LLC[1], 10.00%, 5/1/2020	25,000	4,438
Automobiles - 0.0%##
Ford Motor Co., 9.625%, 4/22/2030.	25,000	24,907
Diversified Consumer Services - 0.0%##
Carriage Services, Inc.[1], 6.625%,
6/1/2026	30,000	29,583

Household Durables - 0.0%##
Foxtrot Escrow Issuer LLC - Foxtrot
Escrow Corp.[1], 12.25%,
11/15/2026	40,000	33,000
LGI Homes, Inc.[1], 6.875%,
7/15/2026	55,000	51,219
TRI Pointe Group, Inc. - TRI Pointe
Homes, Inc., 5.875%, 6/15/2024	20,000	19,402

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
Weekley Homes LLC - Weekley
Finance Corp., 6.625%,
8/15/2025	30,000	$27,012
		130,633
Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd. (China),
3.40%, 12/6/2027	510,000	554,146
Booking Holdings, Inc., 3.60%,
6/1/2026	570,000	595,644
Expedia Group, Inc.1, 6.25%,
5/1/2025	310,000	316,139
Photo Holdings Merger Sub, Inc.1,
8.50%, 10/1/2026	45,000	38,963
		1,504,892
Multiline Retail - 0.0%##
Staples, Inc.1, 7.50%, 4/15/2026	30,000	23,700

Specialty Retail - 0.1%
The TJX Cos, Inc., 3.50%,
4/15/2025	340,000	366,675
Total Consumer Discretionary		2,084,828

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE
Finance Corp.1, 8.625%,
10/15/2026	30,000	31,725

Energy - 0.8%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc.,
6.00%, 2/1/2028	50,000	25,687

Oil, Gas & Consumable Fuels - 0.8%
Antero Midstream Partners LP -
Antero Midstream Finance Corp.1,
5.75%, 3/1/2027	35,000	25,900
Antero Midstream Partners LP -
Antero Midstream Finance Corp.1,
5.75%, 1/15/2028	20,000	14,700
Bruin E&P Partners LLC3, 8.875%,
8/1/2023	45,000	1,125
Calumet Specialty Products Partners
LP - Calumet Finance Corp.1,
11.00%, 4/15/2025	30,000	23,250
Cheniere Energy Partners LP,
5.625%, 10/1/2026	55,000	52,558
CVR Energy, Inc.1, 5.75%,
2/15/2028	35,000	29,593

	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Operating LP,
6.50%, 2/1/2042	450,000	$453,807
Genesis Energy LP - Genesis
Energy Finance Corp., 7.75%,
2/1/2028	30,000	25,500
HollyFrontier Corp., 5.875%,
4/1/2026	50,000	51,136
Jonah Energy LLC - Jonah Energy
Finance Corp.[1], 7.25%,
10/15/2025	40,000	700
Kinder Morgan Energy Partners LP,
6.95%, 1/15/2038	540,000	643,807
Laredo Petroleum, Inc., 10.125%,
1/15/2028	30,000	12,221
Lonestar Resources America, Inc.[1],
11.25%, 1/1/2023	60,000	7,500
Moss Creek Resources Holdings,
Inc.[1], 7.50%, 1/15/2026	20,000	6,700
NuStar Logistics LP, 6.75%,
2/1/2021	20,000	19,300
PBF Holding Co. LLC - PBF Finance
Corp.[1], 6.00%, 2/15/2028	30,000	21,357
Sabine Pass Liquefaction LLC,
5.875%, 6/30/2026	770,000	821,880
Whiting Petroleum Corp.[4,5], 5.75%,
3/15/2021	30,000	3,000
The Williams Companies, Inc.,
3.75%, 6/15/2027	520,000	519,203
		2,733,237
Total Energy		2,758,924

Financials - 0.7%
Banks - 0.6%
Bank of America Corp., 4.00%,
1/22/2025	220,000	237,688
CIT Group, Inc., 4.125%, 3/9/2021	35,000	34,387
Citigroup, Inc., 4.45%, 9/29/2027	420,000	460,085
Fidelity & Guaranty Life Holdings,
Inc.[1], 5.50%, 5/1/2025	45,000	47,531
JPMorgan Chase & Co.[6], (3 mo
LIBOR US + 1.000%), 4.023%,
12/5/2024	500,000	541,222
Popular, Inc., 6.125%, 9/14/2023	35,000	33,688

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc.,
4.50%, 7/17/2025	660,000	$679,658
		2,034,259
Capital Markets - 0.0%##
Advisor Group Holdings, Inc.[1],
10.75%, 8/1/2027	20,000	15,166
Donnelley Financial Solutions, Inc.,
8.25%, 10/15/2024	60,000	55,800
Oaktree Specialty Lending Corp.,
3.50%, 2/25/2025	35,000	32,044
		103,010
Consumer Finance - 0.1%
Credit Acceptance Corp.[1], 5.125%,
12/31/2024	20,000	17,550
Discover Financial Services, 4.50%,
1/30/2026	35,000	36,397
Navient Corp., 5.00%, 10/26/2020	30,000	29,416
Navient Corp., 6.75%, 6/25/2025	50,000	46,250
SLM Corp., 5.125%, 4/5/2022	35,000	32,060
Springleaf Finance Corp., 7.125%,
3/15/2026	30,000	28,275
		189,948
Diversified Financial Services - 0.0%##
VistaJet Malta Finance plc - XO
Management Holding, Inc.
(Switzerland)1, 10.50%, 6/1/2024	55,000	43,862

Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Ladder Capital Finance Holdings
LLLP - Ladder Capital Finance
Corp.[1], 5.875%, 8/1/2021	35,000	30,975
Starwood Property Trust, Inc.,
3.625%, 2/1/2021	50,000	47,000
		77,975
Thrifts & Mortgage Finance - 0.0%##
Acrisure LLC - Acrisure Finance,
Inc.[1], 7.00%, 11/15/2025	20,000	17,700

	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance (continued)
Radian Group, Inc., 4.875%,
3/15/2027	50,000	$43,852
		61,552
Total Financials		2,510,606

Health Care - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc., 4.125%, 6/15/2029	500,000	540,899

Industrials - 0.5%
Aerospace & Defense - 0.0%##
Howmet Aerospace, Inc., 6.875%,
5/1/2025	55,000	56,087
Air Freight & Logistics - 0.0%##
Cargo Aircraft Management, Inc.1,
4.75%, 2/1/2028	45,000	42,019

Building Products - 0.0%##
Griffon Corp., 5.75%, 3/1/2028	35,000	33,338

Commercial Services & Supplies - 0.1%
The ADT Security Corp., 6.25%,
10/15/2021	20,000	20,568
Prime Security Services Borrower
LLC - Prime Finance, Inc.1,
5.25%, 4/15/2024	30,000	29,391
Prime Security Services Borrower
LLC - Prime Finance, Inc.1,
5.75%, 4/15/2026	30,000	29,559
Prime Security Services Borrower
LLC - Prime Finance, Inc.1,
6.25%, 1/15/2028	40,000	35,492
Stericycle, Inc.1, 5.375%, 7/15/2024	30,000	30,086
		145,096
Construction & Engineering - 0.0%##
HC2 Holdings, Inc.1, 11.50%,
12/1/2021	13,000	11,310

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering (continued)
Tutor Perini Corp.[1], 6.875%,
5/1/2025	60,000	$47,250
		58,560
Industrial Conglomerates - 0.1%
General Electric Co.[6,7], (3 mo.
LIBOR US + 3.330%), 5.00%	330,000	270,394

Marine - 0.0%##
American Tanker, Inc. (Norway)[1],
9.25%, 2/22/2022	15,000	15,000

Trading Companies & Distributors - 0.3%
AerCap Ireland Capital DAC -
AerCap Global Aviation Trust
(Ireland), 4.45%, 10/1/2025	380,000	334,419
Air Lease Corp., 3.25%, 3/1/2025	35,000	31,441
Air Lease Corp., 3.625%, 4/1/2027	370,000	317,569
Avolon Holdings Funding Ltd.
(Ireland)[1], 3.25%, 2/15/2027	430,000	332,787
Fortress Transportation &
Infrastructure Investors LLC[1],
6.50%, 10/1/2025	40,000	32,800
		1,049,016
Total Industrials.		1,669,510

Information Technology - 0.0%##
IT Services - 0.0%##
Science Applications International
Corp.[1], 4.875%, 4/1/2028	40,000	39,172

Materials - 0.1%
Chemicals - 0.0%##
CF Industries, Inc., 3.45%, 6/1/2023	5,000	5,062
PolyOne Corp.[1], 5.75%, 5/15/2025	30,000	30,375
		35,437
Containers & Packaging - 0.0%##
Berry Global, Inc.[1], 4.50%,
2/15/2026	35,000	34,548
Graphic Packaging International
LLC, 4.75%, 4/15/2021	25,000	25,164
		59,712
Metals & Mining - 0.1%
Compass Minerals International,
Inc.[1], 6.75%, 12/1/2027	35,000	34,650
IAMGOLD Corp. (Canada)[1], 7.00%,
4/15/2025	65,000	65,512
Infrabuild Australia Pty Ltd.
(Australia)[1], 12.00%, 10/1/2024	30,000	25,500

	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Kinross Gold Corp. (Canada),
4.50%, 7/15/2027	15,000	$15,779
Mountain Province Diamonds, Inc.
(Canada)[1], 8.00%, 12/15/2022	20,000	12,600
Northwest Acquisitions ULC -
Dominion Finco, Inc.[1], 7.125%,
11/1/2022	40,000	4,100
		158,141
Total Materials		253,290

Real Estate - 0.5%
Equity Real Estate Investment Trusts (REITS) - 0.5%
American Tower Corp., 3.80%,
8/15/2029	670,000	748,961
Crown Castle International Corp.,
3.10%, 11/15/2029	670,000	715,110
HAT Holdings I LLC - HAT Holdings
II LLC[1], 6.00%, 4/15/2025	50,000	50,000
Iron Mountain, Inc., 5.75%,
8/15/2024	35,000	34,388
		1,548,459
Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five
Point Capital Corp.[1], 7.875%,
11/15/2025	30,000	28,988
Forestar Group, Inc.[1], 5.00%,
3/1/2028	40,000	34,900
		63,888
Total Real Estate		1,612,347

Utilities - 0.2%
Electric Utilities - 0.1%
Dominion Energy, Inc., 3.375%,
4/1/2030	340,000	369,675
NextEra Energy Operating Partners
LP1, 4.25%, 7/15/2024	15,000	15,267
		384,942

Independent Power and Renewable Electricity Producers - 0.1%
Drax Finco plc (United Kingdom)[1],
6.625%, 11/1/2025	200,000	204,000
Vistra Operations Co. LLC[1], 5.625%,
2/15/2027	35,000	36,838
		240,838
Total Utilities		625,780

TOTAL CORPORATE BONDS
(Identified Cost $15,662,018)		15,435,229

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2020
(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	PRINCIPAL	VALUE
	AMOUNT[2]	(NOTE 2)

U.S. TREASURY SECURITIES - 6.5%

U.S. Treasury Bonds - 0.6%
U.S. Treasury Bond, 3.00%, 5/15/2047
(Identified Cost $1,384,599)	1,315,000	$1,837,661

U.S. Treasury Notes - 5.9%
U.S. Treasury Note, 2.50%, 5/15/2024	6,275,000	6,825,288
U.S. Treasury Note, 2.125%, 5/15/2025	6,205,000	6,746,483
U.S. Treasury Note, 2.00%, 8/15/2025	6,225,000	6,746,587

Total U.S. Treasury Notes
(Identified Cost $20,333,338)		20,318,358

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $21,717,937)		22,156,019

		VALUE
	SHARES	(NOTE 2)

SHORT-TERM INVESTMENT - 2.2%

Dreyfus Government Cash Management, Institutional Shares, 0.17%[8]
(Identified Cost $7,545,457)	7,545,457	$7,545,457

TOTAL INVESTMENTS - 99.7%
(Identified Cost $299,848,799)		341,630,248
OTHER ASSETS, LESS LIABILITIES - 0.3%		948,586
NET ASSETS - 100%		$342,578,834

ADR - American Depositary Receipt

LIBOR - London Interbank Offered Rate

*Non-income producing security.

## Less than 0.1%.

[1]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $2,948,343, or 0.9% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

[2]	Amount is stated in USD unless otherwise noted.
[3]

Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019 and March 26, 2020 at a cost of $18,875 ($94.38 per share) and cost of $2,625 ($10.50 per share), respectively. This security has been sold under rule 144A and has been deter- mined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,125, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

[4]

Illiquid security - This security was acquired on January 8, 2020 and February 5, 2020 at a cost of $19,788 ($98.94 per share) and cost of $9,325 ($93.25 per share), respectively. This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $3,000, or less than 0.1% of the Series’ net assets as of April 30, 2020 (see Note 2 to the financial statements).

[5]	Issuer filed for bankruptcy and/or is in default of interest payments.
[6]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2020.
[7]	Security is perpetual in nature and has no stated maturity date.
[8]	Rate shown is the current yield as of April 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2020 (unaudited)

ASSETS:

Investments, at value (identified cost $299,848,799) (Note 2)	$341,630,248
Receivable for securities sold	1,484,252
Foreign tax reclaims receivable	673,097
Interest receivable	358,227
Dividends receivable	109,639
Receivable for fund shares sold	72,017
Prepaid expenses	37,940

TOTAL ASSETS	344,365,420

LIABILITIES:

Accrued management fees (Note 3)	158,738
Accrued sub-transfer agent fees (Note 3)	103,018
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	86,817
Accrued fund accounting and administration fees (Note 3)	25,935
Accrued Chief Compliance Officer service fees (Note 3)	956
Payable for fund shares repurchased	893,455
Payable for securities purchased	411,991
Other payables and accrued expenses	105,676

TOTAL LIABILITIES	1,786,586

TOTAL NET ASSETS	$342,578,834

NET ASSETS CONSIST OF:

Capital stock	$249,850
Additional paid-in-capital	299,248,134
Total distributable earnings (loss)	43,080,850

TOTAL NET ASSETS	$342,578,834

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2020 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($216,689,996/10,800,079 shares)	$20.06

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($60,757,775/7,317,049 shares)	$8.30

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($15,763,854/1,377,710 shares)	$11.44

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($48,822,973/5,463,128 shares)	$8.94

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($544,236/26,988 shares)	$20.17

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series
For the Six Months Ended April 30, 2020 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $113,407)	$2,176,449
Interest	538,366

Total Investment Income	2,714,815

EXPENSES:

Management fees (Note 3)	1,100,051
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	281,790
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	261,329
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	37,994
Sub-transfer agent fees (Note 3)	169,097
Fund accounting and administration fees (Note 3)	48,623
Directors’ fees (Note 3)	18,668
Chief Compliance Officer service fees (Note 3)	1,438
Custodian fees	26,353
Miscellaneous	194,563

Total Expenses	2,139,906
Less reduction of expenses (Note 3)	(17,574)

Net Expenses	2,122,332

NET INVESTMENT INCOME	592,483

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	2,100,429
Foreign currency and translation of other assets and liabilities	(38,328)

2,062,101
Net change in unrealized appreciation (depreciation) on-
Investments	(6,177,598)
Foreign currency and translation of other assets and liabilities	4,079

(6,173,519)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(4,111,418)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,518,935)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$592,483	$2,534,674
Net realized gain (loss) on investments and foreign currency	2,062,101	27,303,173
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(6,173,519)	21,654,567

Net increase (decrease) from operations	(3,518,935)	51,492,414

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(11,434,997)	(22,070,905)
Class I	(9,614,595)	(16,046,289)
Class R	(1,280,837)	(1,901,177)
Class L	(5,583,198)	(8,667,885)
Class W	(29,573)	(23)

Total distributions to shareholders	(27,943,200)	(48,686,279)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(3,583,594)	(34,366,414)

Net increase (decrease) in net assets	(35,045,729)	31,560,279

NET ASSETS:

Beginning of period	377,624,563	409,184,842

End of period	$342,578,834	$377,624,563

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$21.32	$20.59	$21.71	$18.71	$18.30	$20.86
Income (loss) from investment operations:
Net investment income[1]	0.04	0.14	0.08	0.09	0.03	0.09
Net realized and unrealized gain (loss) on investments	(0.23)	2.44	0.42	3.32	0.59	(0.54)
Total from investment operations	(0.19)	2.58	0.50	3.41	0.62	(0.45)

Less distributions to shareholders:
From net investment income	(0.03)	(0.08)	(0.06)	(0.04)	(0.02)	(0.05)
From net realized gain on investments	(1.04)	(1.77)	(1.56)	(0.37)	(0.19)	(2.06)
Total distributions to shareholders	(1.07)	(1.85)	(1.62)	(0.41)	(0.21)	(2.11)
Net asset value - End of period	$20.06	$21.32	$20.59	$21.71	$18.71	$18.30
Net assets - End of period (000’s omitted)	$216,690	$229,540	$248,691	$306,055	$367,227	$503,378
Total return[2]	(1.16% )	14.19%	2.24%	18.60%	3.45%	(2.03% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%[3]	1.10%	1.10%	1.10%	1.08%	1.08%
Net investment income	0.38%[3]	0.70%	0.35%	0.45%	0.15%	0.45%
Series portfolio turnover	47%	73%	63%	85%	49%	59%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.01%	0.03%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class I

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.44	$10.22	$11.60	$10.19	$10.09	$12.51
Income (loss) from investment operations:
Net investment income[1]	0.03	0.09	0.07	0.08	0.04	0.08
Net realized and unrealized gain (loss) on investments	(0.06)	1.03	0.22	1.78	0.32	(0.33)
Total from investment operations	(0.03)	1.12	0.29	1.86	0.36	(0.25)

Less distributions to shareholders:
From net investment income	(0.07)	(0.13)	(0.11)	(0.08)	(0.07)	(0.11)
From net realized gain on investments	(1.04)	(1.77)	(1.56)	(0.37)	(0.19)	(2.06)
Total distributions to shareholders	(1.11)	(1.90)	(1.67)	(0.45)	(0.26)	(2.17)
Net asset value - End of period	$8.30	$9.44	$10.22	$11.60	$10.19	$10.09
Net assets - End of period (000’s omitted)	$60,758	$79,352	$94,093	$114,391	$301,846	$390,931
Total return[2]	(1.00% )	14.44%	2.44%	18.97%	3.69%	(1.82% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%[3]	0.85%	0.85%	0.85%	0.83%	0.83%
Net investment income	0.63%[3]	0.94%	0.60%	0.72%	0.40%	0.71%
Series portfolio turnover	47%	73%	63%	85%	49%	59%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.04%[3]	0.05%	0.03%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class R

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.61	$12.98	$14.28	$12.48	$12.28	$14.73
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.06	0.01	0.03	(0.01)	0.03
Net realized and unrealized gain (loss) on investments	(0.10)	1.40	0.29	2.17	0.40	(0.38)
Total from investment operations	(0.09)	1.46	0.30	2.20	0.39	(0.35)

Less distributions to shareholders:
From net investment income	(0.04)	(0.06)	(0.04)	(0.03)	(0.00)[2]	(0.04)
From net realized gain on investments	(1.04)	(1.77)	(1.56)	(0.37)	(0.19)	(2.06)
Total distributions to shareholders	(1.08)	(1.83)	(1.60)	(0.40)	(0.19)	(2.10)
Net asset value - End of period	$11.44	$12.61	$12.98	$14.28	$12.48	$12.28
Net assets - End of period(000’s omitted)	$15,764	$13,767	$13,841	$17,404	$22,153	$31,517
Total return[3]	(1.21% )	13.84%	1.99%	18.21%	3.26%	(2.28% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.31%[4]	1.34%	1.35%	1.35%	1.33%	1.33%
Net investment income (loss)	0.18%[4]	0.46%	0.11%	0.22%	(0.10% )	0.20%
Series portfolio turnover	47%	73%	63%	85%	49%	59%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.01%	0.03%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class L*

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/20 (UNAUDITED)		10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.08		$10.76	$12.13	$10.68	$10.60	$13.03
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.02)		(0.00)[2]	(0.05)	(0.03)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.07)		1.12	0.24	1.86	0.33	(0.34)
Total from investment operations	(0.09)		1.12	0.19	1.83	0.27	(0.37)

Less distributions to shareholders:
From net investment income	(0.01)		(0.03)	—	(0.01)	—	(0.00)[2]
From net realized gain on investments	(1.04)		(1.77)	(1.56)	(0.37)	(0.19)	(2.06)
Total distributions to shareholders	(1.05)		(1.80)	(1.56)	(0.38)	(0.19)	(2.06)
Net asset value - End of period	$8.94		$10.08	$10.76	$12.13	$10.68	$10.60
Net assets - End of period (000’s omitted)	$48,823		$54,415	$52,560	$56,040	$54,753	$57,507
Total return[3]	(1.47%	)	13.40%	1.40%	17.78%	2.62%	(2.76% )
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.81%[4]		1.82%	1.85%	1.85%	1.83%	1.83%
Net investment income (loss)	(0.33%	)[4]	(0.03% )	(0.40% )	(0.31% )	(0.61% )	(0.30% )
Series portfolio turnover	47%		73%	63%	85%	49%	59%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L Shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.01%	0.03%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class W

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE PERIOD 4/1/19[1] TO 10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$21.39	$20.12
Income (loss) from investment operations:
Net investment income[2]	0.14	0.12
Net realized and unrealized gain (loss) on investments	(0.22)	1.24
Total from investment operations	(0.08)	1.36

Less distributions to shareholders:
From net investment income	(0.10)	(0.09)
From net realized gain on investments	(1.04)	(0.00)[3]
Total distributions to shareholders	(1.14)	(0.09)
Net asset value - End of period	$20.17	$21.39
Net assets - End of period (000’s omitted)	$544	$551
Total return[4]	(0.64% )	6.79%
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.10%	0.10%
Net investment income[5]	1.38%	1.04%
Series portfolio turnover	47%	73%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts5:

0.66%	0.65%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $(0.01).

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(unaudited)

1.	Organization

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific objectives. The objectives are as follows: Pro-Blend® Conservative Term Series - primary objective is preservation of capital; secondary objective is to provide income and long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary objective is long-term growth of capital; secondary objective is preservation of capital. Pro-Blend® Maximum Term Series - primary objective is long-term growth of capital.

Each Series is authorized to issue six classes of shares (Class S, I, R, L (formerly Class R2), W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2020, 8.9 billion shares have been designated in total among 31 series, of which 162.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 52.5 million have been designated in each of the Series as Class R common stock, 25 million have been designated in each of the Series as Class L (formerly Class R2) common stock, 100 million have been designated in each of the Series as Class W common stock and Class Z common stock. Class Z common stock is not currently offered for sale.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measure. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$25,609,616	$18,071,215	$7,538,401	$—
Consumer Discretionary	25,732,388	22,467,675	3,264,713	—
Consumer Staples	31,005,379	24,701,080	6,304,299	—
Energy	14,440,932	14,440,932	—	—
Financials	22,956,156	22,956,156	—	—
Health Care	34,907,350	34,907,350	—	—
Industrials	21,440,566	19,848,029	1,592,537	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Information Technology	$41,746,897	$41,746,897	$—	$—
Materials	5,950,577	5,950,577	—	—
Real Estate	23,406,608	23,248,804	157,804	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	256,174,330	—	256,174,330	—
Corporate debt:
Communication Services	34,820,758	—	34,820,758	—
Consumer Discretionary	23,965,338	—	23,965,338	—
Consumer Staples	8,468,317	—	8,468,317	—
Energy	23,245,163	—	23,245,163	—
Financials	32,360,150	—	32,360,150	—
Health Care	7,143,379	—	7,143,379	—
Industrials	23,145,855	—	23,145,855	—
Information Technology	181,172	—	181,172	—
Materials	1,402,645	—	1,402,645	—
Real Estate	23,822,593	—	23,822,593	—
Utilities	4,834,686	—	4,834,686	—
Asset-backed securities	54,285,624	—	54,285,624	—
Commercial mortgage-backed securities	63,378,120	—	63,378,120	—
Foreign government bonds	11,287,730	—	11,287,730	—
Short-Term Investment	4,316,454	4,316,454	—	—
Total assets	820,028,783	232,655,169	587,373,614	—
Liabilities:
Other financial instruments*:
Equity contracts	(52,645)	(48,225)	(4,420)	—
Total liabilities	(52,645)	(48,225)	(4,420)	—
Total	$819,976,138	$232,606,944	$587,369,194	$—

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$23,428,430	$15,937,516	$7,490,914	$—
Consumer Discretionary	21,026,238	17,214,620	3,811,618	—
Consumer Staples	19,265,415	12,347,526	6,917,889	—
Energy	13,503,998	13,503,998	—	—
Financials	11,253,105	10,302,119	950,986	—
Health Care	17,751,965	17,134,364	617,601	—
Industrials	7,158,194	5,224,254	1,933,940	—
Information Technology	25,809,012	25,660,590	148,422	—
Materials	4,616,786	4,452,256	164,530	—
Real Estate	11,806,558	11,747,496	59,062	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	91,103,037	—	91,103,037	—
Corporate debt:
Communication Services	12,250,404	—	12,250,404	—
Consumer Discretionary	8,560,598	—	8,560,598	—
Consumer Staples	2,172,837	—	2,172,837	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Energy	$9,144,495	$—	$9,144,495	$—
Financials	12,592,730	—	12,592,730	—
Health Care	1,958,054	—	1,958,054	—
Industrials	7,994,195	—	7,994,195	—
Information Technology	83,241	—	83,241	—
Materials	738,929	—	738,929	—
Real Estate	7,937,129	—	7,937,129	—
Utilities	1,769,730	—	1,769,730	—
Asset-backed securities	23,046,797	—	23,046,797	—
Commercial mortgage-backed securities	25,389,375	—	25,389,375	—
Foreign government bonds	5,734,883	—	5,734,883	—
Short-Term Investment	4,626,676	4,626,676	—	—
Total assets	370,722,811	138,151,415	232,571,396	—
Liabilities:
Other financial instruments*:
Equity contracts	(34,290)	(31,060)	(3,230)	—
Total liabilities	(34,290)	(31,060)	(3,230)	—
Total	$370,688,521	$138,120,355	$232,568,166	$—

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$40,626,513	$27,275,146	$13,351,367	$—
Consumer Discretionary	36,789,106	30,235,417	6,553,689	—
Consumer Staples	34,229,277	22,251,213	11,978,064	—
Energy	24,170,752	24,170,752	—	—
Financials	20,466,425	18,802,752	1,663,673	—
Health Care	31,412,695	30,302,094	1,110,601	—
Industrials	12,939,424	9,199,210	3,740,214	—
Information Technology	48,122,033	47,874,610	247,423	—
Materials	8,393,114	8,118,392	274,722	—
Real Estate	20,410,440	20,311,229	99,211	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	113,100,983	—	113,100,983	—
Corporate debt:
Communication Services	11,821,035	—	11,821,035	—
Consumer Discretionary	7,996,753	—	7,996,753	—
Consumer Staples	74,025	—	74,025	—
Energy	8,490,644	—	8,490,644	—
Financials	13,348,775	—	13,348,775	—
Health Care	1,665,968	—	1,665,968	—
Industrials	8,361,854	—	8,361,854	—
Information Technology	97,931	—	97,931	—
Materials	708,795	—	708,795	—
Real Estate	4,330,045	—	4,330,045	—
Utilities	1,619,050	—	1,619,050	—
Asset-backed securities	17,322,931	—	17,322,931	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Commercial mortgage-backed securities	$24,774,668	$—	$24,774,668	$—
Foreign government bonds	6,709,413	—	6,709,413	—
Short-Term Investment	882,319	882,319	—	—
Total assets	498,864,968	239,423,134	259,441,834	—
Liabilities:
Other financial instruments*:
Equity contracts	(67,190)	(61,240)	(5,950)	—
Total liabilities	(67,190)	(61,240)	(5,950)	—
Total	$498,797,778	$239,361,894	$259,435,884	$—

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$40,812,832	$30,271,849	$10,540,983	$—
Consumer Discretionary	53,645,337	46,950,805	6,694,532	—
Consumer Staples	34,596,264	24,373,971	10,222,293	—
Energy	19,678,939	19,678,939	—	—
Financials	32,420,182	26,533,474	5,886,708	—
Health Care	35,140,239	34,308,792	831,447	—
Industrials	11,513,791	6,310,562	5,203,229	—
Information Technology	46,382,070	46,174,321	207,749	—
Materials	7,321,067	7,143,029	178,038	—
Real Estate	14,982,822	14,951,278	31,544	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	22,156,019	—	22,156,019	—
Corporate debt:
Communication Services	3,308,148	—	3,308,148	—
Consumer Discretionary	2,084,828	—	2,084,828	—
Consumer Staples	31,725	—	31,725	—
Energy	2,758,924	—	2,758,924	—
Financials	2,510,606	—	2,510,606	—
Health Care	540,899	—	540,899	—
Industrials	1,669,510	—	1,669,510	—
Information Technology	39,172	—	39,172	—
Materials	253,290	—	253,290	—
Real Estate	1,612,347	—	1,612,347	—
Utilities	625,780	—	625,780	—
Short-Term Investment	7,545,457	7,545,457	—	—
Total assets	$341,630,248	$264,242,477	$77,387,771	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by any of the Pro-Blend® Series as of October 31, 2019 and April 30, 2020.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other Market and Credit Risk

Certain debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. In July 2017, the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, suggesting that LIBOR may cease to be published after that time. Regulators and financial industry groups have begun planning for a transition to the use of a different benchmark, but there are obstacles and a lack of global consensus, and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Series’ performance or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

Accounting Standards Update No. 2017-18

Accounting Standards Update No. 2017-18, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization of Purchased Callable Debt Securities” requires that the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices, be amortized to the earliest call date. The guidance was adopted by each series as of November 1, 2019 on a modified retrospective basis. The cost basis of the securities on November 1, 2019 has been decreased by $11,311, $4,241, $4,449 and $601 on Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, respectively. This change had no impact on total distributable earnings (loss) or the net asset value for any Class of any Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When a Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When a Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When a Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

Each Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by a Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or a Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. The counterparty for the Series’ written options contracts outstanding during the six months ended April 30, 2020 is Pershing LLC, a BNY Mellon Company.

The following table presents the present value of derivatives held at April 30, 2020 as reflected on the Statement of Assets and Liabilities, and the effect of the derivative instruments on the Statement of Operations:

PRO-BLEND® CONSERVATIVE TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$(52,645)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written	$418,204
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$(759)

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

PRO-BLEND® MODERATE TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$(34,290)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written	$307,246
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$23,108

PRO-BLEND® EXTENDED TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$(67,190)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written	$523,134
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$77,616

The average month-end balances for the six months ended April 30, 2020, the period in which such derivatives were outstanding, were as follows:

	PRO-BLEND®	PRO-BLEND®	PRO-BLEND®
	CONSERVATIVE	MODERATE	EXTENDED
	TERM SERIES	TERM SERIES	TERM SERIES
Options:
Average number of option contracts written	562	422	720
Average notional value of option contracts written	$4,657,206	$3,471,985	$6,028,217

Asset-Backed Securities

Each Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities (continued)

a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Series may subsequently have to reinvest the proceeds at lower interest rates. If a Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

Each Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle a Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

Each Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining their net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with their ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. No such investments were held by the Series on April 30, 2020.

Interest Only Securities

The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may not fully recoup its initial investment in IOs.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote at the end of each applicable Series’ Investment Portfolio.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2020, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2016 through October 31, 2019. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% for Pro-Blend® Conservative Term Series and 0.60% for Pro- Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each ”non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S, Class I, Class R and Class L shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT
Pro-Blend® Conservative Term Series Class S, I, R and L	0.65%
Pro-Blend® Conservative Term Series Class Z	0.50%
Pro-Blend® Conservative Term Series Class W	0.10%
Pro-Blend® Moderate Term Series Class S, I, R and L	0.85%
Pro-Blend® Moderate Term Series Class Z	0.70%
Pro-Blend® Moderate Term Series Class W	0.10%

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

SERIES/CLASS	EXPENSE LIMIT
Pro-Blend® Extended Term Series Class S, I, R and L	0.85%
Pro-Blend® Extended Term Series Class Z	0.70%
Pro-Blend® Extended Term Series Class W	0.10%
Pro-Blend® Maximum Term Series Class S, I, R and L	0.85%
Pro-Blend® Maximum Term Series Class Z	0.70%
Pro-Blend® Maximum Term Series Class W	0.10%

The contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived the following management fees for Class W shares for the six months ended April 30, 2020. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed the following expenses for Class S, Class I, Class R, Class L and Class W shares for the six months ended April 30, 2020. These amounts are included as a reduction of expenses on the Statement of Operations:

SERIES/CLASS	CLASS W MANAGEMENT FEE WAIVER	WAIVED OPERATING EXPENSES
Pro-Blend® Conservative Term Series	$3,476	$—
Pro-Blend® Moderate Term Series	733	15,053
Pro-Blend® Extended Term Series	16	1
Pro-Blend® Maximum Term Series	1,660	15,914

For the six months ended April 30, 2020, the Advisor did not recoup any expenses from any of the Series that have been previously waived or reimbursed.

As of April 30, 2020, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

SERIES/CLASS	EXPIRING OCTOBER 31,
	2022	2023
Pro-Blend® Moderate Term Series
Class I	$21,272	$13,579
Class R	2,274	1,422
Class W	1	52
Pro-Blend® Extended Term Series
Class I	379	—
Class R	440	—
Class W	1	1
Pro-Blend® Maximum Term Series
Class I	24,055	15,754
Class W	16	160

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class L (formerly Class R2), Class R and Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares, 1.00% of average daily net assets attributable to Class L shares (formerly Class R2) and an annual rate of 0.50% of daily net assets attributable to Class R shares. There are no distribution and service fees on the Class I, Class W, and Class Z shares of each Series. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2020, purchases and sales of securities, including paydowns and other than short-term securities, were as follows:

	PURCHASES		SALES
SERIES	OTHER ISSUERS	GOVERNMENT	OTHER ISSUERS	GOVERNMENT
Pro-Blend® Conservative Term Series	$274,501,737	$251,191,076	$250,355,941	$339,285,642
Pro-Blend® Moderate Term Series	133,973,019	97,356,564	117,238,186	134,387,941
Pro-Blend® Extended Term Series	206,564,934	147,707,873	184,539,250	171,427,688
Pro-Blend® Maximum Term Series	117,960,076	51,810,852	125,785,963	79,384,404

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class R, Class L, and Class W shares were:

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS S:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	9,118,412	$127,598,617	7,716,892	$104,091,483
Reinvested	1,570,949	21,804,771	1,674,861	21,831,365
Repurchased	(7,996,432)	(109,423,073)	(11,174,041)	(152,330,368)
Total	2,692,929	$39,980,315	(1,782,288)	$(26,407,520)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS I:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,912,308	$19,639,357	4,572,820	$46,885,485
Reinvested	974,178	9,985,324	981,337	9,602,936
Repurchased	(13,461,166)	(138,876,820)	(5,013,464)	(50,958,234)
Total	(10,574,680)	$(109,252,139)	540,693	$5,530,187

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS R:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	69,758	$693,686	303,354	$2,976,947
Reinvested	44,893	439,948	50,080	468,279
Repurchased	(120,659)	(1,160,622)	(603,968)	(5,915,153)
Total	(6,008)	$(26,988)	(250,534)	$(2,469,927)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS L (FORMERLY CLASS R2):	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	697,735	$6,754,390	1,133,273	$11,034,293
Reinvested	412,081	4,042,549	421,515	3,944,518
Repurchased	(1,062,938)	(10,297,346)	(2,546,198)	(24,846,552)
Total	46,878	$499,593	(991,410)	$(9,867,741)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS W:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE PERIOD 4/01/19 (COMMENCEMENT OF OPERATIONS)TO 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	13,294	$189,177	109,543	$1,496,340
Reinvested	5,039	69,989	906	12,499
Repurchased	(7,530)	(100,074)	—	—
Total	10,803	$159,092	110,449	$1,508,839

PRO-BLEND® MODERATE TERM SERIES CLASS S:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,248,025	$17,081,689	1,890,869	$25,337,106
Reinvested	559,338	7,634,961	1,193,223	14,876,412
Repurchased	(1,515,882)	(20,468,328)	(14,472,225)	(186,635,824)
Total	291,481	$4,248,322	(11,388,133)	$(146,422,306)

PRO-BLEND® MODERATE TERM SERIES CLASS I:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	902,698	$8,834,432	2,094,486	$20,385,798
Reinvested	687,912	6,686,502	929,739	8,454,143
Repurchased	(3,282,401)	(32,061,532)	(4,937,621)	(47,238,853)
Total	(1,691,791)	$(16,540,598)	(1,913,396)	$(18,398,912)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MODERATE TERM SERIES CLASS R:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	76,535	$800,223	232,681	$2,429,557
Reinvested	39,043	405,657	94,841	909,258
Repurchased	(94,645)	(1,010,503)	(1,233,426)	(12,617,188)
Total	20,933	$195,377	(905,904)	$(9,278,373)

PRO-BLEND® MODERATE TERM SERIES CLASS L (FORMERLY CLASS R2):	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	392,581	$3,902,251	683,747	$6,684,430
Reinvested	512,175	5,075,567	611,756	5,643,896
Repurchased	(747,591)	(7,383,511)	(2,198,410)	(21,607,147)
Total	157,165	$1,594,307	(902,907)	$(9,278,821)

PRO-BLEND® MODERATE TERM SERIES CLASS W:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE PERIOD 4/01/19 (COMMENCEMENT OF OPERATIONS)TO 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	9,895	$140,015	9,437	$131,119
Reinvested	707	9,670	3	36
Repurchased	(1,484)	(20,656)	—	—
Total	9,118	$129,029	9,440	$131,155

PRO-BLEND® EXTENDED TERM SERIES CLASS S:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	855,842	$15,241,427	1,358,668	$23,246,755
Reinvested	621,215	11,038,985	1,014,951	16,040,883
Repurchased	(1,977,383)	(34,780,378)	(5,339,420)	(91,230,005)
Total	(500,326)	$(8,499,966)	(2,965,801)	$(51,942,367)

PRO-BLEND® EXTENDED TERM SERIES CLASS I:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,815,414	$49,458,307	3,528,748	$30,806,783
Reinvested	1,129,220	9,745,174	1,652,114	13,328,478
Repurchased	(4,860,850)	(42,175,103)	(6,319,812)	(55,476,989)
Total	2,083,784	$17,028,378	(1,138,950)	$(11,341,728)

PRO-BLEND® EXTENDED TERM SERIES CLASS R:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	135,127	$1,412,749	240,830	$2,521,015
Reinvested	40,245	419,352	91,258	870,069
Repurchased	(75,483)	(788,152)	(823,189)	(8,384,829)
Total	99,889	$1,043,949	(491,101)	$(4,993,745)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® EXTENDED TERM SERIES CLASS L (FORMERLY CLASS R2):	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	326,496	$3,096,122	769,684	$7,269,772
Reinvested	750,792	7,170,042	1,027,330	9,052,130
Repurchased	(997,477)	(9,200,215)	(2,595,055)	(24,787,581)
Total	79,811	$1,065,949	(798,041)	$(8,465,679)

PRO-BLEND® EXTENDED TERM SERIES CLASS W:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE PERIOD 4/01/19 (COMMENCEMENT OF OPERATIONS)TO 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	293	$5,000
Reinvested	14	248	2	28
Repurchased	—	—	—	—
Total	14	$248	295	$5,028

PRO-BLEND® MAXIMUM TERM SERIES CLASS S:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	547,429	$10,987,372	693,431	$13,975,744
Reinvested	527,973	11,245,802	1,205,790	21,679,532
Repurchased	(1,043,511)	(21,150,143)	(3,209,037)	(64,254,409)
Total	31,891	$1,083,031	(1,309,816)	$(28,599,133)

PRO-BLEND® MAXIMUM TERM SERIES CLASS I:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,272,857	$10,927,655	2,588,964	$23,362,985
Reinvested	1,055,339	9,297,537	2,000,823	16,022,147
Repurchased	(3,412,841)	(29,284,043)	(5,391,803)	(49,717,137)
Total	(1,084,645)	$(9,058,851)	(802,016)	$(10,332,005)

PRO-BLEND® MAXIMUM TERM SERIES CLASS R:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	276,235	$3,396,442	467,060	$5,591,070
Reinvested	104,933	1,275,991	177,718	1,897,030
Repurchased	(94,785)	(1,133,955)	(619,464)	(7,372,038)
Total	286,383	$3,538,478	25,314	$116,062

PRO-BLEND® MAXIMUM TERM SERIES CLASS L (FORMERLY CLASS R2):	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	540,632	$4,819,181	704,235	$6,769,815
Reinvested	585,155	5,570,673	1,009,143	8,635,922
Repurchased	(1,061,607)	(9,562,502)	(1,197,143)	(11,496,558)
Total	64,180	$827,352	516,235	$3,909,179

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MAXIMUM TERM SERIES CLASS W:	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE PERIOD 4/01/19 (COMMENCEMENT OF OPERATIONS) TO 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$86	25,782	$539,460
Reinvested	1,387	29,573	1	23
Repurchased	(182)	(3,263)	—	—
Total	1,205	$26,396	25,783	$539,483

At April 30, 2020, the Advisor and its affiliates owned less than 0.1% of each Series. Investment activities of these shareholders may have a material effect on the respective Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2020 unless extended or renewed. During the six months ended April 30, 2019, none of the Series borrowed under the line of credit.

7.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. At April 30, 2020, Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series invested in options contracts (equity risk).

The Series may invest in a loan assignment of all or a portion of the loans. A Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. At April 30, 2020, none of the Series held any loan assignments.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2019 were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Ordinary income	$17,035,436	$7,180,115	$7,355,814	$12,829,278
Long-term capital gains	19,690,770	22,984,535	32,345,511	35,857,001

At April 30, 2020, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Cost for federal income tax purposes	$790,789,888	$352,519,120	$471,154,897	$302,948,008
Unrealized appreciation	45,804,006	29,508,645	43,240,768	58,797,694
Unrealized depreciation	(16,617,756)	(11,339,244)	(15,597,887)	(20,115,454)
Net unrealized appreciation	$29,186,250	$18,169,401	$27,642,881	$38,682,240

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Funds performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds service providers and disrupt the Funds operations. Management of the Fund will continue to monitor the impact of COVID-19.

11.	Subsequent Events

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through June 17, 2020, the date the financial statements were issued, and the following item was noted:

In March of this year, William Manning, who is the co-founder of Manning & Napier, Inc. (“MN Inc.”), which is the ultimate parent company of the Advisor, delivered to the company an exchange notice under the terms of the exchange agreement (the “Exchange Agreement”) that was entered into at the time that MN Inc. became a public company in 2011. Pursuant to the Exchange Agreement, Mr. Manning was able to tender the entirety of his private interests in Manning & Napier Group, LLC (“MN Group”), the managing member of the Advisor, exchangeable for cash or shares of MN Inc. Class A common stock. On April 9, 2020, MN Inc. delivered to Mr. Manning a letter indicating that, as permitted under the Exchange Agreement, it would satisfy Mr. Manning’s exchange request by purchasing all of Mr. Manning’s private interests in MN Group (the “Transaction”). The Transaction, which settled on May 11, 2020, divested Mr. Manning’s entirely of his ownership interest in MN Group. Mr. Manning also served as the Chairman of the Board of Directors of MN Inc. through June 10, 2020 and did not stand for reelection.

The Transaction may be deemed to result in a change of control of the Advisor, under the 1940 Act, which results in the assignment and automatic termination of the investment advisory agreements pursuant to which the Advisor provides investment

Notes to Financial Statements (continued)

(unaudited)

11.	Subsequent Events (continued)

advisory services to the Series (the “Current Agreement”). At a meeting of the Board of Directors of the Advisor on April 22, 2020, the Board approved new investment advisory agreements for the Series (“New Agreement“), that require shareholder approval to take effect. Shareholders are being asked to approve the New Agreement through a proxy statement that was filed on May 15, 2020, which will enable the Advisor to continue to serve the Series. Terms of the New Agreement are the same as the Current Agreement, therefore there are no changes in fees paid to the Advisor.

In relation to the termination of the Current Agreement, at a meeting of the Board of Directors of the Advisor on April 17, 2020, the Board approved an interim advisory agreement which became effective on May 11, 2020 with the closing of the Transaction, allowing the Advisor to continue to provide investment advisory services for each Series for up to 150 days between termination of the Current Agreement and shareholder approval of the New Agreement. Terms of the interim advisory agreement is the same as the Current Agreement, therefore there are no changes in fees paid to the Advisor.

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 21, 2019, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on October 25, 2019 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

●	The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

●	The Board considered the Advisor’s investments teams, including changes to the investment teams and investment team’s compensation during the past year, and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. Representatives of the Advisor discussed improved performance for many of the Series over the one- and three-year time periods ending September 30, 2019. The Board discussed with Representatives of the Advisor, performance challenges that continue to impact the three- and five-year performance of certain Fund’s strategies resulting from periods of underperformance in 2014 and 2016. After discussion, the Board acknowledged the improved short term performance of many of the Series and concluded that notwithstanding the performance challenges that continue to impact certain Series, the nature and quality of the investment management services provided by the Advisor to the Fund supported the renewal of the agreement.

●	The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. Representatives of the Advisor discussed the multi-year fee restructuring initiative which was completed by the Advisor on March 1, 2019 to increase the competitiveness of the Fund’s fees. The fee

Renewal of Investment Advisory Agreement

(unaudited)

restructuring project also resulted in a set of standardized share classes to help support the Fund’s distribution efforts across client types and varying intermediary distribution models.

●	The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 26 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

●	The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

●	The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. The Board acknowledged that the fee restructuring project completed on March 1, 2019 reduced the expense ratios for shareholders in many Series. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

●	The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management across open-end investment companies and reduce the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Board of Directors (the “Board”), including a majority of Directors who are not interested persons, of Manning & Napier Fund, Inc. and each of its series (each “a Fund” or collectively, the “Funds”) met on February 13, 2020 (the “Meeting”) to review the Liquidity Risk Management Program (the “Program”) of the Funds, in accordance with the requirements of the Liquidity Rule. The Board appointed the Liquidity Risk Management Committee (the “Committee”), in conjunction with the Fund’s investment advisor, Manning & Napier Advisors, LLC (“MNA”), to administer the Program and review it no less than annually.

At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including an evaluation of any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Review Period”).

The Report described the Committee’s review of and conclusions around each factor that the Fund must consider to assess, manage and review its Liquidity Risk. Additionally, the Report discussed the Committee’s management of the Program, including an evaluation of the Program’s methodology for classifying each portfolio investment into one of four liquidity buckets. As part of this evaluation the Committee re-affirmed that each Fund operated as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the Report highlighted the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s 15% limit on a Fund’s acquisition of Illiquid Investments.

There were no material changes to the Program during the Review Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNPRO-04/20-SAR

www.manning-napier.com

  Manning & Napier Fund, Inc.

  Rainier International Discovery Series

Beginning on June 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Rainier International Discovery Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/19	ENDING ACCOUNT VALUE 4/30/20	EXPENSES PAID DURING PERIOD 11/1/19-4/30/20[1]	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$972.60	$6.87	1.40%
Hypothetical
(5% return before expenses)	$1,000.00	$1,017.90	$7.02	1.40%
Class I

Actual	$1,000.00	$973.60	$5.64	1.15%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.14	$5.77	1.15%
Class W

Actual	$1,000.00	$978.90	$0.49	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.37	$0.50	0.10%
Class Z

Actual	$1,000.00	$974.60	$4.91	1.00%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.89	$5.02	1.00%

1 Expenses are equal to the Series’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Rainier International Discovery Series

Portfolio Composition as of April 30, 2020

(unaudited)

Country Allocation[1,2]

1As a percentage of net assets.
[2]Allocations are based on country of risk.
[3]Miscellaneous
Greece 0.8%
Iceland 0.7%
Indonesia 0.7%
Ireland 0.6%
Malaysia 0.7%
New Zealand 0.6%
Poland 0.8%
Thailand 0.7%
United States 0.8%

Sector Allocation[4]

4As a percentage of net assets.

2

Rainier International Discovery Series

Investment Portfolio - April 30, 2020

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.4%

Communication Services - 1.9%
Diversified Telecommunication Services - 1.0%
Infrastrutture Wireless Italiane S.p.A. (Italy)[1]	384,005	$4,064,303

Media - 0.9%
Future plc (United Kingdom)	298,405	3,867,081
Total Communication Services		7,931,384

Consumer Discretionary - 9.6%
Household Durables - 0.9%
Countryside Properties plc (United Kingdom)[1]	761,130	3,877,780

Internet & Direct Marketing Retail - 2.2%
Bygghemma Group First AB (Sweden)*	575,000	4,133,206
HelloFresh SE (Germany)*	140,142	4,995,133
		9,128,339
Leisure Products - 1.4%
MIPS AB (Sweden)	232,877	5,863,349

Multiline Retail - 1.3%
Poya International Co. Ltd. (Taiwan)	315,000	5,264,645

Specialty Retail - 2.0%
AllHome Corp. (Philippines)*	13,935,700	1,695,055
JUMBO S.A. (Greece)	207,277	3,243,882
Wilcon Depot, Inc. (Philippines)	11,697,028	3,386,669
		8,325,606
Textiles, Apparel & Luxury Goods - 1.8%
Li Ning Co. Ltd. (China)	2,320,000	7,325,340
Total Consumer Discretionary		39,785,059

Consumer Staples - 4.5%
Beverages - 3.1%
Carlsberg Brewery Malaysia Bhd (Malaysia)	454,500	2,900,538
Royal Unibrew A/S (Denmark)*	125,285	9,692,831
		12,593,369
Food & Staples Retailing - 0.8%
Dino Polska S.A. (Poland)*[1]	81,384	3,441,713

Food Products - 0.6%
AAK AB (Sweden)	153,000	2,499,082
Total Consumer Staples		18,534,164

Financials - 9.1%
Banks - 1.7%
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)	19,352,509	2,833,352
FinecoBank Banca Fineco S.p.A. (Italy)	384,700	4,286,201
		7,119,553

The accompanying notes are an integral part of the financial statements.

3

Rainier International Discovery Series

Investment Portfolio - April 30, 2020

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets - 3.7%
Avanza Bank Holding AB (Sweden)	400,318	$4,836,564
Euronext N.V. (Netherlands)[1]	95,175	7,990,358
MLP SE (Germany)	428,095	2,205,780
		15,032,702
Consumer Finance - 0.7%
Krungthai Card PCL - NVDR (Thailand)	2,841,100	2,960,050

Diversified Financial Services - 1.6%
Element Fleet Management Corp. (Canada)	554,835	4,093,650
Hypoport SE (Germany)*	7,514	2,649,004
		6,742,654
Insurance - 0.7%
Anicom Holdings, Inc. (Japan)*	77,900	2,875,850

Thrifts & Mortgage Finance - 0.7%
Aruhi Corp. (Japan)	245,679	2,839,897
Total Financials		37,570,706

Health Care - 18.1%
Biotechnology - 1.6%
Abcam plc (United Kingdom)	169,995	2,719,166
Genus plc (United Kingdom)	83,410	3,583,467
		6,302,633
Health Care Equipment & Supplies - 6.8%
Arjo AB - Class B (Sweden)	1,056,490	5,217,980
Asahi Intecc Co. Ltd. (Japan)	141,400	3,745,863
Carl Zeiss Meditec AG (Germany)*	34,960	3,447,344
Cellavision AB (Sweden)*	50,861	1,465,631
DiaSorin S.p.A. (Italy)	28,655	4,886,322
Nanosonics Ltd. (Australia)*	661,670	2,948,689
Ossur HF (Iceland)	419,450	2,695,016
Revenio Group OYJ (Finland)*	84,025	2,276,558
Xvivo Perfusion AB (Sweden)*	108,730	1,536,217
		28,219,620
Health Care Providers & Services - 4.3%
Amplifon S.p.A. (Italy)	52,449	1,200,631
Fagron (Belgium)	297,445	6,706,813
Korian S.A. (France)	186,175	6,253,167
Terveystalo Oyj (Finland)*[1]	349,945	3,661,601
		17,822,212
Health Care Technology - 0.6%
Pro Medicus Ltd. (Australia)	152,360	2,564,424

The accompanying notes are an integral part of the financial statements.

4

Rainier International Discovery Series

Investment Portfolio - April 30, 2020

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 0.8%
CELLINK AB - Class B (Sweden)*	239,995	$3,382,138

Pharmaceuticals - 4.0%
ALK-Abello A/S (Denmark)*	24,750	6,295,901
Dechra Pharmaceuticals plc (United Kingdom)	207,825	7,233,968
Virbac S.A. (France)*	15,580	3,072,305
		16,602,174
Total Health Care		74,893,201

Industrials - 21.5%
Aerospace & Defense - 2.0%
CAE, Inc. (Canada)	333,065	5,503,427
INVISIO Communications AB (Sweden)	241,975	2,720,163
		8,223,590
Commercial Services & Supplies - 2.1%
Loomis AB - Class B (Sweden)	184,163	4,490,954
Prestige International, Inc. (Japan)	548,300	4,282,839
		8,773,793
Electrical Equipment - 2.1%
Alfen Beheer B.V. (Netherlands)*[1]	156,055	4,495,227
Voltronic Power Technology Corp. (Taiwan)	176,900	4,199,322
		8,694,549
Machinery - 7.4%
Daifuku Co. Ltd. (Japan)	74,800	5,234,561
Interpump Group S.p.A. (Italy)	110,670	3,229,180
Nabtesco Corp. (Japan)	49,900	1,427,906
Rational AG (Germany)	2,295	1,107,515
Techtronic Industries Co. Ltd. (Hong Kong)	1,508,500	11,438,217
THK Co. Ltd. (Japan)	176,700	4,223,983
VAT Group AG (Switzerland)[1]	25,790	4,256,419
		30,917,781
Professional Services - 5.8%
ALS Ltd. (Australia)	355,285	1,551,475
Funai Soken Holdings, Inc. (Japan)	138,409	2,949,365
Nihon M&A Center, Inc. (Japan)	177,300	5,783,953
SMS Co. Ltd. (Japan)	148,000	3,225,858
Teleperformance (France)	46,325	10,377,267
		23,887,918
Trading Companies & Distributors - 2.1%
Howden Joinery Group plc (United Kingdom)	614,310	4,050,870

The accompanying notes are an integral part of the financial statements.

5

Rainier International Discovery Series

Investment Portfolio - April 30, 2020

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors (continued)
Toromont Industries Ltd. (Canada)	96,845	$4,550,209
		8,601,079
Total Industrials		89,098,710

Information Technology - 25.7%
Electronic Equipment, Instruments & Components - 5.5%
Anritsu Corp. (Japan)	264,400	5,381,993
Electrocomponents plc (United Kingdom)	519,775	3,775,637
Halma plc (United Kingdom)	237,910	6,254,714
Ingenico Group S.A. (France)	32,355	4,070,851
Softwareone Holding AG (Germany)*	175,978	3,383,737
		22,866,932
IT Services - 5.9%
Itochu Techno-Solutions Corp. (Japan)	203,400	6,214,801
Keywords Studios plc (Ireland)	140,465	2,813,982
NET One Systems Co. Ltd. (Japan)	204,700	5,900,995
NEXTDC Ltd. (Australia)*	383,125	2,186,403
Softcat plc (United Kingdom)	137,750	1,955,993
TIS, Inc. (Japan)	280,500	5,348,963
		24,421,137
Semiconductors & Semiconductor Equipment - 3.4%
ASPEED Technology, Inc. (Taiwan)	107,000	4,231,233
SOITEC (France)*	55,010	5,058,243
Win Semiconductors Corp. (Taiwan)	544,000	4,863,126
		14,152,602
Software - 10.9%
Altium Ltd. (Australia)	83,670	1,836,665
Blue Prism Group plc (United Kingdom)*	198,775	3,248,839
CyberArk Software Ltd. (United States)*	31,775	3,138,099
Cybozu, Inc. (Japan)	231,400	4,480,878
The Descartes Systems Group, Inc. (Canada)*	76,925	3,233,508
Freee KK (Japan)*	74,000	2,615,484
Nemetschek SE (Germany)	21,310	1,340,722
Netcompany Group A/S (Denmark)*[1]	134,005	6,923,052
SimCorp A/S (Denmark)	19,875	1,835,832
Sinch AB (Sweden)*[1]	132,225	6,834,010
TeamViewer AG (Germany)*	123,015	5,338,338
Technology One Ltd. (Australia)	309,210	1,896,859

The accompanying notes are an integral part of the financial statements.

6

Rainier International Discovery Series

Investment Portfolio - April 30, 2020

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Xero Ltd. (New Zealand)*	45,840	$2,343,608
		45,065,894
Total Information Technology		106,506,565

Materials - 2.5%
Chemicals - 1.4%
Corbion N.V. (Netherlands)	159,750	5,715,798

Containers & Packaging - 1.1%
Huhtamaki Oyj (Finland)*	127,305	4,751,560
Total Materials		10,467,358

Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITS) - 1.2%
Keppel DC REIT (Singapore)	2,870,600	4,760,184

Real Estate Management & Development - 1.7%
Grand City Properties S.A. (Germany)	231,525	4,841,655
Katitas Co. Ltd. (Japan)	127,600	2,226,934
		7,068,589
Total Real Estate		11,828,773

Utilities - 2.6%
Independent Power and Renewable Electricity Producers - 2.6%
Falck Renewables S.p.A. (Italy)	970,260	4,768,866
Solaria Energia y Medio Ambiente S.A. (Spain)*	569,246	5,808,257
Total Utilities		10,577,123

TOTAL COMMON STOCKS
(Identified Cost $354,067,457)		407,193,043

WARRANTS - 0.0%##

Consumer Discretionary - 0.0%##
Hotels, Restaurants & Leisure - 0.0%##
Minor International PCL - NVDR - Warrants (Expires 09/30/2021) (Thailand)*
(Identified Cost $—)	193,920	13,389

The accompanying notes are an integral part of the financial statements.

7

Rainier International Discovery Series

Investment Portfolio - April 30, 2020

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 2.7%

Dreyfus Government Cash Management, Institutional Shares, 0.17%[2]
(Identified Cost $10,917,867)	10,917,867	$10,917,867

TOTAL INVESTMENTS - 101.1%
(Identified Cost $364,985,324)		418,124,299
LIABILITIES, LESS OTHER ASSETS - (1.1%)		(4,374,698)
NET ASSETS - 100%		$413,749,601

NVDR - Non-Voting Depository Receipt

*Non-income producing security.

## Less than 0.1%.

[1]	Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $45,544,463, or 11.0% of the Series’ net assets as of April 30, 2020.

[2]	Rate shown is the current yield as of April 30, 2020.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following country:

Japan - 16.6%; Sweden - 10.4%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

8

Rainier International Discovery Series

Statement of Assets & Liabilities

April 30, 2020 (unaudited)

ASSETS:

Investments, at value (identified cost $364,985,324) (Note 2)	$418,124,299
Receivable for securities sold	4,404,951
Receivable for fund shares sold	2,020,944
Dividends receivable	534,791
Foreign tax reclaims receivable	466,039
Prepaid and other expenses	30,062

TOTAL ASSETS	425,581,086

LIABILITIES:

Foreign bank overdraft, at value (identified cost $29,088)	29,398
Accrued management fees (Note 3)	245,558
Accrued sub-transfer agent fees (Note 3)	61,917
Accrued fund accounting and administration fees (Note 3)	29,875
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	6,314
Accrued Chief Compliance Officer service fees (Note 3)	956
Accrued foreign capital gains tax (Note 2)	53,848
Payable for securities purchased	7,518,032
Payable for fund shares repurchased	3,738,256
Other payables and accrued expenses	147,331

TOTAL LIABILITIES	11,831,485

TOTAL NET ASSETS	$413,749,601

NET ASSETS CONSIST OF:

Capital stock	$206,538
Additional paid-in-capital	387,971,105
Total distributable earnings	25,571,958

TOTAL NET ASSETS	$413,749,601

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($32,897,559/1,657,945 shares)	$19.84

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($135,877,311/6,780,673 shares)	$20.04

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($18,832,771/943,812 shares)	$19.95

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($226,141,960/11,271,380 shares)	$20.06

The accompanying notes are an integral part of the financial statements.

9

Rainier International Discovery Series

Statement of Operations

For the Six Months Ended April 30, 2020 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $169,051)	$1,681,026

EXPENSES:

Management fees (Note 3)	1,954,186
Sub-transfer agent fees (Note 3)	91,858
Fund accounting and administration fees (Note 3)	59,436
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	46,584
Directors’ fees (Note 3)	22,345
Chief Compliance Officer service fees (Note 3)	1,439
Custodian fees	95,654
Miscellaneous	209,828

Total Expenses	2,481,330
Less reduction of expenses (Note 3)	(208,588)

Net Expenses	2,272,742

NET INVESTMENT LOSS	(591,716)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	12,834,118
Foreign currency and translation of other assets and liabilities	(140,668)

12,693,450

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $232,260)	(23,867,474)
Foreign currency and translation of other assets and liabilities	(2,626)

(23,870,100)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(11,176,650)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,768,366)

The accompanying notes are an integral part of the financial statements.

10

Rainier International Discovery Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE YEAR ENDED 10/31/19
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$(591,716)	$1,345,604
Net realized gain (loss) on investments and foreign currency	12,693,450	(33,528,594)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(23,870,100)	69,042,817

Net increase (decrease) from operations	(11,768,366)	36,859,827

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	—	(221,837)
Class I	(446,459)	(583,940)
Class W	(188,339)	—
Class Z	(909,875)	(759,439)

Total distributions to shareholders	(1,544,673)	(1,565,216)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(22,168,429)	(109,312,921)

Net decrease in net assets	(35,481,468)	(74,018,310)

NET ASSETS:

Beginning of period	449,231,069	523,249,379

End of period	$413,749,601	$449,231,069

The accompanying notes are an integral part of the financial statements.

11

Rainier International Discovery Series

Financial Highlights - Class S*1

	FOR THE SIX MONTHS		FOR THE YEAR ENDED		FOR THE PERIOD	FOR THE YEAR ENDED
	ENDED 4/30/20 (UNAUDITED)		10/31/19	10/31/18	4/1/17 TO 10/31/17	3/31/17		3/31/16	3/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.41		$18.83	$20.61	$16.44	$15.93		$15.45	$15.56
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.07)		(0.07)	(0.01)	0.02	(0.02)		(0.09)	0.01
Net realized and unrealized gain (loss) on investments	(0.50)		1.67	(1.77)	4.15	0.53		0.58	0.61
Total from investment operations	(0.57)		1.60	(1.78)	4.17	0.51		0.49	0.62
Less distributions to shareholders:
From net investment income	—		(0.02)	—	—	—		—	—
From net realized gain on investments	—		—	—	—	—		(0.01)	(0.73)
Total distributions to shareholders	—		(0.02)	—	—	—		(0.01)	(0.73)
Net asset value - End of period	$19.84		$20.41	$18.83	$20.61	$16.44		$15.93	$15.45
Net assets - End of period (000’s omitted)	$32,898		$39,387	$193,071	$120,399	$78,260		$99,944	$4,058
Total return[3]	(2.79%	)	8.53%	(8.64% )	25.36%	3.14%		3.22%	4.55%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.40%[4]		1.40%	1.40%	1.49%[4,5]	1.51%[5]		1.50%	1.50%
Net investment income (loss)	(0.64%	)[4]	(0.36% )	(0.05% )	0.20%[4]	(0.12%	)	(0.56% )	0.06%
Series portfolio turnover	51%		102%	73%	46%	123%		93%	111%

*Effective March 1, 2019, Class K shares of the Series have been redesignated as Class S Shares.

**The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.05%[4]	0.04%	0.03%	0.21%[4]	0.14%	0.14%	0.32%

1Rainier International Discovery Fund (“the Predecessor Fund”) transferred its assets and liabilities to the Series at the close of business on August 21, 2017. Because the Series had no investment operations prior to the Reorganization, and based on the similarity of the Series to the Predecessor Fund, the Predecessor Fund is treated as the survivor for accounting and performance reporting purposes. Class S shares of the Series (formerly Class K) were formerly Class A shares of the Predecessor Fund.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratio exceeds expense limitation due to recognition of expenses related to the Reorganization of the Fund. The majority of the expenses incurred by the Series in connection with the reorganization were paid by the Advisor. The Series paid certain expenses, including half of the cost of the proxy, such as printing and solicitation, and all of the legal fees incurred in connection to the reorganization.

The accompanying notes are an integral part of the financial statements.

12

Rainier International Discovery Series

Financial Highlights - Class I1

	FOR THE SIX MONTHS		FOR THE YEAR ENDED		FOR THE PERIOD	FOR THE YEAR ENDED
	ENDED 4/30/20 (UNAUDITED)		10/31/19	10/31/18	4/1/17 TO 10/31/17	3/31/17		3/31/16	3/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.64		$19.04	$20.81	$16.58	$16.02		$15.50	$15.58
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.04)		0.06	0.07	0.05	0.00	[3]	(0.03)	0.04
Net realized and unrealized gain (loss) on investments	(0.50)		1.61	(1.81)	4.18	0.56		0.56	0.62
Total from investment operations	(0.54)		1.67	(1.74)	4.23	0.56		0.53	0.66
Less distributions to shareholders:
From net investment income	(0.06)		(0.07)	(0.03)	—	—		—	(0.01)
From net realized gain on investments	—		—	—	—	—		(0.01)	(0.73)
Total distributions to shareholders	(0.06)		(0.07)	(0.03)	—	—		(0.01)	(0.74)
Net asset value - End of period	$20.04		$20.64	$19.04	$20.81	$16.58		$16.02	$15.50
Net assets - End of period (000’s omitted)	$135,877		$154,009	$161,390	$189,955	$114,487		$76,624	$40,356
Total return[4]	(2.64%	)	8.81%	(8.38% )	25.51%	3.43%		3.47%	4.81%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.15%[5]		1.14%	1.12%	1.24%[5,6]	1.26%[6]		1.25%	1.25%
Net investment income (loss)	(0.39%	)[5]	0.31%	0.30%	0.41%[5]	0.01%		(0.19% )	0.40%
Series portfolio turnover	51%		102%	73%	46%	123%		93%	111%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.02%[5]	0.03%	N/A	0.11%[5]	0.07%	0.06%	0.27%

1Rainier International Discovery Fund (“the Predecessor Fund”) transferred its assets and liabilities to the Series at the close of business on August 21, 2017. Because the Series had no investment operations prior to the Reorganization, and based on the similarity of the Series to the Predecessor Fund, the Predecessor Fund is treated as the survivor for accounting and performance reporting purposes. Class I shares of the Series were formerly Institutional shares of the Predecessor Fund.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratio exceeds expense limitation due to recognition of expenses related to the Reorganization of the Fund. The majority of the expenses incurred by the Series in connection with the reorganization were paid by the Advisor. The Series paid certain expenses, including half of the cost of the proxy, such as printing and solicitation, and all of the legal fees incurred in connection to the reorganization.

The accompanying notes are an integral part of the financial statements.

13

Rainier International Discovery Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 4/30/20 (UNAUDITED)	FOR THE PERIOD 3/1/19[1] TO 10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.59	$19.34
Income (loss) from investment operations:
Net investment income[2]	0.07	0.22
Net realized and unrealized gain (loss) on investments	(0.50)	1.03
Total from investment operations	(0.43)	1.25
Less distributions to shareholders:
From net investment income	(0.21)	—
Net asset value - End of period	$19.95	$20.59
Net assets - End of period (000’s omitted)	$18,833	$18,095
Total return[3]	(2.16% )	6.46%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.10%	0.10%
Net investment income[4]	0.68%	1.65%
Series portfolio turnover	51%	102%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount4:

0.98%	1.00%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

14

Rainier International Discovery Series

Financial Highlights - Class Z*

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED		FOR THE PERIOD 8/21/17[1] TO
	4/30/20 (UNAUDITED)		10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.67		$19.06	$20.82	$19.40
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)		0.09	0.03	0.01
Net realized and unrealized gain (loss) on investments	(0.51)		1.61	(1.75)	1.41
Total from investment operations	(0.53)		1.70	(1.72)	1.42
Less distributions to shareholders:
From net investment income	(0.08)		(0.09)	(0.04)	—
Net asset value - End of period	$20.06		$20.67	$19.06	$20.82
Net assets - End of period (000’s omitted)	$226,142		$237,740	$168,789	$21
Total return[3]	(2.59%	)	8.99%	(8.29% )	7.32%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.00%[4]		1.00%	1.00%	1.00%[4]
Net investment income (loss)	(0.22%	)[4]	0.48%	0.16%	0.14%[4]
Series portfolio turnover	51%		102%	73%	46%

*Effective August 21, 2018, Class R6 shares of the Series have been redesignated as Class Z shares.

**The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.08%[4]	0.08%	0.04%	0.17%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

15

Rainier International Discovery Series

Notes to Financial Statements

(unaudited)

1.	Organization

Rainier International Discovery Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to seek long-term capital appreciation.

The Series is authorized to issue four classes of shares (Class S, I, W and Z). Each class is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2020, 8.9 billion shares have been designated in total among 31 series, of which 100 million have been designated as Rainier International Discovery Series Class I common stock, Rainier International Discovery Series Class S (formerly Class K) common stock, Rainier International Discovery Series Class W common stock and Rainier International Discovery Series Class Z (formerly Class R6) common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of

16

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)
securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is applied as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Common stocks:
Communication Services	$7,931,384	$—	$7,931,384	$—
Consumer Discretionary	39,785,059	—	39,785,059	—
Consumer Staples	18,534,164	—	18,534,164	—
Financials	37,570,706	4,093,650	33,477,056	—
Health Care	74,893,201	—	74,893,201	—
Industrials	89,098,710	10,053,636	79,045,074	—
Information Technology	106,506,565	6,371,607	100,134,958	—
Materials	10,467,358	—	10,467,358	—
Real Estate	11,828,773	—	11,828,773	—
Utilities	10,577,123	—	10,577,123	—
Warrants:
Consumer Discretionary	13,389	—	13,389	—
Short-Term Investment	10,917,867	10,917,867	—	—
Total assets	$418,124,299	$31,436,760	$386,687,539	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2019 or April 30, 2020.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

17

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2020, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the two years ended March 31, 2016 and March 31, 2017, the period ended October 31, 2017 and the years ended October 31, 2018 and October 31, 2019. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

18

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Series’ average daily net assets. The investment sub-advisor of the Series is Rainier Investment Management, LLC (“Rainier” or the “Sub-Advisor”). The Advisor pays the Sub-Advisor out of the fee received from the Series at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor and/or Sub-Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S shares and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 1.15% of the average daily net assets of the Class I and Class S shares, 1.00% of the average daily net assets of the Class Z shares, and 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

19

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

Pursuant to these agreements, the Advisor waived $84,407 in management fees for Class W shares for the six months ended April 30, 2020. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $10,141, $15,822, $7,411 and $90,807 for Class S, Class I, Class W, and Class Z shares, respectively, for the six months ended April 30, 2020. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2020, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of April 30, 2020, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2022	2023
Class I	$ 44,220	$15,822
Class S	21,581	10,141
Class W	9,606	7,411
Class Z	149,233	90,807

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2020, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $213,172,020 and $215,215,608, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S, Class I, Class W, and Class Z shares of Rainier International Discovery Series were:

CLASS S (FORMERLY CLASS K)	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	303,465	$5,726,283	1,280,251	$23,704,928
Reinvested	—	—	12,524	221,424
Repurchased	(575,663)	(10,961,248)	(9,618,012)	(181,537,350)
Total	(272,198)	$(5,234,965)	(8,325,237)	$(157,610,998)

20

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	919,332	$18,704,378	4,155,465	$79,344,260
Reinvested	18,082	394,018	27,468	490,020
Repurchased	(1,618,441)	(32,064,076)	(5,197,891)	(100,580,593)
Total	(681,027)	$(12,965,680)	(1,014,958)	$(20,746,313)

CLASS W	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE PERIOD 3/01/19 (COMMENCEMENT OF OPERATIONS) TO 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	88,768	$1,853,865	906,002	$17,700,743
Reinvested	8,711	188,339	—	—
Repurchased	(32,552)	(690,678)	(27,117)	(549,662)
Total	64,927	$1,351,526	878,885	$17,151,081

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/20		FOR THE YEAR ENDED 10/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,371,743	$27,230,905	4,980,668	$96,859,767
Reinvested	16,182	352,926	11,075	197,579
Repurchased	(1,618,124)	(32,903,141)	(2,343,507)	(45,164,037)
Total	(230,199)	$(5,319,310)	2,648,236	$51,893,309

At April 30, 2020, one shareholder account owned 21.3% of the Series. In addition, the Advisor and its affiliates owned less than 0.1% of the Series. Investment activities of these shareholders may have a material effect on the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2020 unless extended or renewed. During the six months ended April 30, 2020, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2020.

21

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2019 were as follows:

Ordinary income	$1,565,216

At April 30, 2020, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$367,715,744
Unrealized appreciation	70,187,603
Unrealized depreciation	(19,779,048)
Net unrealized appreciation	$50,408,555

At October 31, 2019, the Series had net short-term capital loss carryforwards of $33,708,740, which may be carried forward indefinitely.

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Funds performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds service providers and disrupt the Funds operations. Management of the Fund will continue to monitor the impact of COVID-19.

11.	Subsequent Events

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through June 17, 2020, the date the financial statements were issued, and the following item was noted:

In March of this year, William Manning, who is the co-founder of Manning & Napier, Inc. (“MN Inc.”), which is the ultimate parent company of the Advisor, delivered to the company an exchange notice under the terms of the exchange agreement (the “Exchange Agreement”) that was entered into at the time that MN Inc. became a public company in 2011. Pursuant to the Exchange Agreement, Mr. Manning was able to tender the entirety of his private interests in Manning & Napier Group, LLC (“MN Group”), the managing member of the Advisor, exchangeable for cash or shares of MN Inc. Class A common stock. On April 9,

22

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

11.	Subsequent Events (continued)

2020, MN Inc. delivered to Mr. Manning a letter indicating that, as permitted under the Exchange Agreement, it would satisfy Mr. Manning’s exchange request by purchasing all of Mr. Manning’s private interests in MN Group (the “Transaction”). The Transaction, which settled on May 11, 2020, divested Mr. Manning’s entirely of his ownership interest in MN Group. Mr. Manning also served as the Chairman of the Board of Directors of MN Inc. through June 10, 2020 and did not stand for reelection.

The Transaction may be deemed to result in a change of control of the Advisor and the Sub-Advisor, under the 1940 Act, which results in the assignment and automatic termination of the investment advisory agreements and the investment sub-advisory agreement pursuant to which the Advisor and the Sub-Advisor provides investment advisory services and sub-advisory services, respectively to the Series (the “Current Agreements”). At a meeting of the Board of Directors of the Advisor on April 22, 2020, the Board approved new investment advisory agreements and a new investment sub-advisory agreement for the Series (each a “New Agreement,” and, together, the “New Agreements”), that require shareholder approval to take effect. Shareholders are being asked to approve the New Agreement through a proxy statement that was filed on May 15, 2020, which will enable the Advisor and the Sub-Advisor to continue to serve the Series. Terms of the New Agreements are the same as the Current Agreements, therefore there are no changes in fees paid to the Advisor and Sub-Advisor.

In relation to the termination of the Current Agreements, at a meeting of the Board of Directors of the Advisor on April 17, 2020, the Board approved an interim advisory and sub-advisory agreements which became effective on May 11, 2020 with the closing of the Transaction, allowing the Advisor and Sub-Advisor to continue to provide investment advisory and sub-advisory services for each Series for up to 150 days between termination of the Current Agreements and shareholder approval of the New Agreements. Terms of the interim advisory and sub-advisory agreements is the same as the Current Agreements, therefore there are no changes in fees paid to the Advisor and Sub-Advisor.

23

Rainier International Discovery Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 21, 2019, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management LLC (the ”Sub-Advisor”)(collectively, the “Advisory Agreements”) on behalf of the Rainier International Discovery Series (the “Series”) were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on October 25, 2019 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Series throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to the Series, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

●

The Board considered the nature and quality of services provided by the Advisor under the Agreements since the Series’ adoption in August 2017, including, among others: administering the affairs of the Series (including the books and records of the Series not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Series; providing information and other reports to the Directors and responding to their questions and requests, and supervising the preparation of tax returns, SEC filings (including registration statements), reports to shareholders for the Series and oversight of the Sub-Advisor. The Board also considered the nature and quality of such services provided under the Investment Advisory Agreement in light of the Advisor’s services provided to the other series of the Fund for approximately 30 years under an existing investment advisory agreement. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor’s personnel who perform services to the Series, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Series required under the Agreement in a reasonable manner.

●

The Board also considered the nature and quality of services provided by the Sub-Advisor under the Sub-Advisory Agreement, including among others: investment research and portfolio management, portfolio and prospectus compliance, trading and account management, broker selection for best execution, exercising proxy voting rights, security valuation advice and support, sub-advisor compliance and maintaining books and records related to the Series.

●

The Board considered the Sub-Advisor’s investment team, including changes to the investment team during the past year, and the investment process. The Board considered the performance of the Series since its inception, as well as over multiple time periods including: one year, three year, five year and since inception Returns for the established benchmark for the Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. Representatives of the Advisor discussed the Series’ outperformance relative to the benchmark over the three-year, five-year and since inception time periods ending September 30, 2019. The Board discussed with Representatives of the Advisor, performance challenges in the fourth quarter of 2018 that continue to impact the Series’ performance relative to the benchmark for the one-year time period ending September 30, 2019. After discussion, the Board

24

Rainier International Discovery Series

Renewal of Investment Advisory Agreement

(unaudited)

acknowledged the Series’ outperformance relative to the benchmark over the three-year, five-year and since inception time periods, and concluded that notwithstanding the performance challenges that continue to impact the Series’ performance for the one-year time period, the nature and quality of the investment management services provided by the Advisor to the Fund supported the renewal of the agreement.

●

The Board considered the fees and expenses of the Series. The Advisor presented the advisory fee and total expenses for the Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The Advisor also presented sub-advisory compensation paid to the Sub-Advisor, including the allocation of the management fee between the Advisor and the Sub-Advisor. After discussion, the Directors concluded that both the advisory fee paid to the Advisor and the sub-advisory fee paid to the Sub-Advisor were reasonable in relation to the services provided by each to the Series, and that the allocation of the management fee between the Advisor and Sub-Advisor was reasonable when considering the nature and costs of the services provided by each entity.

●

The Board considered whether the Advisor and Sub-Advisor had achieved economies of scale with respect to its services to the Series. The Board acknowledged the expense cap incorporated in the Series’ current fee structure, which requires the Advisor to subsidize the expenses of the Series if it is operating above its expense cap, noting that the Series is currently receiving expense reimbursements from the Advisor. The Board concluded that the Series would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

●

The Advisor provided the Board with information comparing the Series’ contractual management fees with the Advisor and Sub-Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

●

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of the Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for the Series and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the current fees and expenses of the Series were reasonable on a comparative basis.

●

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Investment Advisory Agreement. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Representatives of the Advisor discussed a decline in the Advisor’s profitability derived from the Fund and the expected impact that planned technology and operating platform upgrades would have on future profitability. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). The Board acknowledged the strength of the Advisor’s balance sheet which provides the Advisor with the financial flexibility to support its investment team. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

●

The Board considered the costs of the Sub-Advisor’s services and the profits of the Sub-Advisor as they relate to the services provided to the Series under the Sub-Advisory Agreement. After discussing the above costs and profits, the Board concluded that the Sub-Advisor’s profitability relating to its services provided under the Sub-Advisory Agreement was reasonable.

25

Rainier International Discovery Series

Renewal of Investment Advisory Agreement

(unaudited)

●

The Board also considered the other benefits the Advisor and Sub-Advisor derives from its relationship with the Series and the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and Sub-Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. The Board concluded that these additional benefits to the Advisor and Sub-Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to the Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of the Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

26

Rainier International Discovery Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management across open-end investment companies and reduce the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Board of Directors (the “Board”), including a majority of Directors who are not interested persons, of Manning & Napier Fund, Inc. and each of its series (each “a Fund” or collectively, the “Funds”) met on February 13, 2020 (the “Meeting”) to review the Liquidity Risk Management Program (the “Program”) of the Funds, in accordance with the requirements of the Liquidity Rule. The Board appointed the Liquidity Risk Management Committee (the “Committee”), in conjunction with the Fund’s investment advisor, Manning & Napier Advisors, LLC (“MNA”), to administer the Program and review it no less than annually.

At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including an evaluation of any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Review Period”).

The Report described the Committee’s review of and conclusions around each factor that the Fund must consider to assess, manage and review its Liquidity Risk. Additionally, the Report discussed the Committee’s management of the Program, including an evaluation of the Program’s methodology for classifying each portfolio investment into one of four liquidity buckets. As part of this evaluation the Committee re-affirmed that each Fund operated as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the Report highlighted the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s 15% limit on a Fund’s acquisition of Illiquid Investments.

There were no material changes to the Program during the Review Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Rainier International Discovery Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNIDS-04/20-SAR

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

Item 4:	Principal Accountant Fees and Services

Not applicable for Semi-Annual Reports.

Item 5:	Audit Committee of Listed registrants

Not applicable.

Item 6:	Investments

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.
(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed- End Management Investment Companies

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:	Controls and Procedures

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits

(a)(1) Not applicable for Semi-Annual Reports.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: June 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: June 24, 2020

/s/ Troy M. Statczar

Troy M. Statczar

Treasurer and Principal Financial Officer

Manning & Napier Fund, Inc.

Date: June 24, 2020